(2_FIDELITY_LOGOS)FIDELITY ADVISOR

MUNICIPAL BOND
FUND - INSTITUTIONAL CLASS
SEMIANNUAL REPORT
JUNE 30, 1997
CONTENTS


PRESIDENT'S MESSAGE    3     Ned Johnson on investing
                             strategies.

PERFORMANCE            4     How the fund has done over time.

FUND TALK              7     The manager's review of fund
                             performance, strategy and outlook.

INVESTMENT CHANGES     10    A summary of major shifts in the
                             fund's investments over the past six
                             months.

INVESTMENTS            11    A complete list of the fund's
                             investments with their market
                             values.

FINANCIAL STATEMENTS   24    Statements of assets and liabilities,
                             operations, and changes in net
                             assets,
                             as well as financial highlights.

NOTES                  33    Notes to the financial statements.




THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED
FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY
AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE
YOU INVEST OR
SEND MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Through the first six months of 1997, stock and bond markets experienced the kind of short-term volatility that can affect them periodically. The stock market rebounded strongly from its early spring correction to continue on its record-setting pace, as seen by the roughly 20% year-to-date gain by the Standard & Poor's 500 Index. The bond market posted moderate returns over the first half of the year, as positive news on the inflation front helped soften the effects of a hike in short-term interest rates by the Federal Reserve Board in late March.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government. Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR MUNICIPAL BOND FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Institutional Class shares took place on July 1, 1996. Returns prior to July 1, 1996 are those of Initial Class, the original class of the fund. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JUNE 30, 1997       PAST 6   PAST 1   PAST 5   PAST 10
                                  MONTHS   YEAR     YEARS    YEARS

Advisor Municipal Bond Fund -     2.88%    7.89%    36.83%   112.99%
 Institutional Class

Lehman Brothers Municipal Bond    3.20%    8.26%    40.90%   119.37%
Index

General Municipal Debt Funds      2.95%    7.81%    37.10%   111.62%
Average

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class returns to the performance of the Lehman Brothers Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year. To measure how Institutional Class performance stacked up against its peers, you can compare it to the general municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 238 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JUNE 30, 1997            PAST 1   PAST 5   PAST 10
                                       YEAR     YEARS    YEARS

Advisor Municipal Bond Fund -          7.89%    6.47%    7.85%
 Institutional Class

Lehman Brothers Municipal Bond Index   8.26%    7.10%    8.17%

General Municipal Debt Funds Average   7.81%    6.51%    7.76%

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year.
$10,000 OVER 10 YEARS
  1987/06/30      10000.00                    10000.00
  1987/07/31      10122.11                    10102.00
  1987/08/31      10168.98                    10124.73
  1987/09/30       9644.27                     9751.43
  1987/10/31       9732.29                     9785.95
  1987/11/30       9949.26                    10041.46
  1987/12/31      10143.01                    10187.16
  1988/01/31      10658.03                    10550.03
  1988/02/29      10759.49                    10661.54
  1988/03/31      10499.13                    10537.87
  1988/04/30      10534.99                    10617.96
  1988/05/31      10571.25                    10587.27
  1988/06/30      10771.48                    10742.16
  1988/07/31      10849.22                    10812.20
  1988/08/31      10873.13                    10821.72
  1988/09/30      11091.88                    11017.59
  1988/10/31      11340.79                    11211.50
  1988/11/30      11209.62                    11108.80
  1988/12/31      11390.93                    11222.45
  1989/01/31      11557.73                    11454.53
  1989/02/28      11438.23                    11323.83
  1989/03/31      11434.26                    11296.77
  1989/04/30      11764.23                    11564.95
  1989/05/31      11994.10                    11805.16
  1989/06/30      12165.25                    11965.47
  1989/07/31      12278.61                    12128.32
  1989/08/31      12169.08                    12009.58
  1989/09/30      12121.69                    11973.79
  1989/10/31      12264.75                    12120.23
  1989/11/30      12424.47                    12332.34
  1989/12/31      12480.35                    12433.22
  1990/01/31      12409.48                    12374.41
  1990/02/28      12524.34                    12484.54
  1990/03/31      12535.34                    12488.29
  1990/04/30      12370.42                    12397.87
  1990/05/31      12708.49                    12668.52
  1990/06/30      12842.41                    12779.87
  1990/07/31      13040.33                    12967.74
  1990/08/31      12792.99                    12779.44
  1990/09/30      12866.20                    12786.73
  1990/10/31      13019.60                    13018.68
  1990/11/30      13268.62                    13280.49
  1990/12/31      13342.79                    13338.26
  1991/01/31      13498.21                    13517.26
  1991/02/28      13568.64                    13634.86
  1991/03/31      13592.55                    13639.76
  1991/04/30      13782.44                    13821.17
  1991/05/31      13888.44                    13944.04
  1991/06/30      13894.29                    13930.24
  1991/07/31      14087.15                    14099.91
  1991/08/31      14264.94                    14285.60
  1991/09/30      14426.50                    14471.60
  1991/10/31      14570.62                    14601.85
  1991/11/30      14610.18                    14642.59
  1991/12/31      14932.13                    14956.82
  1992/01/31      14938.89                    14990.92
  1992/02/29      14961.09                    14995.71
  1992/03/31      14953.84                    15001.26
  1992/04/30      15103.32                    15134.77
  1992/05/31      15291.24                    15312.91
  1992/06/30      15565.85                    15569.86
  1992/07/31      16044.09                    16036.65
  1992/08/31      15812.94                    15880.29
  1992/09/30      15908.56                    15984.15
  1992/10/31      15583.24                    15827.02
  1992/11/30      16050.25                    16110.48
  1992/12/31      16265.40                    16274.97
  1993/01/31      16481.01                    16464.25
  1993/02/28      17151.99                    17059.76
  1993/03/31      16921.77                    16879.44
  1993/04/30      17116.81                    17049.75
  1993/05/31      17218.31                    17145.57
  1993/06/30      17532.41                    17431.73
  1993/07/31      17496.11                    17454.57
  1993/08/31      17955.83                    17817.97
  1993/09/30      18175.70                    18020.92
  1993/10/31      18176.88                    18055.70
  1993/11/30      17954.38                    17896.63
  1993/12/31      18407.74                    18274.43
  1994/01/31      18637.91                    18483.12
  1994/02/28      18074.79                    18004.41
  1994/03/31      17153.80                    17271.27
  1994/04/30      17234.26                    17417.73
  1994/05/31      17404.71                    17568.74
  1994/06/30      17268.04                    17461.40
  1994/07/31      17634.78                    17781.46
  1994/08/31      17674.62                    17842.99
  1994/09/30      17294.44                    17581.05
  1994/10/31      16849.95                    17268.81
  1994/11/30      16376.99                    16956.59
  1994/12/31      16844.98                    17329.81
  1995/01/31      17409.38                    17825.09
  1995/02/28      17989.59                    18343.45
  1995/03/31      18188.71                    18554.21
  1995/04/30      18176.56                    18576.11
  1995/05/31      18769.89                    19168.87
  1995/06/30      18590.38                    19002.10
  1995/07/31      18741.56                    19182.24
  1995/08/31      18986.70                    19425.47
  1995/09/30      19110.68                    19548.43
  1995/10/31      19379.34                    19832.67
  1995/11/30      19718.13                    20161.69
  1995/12/31      19902.79                    20355.45
  1996/01/31      20056.32                    20509.13
  1996/02/29      19917.56                    20370.69
  1996/03/31      19660.38                    20110.36
  1996/04/30      19572.28                    20053.44
  1996/05/31      19560.33                    20045.42
  1996/06/30      19741.76                    20263.72
  1996/07/31      19923.85                    20448.12
  1996/08/31      19905.76                    20443.21
  1996/09/30      20158.66                    20729.41
  1996/10/31      20390.51                    20963.86
  1996/11/30      20796.87                    21347.50
  1996/12/31      20703.81                    21257.84
  1997/01/31      20760.64                    21298.02
  1997/02/28      20937.25                    21493.54
  1997/03/31      20638.08                    21207.03
  1997/04/30      20797.17                    21384.53
  1997/05/31      21088.18                    21706.15
  1997/06/30      21299.48                    21937.32
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Municipal Bond Fund - Institutional Class on June 30, 1987. As the chart shows, by June 30, 1997, the value of the investment would have grown to $21,299 - a 112.99% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $21,937 - a 119.37% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will
do tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
            SIX         YEARS ENDED DECEMBER 31,
            MONTHS
            ENDED
            JUNE 30,

            1997        1996                        1995   1994   1993   1992


Dividend return               2.39%   4.98%    5.88%    5.01%     5.83%    6.31%

Capital appreciation return   0.49%   -0.96%   12.27%   -13.50%    7.34%   2.62%

Total return                  2.88%   4.02%    18.15%   -8.49%    13.17%   8.93%


TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any.
DIVIDENDS AND YIELD

PERIODS ENDED JUNE 30, 1997              PAST 1        PAST 6         LIFE OF
                                         MONTH         MONTHS         CLASS

Dividends per share                      3.20(cents)   19.21(cents)   38.81(cents)

Annualized dividend rate                 4.72%         4.75%          4.79%

30-day annualized yield                  4.42%         -              -

30-day annualized tax-equivalent yield   6.91%         -              -


DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $8.25 over the past one month, $8.16 over the past six months and $8.13 over life of class, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 36% federal tax bracket but does not reflect payment of the federal alternative minimum tax, if applicable. If Fidelity had not reimbursed certain class expenses during the periods shown, the yield would have been -0.10%.
FUND TALK: THE MANAGER'S OVERVIEW


An interview with George Fischer, Portfolio Manager of Fidelity Advisor Municipal Bond Fund
Q. GEORGE, HOW DID THE FUND PERFORM OVER THE PAST SIX MONTHS AND PAST YEAR?
A. For the six months that ended June 30, 1997, the fund's Institutional Class shares had a total return of 2.88%. To get a sense of how the fund did relative to its peers, the general municipal debt funds average returned 2.95% for the same period, according to Lipper Analytical Services. The Lehman Brothers Municipal Bond Index, which tracks the types of securities in which the fund invests, had a six-month return of 3.20%. For the year that ended June 30, 1997, the fund's Institutional Class returned 7.89%. For the same 12-month period, the general municipal debt funds average returned 7.81%, according to Lipper. For the same one-year period, the Lehman Brothers index returned 8.26%.
Q. HOW WOULD YOU CHARACTERIZE THE MUNICIPAL BOND MARKET OVER THE PAST SIX
MONTHS?
A. I'd characterize it as a somewhat choppy environment. Evidence that the economy was growing at a much-quicker-than-expected pace sent Treasury bond yields higher and, correspondingly, their prices lower during much of the period. On the other hand, yields on municipal securities didn't react as negatively, and muni bond prices were more stable throughout the period. The divergence between Treasuries and municipals was greatest in the long-maturity end of the market. As an example, the yield on a 30-year Treasury rose 0.15%, while the yield on a 30-year Aaa-rated muni fell 0.15%. In the short-maturity end of the market, the yield on a five-year Treasury rose 0.20%, while the yield on a five-year Aaa-rated muni rose only 0.10%. Municipal prices were supported by the fact that there was a limited supply of municipals available while demand for them grew.
Q. WHICH OF THE FUND'S HOLDINGS HELPED PERFORMANCE? WHICH DETRACTED?
A. Bonds issued in New York and California were some of the fund's - and the municipal market's - best performers during the period. Both states enjoyed the benefits of having strengthening local economies, which translated into higher revenue collections and better fiscal health. As far as detractors go, I can't think of any specific bond that was a disappointment. However, a higher stake in California bonds might have helped the fund since they were among the market's best performers during the period.
Q. HOW WAS THE FUND STRUCTURED DURING THE PAST SIX MONTHS?
A. In terms of maturity, I kept the fund heavily weighted in bonds with maturities of between 10 and 15 years. There were a couple of reasons why I emphasized these intermediate-maturity bonds. First, the yield these bonds generate tends to be higher than the yield generated by owning a combination of long- and short-maturity bonds. What's more, long-term bonds tend to be callable, which means they can be redeemed by their issuer before maturity. Callable bonds tend to rise less in up markets and fall more in down markets. Intermediate-maturity bonds, on the other hand, typically aren't susceptible to being called.
Q. AT THE END OF THE PERIOD, ABOUT 75% OF THE FUND'S HOLDINGS WERE IN BONDS WITH CREDIT RATINGS OF A AND ABOVE AS JUDGED BY MOODY'S INVESTOR SERVICES. WHY DID YOU FOCUS ON THESE BONDS WHEN BAA-RATED BONDS OFFERED HIGHER YIELDS?
A. I didn't feel that Baa-rated bonds in general offered enough in the way of additional yield to compensate for their added risk. Credit ratings measure credit risk, meaning the risk that a municipal issuer will not repay its debt as promised. Typically, the higher level of credit risk a bond carries, the lower its credit rating and the higher its yield. But during the past six months, there was very little difference between the reward - or yield - offered by lower-quality bonds compared to higher-quality securities.
Q. WERE THERE ANY SIGNIFICANT CHANGES IN THE WAY THE FUND'S HOLDINGS WERE ALLOCATED AMONG SECTORS DURING THE PERIOD?
A. Not really. General obligation bonds (GOs) remained the fund's largest sector concentration. A GO is backed by the full faith and credit - which includes the taxing power - of a city, county, state or other issuer. A GO is repaid with general revenue such as taxes. General revenues are sensitive to both the economy and a municipality's fiscal health, both of which have been strong during the period in many of the areas the fund emphasized. In choosing GOs, I put an emphasis on staying diversified and not taking on very large positions in any one security.
Q. WHAT'S YOUR OUTLOOK FOR MUNICIPALS?
A. Until investors feel like they have a good handle on where the economy, interest rates and inflation are headed, the bond market is likely to remain choppy. The past six months have been a relatively good period compared to U.S. Treasuries and, by the end of the period, munis seemed fairly valued in relation to their taxable counterparts. I think that the municipal market will need to continue to experience strong demand and weak supply in order to continue outperforming Treasuries.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: seeks as high a
level of current income
that is free from federal
income tax, consistent with
preservation of capital by
investing primarily in
investment-grade municipal
securities under normal
conditions
START DATE: August 19, 1976
SIZE: as of June 30, 1997,
more than $929 million
MANAGER: George Fischer,
since 1995; joined Fidelity
in 1989
(checkmark)
GEORGE FISCHER ON THE
RELATIONSHIP BETWEEN BOND
PRICES AND BOND YIELDS:
"When choosing investments
for the fund, I consider a
bond's price, its coupon - or
income - and its yield. While
a bond's coupon - which is the
interest rate the issuer
promises to pay the holder until
maturity - remains constant,
its price changes practically
every day. In fact, it's not
uncommon for a municipal
bond's price to fluctuate as
much as 1% any given day.
When a bond's price fluctuates
- because of changes in
demand and supply, credit
quality or other factor - its
yield also changes.
"The relationship between a
bond's price and its yield can
be thought of as a seesaw:
yield up, price down; yield
down, price up. While a given
bond may look attractive
because it offers a high yield, I
also consider where future
yields will be since they
determine future prices and,
therefore, play into total
return."
INVESTMENT CHANGES


TOP FIVE STATES AS OF JUNE 30, 1997
             % OF        % OF FUND'S
             FUND'S      INVESTMENTS
             INVESTMEN   IN THESE STATES
             TS          6 MONTHS AGO

New York     17.2        16.4

Texas        11.2        9.7

California   9.3         10.0

Georgia      7.3         5.9

Illinois     6.3         6.8

TOP FIVE MARKET SECTORS AS OF JUNE 30, 1997
                     % OF FUND'S    % OF FUND'S
                     INVESTMENTS    INVESTMENTS
                                    IN THESE MARKET
                                    SECTORS
                                    6 MONTHS AGO

General Obligation   40.2           38.0

Electric Revenue     16.7           17.7

Water and Sewer      8.4            9.4

Health Care          7.5            7.9

Special Tax          6.1            7.2

AVERAGE YEARS TO MATURITY AS OF JUNE 30, 1997
               6 MONTHS AGO

Years   11.6   12.4

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF JUNE 30, 1997
              6 MONTHS AGO

Years   6.9   7.5

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF JUNE 30, 1997 AS OF DECEMBER 31, 1996
Aaa 52.9%
Aa, A 24.8%
Baa 17.4%
Ba, B 0.9%
Non-rated 1.5%
Short-term
investments 2.5%
Aaa 50.5%
Aa, A 27.9%
Baa 15.6%
Ba  0.8%
Non-rated 2.0%
Short-term
investments 3.2%
Row: 1, Col: 1, Value: 52.0
Row: 1, Col: 2, Value: 24.0
Row: 1, Col: 3, Value: 17.0
Row: 1, Col: 4, Value: 1.6
Row: 1, Col: 5, Value: 2.4
Row: 1, Col: 6, Value: 3.0
Row: 1, Col: 1, Value: 49.0
Row: 1, Col: 2, Value: 27.1
Row: 1, Col: 3, Value: 15.6
Row: 1, Col: 4, Value: 1.8
Row: 1, Col: 5, Value: 2.5
Row: 1, Col: 6, Value: 4.0
WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS.
INVESTMENTS JUNE 30, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


MUNICIPAL BONDS - 97.5%
  PRINCIPAL AMOUNT VALUE (NOTE 1)
  (000S) (000S)
ALABAMA - 0.4%
Cullman Med. Park South Med. Clinic Board Rev.
(Cullman Reg'l. Med. Ctr.) Series A, 6.50% 2/15/13  $ 4,000 $ 4,075
ARIZONA - 1.9%
Agriculture Impt. & Pwr. Dist. Elec. Sys. Rev. Rfdg.
(Salt River Proj.) Series B, 6.50% 1/1/04    6,515  7,175
Arizona Trans. Board Hwy. Rev. Sub-Series A,
6.25% 7/1/04    2,000  2,133
Maricopa County School Dist. #1 Phoenix Elementary Rfdg.
(Cap. Appreciation) Second Series, 0% 7/1/05
(MBIA Insured)    2,660  1,802
Maricopa County Unified School Dist. #69 Rfdg.
(Cap. Appreciation) 0% 7/1/07 (AMBAC Insured)   3,050  1,845
Tucson Gen. Oblig. Rfdg. 6.40% 7/1/06 (FGIC Insured)  4,230  4,748
  17,703
ARKANSAS - 0.4%
North Little Rock Elec. Rev. Rfdg. Series A, 6.15% 7/1/03
(MBIA Insured)    3,245  3,517
CALIFORNIA - 9.3%
California Gen. Oblig. 6.25% 10/1/19    10,500  11,314
California Hsg. Fin. Agcy. Rev. (Home Mtg.):
Series A, 5.70% 8/1/16 (MBIA Insured)    3,125  3,148
 Series B, 5.20% 8/1/26 (MBIA Insured)(d)    1,975  1,990
California Pub. Works Board Lease Rev.:
Rfdg. (Dept. Correction State Prisons) Series A,
 5% 12/1/19 (AMBAC Insured)    5,050  4,722
 (California Univ. Proj.) Series A, 5.50% 6/1/10    2,250  2,309
 (Dept. Correction State Prisons, Madera) Series E:
 6% 6/1/07    3,000  3,191
  5.50% 6/1/15    2,500  2,500
 (Franchise Tax Board-PH II) Series A, 6.25% 9/1/11   1,150  1,200
California Rural Home Mtg. Fin. Auth. Lease Rev. Series A,
4.45% 8/1/01 (MBIA Insured)    4,875  4,857
California Statewide Commty. Dev. Auth. Rev. Ctfs. of Prtn.
(Sisters of Charity Leavenworth) 5% 12/1/14    2,750  2,575
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (Wtr. Sys. Impt. Proj.)
7% 8/1/11 (MBIA Insured)    1,475  1,731
Chino Basin Reg'l. Fing. Auth. Rev. Rfdg. (Muni. Wtr. Dist.
Swr. Sys. Proj.) 7% 8/1/09 (AMBAC Insured)    2,245  2,638
East Bay Muni. Util. Dist. Wtr. Sys. Rev. Rfdg.
4.75% 6/1/21 (FGIC Insured)    3,000  2,644
Foothill/Eastern Trans. Corridor Agcy. Toll Rd. Rev.
(Sr. Lien) Series A, 0% 1/1/08 (h)    4,000  2,670
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL AMOUNT VALUE (NOTE 1)
  (000S) (000S)
CALIFORNIA - CONTINUED
Fresno Swr. Rev. Series A, 4.75% 9/1/26 (MBIA Insured) $ 7,055 $ 6,147 Modesto Irrigation Dist. Elec. Rev. Series A,
9.625% 1/1/11 (Escrowed to Maturity)(e)    4,390  5,669
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A:
3.75% 7/1/12    7,820  6,676
 3.75% 1/1/13    1,500  1,254
Santa Clara Redev. Agcy. Tax Allocation Rfdg. (Bayshore
North Proj.) 7% 7/1/10 (AMBAC Insured)    4,000  4,700
South Orange County Pub. Fin. Auth. Spl. Tax Rev.
(Foothill Area) Series C:
 7.50% 8/15/06 (FGIC Insured)    8,140  9,788
  7.50% 8/15/07 (FGIC Insured)    3,500  4,235
  85,958
COLORADO - 1.8%
Colorado Health Facs. Auth. Rev.:
Rfdg. (Rocky Mountain Adventist) 6.625% 2/1/13   10,000  10,375
 (PSL Health Sys. Proj.) Series A, 6.875% 2/15/23
 (Pre-Refunded to 2/15/03 @ 102)(e)    4,000  4,495
El Paso County School Dist. #20 Rfdg. (Cap. Appreciation)
Series A, 0% 6/15/08 (AMBAC Insured)    2,600  1,462
  16,332
CONNECTICUT - 0.8%
Connecticut Gen. Oblig. Series A, 7% 3/15/03    5,000  5,600
Connecticut Spl. Tax Oblig. Rev. (Trans. Infrastructure)
Series A, 6.50% 6/1/03    1,950  2,121
  7,721
DISTRICT OF COLUMBIA - 1.8%
District of Columbia Gen. Oblig.:
Rfdg. Series A:
 5.625% 6/1/02 (MBIA Insured)    1,500  1,554
  5.875% 6/1/05 (MBIA Insured)    3,000  3,142
  6% 6/1/11 (MBIA Insured)    1,000  1,045
 Series E, 5% 6/1/04 (FGIC Insured)    1,000  1,000
District of Columbia Redev. Land Agcy. Spl. Tax Rev.
(Washington D.C. Sports Arena):
 4.85% 11/1/97    850  850
  5.625% 11/1/10    5,810  5,701
District of Columbia Rev. Rfdg. (Georgetown Univ.)
Series A, 6% 4/1/18 (MBIA Insured)(g)    3,300  3,325
  16,617
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL AMOUNT VALUE (NOTE 1)
  (000S) (000S)
FLORIDA - 0.4%
Lakeland Elec. & Wtr. Rev. Rfdg. (Jr. Sub. Lien)
6.50% 10/1/04 (FGIC Insured)   $ 3,000 $ 3,330
GEORGIA - 7.3%
Atlanta Arpt. Facs. Rev. 6.25% 1/1/05 (AMBAC Insured) 16,820 18,292 Dalton City Util. Rev. Rfdg. Series 1997, 4% 1/1/98
(MBIA Insured)    1,000  1,001
Fulton County School Dist. Rfdg. 6.375% 5/1/14    2,500  2,813
Fulton County Wtr. & Swr. Rev. Rfdg.:
6.125% 1/1/05 (FGIC Insured)    4,000  4,325
 6.375% 1/1/14 (FGIC Insured)    4,500  5,029
Georgia Gen. Oblig.:
Series A, 6.25% 4/1/06    12,200  13,511
 Series B Impt. 7.20% 3/1/04    7,625  8,759
 Series D:
 6.80% 8/1/03    4,400  4,923
  7.25% 9/1/06    3,000  3,555
Georgia Muni. Elec. Auth. Pwr. Rev. Series B,
6.20% 1/1/10 (AMBAC Insured)    5,000  5,462
  67,670
ILLINOIS - 5.8%
Chicago Rfdg. Series A-2, 6.125% 1/1/12
(AMBAC Insured)    10,000  10,800
Chicago O'Hare Int'l. Arpt. Rev. Rfdg. (Gen. Arpt. Proj.)
(2nd Lien) Series A:
 6.375% 1/1/12 (MBIA Insured)    3,000  3,229
  6.375% 1/1/15 (MBIA Insured)    3,200  3,424
Chicago Park Dist. Rfdg. 6.25% 1/1/09 (FGIC Insured)   1,380  1,511
Chicago Wastewtr. Transmission Rev. Rfdg.
5.375% 1/1/13 (FGIC Insured)    9,430  9,394
Cook County Commty. College Dist. #508 Series C,
7.70% 12/1/07 (MBIA Insured)    3,000  3,690
Illinois Dedicated Tax Rev. (Civic Ctr.) Series A,
7% 12/15/13 (AMBAC Insured)    2,500  2,709
Illinois Reg'l. Trans. Auth.:
Series A, 8% 6/1/17 (AMBAC Insured)    3,000  3,915
 Series D:
 7.75% 6/1/04 (FGIC Insured)    1,115  1,303
  7.75% 6/1/05 (FGIC Insured)    2,405  2,841
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL AMOUNT VALUE (NOTE 1)
  (000S) (000S)
ILLINOIS - CONTINUED
Metropolitan Pier & Exposition Auth. Dedicated Tax Rev.
(McCormick Place Expansion Proj.):
 (Cap. Appreciation) Series A:
  0% 6/15/08 (FGIC Insured)   $ 3,890 $ 2,203
   0% 6/15/10 (FGIC Insured)    8,100  4,030
   0% 6/15/15 (FGIC Insured)    3,100  1,124
  Series A:
  6.50% 6/15/07 (FGIC Insured) (Pre-Refunded
     to 6/15/03 @ 102)(e)    2,925  3,247
   6.50% 6/15/07 (FGIC Insured)    75  82
  53,502
INDIANA - 0.6%
Indiana Bond Bank Rev. (State Revolving Fund Prog.)
Series A, 7% 2/1/05    1,500  1,682
Indianapolis Resource Recovery Rev. Rfdg. (Ogden Martin
Sys. Inc. Proj.) 6.75% 12/1/06 (AMBAC Insured)   3,000  3,394
  5,076
KANSAS - 0.2%
Kansas City Util. Sys. Rev. (Cap. Appreciation) 0% 3/1/09
(AMBAC Insured) (Escrowed to Maturity)(e)    3,975  2,136
LOUISIANA - 0.2%
New Orleans Rfdg. 6.50% 10/1/03 (AMBAC Insured)   1,500  1,650
MARYLAND - 1.2%
Baltimore Consolidated Pub. Impt. Series A,
7.25% 10/15/05 (FGIC Insured)    2,000  2,338
Maryland Health & Higher Edl. Facs. Auth. Rev. Rfdg.
(Good Samaritan Hosp.) 5.75% 7/1/13    2,600  2,668
Washington Metropolitan Area Trans. Auth. Gross Rev.
Rfdg. 6% 7/1/09 (FGIC Insured)    5,500  5,940
  10,946
MASSACHUSETTS - 4.4%
Massachusetts Bay Trans. Auth. Rfdg. (Gen. Trans. Sys.)
Series A, 6.25% 3/1/12    2,000  2,205
Massachusetts Gen. Oblig. Consolidated Loan:
Series A, 7.50% 6/1/04    3,270  3,785
 Series B, 4.875% 10/1/13    2,500  2,334
Massachusetts Gen. Oblig. Rfdg. Series A, 6% 7/1/05
(AMBAC Insured)    2,750  2,960
Massachusetts Health & Edl. Facs. Auth. Rev.:
(Blood Institute) Series A, 6.50% 2/1/22    4,790  4,862
 (New England Med. Ctr.) Series G, 5.375% 7/1/24
 (MBIA Insured)    800  774
 (Univ. Hosp.) Series C, 7.25% 7/1/19 (MBIA Insured)   3,500  3,811
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL AMOUNT VALUE (NOTE 1)
  (000S) (000S)
MASSACHUSETTS - CONTINUED
Massachusetts Ind. Fin. Agcy. Rev.:
Rfdg. (Harvard Commty. Health Plan) Series B,
 8.125% 10/1/17   $ 5,000 $ 5,312
 (Massachusetts Biomedical) (Cap. Appreciation)
 Series A-2, 0% 8/1/08    5,000  2,712
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys.
Rev.:
 Rfdg. Series B, 5% 7/1/12 (MBIA Insured)    2,715  2,576
  Series A, 6.75% 7/1/08 (MBIA Insured)    2,500  2,722
  Series B, 6.75% 7/1/08 (MBIA Insured)    5,995  6,527
  40,580
MICHIGAN - 4.5%
Lowell Area Schools (Cap. Appreciation) 0% 5/1/20
(FGIC Insured) (Pre-Refunded 5/1/05 @ 33.646)(e)   21,685  4,961
Michigan Hosp. Fin. Auth. Rev. Rfdg.:
(Detroit Med. Ctr. Oblig. Group) Series A,
 6.50% 8/15/18    5,000  5,206
 (Sisters of Mercy Health Corp.) 5.375% 8/15/14
 (MBIA Insured)    3,000  2,981
Michigan Hsg. Dev. Auth. Rental Hsg. Rev.:
Rfdg. Series B, 5.70% 4/1/12    3,750  3,778
 Series B, 7.50% 4/1/10    6,000  6,428
Michigan Muni. Auth. Rev. Rfdg. (Local Gov't. Loan Prog.):
7% 5/1/02 (AMBAC Insured)    2,425  2,677
 7% 11/1/02 (AMBAC Insured)    1,465  1,630
 7% 5/1/03 (AMBAC Insured)    2,700  3,017
 7% 11/1/03 (AMBAC Insured)    1,570  1,766
Michigan Pub. Pwr. Agcy. Rev. Rfdg. (Belle River Proj.)
Series B, 5% 1/1/19    5,750  5,261
Michigan Trunk Line Rev. (Cap. Appreciation) Series A,
0% 10/1/09 (AMBAC Insured)    8,010  4,195
  41,900
MINNESOTA - 1.7%
Minneapolis Gen. Oblig.:
Rfdg. (Sales Tax) 6.25% 4/1/07    1,500  1,612
 (Cap. Appreciation) Series B, 0% 12/01/04    1,800  1,269
Minnesota Gen. Oblig. Unltd. Tax 5.75% 8/1/05    3,315  3,543
Minnesota Hsg. Fin. Agcy. Single Family Mtg.:
Series I, 6.25% 1/1/15    1,915  1,968
 Series K, 6.40% 1/1/15    3,340  3,474
Northern Minnesota Muni. Pwr. Agcy. Elec. Sys. Rev. Rfdg.
Series A, 7.30% 1/1/01    4,000  4,235
  16,101
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL AMOUNT VALUE (NOTE 1)
  (000S) (000S)
MISSISSIPPI - 0.1%
Mississippi Home Corp. Single Family Rev. Rfdg.
Series 1990 A, 9.25% 3/1/12 (FGIC Insured)   $ 525 $ 564
MISSOURI - 1.0%
Kirkwood Ind. Dev. Auth. Health Care Corp. Rev.
(St. Joseph Hosp.) 7% 7/1/22 (Pre-Refunded to
7/1/02 @ 102)(e)    2,000  2,253
Missouri Higher Ed. Loan Auth. Student Loan Rev. (Sr. Lien)
Series A, 5.625% 2/15/01    4,000  4,100
Missouri Hsg. Dev. Commission Mtg. Rev. Series C,
5.50% 3/1/16 (d)    2,500  2,575
  8,928
NEVADA - 0.9%
Clark County Ind. Dev. Rev. Rfdg. (Nevada Pwr. Co. Proj. C)
7.20% 10/1/22 (AMBAC Insured)    7,000  7,822
NEW JERSEY - 2.1%
Middlesex County Poll. Cont. Auth. Rev. Rfdg. (Fing. Poll.)
(Amerada Hess Corp.) 7.875% 6/1/22    7,750  8,845
New Jersey Trans. Trust Fund Auth. Rfdg. (Trans. Sys.):
Series A, 6.50% 6/15/05 (AMBAC Insured)    6,500  7,215
 Series B, 6.50% 6/15/10 (MBIA Insured)    2,000  2,268
New Jersey Tpk. Auth. Tpk. Rev. Rfdg. 10.375% 1/1/03
(Escrowed to Maturity)(e)    1,200  1,420
  19,748
NEW MEXICO - 0.2%
Farmington Poll. Cont. Rev. Rfdg. (Pub. Svc. Co. of New
Mexico San Juan Proj.) 5.70% 12/1/16
(AMBAC Insured)    2,250  2,253
NEW YORK - 17.2%
Metropolitan Trans. Auth. Svc. Contract (Trans. Facs.)
Series 4, 7.75% 7/1/02    1,420  1,549
Nassau County Gen. Impt. Rfdg. Series A:
6.50% 5/1/04 (FGIC Insured)    7,425  8,195
 6.50% 5/1/05 (FGIC Insured)    4,490  4,984
 6.50% 5/1/06 (FGIC Insured)    4,000  4,470
New York City Gen. Oblig.
Rfdg.:
  Series A, 7% 8/1/04    4,375  4,823
  Series D:
  6.30% 8/15/01    7,450  7,832
   8% 2/1/05    2,550  2,977
 Series B, 7.50% 2/1/03 (f)    10,000  11,050
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL AMOUNT VALUE (NOTE 1)
  (000S) (000S)
NEW YORK - CONTINUED
New York City Gen. Oblig.  - continued
 Series G:
 5.40% 2/1/01   $ 6,000 $ 6,090
  5.60% 2/1/02    14,120  14,455
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.
Series A, 7% 6/15/09 (FGIC Insured)    2,500  2,716
New York City Trust Cultural Resources Rev. (Museum of
Modern Art) Series One, 5% 1/1/00 (AMBAC Insured)  3,500  3,552
New York State Dorm. Auth. Rev.:
Rfdg. (Mental Health Svcs. Facs.) Series B, 6% 2/15/03  8,035  8,427
 Rfdg. (State Univ. Edl. Facs.):
 Series A:
  5.50% 5/15/07    4,660  4,747
   5.50% 5/15/13    7,500  7,434
  Series B, 5.25% 5/15/09    4,000  3,955
 (City Univ. Sys. Consolidated):
 Series C, 7.50% 7/1/10    3,000  3,578
  Series D:
  7% 7/1/09    2,000  2,285
   7% 7/1/09 (FGIC Insured)    3,780  4,423
  2nd Gen. Series A, 5.75% 7/1/09    4,370  4,485
New York State Envir. Facs. Corp. Poll. Cont. Rev. Rfdg.
(State Wtr. Revolving Fund - New York City Muni. Wtr.)
5.75% 6/15/11    2,500  2,628
New York State Local Gov't. Assistance Corp. Rfdg.:
Series C, 5.50% 4/1/17    2,500  2,516
 Series E:
 6% 4/1/14    5,250  5,624
  5.25% 4/1/16    8,425  8,225
New York State Med. Care Facs. Fin. Agcy. Rev.
(North Shore Univ. Hosp. Mtg. Proj.) Series A,
7.20% 11/1/20 (MBIA Insured)    2,000  2,180
New York State Thruway Auth. Svc. Contract Rev.
(Local Hwy. & Bridge):
 Series A, 6% 1/1/05 (MBIA Insured)    2,500  2,688
  6% 4/1/03    2,500  2,613
  7.25% 1/1/10 (Pre-Refunded to 1/1/01 @ 102)(e)  5,000  5,525
New York State Urban Dev. Corp. Rev. Rfdg. (Correctional
Cap. Facs.) Series A, 6.30% 1/1/03    6,000  6,390
Triborough Bridge & Tunnel Auth. Rev. (Convention Ctr.
Proj.) Series E, 7.25% 1/1/10    7,325  8,405
  158,821
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL AMOUNT VALUE (NOTE 1)
  (000S) (000S)
NORTH CAROLINA - 2.5%
Harnett County Ctfs. of Prtn.:
7.50% 12/1/03 (AMBAC Insured)   $ 2,640 $ 3,053
 7.50% 12/1/04 (AMBAC Insured)    2,865  3,352
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Rfdg.:
Series A, 5.20% 1/1/01    10,000  10,050
 Series B:
 7.25% 1/1/07    2,375  2,666
  7% 1/1/08    3,650  4,033
  23,154
OHIO - 2.2%
Cleveland Wtrwks. Rev. Rfdg. 1st Mtg. Series G,
5.50% 1/1/13 (MBIA Insured)    1,750  1,785
Ohio Bldg. Auth. Facs. (Administration Bldg. Fund)
Series A, 6% 10/1/06    1,750  1,883
Ohio Bldg. Auth. Workers Compensation
(W. Green Bldg. A) 4.75% 4/1/14    6,500  5,899
Ohio Wtr. Dev. Auth. Poll. Cont. Facs. Rev.:
Rfdg. (Buckeye Pwr. Inc. Proj.) 7.80% 11/1/14
 (AMBAC Insured)    2,865  3,391
 (Wtr. Cont. Loan Fund) 6.50% 6/1/03 (MBIA Insured)  2,940  3,219
Ohio Wtr. Dev. Auth. Rev. Fresh Wtr. Series:
6.25% 6/1/02 (AMBAC Insured)    1,860  2,000
 6.25% 6/1/03 (AMBAC Insured)    1,975  2,138
  20,315
OREGON - 0.6%
Multnomah County School Dist. #3 (Park Rose):
7% 12/1/03 (FGIC Insured)    2,325  2,639
 7% 12/1/04 (FGIC Insured)    2,540  2,911
  5,550
PENNSYLVANIA - 2.8%
Delaware County Auth. Hosp. Rev. (Crozer-Chester)
6% 12/15/20    3,000  2,962
Delaware County Ind. Dev. Auth. Rev. Rfdg.
(Resource Recovery Facs.) Series A, 6.10% 7/1/13   3,800  3,871
Pennsylvania Hsg. Fin. Agcy. Rev. Rfdg. (Single Family Mtg.)
Series 54A, 5.375% 10/1/28 (d)    1,000  1,009
Philadelphia Hosp. & Higher Ed. Facs. Auth. Hosp. Rev.:
Rfdg. (Pennsylvania Hosp.):
 5.05% 7/1/98    1,200  1,207
  5.35% 7/1/99    1,335  1,350
 (Graduate Health Sys. Oblig. Group) Series A&B,
 7% 7/1/05    7,670  8,121
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL AMOUNT VALUE (NOTE 1)
  (000S) (000S)
PENNSYLVANIA - CONTINUED
Philadelphia Wtr. & Wastewtr. Rev.:
6.25% 8/1/09 (MBIA Insured)   $ 2,000 $ 2,207
 6.25% 8/1/10 (MBIA Insured)    2,000  2,200
Pittsburgh Gen. Oblig. Series B, 6.25% 9/1/16
(MBIA Insured)    3,000  3,173
  26,100
SOUTH CAROLINA - 1.1%
Charlston County Gen. Oblig. 6% 6/1/13    2,500  2,653
South Carolina Pub. Svc. Auth. Rev. Rfdg. Series A:
6.25% 2/1/06 (MBIA Insured)    2,000  2,185
 5.75% 1/1/10 (MBIA Insured)    4,705  4,893
  9,731
TENNESSEE - 1.8%
Knox County Health Edl. & Hsg. Facs. Auth. Sanders Alliance
Hosp. Facs. Rev. Series C, 7.25% 1/1/10 (MBIA Insured) 2,660 3,149 Memphis-Shelby County Arpt. Auth. Arpt. Rev. Rfdg.
Series A (d)(g):
 6% 2/15/05 (MBIA Insured)     1,000  1,059
  6.25% 2/15/09 (MBIA Insured)     1,500  1,614
  6.25% 2/15/10 (MBIA Insured)     1,000  1,076
Tennessee Gen. Oblig. Rfdg. Series A, 6% 5/1/03    8,640  9,288
  16,186
TEXAS - 11.0%
Austin Independent School Dist. Rfdg.:
(Cap. Appreciation) 0% 8/1/02 (PSF Guaranteed)   3,900  3,066
 7% 8/1/06 (PSF Guaranteed)    3,430  3,975
Birdville Independent School Dist. Rfdg. (Cap. Appreciation)
0% 2/15/11 (PSF Guaranteed)    8,665  4,192
Corpus Christi Hsg. Fin. Corp. Single Family Mtg. Rev.
(Lomas & Nettleton Co.) Series A, 13.375% 6/1/13   15  16
Dallas Fort Worth Reg'l. Arpt. Rev. Rfdg. Series A,
7.375% 11/1/12 (FGIC Insured)    1,000  1,150
Dallas Gen. Oblig. 4.50% 2/15/14    2,500  2,275
Harris County Hosp. Dist. Mtg. Rev. Rfdg. 7.40% 2/15/10
(AMBAC Insured)    3,000  3,521
Harris County Toll Road Sub-Lien Rev.:
Rfdg. (Cap. Appreciation):
 0% 8/1/06    4,245  2,690
  0% 8/1/08    8,005  4,523
 Series A, 7% 8/15/09    2,000  2,353
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL AMOUNT VALUE (NOTE 1)
  (000S) (000S)
TEXAS - CONTINUED
Houston Gen. Oblig. Rfdg. Series C, 5.75% 4/1/12  $ 5,000 $ 5,131
Hurst Euless Bedford Independent School Dist. Rfdg.
(Cap. Appreciation):
 0% 8/15/11 (PSF Guaranteed)    3,620  1,706
  0% 8/15/12 (PSF Guaranteed)    5,105  2,265
  0% 8/15/13 (PSF Guaranteed)    3,610  1,498
Midlothian Independent School Dist. Rfdg. (Cap.
Appreciation) 0% 2/15/09 (PSF Guaranteed)    1,970  1,074
Round Rock Independent School Dist. Rfdg. Unltd. Tax
(Cap. Appreciation) 0% 2/15/08 (PSF Guaranteed)   9,800  5,684
San Antonio Elec. & Gas Rev.:
Rfdg. (Cap. Appreciation):
 Series 1991 B 0% 2/1/05 (FGIC Insured)    12,285  8,415
  Series B, 0% 2/1/07 (FGIC Insured)    10,000  6,138
 Rfdg. 6% 2/1/04    6,000  6,413
 Series 95, 6.375% 2/1/06    5,000  5,525
San Antonio Wtr. Rev. Rfdg. 6.5% 5/15/10 (MBIA Insured) 3,000 3,229 Spring Branch Independent School Dist. Rev. Rfdg.
6.50% 2/1/04 (PSF Guaranteed)    5,000  5,512
Texas A & M Univ. Perm. Univ. Fund Rfdg. 5.60% 7/1/05  3,000  3,176
Texas College Student Loan Gen. Oblig. 5.80% 8/1/05 (d)  3,000  3,120
Texas Muni. Pwr. Agcy. Rev. Rfdg. (Cap. Appreciation)
0% 9/1/04 (AMBAC Insured)    4,900  3,448
Texas Pub. Fin. Auth. Series A, 5% 10/1/14    5,000  4,781
Texas Wtr. Dev. Board Rev. (State Revolving Fund Sr. Lien)
6% 7/15/03    6,150  6,604
  101,480
UTAH - 4.1%
Intermountain Pwr. Agcy. Pwr. Supply Sys. Rev.:
Rfdg.:
  Series A:
  6.50% 7/1/10 (AMBAC Insured)    1,635  1,831
   6% 7/1/16 (AMBAC Insured)    10,345  10,733
  Series D, 5% 7/1/21 (MBIA Insured)    2,500  2,303
 Spl. Oblig. Sixth Series B:
 6.50% 7/1/04 (MBIA Insured)    3,000  3,296
  6.50% 7/1/10 (MBIA Insured)    2,800  3,136
  6% 7/1/16 (MBIA Insured)    10,000  10,363
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL AMOUNT VALUE (NOTE 1)
  (000S) (000S)
UTAH - CONTINUED
Jordan County School Dist. 7.625% 6/15/05   $ 2,000 $ 2,367
Salt Lake City Hosp. Rev. (Intermountain Health Care
Hosp., Inc.) Series A, 8.125% 5/15/15
(Escrowed to Maturity)(e)    2,975  3,548
  37,577
VIRGINIA - 3.0%
Hampton Museum Rev. Rfdg.:
5.25% 1/1/09    3,825  3,744
 5.25% 1/1/14    4,500  4,241
Henrico County Pub. Facs. Lease Rev. (Henrico County
Reg'l. Jail Proj.):
 7.50% 8/1/04    2,455  2,854
  7.50% 8/1/05    2,590  3,046
Upper Occoquan Swr. Auth. Reg'l. Swr. Rev. Series A,
4.75% 7/1/29 (MBIA Insured)    10,050  8,756
Virginia Pub. School Auth. School Fing. Series A, 6% 8/1/05  4,255  4,617
  27,258
WASHINGTON - 1.4%
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev.
5.40% 7/1/12    10,000  9,725
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev.
Compound Interest Rfdg. Series B, 0% 7/1/06
(MBIA Insured)    5,000  3,169
  12,894
WISCONSIN - 2.6%
Wisconsin Gen. Oblig. Series A, 7% 5/1/05    12,890  14,727
Wisconsin Health & Edl. Facs. Auth. Rev.:
Rfdg. (Felician Care, Inc.) Series A, 7% 1/1/15
 (AMBAC Insured)    2,000  2,125
 (St. Lukes Med. Ctr. Proj.) 7.10% 8/15/11 (MBIA Insured)  4,000  4,400
Wisconsin Hsg. & Econ. Dev. Auth. Home Ownership Rev.
Rfdg. Series F, 5.20% 9/1/26 (d)    2,500  2,503
  23,755
PUERTO RICO - 0.2%
Puerto Rico Commonwealth Infrastructure Fing. Auth.
Spl. Tax Series 1988 A, 7.75% 7/1/08    2,000  2,101
TOTAL MUNICIPAL BONDS
(Cost $856,897)   899,051
MUNICIPAL NOTES (C) - 0.7%
  PRINCIPAL AMOUNT VALUE (NOTE 1)
  (000S) (000S)
ILLINOIS - 0.5%
Chicago Gen. Oblig. Notes Series 1997, 3.65%, tender
2/5/98, LOC Morgan Guaranty Trust Co.   $ 2,300 $ 2,298
Illinois Dev. Fin. Auth. Multi-Family Hsg. Rev. Rfdg.
(Garden Glen Apts.) Series 93, 4.50%, VRDN    2,300  2,300
  4,598
TEXAS - 0.2%
Texas Gen. Oblig. TRAN Series 1996, 4.75% 8/29/97   2,000  2,003
TOTAL MUNICIPAL NOTES
(Cost $6,602)   6,601
CASH EQUIVALENTS - 1.8%
  SHARES
Municipal Central Cash Fund (a)(b)
(Cost $16,797)    16,797,000  16,797
TOTAL INVESTMENTS IN SECURITIES - 100%
(Cost $880,296)  $ 922,449
FUTURES CONTRACTS
 AMOUNTS IN THOUSANDS  EXPIRATION UNDERLYING FACE UNREALIZED
   DATE AMOUNT AT VALUE GAIN/(LOSS)
PURCHASED
53 U.S. Treasury Bond Futures Contracts   Sept. 1997 $ 5,886 $ (54)
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 0.6%
SECURITY TYPE ABBREVIATIONS
TRAN - Tax and Revenue Anticipation Notes
VRDN - Variable Rate Demand Notes
LEGEND
1. At the period end, the seven-day yield of the Municipal Central Cash Fund was 4.17% The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
2. Information in this report regarding holdings by state and security types do not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.
3. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
4. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
5. Security collateralized by an amount sufficient to pay interest and principal.
6. A portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $298,000.
7. Security purchased on a delayed delivery or when-issued basis (see Note 2 of Notes to Financial Statements).
8. Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows:
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 74.9% AAA, AA, A 78.6%
Baa 17.8% BBB  16.8%
Ba 0.9% BB  0.0%
B 0.0% B  0.7%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The percentage not rated by both S&P and Moody's amounted to 1.5%.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation  40.2%
Electric Revenue  16.7
Water and Sewer   8.4
Health Care  7.5
Special Tax  6.1
Others (individually less than 5%)   21.1
TOTAL  100.0%
INCOME TAX INFORMATION
At June 30, 1997, the aggregate cost of investment securities for income tax purposes was $880,456,000. Net unrealized appreciation aggregated $41,993,000, of which $42,882,000 related to appreciated investment securities and $889,000 related to depreciated investment securities.
At December 31, 1996, the fund had a capital loss carryforward of approximately $19,620,000 all of which will expire on December 31, 2003. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) JUNE 30, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (cost $880,296) -                                  $ 922,449
See accompanying schedule

Interest receivable                                                                    16,270

Other receivables                                                                      11

Prepaid expenses                                                                       15

 TOTAL ASSETS                                                                          938,745

LIABILITIES

Payable for investments purchased                                           $ 6,940
 Delayed delivery

Payable for fund shares redeemed                                             7

Distributions payable                                                        1,318

Accrued management fee                                                       291

Payable for daily variation on futures contracts                             30

Other payables and accrued expenses                                          174

 TOTAL LIABILITIES                                                                     8,760

NET ASSETS                                                                            $ 929,985

Net Assets consist of:

Paid in capital                                                                       $ 905,399

Accumulated undistributed net realized gain (loss)                                     (17,513)
on investments

Net unrealized appreciation (depreciation) on                                          42,099
investments

NET ASSETS                                                                            $ 929,985


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) JUNE 30, 1997 (UNAUDITED)

CALCULATION OF MAXIMUM OFFERING PRICE                                              $8.24
CLASS A:
NET ASSET VALUE and redemption price per share
 ($509 (divided by) 61.80 shares)

Maximum offering price per share (100/95.75 of $8.24)                              $8.61

CLASS T:                                                                           $8.23
NET ASSET VALUE and redemption price per share
 ($2,694 (divided by) 327.46 shares)

Maximum offering price per share (100/96.50 of $8.23)                              $8.53

CLASS B:                                                                           $8.24
NET ASSET VALUE and offering price per share
 ($1,146 (divided by) 139 shares) A

INITIAL CLASS:                                                                     $8.24
NET ASSET VALUE, offering price and redemption price
 per share ($924,503 (divided by) 112,215 shares)

INSTITUTIONAL CLASS:                                                               $8.23
NET ASSET VALUE, offering price and redemption price
 per share ($1,133 (divided by) 137.60 shares)


A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INTEREST INCOME                                                             $ 25,550

EXPENSES

Management fee                                                    $ 1,831

Transfer agent fees                                                498

Distribution fees                                                  7

Accounting fees and expenses                                       176

Non-interested trustees' compensation                              3

Custodian fees and expenses                                        24

Registration fees                                                  115

Audit                                                              24

Legal                                                              6

Miscellaneous                                                      4

 Total expenses before reductions                                  2,688

 Expense reductions                                                (98)      2,590

NET INTEREST INCOME                                                          22,960

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                             4,470

 Futures contracts                                                 91        4,561

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                             430

 Futures contracts                                                 (116)     314

NET GAIN (LOSS)                                                              4,875

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                             $ 27,835
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                     SIX MONTHS      YEAR ENDED
                                                         ENDED           DECEMBER 31,
                                                         JUNE 30, 1997   1996
                                                         (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                               $ 22,960        $ 49,537
Net interest income

 Net realized gain (loss)                                 4,561           8,975

 Change in net unrealized appreciation (depreciation)     314             (21,297)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          27,835          37,215
FROM OPERATIONS

Distributions to shareholders                             (22,960)        (49,537)
From net interest income

 In excess of net investment income                       -               (130)

 TOTAL DISTRIBUTIONS                                      (22,960)        (49,667)

Share transactions - net increase (decrease)              (27,697)        (116,656)

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 (22,822)        (129,108)

NET ASSETS

 Beginning of period                                      952,807         1,081,915

 End of period                                           $ 929,985       $ 952,807


FINANCIAL HIGHLIGHTS - CLASS A
      PERIOD ENDED
      JUNE 30, 1997 E

      (UNAUDITED)

SELECTED PER-SHARE DATA

Net asset value, beginning of period                  $ 8.200

Income from Investment Operations

 Net interest income                                   .123

 Net realized and unrealized gain (loss)               .040

 Total from investment operations                      .163

Less Distributions

 From net interest income                              (.123)

Net asset value, end of period                        $ 8.240

TOTAL RETURN B, C                                      1.76%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 509

Ratio of expenses to average net assets                .90% A,
                                                       D

Ratio of net interest income to average net assets     4.57% A

Portfolio turnover rate                                34% A

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO JUNE 30, 1997.

FINANCIAL HIGHLIGHTS - CLASS T
                                                        SIX MONTHS      YEAR ENDED
                                                        ENDED           DECEMBER 31,
                                                        JUNE 30, 1997
                                                        (UNAUDITED)     1996 F

SELECTED PER-SHARE DATA

Net asset value, beginning of period                     $ 8.190       $ 7.990

Income from Investment Operations

 Net interest income                                      .182          .185

 Net realized and unrealized gain (loss)                  .040          .200 G

 Total from investment operations                         .222          .385

Less Distributions

 From net interest income                                 (.182)        (.185)

Net asset value, end of period                           $ 8.230       $ 8.190

TOTAL RETURN B, C                                         2.75%         4.86%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                  $ 2,694       $ 3,878

Ratio of expenses to average net assets                   1.00% A, D    1.00% A
                                                                       , D

Ratio of expenses to average net assets after expense     .92% A, E     1.00% A
reductions

Ratio of net interest income to average net assets        4.48% A       4.40% A

Portfolio turnover rate                                   34% A         35%

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FOR THE PERIOD JULY 1, 1996 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO DECEMBER 31, 1996.
G THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
FINANCIAL HIGHLIGHTS - CLASS B
      SIX MONTHS      YEAR ENDED
      ENDED           DECEMBER 31,
      JUNE 30, 1997

      (UNAUDITED)     1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of period                  $ 8.190       $ 7.990

Income from Investment Operations

 Net interest income                                   .158          .160

 Net realized and unrealized gain (loss)               .050          .200 F

 Total from investment operations                      .208          .360

Less Distributions

 From net interest income                              (.158)        (.160)

Net asset value, end of period                        $ 8.240       $ 8.190

TOTAL RETURN B, C                                      2.57%         4.54%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 1,146       $ 259

Ratio of expenses to average net assets                1.65% A, D    1.65% A,
                                                                     D

Ratio of net interest income to average net assets     3.91% A       3.91% A

Portfolio turnover rate                                34% A         35%

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FOR THE PERIOD JULY 1, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO DECEMBER 31, 1996.
F THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
FINANCIAL HIGHLIGHTS - INITIAL CLASS
      SIX MONTHS      YEARS ENDED DECEMBER 31,
      ENDED
      JUNE 30, 1997

      (UNAUDITED)     1996                       1995   1994   1993 C   1992


SELECTED PER-SHARE DATA

Net asset value,               $ 8.190     $ 8.270     $ 7.370       $ 8.690       $ 8.500       $ 8.470
beginning of period

Income from
Investment
Operations

 Net interest income            .200        .405        .408          .455          .487          .519

 Net realized                   .050        (.079)      .904          (1.180)       .600          .210
 and unrealized
 gain (loss)

 Total from                     .250        .326        1.312         (.725)        1.087         .729
investment
operations

Less Distributions

 From net interest              (.200)      (.405)      (.408)        (.455)        (.487)        (.519)
 income

 In excess of net               -           (.001)      -             -             -             -
 interest income

 From net                       -           -           -             (.010)        (.410)        (.180)
 realized gain

 In excess of net               -           -           (.004)        (.130)        -             -
 realized gain

 Total distributions            (.200)      (.406)      (.412)        (.595)        (.897)        (.699)

Net asset value,               $ 8.240     $ 8.190     $ 8.270       $ 7.370       $ 8.690       $ 8.500
end of period

TOTAL RETURN B                  3.10%       4.12%       18.15%        (8.49)        13.17%        8.93%
                                                                     %

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of             $ 924,503   $ 947,824   $ 1,081,915   $ 1,005,309   $ 1,261,650   $ 1,191,653
period (000 omitted)

Ratio of expenses to            .56% A      .56%        .57%          .53%          .49%          .49%
average net assets

Ratio of net interest           4.95% A     5.00%       5.14%         5.68%         5.51%         6.11%
income to average
net assets

Portfolio turnover              34% A       35%         72%           95%           74%           53%
rate


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C EFFECTIVE JANUARY 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INTEREST INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      SIX MONTHS      YEAR ENDED
      ENDED           DECEMBER 31,
      JUNE 30, 1997

      (UNAUDITED)     1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of period                  $ 8.190      $ 7.990

Income from Investment Operations

 Net interest income                                   .192         .196

 Net realized and unrealized gain (loss)               .040         .200 F

 Total from investment operations                      .232         .396

Less Distributions

 From net interest income                              (.192)       (.196)

Net asset value, end of period                        $ 8.230      $ 8.190

TOTAL RETURN B, C                                      2.88%        5.00%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 1,133      $ 846

Ratio of expenses to average net assets                .75% A, D    .75% A,
                                                                    D

Ratio of net interest income to average net assets     4.77% A      4.88% A

Portfolio turnover rate                                34% A        35%

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FOR THE PERIOD JULY 1, 1996 (COMMENCEMENT OF SALE OF INSTITIONAL CLASS SHARES) TO DECEMBER 31, 1996.
F THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
NOTES TO FINANCIAL STATEMENTS
For the period ended June 30, 1997 (Unaudited)




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Municipal Bond Fund (the fund) is a fund of Fidelity Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Initial Class and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of a new Class A of shares on March 3, 1997. Interest income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class A and shares of Class A for distribution under federal and state securities law. These expenses are borne by Class A and amortized over one year. DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, futures and options transactions, market discount and losses deferred due to wash sales, and futures and options. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may effect the per-share allocation between net interest income and realized and unrealized gain (loss). Accumulated undistributed net realized gain
(loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund may invest in the Municipal Central Cash Fund (the Cash Fund) managed by FMR Texas, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income in the accompanying financial statements.
2. OPERATING POLICIES - CONTINUED
WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of when-issued securities having the same settlement date and broker are offset. When-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the statement of assets and liabilities under the caption "Delayed delivery." Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $156,185,000 and $192,900,000, respectively.
The market value of futures contracts opened and closed during the period amounted to $52,766,000 and $66,703,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of
 .40% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation
(FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .15%

CLASS T     .25%

CLASS B     .90%*

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO   DEALERS'
           FDC       PORTION

CLASS A    $ $       $ $
           135       135

CLASS T
           4,000     4,000

CLASS B
           3,000     1,000

           $ $       $ $
           7,135     5,135

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 4.25% and 3.50% for selling Class A and Class T shares of the fund, respectively, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within six years of purchase (five years prior to January 2, 1997). The Class B charge is based on declining rates which range from 5% to 1% (4% to 1% prior to January 2, 1997) of the lesser of the
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. Effective August 1, 1997, Class A's maximum sales charge was increased to 4.75%.
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities, dealers, banks, and other financial institutions:
           PAID TO   DEALERS'
           FDC       PORTION

CLASS A    $ $       $ $
           7,000     0

CLASS T
           8,000     3,000

CLASS B
           0         0*

           $ $       $ $
           15,000    3,000

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH WHICH
  THE SALES ARE MADE.
TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, Class B, Initial Class, and Institutional Class shares. UMB has entered into sub-arrangements with Fidelity Service Company, Inc. (FSC) with respect to the Initial Class and Fidelity Investments Institutional Operations Company, Inc. (FIIOC) with respect to Class A, Class T, Class B, and Institutional Class to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC, affiliates of FMR, receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC and FSC by UMB, which is reimbursed by each class for such payments. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports. For the period, each class paid the following transfer agent fees:
                        TRANSFER   AMOUNT    % OF
                        AGENT                AVERAGE
                                             NET ASSETS

CLASS A                 UMB        $ $       .39% *
                                   351

CLASS T                 UMB                  .19% *
                                   3,000

CLASS B                 UMB                  .35% *
                                   1,000

INITIAL CLASS           UMB                  .11% *
                                   493,000

INSTITUTIONAL CLASS     UMB                  .26% *
                                   1,000

                                   $ $
                                   498,351

* ANNUALIZED
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT AND ACCOUNTING FEES - CONTINUED
UMB also has a sub-contract with FSC, under which FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each class:
                       FMR           REIMBURSEME
                       EXPENSE       NT
                       LIMITATIONS

CLASS A                .90%          $ $
                                     7,000

CLASS T                1.00%
                                     27,000

CLASS B                1.65%
                                     29,000

INSTITUTIONAL CLASS    .75%
                                     32,000

                                     $ $
                                     95,000

In addition, the fund has entered into arrangements with its custodian and each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $1,000 under the custodian arrangement, and each applicable class' expenses were reduced as follows under the transfer agent arrangements:
                 TRANSFER
                 AGENT
                 INTEREST
                 CREDITS

CLASS T          $ $
                 1,000

INITIAL CLASS    $
                 1,000

                 $ $
                 2,000

6. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:


                                      SIX MONTHS    YEAR ENDED
                                      ENDED         DECEMBER 31,
                                      JUNE 30,      1996 B
                                      1997 A

CLASS A

From net investment income            $ $           $ $
                                      4,000         -

CLASS T

From net investment income            $ $           $ $
                                      77,000        50,000

CLASS B

From net investment income            $ $           $ $
                                      12,000        4,000

INITIAL CLASS

From net investment income            $ $           $ $
                                      22,839,000    49,472,000

In excess of net investment income
                                      -             130,000

Total                                 $ $           $ $
                                      22,839,000    49,602,000

INSTITUTIONAL CLASS

From net investment income            $ $           $ $
                                      28,000        11,000

                                      $ $           $ $
                                      22,960,000    49,667,000

A DISTRIBUTIONS FOR CLASS A ARE FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO JUNE 30, 1997.
B DISTRIBUTIONS FOR CLASS T, CLASS B AND INSTITUTIONAL CLASS ARE FOR THE PERIOD JULY 1, 1996 (COMMENCEMENT OF SALE OF SHARES) TO DECEMBER 31, 1996.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                          DOLLARS

                                 SIX MONTHS       YEAR ENDED     SIX MONTHS       YEAR ENDED
                                 ENDED JUNE 30,   DECEMBER 31,   ENDED JUNE 30,   DECEMBER 31,

AMOUNTS IN THOUSANDS             1997 A           1996 B         1997 A           1996 B



CLASS A                                                          $ $              $ $
Shares sold                      62               -              503              -

Net increase (decrease)           62               -             $ $              $ $
                                                                 503              -

CLASS T                                                          $ $              $ $
Shares sold                      204              489            1,671            3,951

Reinvestment of distributions
                                 8                6              65               49

Shares redeemed
                                 (358)            (22)           (2,908)          (176)

Net increase (decrease)           (146)            473           $ $              $ $
                                                                 (1,172)          3,824

CLASS B                                                          $ $              $ $
Shares sold                      106              31             868              250

Reinvestment of distributions
                                 1                1              9                4

Net increase (decrease)           107              32            $ $              $ $
                                                                 877              254

INITIAL CLASS                                                    $ $              $ $
Shares sold                      2,919            10,284         23,846           83,373

Reinvestment of distributions
                                 1,806            3,995          14,732           32,369

Shares redeemed
                                 (8,195)          (29,410)       (66,766)         (237,309)

Net increase (decrease)           (3,470)          (15,131)      $ $              $ $
                                                                 (28,188)         (121,567)

INSTITUTIONAL CLASS                                              $ $              $ $
Shares sold                      110              109            903              882

Reinvestment of distributions
                                 -                1              -                5

Shares redeemed
                                 (76)             (7)            (620)            (54)

Net increase (decrease)           34               103           $ $              $ $
                                                                 283              833


A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD MARCH 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO JUNE 30, 1997.
B SHARE TRANSACTIONS FOR CLASS T, CLASS B, INSTITUTIONAL CLASS ARE FOR THE PERIOD JULY 1, 1996 (COMMENCEMENT OF SALE OF SHARES) TO
 DECEMBER 31, 1996.
8. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ $
                       7,000

CLASS T
                       29,000

CLASS B
                       29,000

INITIAL CLASS
                       18,000

INSTITUTIONAL CLASS
                       32,000

                       $ $
                       115,000







INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Thomas D. Maher, Assistant Vice President
George A. Fischer, Vice President
Arthur S. Loring, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor TechnoQuant(trademark)
Growth Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)

(2_FIDELITY_LOGOS)FIDELITY ADVISOR

MUNICIPAL BOND
FUND - CLASS A, CLASS T AND CLASS B
SEMIANNUAL REPORT
JUNE 30, 1997
CONTENTS


PRESIDENT'S MESSAGE    3     Ned Johnson on investing
                             strategies.

PERFORMANCE            4     How the fund has done over time.

FUND TALK              15    The manager's review of fund
                             performance, strategy and outlook.

INVESTMENT CHANGES     18    A summary of major shifts in the
                             fund's investments over the past six
                             months.

INVESTMENTS            19    A complete list of the fund's
                             investments with their market
                             values.

FINANCIAL STATEMENTS   32    Statements of assets and liabilities,
                             operations, and changes in net
                             assets,
                             as well as financial highlights.

NOTES                  41    Notes to the financial statements.




THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED
FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY
AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE
YOU INVEST OR
SEND MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Through the first six months of 1997, stock and bond markets experienced the kind of short-term volatility that can affect them periodically. The stock market rebounded strongly from its early spring correction to continue on its record-setting pace, as seen by the roughly 20% year-to-date gain by the Standard & Poor's 500 Index. The bond market posted moderate returns over the first half of the year, as positive news on the inflation front helped soften the effects of a hike in short-term interest rates by the Federal Reserve Board in late March.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government. Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR MUNICIPAL BOND FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class A shares took place on March 3, 1997. Class A shares bear a 0.15% 12b-1 fee. Returns between July 1, 1996 and March 3, 1997 are those of Class T and reflect Class T's 0.25% 12b-1 fee. Returns prior to July 1, 1996 are those of Initial Class, the original class of the fund which does not bear a 12b-1 fee. Had Class A's 12b-1 fee been reflected, returns prior to July 1, 1996 would have been lower. Effective August 1, 1997, the maximum 4.25% sales charge on Class A shares was increased to 4.75%. If Fidelity had not reimbursed certain expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JUNE 30, 1997            PAST 6   PAST 1   PAST 5   PAST 10
                                       MONTHS   YEAR     YEARS    YEARS

Advisor Municipal Bond Fund - Class    2.89%    7.76%    36.67%   112.73%
A

Advisor Municipal Bond Fund - Class    -1.99%   2.64%    30.17%   102.63%
A  (incl. max. 4.75% sales charge) 1

Lehman Brothers Municipal Bond Index   3.20%    8.26%    40.90%   119.37%

General Municipal Debt Funds Average   2.95%    7.81%    37.10%   111.62%

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Lehman Brothers Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year. To measure how Class A's performance stacked up against its peers, you can compare it to the general municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 238 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JUNE 30, 1997             PAST 1   PAST 5   PAST 10
                                        YEAR     YEARS    YEARS

Advisor Municipal Bond Fund - Class A   7.76%    6.45%    7.84%

Advisor Municipal Bond Fund - Class A   2.64%    5.42%    7.32%
 (incl. max. 4.75% sales charge) 1

Lehman Brothers Municipal Bond Index    8.26%    7.10%    8.17%

General Municipal Debt Funds Average    7.81%    6.51%    7.76%

AVERAGE ANNUAL TOTAL RETURNS take Class A's cumulative return and show you what would have happened if Class A had performed at a constant rate each year.

1 HAD THE FORMER 4.25% SALES CHARGE BEEN REFLECTED, THE PAST SIX MONTHS CUMULATIVE TOTAL RETURN WOULD HAVE BEEN -1.48%, THE CUMULATIVE AND AVERAGE ANNUAL RETURNS WOULD HAVE BEEN 3.18% AND 3.18% FOR THE PAST ONE YEAR, 30.86% AND 5.53% FOR THE PAST FIVE YEARS, AND 103.69% AND 7.37% FOR THE PAST 10 YEARS.
$10,000 OVER 10 YEARS
  1987/06/30       9575.00                    10000.00
  1987/07/31       9691.92                    10102.00
  1987/08/31       9736.80                    10124.73
  1987/09/30       9234.39                     9751.43
  1987/10/31       9318.66                     9785.95
  1987/11/30       9526.41                    10041.46
  1987/12/31       9711.94                    10187.16
  1988/01/31      10205.06                    10550.03
  1988/02/29      10302.21                    10661.54
  1988/03/31      10052.92                    10537.87
  1988/04/30      10087.25                    10617.96
  1988/05/31      10121.97                    10587.27
  1988/06/30      10313.69                    10742.16
  1988/07/31      10388.12                    10812.20
  1988/08/31      10411.02                    10821.72
  1988/09/30      10620.47                    11017.59
  1988/10/31      10858.81                    11211.50
  1988/11/30      10733.21                    11108.80
  1988/12/31      10906.81                    11222.45
  1989/01/31      11066.53                    11454.53
  1989/02/28      10952.11                    11323.83
  1989/03/31      10948.30                    11296.77
  1989/04/30      11264.25                    11564.95
  1989/05/31      11484.35                    11805.16
  1989/06/30      11648.23                    11965.47
  1989/07/31      11756.77                    12128.32
  1989/08/31      11651.89                    12009.58
  1989/09/30      11606.52                    11973.79
  1989/10/31      11743.50                    12120.23
  1989/11/30      11896.43                    12332.34
  1989/12/31      11949.93                    12433.22
  1990/01/31      11882.08                    12374.41
  1990/02/28      11992.06                    12484.54
  1990/03/31      12002.59                    12488.29
  1990/04/30      11844.68                    12397.87
  1990/05/31      12168.37                    12668.52
  1990/06/30      12296.61                    12779.87
  1990/07/31      12486.12                    12967.74
  1990/08/31      12249.29                    12779.44
  1990/09/30      12319.39                    12786.73
  1990/10/31      12466.27                    13018.68
  1990/11/30      12704.71                    13280.49
  1990/12/31      12775.72                    13338.26
  1991/01/31      12924.54                    13517.26
  1991/02/28      12991.97                    13634.86
  1991/03/31      13014.87                    13639.76
  1991/04/30      13196.69                    13821.17
  1991/05/31      13298.19                    13944.04
  1991/06/30      13303.78                    13930.24
  1991/07/31      13488.45                    14099.91
  1991/08/31      13658.68                    14285.60
  1991/09/30      13813.38                    14471.60
  1991/10/31      13951.37                    14601.85
  1991/11/30      13989.25                    14642.59
  1991/12/31      14297.52                    14956.82
  1992/01/31      14303.98                    14990.92
  1992/02/29      14325.25                    14995.71
  1992/03/31      14318.30                    15001.26
  1992/04/30      14461.43                    15134.77
  1992/05/31      14641.37                    15312.91
  1992/06/30      14904.30                    15569.86
  1992/07/31      15362.22                    16036.65
  1992/08/31      15140.89                    15880.29
  1992/09/30      15232.44                    15984.15
  1992/10/31      14920.95                    15827.02
  1992/11/30      15368.11                    16110.48
  1992/12/31      15574.12                    16274.97
  1993/01/31      15780.57                    16464.25
  1993/02/28      16423.03                    17059.76
  1993/03/31      16202.60                    16879.44
  1993/04/30      16389.35                    17049.75
  1993/05/31      16486.53                    17145.57
  1993/06/30      16787.28                    17431.73
  1993/07/31      16752.52                    17454.57
  1993/08/31      17192.71                    17817.97
  1993/09/30      17403.23                    18020.92
  1993/10/31      17404.37                    18055.70
  1993/11/30      17191.32                    17896.63
  1993/12/31      17625.41                    18274.43
  1994/01/31      17845.79                    18483.12
  1994/02/28      17306.61                    18004.41
  1994/03/31      16424.77                    17271.27
  1994/04/30      16501.80                    17417.73
  1994/05/31      16665.01                    17568.74
  1994/06/30      16534.15                    17461.40
  1994/07/31      16885.30                    17781.46
  1994/08/31      16923.45                    17842.99
  1994/09/30      16559.43                    17581.05
  1994/10/31      16133.83                    17268.81
  1994/11/30      15680.97                    16956.59
  1994/12/31      16129.07                    17329.81
  1995/01/31      16669.48                    17825.09
  1995/02/28      17225.04                    18343.45
  1995/03/31      17415.69                    18554.21
  1995/04/30      17404.06                    18576.11
  1995/05/31      17972.17                    19168.87
  1995/06/30      17800.29                    19002.10
  1995/07/31      17945.04                    19182.24
  1995/08/31      18179.76                    19425.47
  1995/09/30      18298.48                    19548.43
  1995/10/31      18555.72                    19832.67
  1995/11/30      18880.11                    20161.69
  1995/12/31      19056.92                    20355.45
  1996/01/31      19203.93                    20509.13
  1996/02/29      19071.07                    20370.69
  1996/03/31      18824.81                    20110.36
  1996/04/30      18740.46                    20053.44
  1996/05/31      18729.02                    20045.42
  1996/06/30      18902.74                    20263.72
  1996/07/31      19076.32                    20448.12
  1996/08/31      19053.18                    20443.21
  1996/09/30      19288.22                    20729.41
  1996/10/31      19505.24                    20963.86
  1996/11/30      19889.81                    21347.50
  1996/12/31      19796.59                    21257.84
  1997/01/31      19847.12                    21298.02
  1997/02/28      20012.16                    21493.54
  1997/03/31      19721.03                    21207.03
  1997/04/30      19870.44                    21384.53
  1997/05/31      20145.14                    21706.15
  1997/06/30      20263.19                    21937.32
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Municipal Bond Fund - Class A on June 30, 1987, and the current maximum 4.75% sales charge was paid. As the chart shows, by June 30, 1997, the value of the investment would have grown to $20,263 - a 102.63% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $21,937 - a 119.37% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will
do tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)

TOTAL RETURN COMPONENTS
            SIX MONTHS   YEARS ENDED DECEMBER 31,
            ENDED
            JUNE 30,

            1997         1996                        1995   1994   1993   1992

Dividend return               2.28%   4.84%    5.88%    5.01%     5.83%    6.31%

Capital appreciation return   0.61%   -0.96%   12.27%   -13.50%    7.34%   2.62%

Total return                  2.89%   3.88%    18.15%   -8.49%    13.17%   8.93%


TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effect of sales charges.
DIVIDENDS AND YIELD
PERIODS ENDED JUNE 30, 1997              PAST 1        LIFE OF
                                         MONTH         CLASS

Dividends per share                      3.10(cents)   12.25(cents)

Annualized dividend rate                 4.57%         4.57%

30-day annualized yield                  4.08%         -

30-day annualized tax-equivalent yield   6.38%         -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $8.25 over the past one month and $8.15 over the life of the class, you can compare the fund's income over these two periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 36% federal tax bracket but does not reflect payment of the federal alternative minimum tax, if applicable. If Fidelity had not reimbursed certain class expenses during the period shown, the yield and the tax-equivalent yield would have been 0.35% and 0.55%, respectively.
ADVISOR MUNICIPAL BOND FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class T shares took place on July 1, 1996. Class T shares bear a 0.25% 12b-1 fee. Returns prior to July 1, 1996 are those of Initial Class, the original class of the fund. Had Class T's 12b-1 fee been reflected, returns prior to July 1, 1996 would have been lower. If Fidelity had not reimbursed certain expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JUNE 30, 1997            PAST 6   PAST 1   PAST 5   PAST 10
                                       MONTHS   YEAR     YEARS    YEARS

Advisor Municipal Bond Fund - Class    2.75%    7.61%    36.48%   112.44%
T

Advisor Municipal Bond Fund - Class    -0.85%   3.84%    31.70%   105.00%
T  (incl. max. 3.50% sales charge)

Lehman Brothers Municipal Bond Index   3.20%    8.26%    40.90%   119.37%

General Municipal Debt Funds Average   2.95%    7.81%    37.10%   111.62%

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Lehman Brothers Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year. To measure how Class T's performance stacked up against its peers, you can compare it to the general municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 238 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JUNE 30, 1997             PAST 1   PAST 5   PAST 10
                                        YEAR     YEARS    YEARS

Advisor Municipal Bond Fund - Class T   7.61%    6.42%    7.83%

Advisor Municipal Bond Fund - Class T   3.84%    5.66%    7.44%
 (incl. max. 3.50% sales charge)

Lehman Brothers Municipal Bond Index    8.26%    7.10%    8.17%

General Municipal Debt Funds Average    7.81%    6.51%    7.76%

AVERAGE ANNUAL TOTAL RETURNS take Class T's cumulative return and show you what would have happened if Class T had performed at a constant rate each year.
$10,000 OVER 10 YEARS
  1987/06/30       9650.00                    10000.00
  1987/07/31       9767.83                    10102.00
  1987/08/31       9813.06                    10124.73
  1987/09/30       9306.72                     9751.43
  1987/10/31       9391.66                     9785.95
  1987/11/30       9601.03                    10041.46
  1987/12/31       9788.01                    10187.16
  1988/01/31      10284.99                    10550.03
  1988/02/29      10382.91                    10661.54
  1988/03/31      10131.66                    10537.87
  1988/04/30      10166.26                    10617.96
  1988/05/31      10201.26                    10587.27
  1988/06/30      10394.48                    10742.16
  1988/07/31      10469.49                    10812.20
  1988/08/31      10492.57                    10821.72
  1988/09/30      10703.66                    11017.59
  1988/10/31      10943.86                    11211.50
  1988/11/30      10817.28                    11108.80
  1988/12/31      10992.25                    11222.45
  1989/01/31      11153.21                    11454.53
  1989/02/28      11037.90                    11323.83
  1989/03/31      11034.06                    11296.77
  1989/04/30      11352.48                    11564.95
  1989/05/31      11574.31                    11805.16
  1989/06/30      11739.47                    11965.47
  1989/07/31      11848.86                    12128.32
  1989/08/31      11743.16                    12009.58
  1989/09/30      11697.43                    11973.79
  1989/10/31      11835.48                    12120.23
  1989/11/30      11989.61                    12332.34
  1989/12/31      12043.54                    12433.22
  1990/01/31      11975.15                    12374.41
  1990/02/28      12085.99                    12484.54
  1990/03/31      12096.60                    12488.29
  1990/04/30      11937.46                    12397.87
  1990/05/31      12263.69                    12668.52
  1990/06/30      12392.92                    12779.87
  1990/07/31      12583.92                    12967.74
  1990/08/31      12345.24                    12779.44
  1990/09/30      12415.88                    12786.73
  1990/10/31      12563.91                    13018.68
  1990/11/30      12804.22                    13280.49
  1990/12/31      12875.79                    13338.26
  1991/01/31      13025.77                    13517.26
  1991/02/28      13093.74                    13634.86
  1991/03/31      13116.81                    13639.76
  1991/04/30      13300.06                    13821.17
  1991/05/31      13402.35                    13944.04
  1991/06/30      13407.99                    13930.24
  1991/07/31      13594.10                    14099.91
  1991/08/31      13765.66                    14285.60
  1991/09/30      13921.57                    14471.60
  1991/10/31      14060.65                    14601.85
  1991/11/30      14098.83                    14642.59
  1991/12/31      14409.51                    14956.82
  1992/01/31      14416.03                    14990.92
  1992/02/29      14437.46                    14995.71
  1992/03/31      14430.46                    15001.26
  1992/04/30      14574.71                    15134.77
  1992/05/31      14756.05                    15312.91
  1992/06/30      15021.05                    15569.86
  1992/07/31      15482.55                    16036.65
  1992/08/31      15259.49                    15880.29
  1992/09/30      15351.76                    15984.15
  1992/10/31      15037.83                    15827.02
  1992/11/30      15488.49                    16110.48
  1992/12/31      15696.11                    16274.97
  1993/01/31      15904.18                    16464.25
  1993/02/28      16551.67                    17059.76
  1993/03/31      16329.51                    16879.44
  1993/04/30      16517.72                    17049.75
  1993/05/31      16615.67                    17145.57
  1993/06/30      16918.78                    17431.73
  1993/07/31      16883.74                    17454.57
  1993/08/31      17327.38                    17817.97
  1993/09/30      17539.55                    18020.92
  1993/10/31      17540.69                    18055.70
  1993/11/30      17325.98                    17896.63
  1993/12/31      17763.47                    18274.43
  1994/01/31      17985.58                    18483.12
  1994/02/28      17442.17                    18004.41
  1994/03/31      16553.42                    17271.27
  1994/04/30      16631.06                    17417.73
  1994/05/31      16795.54                    17568.74
  1994/06/30      16663.66                    17461.40
  1994/07/31      17017.56                    17781.46
  1994/08/31      17056.00                    17842.99
  1994/09/30      16689.14                    17581.05
  1994/10/31      16260.20                    17268.81
  1994/11/30      15803.80                    16956.59
  1994/12/31      16255.40                    17329.81
  1995/01/31      16800.05                    17825.09
  1995/02/28      17359.96                    18343.45
  1995/03/31      17552.10                    18554.21
  1995/04/30      17540.38                    18576.11
  1995/05/31      18112.95                    19168.87
  1995/06/30      17939.72                    19002.10
  1995/07/31      18085.60                    19182.24
  1995/08/31      18322.16                    19425.47
  1995/09/30      18441.81                    19548.43
  1995/10/31      18701.06                    19832.67
  1995/11/30      19027.99                    20161.69
  1995/12/31      19206.19                    20355.45
  1996/01/31      19354.35                    20509.13
  1996/02/29      19220.45                    20370.69
  1996/03/31      18972.26                    20110.36
  1996/04/30      18887.25                    20053.44
  1996/05/31      18875.72                    20045.42
  1996/06/30      19050.80                    20263.72
  1996/07/31      19225.75                    20448.12
  1996/08/31      19202.42                    20443.21
  1996/09/30      19439.30                    20729.41
  1996/10/31      19658.02                    20963.86
  1996/11/30      20045.60                    21347.50
  1996/12/31      19951.65                    21257.84
  1997/01/31      20002.58                    21298.02
  1997/02/28      20168.91                    21493.54
  1997/03/31      19876.33                    21207.03
  1997/04/30      20025.48                    21384.53
  1997/05/31      20276.21                    21706.15
  1997/06/30      20500.21                    21937.32
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Municipal Bond Fund - Class T on June 30, 1987, and the current maximum 3.50% sales charge was paid. As the chart shows, by June 30, 1997, the value of the investment would have grown to $20,500 - a 105.00% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $21,937 - a 119.37% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will
do tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS

            SIX MONTHS   YEARS ENDED DECEMBER 31,
            ENDED
            JUNE 30,

            1997         1996                        1995   1994   1993   1992

Dividend return               2.26%   4.84%    5.88%    5.01%     5.83%    6.31%

Capital appreciation return   0.49%   -0.96%   12.27%   -13.50%    7.34%   2.62%

Total return                  2.75%   3.88%    18.15%   -8.49%    13.17%   8.93%


TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effect of sales charges.
DIVIDENDS AND YIELD

PERIODS ENDED JUNE 30, 1997              PAST 1        PAST 6         LIFE OF
                                         MONTH         MONTHS         CLASS

Dividends per share                      3.03(cents)   18.19(cents)   36.67(cents)

Annualized dividend rate                 4.47%         4.50%          4.52%

30-day annualized yield                  4.02%         -              -

30-day annualized tax-equivalent yield   6.28%         -              -


DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $8.25 over the past one month $8.16 over the past six months, and $8.13 over the life of the class, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 36% federal tax bracket but does not reflect payment of the federal alternative minimum tax, if applicable. If Fidelity had not reimbursed certain class expenses during the period shown, the yield and the tax-equivalent yield would have been 0.10% and 0.16%, respectively.
ADVISOR MUNICIPAL BOND FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class B shares took place on July 1, 1996. Class B shares bear a 0.90% 12b-1 shareholder service fee. Returns prior to July 1, 1996 are those of Initial Class, the original class of the fund which does not bear a 12b-1 fee. Had Class B's 12b-1 fee been reflected, returns prior to July 1, 1996 would have been lower. Effective January 2, 1997, Class B's contingent deferred sales charge is based on a declining scale that ranges from 5% to 1% on Class B shares redeemed within six years of purchase. This scale was revised from the previous scale of 4% to 1% on shares redeemed within five years of purchase. Class B's contingent deferred sales charges included in the past six months, past one year, past five years and past 10 years total return figures are 5%, 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JUNE 30, 1997            PAST 6   PAST 1   PAST 5   PAST 10
                                       MONTHS   YEAR     YEARS    YEARS

Advisor Municipal Bond Fund - Class    2.57%    7.10%    35.83%   111.43%
B

Advisor Municipal Bond Fund - Class    -2.43%   2.10%    33.90%   111.43%
B  (incl. contingent
deferred sales charge)

Lehman Brothers Municipal Bond Index   3.20%    8.26%    40.90%   119.37%

General Municipal Debt Funds Average   2.95%    7.81%    37.10%   111.62%

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Lehman Brothers Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year. To measure how Class B's performance stacked up against its peers, you can compare it to the general municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 238 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JUNE 30, 1997                 PAST 1   PAST 5   PAST 10
                                            YEAR     YEARS    YEARS

Advisor Municipal Bond Fund - Class B       7.10%    6.32%    7.77%

Advisor Municipal Bond Fund - Class B       2.10%    6.01%    7.77%
 (incl. contingent deferred sales charge)

Lehman Brothers Municipal Bond Index        8.26%    7.10%    8.17%

General Municipal Debt Funds Average        7.81%    6.51%    7.76%

AVERAGE ANNUAL TOTAL RETURNS take Class B's cumulative return and show you what would have happened if Class B had performed at a constant rate each year.
$10,000 OVER 10 YEARS
 1987/06/30      10000.00                    10000.00
  1987/07/31      10122.11                    10102.00
  1987/08/31      10168.98                    10124.73
  1987/09/30       9644.27                     9751.43
  1987/10/31       9732.29                     9785.95
  1987/11/30       9949.26                    10041.46
  1987/12/31      10143.01                    10187.16
  1988/01/31      10658.03                    10550.03
  1988/02/29      10759.49                    10661.54
  1988/03/31      10499.13                    10537.87
  1988/04/30      10534.99                    10617.96
  1988/05/31      10571.25                    10587.27
  1988/06/30      10771.48                    10742.16
  1988/07/31      10849.22                    10812.20
  1988/08/31      10873.13                    10821.72
  1988/09/30      11091.88                    11017.59
  1988/10/31      11340.79                    11211.50
  1988/11/30      11209.62                    11108.80
  1988/12/31      11390.93                    11222.45
  1989/01/31      11557.73                    11454.53
  1989/02/28      11438.23                    11323.83
  1989/03/31      11434.26                    11296.77
  1989/04/30      11764.23                    11564.95
  1989/05/31      11994.10                    11805.16
  1989/06/30      12165.25                    11965.47
  1989/07/31      12278.61                    12128.32
  1989/08/31      12169.08                    12009.58
  1989/09/30      12121.69                    11973.79
  1989/10/31      12264.75                    12120.23
  1989/11/30      12424.47                    12332.34
  1989/12/31      12480.35                    12433.22
  1990/01/31      12409.48                    12374.41
  1990/02/28      12524.34                    12484.54
  1990/03/31      12535.34                    12488.29
  1990/04/30      12370.42                    12397.87
  1990/05/31      12708.49                    12668.52
  1990/06/30      12842.41                    12779.87
  1990/07/31      13040.33                    12967.74
  1990/08/31      12792.99                    12779.44
  1990/09/30      12866.20                    12786.73
  1990/10/31      13019.60                    13018.68
  1990/11/30      13268.62                    13280.49
  1990/12/31      13342.79                    13338.26
  1991/01/31      13498.21                    13517.26
  1991/02/28      13568.64                    13634.86
  1991/03/31      13592.55                    13639.76
  1991/04/30      13782.44                    13821.17
  1991/05/31      13888.44                    13944.04
  1991/06/30      13894.29                    13930.24
  1991/07/31      14087.15                    14099.91
  1991/08/31      14264.94                    14285.60
  1991/09/30      14426.50                    14471.60
  1991/10/31      14570.62                    14601.85
  1991/11/30      14610.18                    14642.59
  1991/12/31      14932.13                    14956.82
  1992/01/31      14938.89                    14990.92
  1992/02/29      14961.09                    14995.71
  1992/03/31      14953.84                    15001.26
  1992/04/30      15103.32                    15134.77
  1992/05/31      15291.24                    15312.91
  1992/06/30      15565.85                    15569.86
  1992/07/31      16044.09                    16036.65
  1992/08/31      15812.94                    15880.29
  1992/09/30      15908.56                    15984.15
  1992/10/31      15583.24                    15827.02
  1992/11/30      16050.25                    16110.48
  1992/12/31      16265.40                    16274.97
  1993/01/31      16481.01                    16464.25
  1993/02/28      17151.99                    17059.76
  1993/03/31      16921.77                    16879.44
  1993/04/30      17116.81                    17049.75
  1993/05/31      17218.31                    17145.57
  1993/06/30      17532.41                    17431.73
  1993/07/31      17496.11                    17454.57
  1993/08/31      17955.83                    17817.97
  1993/09/30      18175.70                    18020.92
  1993/10/31      18176.88                    18055.70
  1993/11/30      17954.38                    17896.63
  1993/12/31      18407.74                    18274.43
  1994/01/31      18637.91                    18483.12
  1994/02/28      18074.79                    18004.41
  1994/03/31      17153.80                    17271.27
  1994/04/30      17234.26                    17417.73
  1994/05/31      17404.71                    17568.74
  1994/06/30      17268.04                    17461.40
  1994/07/31      17634.78                    17781.46
  1994/08/31      17674.62                    17842.99
  1994/09/30      17294.44                    17581.05
  1994/10/31      16849.95                    17268.81
  1994/11/30      16376.99                    16956.59
  1994/12/31      16844.98                    17329.81
  1995/01/31      17409.38                    17825.09
  1995/02/28      17989.59                    18343.45
  1995/03/31      18188.71                    18554.21
  1995/04/30      18176.56                    18576.11
  1995/05/31      18769.89                    19168.87
  1995/06/30      18590.38                    19002.10
  1995/07/31      18741.56                    19182.24
  1995/08/31      18986.70                    19425.47
  1995/09/30      19110.68                    19548.43
  1995/10/31      19379.34                    19832.67
  1995/11/30      19718.13                    20161.69
  1995/12/31      19902.79                    20355.45
  1996/01/31      20056.32                    20509.13
  1996/02/29      19917.56                    20370.69
  1996/03/31      19660.38                    20110.36
  1996/04/30      19572.28                    20053.44
  1996/05/31      19560.33                    20045.42
  1996/06/30      19741.76                    20263.72
  1996/07/31      19909.98                    20448.12
  1996/08/31      19876.55                    20443.21
  1996/09/30      20112.52                    20729.41
  1996/10/31      20352.91                    20963.86
  1996/11/30      20744.25                    21347.50
  1996/12/31      20612.19                    21257.84
  1997/01/31      20655.08                    21298.02
  1997/02/28      20817.80                    21493.54
  1997/03/31      20505.71                    21207.03
  1997/04/30      20650.10                    21384.53
  1997/05/31      20923.05                    21706.15
  1997/06/30      21142.57                    21937.32
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Municipal Bond Fund - Class B on June 30, 1987. As the chart shows, by June 30, 1997, the value of the investment would have grown to $21,143 - a 111.43% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $21,937 - a 119.37% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will
do tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)

TOTAL RETURN COMPONENTS
            SIX MONTHS   YEARS ENDED DECEMBER 31,
            ENDED
            JUNE 30,

            1997         1996                        1995   1994   1993   1992

Dividend return               1.96%   4.52%    5.88%    5.01%     5.83%    6.31%

Capital appreciation return   0.61%   -0.96%   12.27%   -13.50%    7.34%   2.62%

Total return                  2.57%   3.56%    18.15%   -8.49%    13.17%   8.93%


TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effect of sales charges.
DIVIDENDS AND YIELD

PERIODS ENDED JUNE 30, 1997              PAST 1        PAST 6         LIFE OF
                                         MONTH         MONTHS         CLASS

Dividends per share                      2.58(cents)   15.80(cents)   31.79(cents)

Annualized dividend rate                 3.80%         3.90%          3.92%

30-day annualized yield                  3.50%         -              -

30-day annualized tax-equivalent yield   5.47%         -              -


DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $8.25 over the past month, $8.16 over the past six months and $8.13 over the life of the class, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 36% federal tax bracket but does not reflect payment of the federal alternative minimum tax, if applicable. If Fidelity had not reimbursed certain class expenses during the periods shown, the yield would have been -2.61%.
FUND TALK: THE MANAGER'S OVERVIEW


An interview with George Fischer, Portfolio Manager of Fidelity Advisor Municipal Bond Fund
Q. GEORGE, HOW DID THE FUND PERFORM OVER THE PAST SIX MONTHS AND PAST YEAR?
A. For the six months that ended June 30, 1997, the fund's Class A, Class T and Class B shares had total returns of 2.89%, 2.75% and 2.57%, respectively. To get a sense of how the fund did relative to its peers, the general municipal debt funds average returned 2.95% for the same period, according to Lipper Analytical Services. The Lehman Brothers Municipal Bond Index, which tracks the types of securities in which the fund invests, had a six-month return of 3.20%. For the year that ended June 30, 1997, the fund's Class A, Class T and Class B shares returned 7.76%, 7.61% and 7.10%, respectively. For the same 12-month period, the general municipal debt funds average returned 7.81%, again according to Lipper. For the same one-year period, the Lehman Brothers index returned 8.26%.
Q. HOW WOULD YOU CHARACTERIZE THE MUNICIPAL BOND MARKET OVER THE PAST SIX
MONTHS?
A. I'd characterize it as a somewhat choppy environment. Evidence that the economy was growing at a much-quicker-than-expected pace sent Treasury bond yields higher and, correspondingly, their prices lower during much of the period. On the other hand, yields on municipal securities didn't react as negatively, and muni bond prices were more stable throughout the period. The divergence between Treasuries and municipals was greatest in the long-maturity end of the market. As an example, the yield on a 30-year Treasury rose 0.15%, while the yield on a 30-year Aaa-rated muni fell 0.15%. In the short-maturity end of the market, the yield on a five-year Treasury rose 0.20%, while the yield on a five-year Aaa-rated muni rose only 0.10%. Municipal prices were supported by the fact that there was a limited supply of municipals available while demand for them grew.
Q. WHICH OF THE FUND'S HOLDINGS HELPED PERFORMANCE? WHICH DETRACTED?
A. Bonds issued in New York and California were some of the fund's - and the municipal market's - best performers during the period. Both states enjoyed the benefits of having strengthening local economies, which translated into higher revenue collections and better fiscal health. As far as detractors go, I can't think of any specific bond that was a disappointment. However, a higher stake in California bonds might have helped the fund since they were among the market's best performers during the period.
Q. HOW WAS THE FUND STRUCTURED DURING THE PAST SIX MONTHS?
A. In terms of maturity, I kept the fund heavily weighted in bonds with maturities of between 10 and 15 years. There were a couple of reasons why I emphasized these intermediate-maturity bonds. First, the yield these bonds generate tends to be higher than the yield generated by owning a combination of long- and short-maturity bonds. What's more, long-term bonds tend to be callable, which means they can be redeemed by their issuer before maturity. Callable bonds tend to rise less in up markets and fall more in down markets. Intermediate-maturity bonds, on the other hand, typically aren't susceptible to being called.
Q. AT THE END OF THE PERIOD, ABOUT 75% OF THE FUND'S HOLDINGS WERE IN BONDS WITH CREDIT RATINGS OF A AND ABOVE AS JUDGED BY MOODY'S INVESTOR SERVICES. WHY DID YOU FOCUS ON THESE BONDS WHEN BAA-RATED BONDS OFFERED HIGHER YIELDS?
A. I didn't feel that Baa-rated bonds in general offered enough in the way of additional yield to compensate for their added risk. Credit ratings measure credit risk, meaning the risk that a municipal issuer will not repay its debt as promised. Typically, the higher level of credit risk a bond carries, the lower its credit rating and the higher its yield. But during the past six months, there was very little difference between the reward - or yield - offered by lower-quality bonds compared to higher-quality securities.
Q. WERE THERE ANY SIGNIFICANT CHANGES IN THE WAY THE FUND'S HOLDINGS WERE ALLOCATED AMONG SECTORS DURING THE PERIOD?
A. Not really. General obligation bonds (GOs) remained the fund's largest sector concentration. A GO is backed by the full faith and credit - which includes the taxing power - of a city, county, state or other issuer. A GO is repaid with general revenue such as taxes. General revenues are sensitive to both the economy and a municipality's fiscal health, both of which have been strong during the period in many of the areas the fund emphasized. In choosing GOs, I put an emphasis on staying diversified and not taking on very large positions in any one security.
Q. WHAT'S YOUR OUTLOOK FOR MUNICIPALS?
A. Until investors feel like they have a good handle on where the economy, interest rates and inflation are headed, the bond market is likely to remain choppy. The past six months have been a relatively good period compared to U.S. Treasuries and, by the end of the period, munis seemed fairly valued in relation to their taxable counterparts. I think that the municipal market will need to continue to experience strong demand and weak supply in order to continue outperforming Treasuries.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: seeks as high a
level of current income
that is free from federal
income tax, consistent with
preservation of capital by
investing primarily in
investment-grade municipal
securities under normal
conditions
START DATE: August 19, 1976
SIZE: as of June 30, 1997,
more than $929 million
MANAGER: George Fischer,
since 1995; joined Fidelity
in 1989
(checkmark)
GEORGE FISCHER ON THE
RELATIONSHIP BETWEEN BOND
PRICES AND BOND YIELDS:
"When choosing investments
for the fund, I consider a
bond's price, its coupon - or
income - and its yield. While
a bond's coupon - which is the
interest rate the issuer
promises to pay the holder until
maturity - remains constant,
its price changes practically
every day. In fact, it's not
uncommon for a municipal
bond's price to fluctuate as
much as 1% any given day.
When a bond's price fluctuates
- because of changes in
demand and supply, credit
quality or other factor - its
yield also changes.
"The relationship between a
bond's price and its yield can
be thought of as a seesaw:
yield up, price down; yield
down, price up. While a given
bond may look attractive
because it offers a high yield, I
also consider where future
yields will be since they
determine future prices and,
therefore, play into total
return."
INVESTMENT CHANGES


TOP FIVE STATES AS OF JUNE 30, 1997
             % OF        % OF FUND'S
             FUND'S      INVESTMENTS
             INVESTMEN   IN THESE STATES
             TS          6 MONTHS AGO

New York     17.2        16.4

Texas        11.2        9.7

California   9.3         10.0

Georgia      7.3         5.9

Illinois     6.3         6.8

TOP FIVE MARKET SECTORS AS OF JUNE 30, 1997
                     % OF FUND'S    % OF FUND'S
                     INVESTMENTS    INVESTMENTS
                                    IN THESE MARKET
                                    SECTORS
                                    6 MONTHS AGO

General Obligation   40.2           38.0

Electric Revenue     16.7           17.7

Water and Sewer      8.4            9.4

Health Care          7.5            7.9

Special Tax          6.1            7.2

AVERAGE YEARS TO MATURITY AS OF JUNE 30, 1997
               6 MONTHS AGO

Years   11.6   12.4

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF JUNE 30, 1997
              6 MONTHS AGO

Years   6.9   7.5

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF JUNE 30, 1997 AS OF DECEMBER 31, 1996
Aaa 52.9%
Aa, A 24.8%
Baa 17.4%
Ba, B 0.9%
Non-rated 1.5%
Short-term
investments 2.5%
Aaa 50.5%
Aa, A 27.9%
Baa 15.6%
Ba  0.8%
Non-rated 2.0%
Short-term
investments 3.2%
Row: 1, Col: 1, Value: 52.0
Row: 1, Col: 2, Value: 24.0
Row: 1, Col: 3, Value: 17.0
Row: 1, Col: 4, Value: 1.6
Row: 1, Col: 5, Value: 2.4
Row: 1, Col: 6, Value: 3.0
Row: 1, Col: 1, Value: 49.0
Row: 1, Col: 2, Value: 27.1
Row: 1, Col: 3, Value: 15.6
Row: 1, Col: 4, Value: 1.8
Row: 1, Col: 5, Value: 2.5
Row: 1, Col: 6, Value: 4.0
WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS.
INVESTMENTS JUNE 30, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


MUNICIPAL BONDS - 97.5%
  PRINCIPAL AMOUNT VALUE (NOTE 1)
  (000S) (000S)
ALABAMA - 0.4%
Cullman Med. Park South Med. Clinic Board Rev.
(Cullman Reg'l. Med. Ctr.) Series A, 6.50% 2/15/13  $ 4,000 $ 4,075
ARIZONA - 1.9%
Agriculture Impt. & Pwr. Dist. Elec. Sys. Rev. Rfdg.
(Salt River Proj.) Series B, 6.50% 1/1/04    6,515  7,175
Arizona Trans. Board Hwy. Rev. Sub-Series A,
6.25% 7/1/04    2,000  2,133
Maricopa County School Dist. #1 Phoenix Elementary Rfdg.
(Cap. Appreciation) Second Series, 0% 7/1/05
(MBIA Insured)    2,660  1,802
Maricopa County Unified School Dist. #69 Rfdg.
(Cap. Appreciation) 0% 7/1/07 (AMBAC Insured)   3,050  1,845
Tucson Gen. Oblig. Rfdg. 6.40% 7/1/06 (FGIC Insured)  4,230  4,748
  17,703
ARKANSAS - 0.4%
North Little Rock Elec. Rev. Rfdg. Series A, 6.15% 7/1/03
(MBIA Insured)    3,245  3,517
CALIFORNIA - 9.3%
California Gen. Oblig. 6.25% 10/1/19    10,500  11,314
California Hsg. Fin. Agcy. Rev. (Home Mtg.):
Series A, 5.70% 8/1/16 (MBIA Insured)    3,125  3,148
 Series B, 5.20% 8/1/26 (MBIA Insured)(d)    1,975  1,990
California Pub. Works Board Lease Rev.:
Rfdg. (Dept. Correction State Prisons) Series A,
 5% 12/1/19 (AMBAC Insured)    5,050  4,722
 (California Univ. Proj.) Series A, 5.50% 6/1/10    2,250  2,309
 (Dept. Correction State Prisons, Madera) Series E:
 6% 6/1/07    3,000  3,191
  5.50% 6/1/15    2,500  2,500
 (Franchise Tax Board-PH II) Series A, 6.25% 9/1/11   1,150  1,200
California Rural Home Mtg. Fin. Auth. Lease Rev. Series A,
4.45% 8/1/01 (MBIA Insured)    4,875  4,857
California Statewide Commty. Dev. Auth. Rev. Ctfs. of Prtn.
(Sisters of Charity Leavenworth) 5% 12/1/14    2,750  2,575
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (Wtr. Sys. Impt. Proj.)
7% 8/1/11 (MBIA Insured)    1,475  1,731
Chino Basin Reg'l. Fing. Auth. Rev. Rfdg. (Muni. Wtr. Dist.
Swr. Sys. Proj.) 7% 8/1/09 (AMBAC Insured)    2,245  2,638
East Bay Muni. Util. Dist. Wtr. Sys. Rev. Rfdg.
4.75% 6/1/21 (FGIC Insured)    3,000  2,644
Foothill/Eastern Trans. Corridor Agcy. Toll Rd. Rev.
(Sr. Lien) Series A, 0% 1/1/08 (h)    4,000  2,670
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL AMOUNT VALUE (NOTE 1)
  (000S) (000S)
CALIFORNIA - CONTINUED
Fresno Swr. Rev. Series A, 4.75% 9/1/26 (MBIA Insured) $ 7,055 $ 6,147 Modesto Irrigation Dist. Elec. Rev. Series A,
9.625% 1/1/11 (Escrowed to Maturity)(e)    4,390  5,669
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A:
3.75% 7/1/12    7,820  6,676
 3.75% 1/1/13    1,500  1,254
Santa Clara Redev. Agcy. Tax Allocation Rfdg. (Bayshore
North Proj.) 7% 7/1/10 (AMBAC Insured)    4,000  4,700
South Orange County Pub. Fin. Auth. Spl. Tax Rev.
(Foothill Area) Series C:
 7.50% 8/15/06 (FGIC Insured)    8,140  9,788
  7.50% 8/15/07 (FGIC Insured)    3,500  4,235
  85,958
COLORADO - 1.8%
Colorado Health Facs. Auth. Rev.:
Rfdg. (Rocky Mountain Adventist) 6.625% 2/1/13   10,000  10,375
 (PSL Health Sys. Proj.) Series A, 6.875% 2/15/23
 (Pre-Refunded to 2/15/03 @ 102)(e)    4,000  4,495
El Paso County School Dist. #20 Rfdg. (Cap. Appreciation)
Series A, 0% 6/15/08 (AMBAC Insured)    2,600  1,462
  16,332
CONNECTICUT - 0.8%
Connecticut Gen. Oblig. Series A, 7% 3/15/03    5,000  5,600
Connecticut Spl. Tax Oblig. Rev. (Trans. Infrastructure)
Series A, 6.50% 6/1/03    1,950  2,121
  7,721
DISTRICT OF COLUMBIA - 1.8%
District of Columbia Gen. Oblig.:
Rfdg. Series A:
 5.625% 6/1/02 (MBIA Insured)    1,500  1,554
  5.875% 6/1/05 (MBIA Insured)    3,000  3,142
  6% 6/1/11 (MBIA Insured)    1,000  1,045
 Series E, 5% 6/1/04 (FGIC Insured)    1,000  1,000
District of Columbia Redev. Land Agcy. Spl. Tax Rev.
(Washington D.C. Sports Arena):
 4.85% 11/1/97    850  850
  5.625% 11/1/10    5,810  5,701
District of Columbia Rev. Rfdg. (Georgetown Univ.)
Series A, 6% 4/1/18 (MBIA Insured)(g)    3,300  3,325
  16,617
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL AMOUNT VALUE (NOTE 1)
  (000S) (000S)
FLORIDA - 0.4%
Lakeland Elec. & Wtr. Rev. Rfdg. (Jr. Sub. Lien)
6.50% 10/1/04 (FGIC Insured)   $ 3,000 $ 3,330
GEORGIA - 7.3%
Atlanta Arpt. Facs. Rev. 6.25% 1/1/05 (AMBAC Insured) 16,820 18,292 Dalton City Util. Rev. Rfdg. Series 1997, 4% 1/1/98
(MBIA Insured)    1,000  1,001
Fulton County School Dist. Rfdg. 6.375% 5/1/14    2,500  2,813
Fulton County Wtr. & Swr. Rev. Rfdg.:
6.125% 1/1/05 (FGIC Insured)    4,000  4,325
 6.375% 1/1/14 (FGIC Insured)    4,500  5,029
Georgia Gen. Oblig.:
Series A, 6.25% 4/1/06    12,200  13,511
 Series B Impt. 7.20% 3/1/04    7,625  8,759
 Series D:
 6.80% 8/1/03    4,400  4,923
  7.25% 9/1/06    3,000  3,555
Georgia Muni. Elec. Auth. Pwr. Rev. Series B,
6.20% 1/1/10 (AMBAC Insured)    5,000  5,462
  67,670
ILLINOIS - 5.8%
Chicago Rfdg. Series A-2, 6.125% 1/1/12
(AMBAC Insured)    10,000  10,800
Chicago O'Hare Int'l. Arpt. Rev. Rfdg. (Gen. Arpt. Proj.)
(2nd Lien) Series A:
 6.375% 1/1/12 (MBIA Insured)    3,000  3,229
  6.375% 1/1/15 (MBIA Insured)    3,200  3,424
Chicago Park Dist. Rfdg. 6.25% 1/1/09 (FGIC Insured)   1,380  1,511
Chicago Wastewtr. Transmission Rev. Rfdg.
5.375% 1/1/13 (FGIC Insured)    9,430  9,394
Cook County Commty. College Dist. #508 Series C,
7.70% 12/1/07 (MBIA Insured)    3,000  3,690
Illinois Dedicated Tax Rev. (Civic Ctr.) Series A,
7% 12/15/13 (AMBAC Insured)    2,500  2,709
Illinois Reg'l. Trans. Auth.:
Series A, 8% 6/1/17 (AMBAC Insured)    3,000  3,915
 Series D:
 7.75% 6/1/04 (FGIC Insured)    1,115  1,303
  7.75% 6/1/05 (FGIC Insured)    2,405  2,841
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL AMOUNT VALUE (NOTE 1)
  (000S) (000S)
ILLINOIS - CONTINUED
Metropolitan Pier & Exposition Auth. Dedicated Tax Rev.
(McCormick Place Expansion Proj.):
 (Cap. Appreciation) Series A:
  0% 6/15/08 (FGIC Insured)   $ 3,890 $ 2,203
   0% 6/15/10 (FGIC Insured)    8,100  4,030
   0% 6/15/15 (FGIC Insured)    3,100  1,124
  Series A:
  6.50% 6/15/07 (FGIC Insured) (Pre-Refunded
     to 6/15/03 @ 102)(e)    2,925  3,247
   6.50% 6/15/07 (FGIC Insured)    75  82
  53,502
INDIANA - 0.6%
Indiana Bond Bank Rev. (State Revolving Fund Prog.)
Series A, 7% 2/1/05    1,500  1,682
Indianapolis Resource Recovery Rev. Rfdg. (Ogden Martin
Sys. Inc. Proj.) 6.75% 12/1/06 (AMBAC Insured)   3,000  3,394
  5,076
KANSAS - 0.2%
Kansas City Util. Sys. Rev. (Cap. Appreciation) 0% 3/1/09
(AMBAC Insured) (Escrowed to Maturity)(e)    3,975  2,136
LOUISIANA - 0.2%
New Orleans Rfdg. 6.50% 10/1/03 (AMBAC Insured)   1,500  1,650
MARYLAND - 1.2%
Baltimore Consolidated Pub. Impt. Series A,
7.25% 10/15/05 (FGIC Insured)    2,000  2,338
Maryland Health & Higher Edl. Facs. Auth. Rev. Rfdg.
(Good Samaritan Hosp.) 5.75% 7/1/13    2,600  2,668
Washington Metropolitan Area Trans. Auth. Gross Rev.
Rfdg. 6% 7/1/09 (FGIC Insured)    5,500  5,940
  10,946
MASSACHUSETTS - 4.4%
Massachusetts Bay Trans. Auth. Rfdg. (Gen. Trans. Sys.)
Series A, 6.25% 3/1/12    2,000  2,205
Massachusetts Gen. Oblig. Consolidated Loan:
Series A, 7.50% 6/1/04    3,270  3,785
 Series B, 4.875% 10/1/13    2,500  2,334
Massachusetts Gen. Oblig. Rfdg. Series A, 6% 7/1/05
(AMBAC Insured)    2,750  2,960
Massachusetts Health & Edl. Facs. Auth. Rev.:
(Blood Institute) Series A, 6.50% 2/1/22    4,790  4,862
 (New England Med. Ctr.) Series G, 5.375% 7/1/24
 (MBIA Insured)    800  774
 (Univ. Hosp.) Series C, 7.25% 7/1/19 (MBIA Insured)   3,500  3,811
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL AMOUNT VALUE (NOTE 1)
  (000S) (000S)
MASSACHUSETTS - CONTINUED
Massachusetts Ind. Fin. Agcy. Rev.:
Rfdg. (Harvard Commty. Health Plan) Series B,
 8.125% 10/1/17   $ 5,000 $ 5,312
 (Massachusetts Biomedical) (Cap. Appreciation)
 Series A-2, 0% 8/1/08    5,000  2,712
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys.
Rev.:
 Rfdg. Series B, 5% 7/1/12 (MBIA Insured)    2,715  2,576
  Series A, 6.75% 7/1/08 (MBIA Insured)    2,500  2,722
  Series B, 6.75% 7/1/08 (MBIA Insured)    5,995  6,527
  40,580
MICHIGAN - 4.5%
Lowell Area Schools (Cap. Appreciation) 0% 5/1/20
(FGIC Insured) (Pre-Refunded 5/1/05 @ 33.646)(e)   21,685  4,961
Michigan Hosp. Fin. Auth. Rev. Rfdg.:
(Detroit Med. Ctr. Oblig. Group) Series A,
 6.50% 8/15/18    5,000  5,206
 (Sisters of Mercy Health Corp.) 5.375% 8/15/14
 (MBIA Insured)    3,000  2,981
Michigan Hsg. Dev. Auth. Rental Hsg. Rev.:
Rfdg. Series B, 5.70% 4/1/12    3,750  3,778
 Series B, 7.50% 4/1/10    6,000  6,428
Michigan Muni. Auth. Rev. Rfdg. (Local Gov't. Loan Prog.):
7% 5/1/02 (AMBAC Insured)    2,425  2,677
 7% 11/1/02 (AMBAC Insured)    1,465  1,630
 7% 5/1/03 (AMBAC Insured)    2,700  3,017
 7% 11/1/03 (AMBAC Insured)    1,570  1,766
Michigan Pub. Pwr. Agcy. Rev. Rfdg. (Belle River Proj.)
Series B, 5% 1/1/19    5,750  5,261
Michigan Trunk Line Rev. (Cap. Appreciation) Series A,
0% 10/1/09 (AMBAC Insured)    8,010  4,195
  41,900
MINNESOTA - 1.7%
Minneapolis Gen. Oblig.:
Rfdg. (Sales Tax) 6.25% 4/1/07    1,500  1,612
 (Cap. Appreciation) Series B, 0% 12/01/04    1,800  1,269
Minnesota Gen. Oblig. Unltd. Tax 5.75% 8/1/05    3,315  3,543
Minnesota Hsg. Fin. Agcy. Single Family Mtg.:
Series I, 6.25% 1/1/15    1,915  1,968
 Series K, 6.40% 1/1/15    3,340  3,474
Northern Minnesota Muni. Pwr. Agcy. Elec. Sys. Rev. Rfdg.
Series A, 7.30% 1/1/01    4,000  4,235
  16,101
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL AMOUNT VALUE (NOTE 1)
  (000S) (000S)
MISSISSIPPI - 0.1%
Mississippi Home Corp. Single Family Rev. Rfdg.
Series 1990 A, 9.25% 3/1/12 (FGIC Insured)   $ 525 $ 564
MISSOURI - 1.0%
Kirkwood Ind. Dev. Auth. Health Care Corp. Rev.
(St. Joseph Hosp.) 7% 7/1/22 (Pre-Refunded to
7/1/02 @ 102)(e)    2,000  2,253
Missouri Higher Ed. Loan Auth. Student Loan Rev. (Sr. Lien)
Series A, 5.625% 2/15/01    4,000  4,100
Missouri Hsg. Dev. Commission Mtg. Rev. Series C,
5.50% 3/1/16 (d)    2,500  2,575
  8,928
NEVADA - 0.9%
Clark County Ind. Dev. Rev. Rfdg. (Nevada Pwr. Co. Proj. C)
7.20% 10/1/22 (AMBAC Insured)    7,000  7,822
NEW JERSEY - 2.1%
Middlesex County Poll. Cont. Auth. Rev. Rfdg. (Fing. Poll.)
(Amerada Hess Corp.) 7.875% 6/1/22    7,750  8,845
New Jersey Trans. Trust Fund Auth. Rfdg. (Trans. Sys.):
Series A, 6.50% 6/15/05 (AMBAC Insured)    6,500  7,215
 Series B, 6.50% 6/15/10 (MBIA Insured)    2,000  2,268
New Jersey Tpk. Auth. Tpk. Rev. Rfdg. 10.375% 1/1/03
(Escrowed to Maturity)(e)    1,200  1,420
  19,748
NEW MEXICO - 0.2%
Farmington Poll. Cont. Rev. Rfdg. (Pub. Svc. Co. of New
Mexico San Juan Proj.) 5.70% 12/1/16
(AMBAC Insured)    2,250  2,253
NEW YORK - 17.2%
Metropolitan Trans. Auth. Svc. Contract (Trans. Facs.)
Series 4, 7.75% 7/1/02    1,420  1,549
Nassau County Gen. Impt. Rfdg. Series A:
6.50% 5/1/04 (FGIC Insured)    7,425  8,195
 6.50% 5/1/05 (FGIC Insured)    4,490  4,984
 6.50% 5/1/06 (FGIC Insured)    4,000  4,470
New York City Gen. Oblig.
Rfdg.:
  Series A, 7% 8/1/04    4,375  4,823
  Series D:
  6.30% 8/15/01    7,450  7,832
   8% 2/1/05    2,550  2,977
 Series B, 7.50% 2/1/03 (f)    10,000  11,050
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL AMOUNT VALUE (NOTE 1)
  (000S) (000S)
NEW YORK - CONTINUED
New York City Gen. Oblig.  - continued
 Series G:
 5.40% 2/1/01   $ 6,000 $ 6,090
  5.60% 2/1/02    14,120  14,455
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.
Series A, 7% 6/15/09 (FGIC Insured)    2,500  2,716
New York City Trust Cultural Resources Rev. (Museum of
Modern Art) Series One, 5% 1/1/00 (AMBAC Insured)  3,500  3,552
New York State Dorm. Auth. Rev.:
Rfdg. (Mental Health Svcs. Facs.) Series B, 6% 2/15/03  8,035  8,427
 Rfdg. (State Univ. Edl. Facs.):
 Series A:
  5.50% 5/15/07    4,660  4,747
   5.50% 5/15/13    7,500  7,434
  Series B, 5.25% 5/15/09    4,000  3,955
 (City Univ. Sys. Consolidated):
 Series C, 7.50% 7/1/10    3,000  3,578
  Series D:
  7% 7/1/09    2,000  2,285
   7% 7/1/09 (FGIC Insured)    3,780  4,423
  2nd Gen. Series A, 5.75% 7/1/09    4,370  4,485
New York State Envir. Facs. Corp. Poll. Cont. Rev. Rfdg.
(State Wtr. Revolving Fund - New York City Muni. Wtr.)
5.75% 6/15/11    2,500  2,628
New York State Local Gov't. Assistance Corp. Rfdg.:
Series C, 5.50% 4/1/17    2,500  2,516
 Series E:
 6% 4/1/14    5,250  5,624
  5.25% 4/1/16    8,425  8,225
New York State Med. Care Facs. Fin. Agcy. Rev.
(North Shore Univ. Hosp. Mtg. Proj.) Series A,
7.20% 11/1/20 (MBIA Insured)    2,000  2,180
New York State Thruway Auth. Svc. Contract Rev.
(Local Hwy. & Bridge):
 Series A, 6% 1/1/05 (MBIA Insured)    2,500  2,688
  6% 4/1/03    2,500  2,613
  7.25% 1/1/10 (Pre-Refunded to 1/1/01 @ 102)(e)  5,000  5,525
New York State Urban Dev. Corp. Rev. Rfdg. (Correctional
Cap. Facs.) Series A, 6.30% 1/1/03    6,000  6,390
Triborough Bridge & Tunnel Auth. Rev. (Convention Ctr.
Proj.) Series E, 7.25% 1/1/10    7,325  8,405
  158,821
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL AMOUNT VALUE (NOTE 1)
  (000S) (000S)
NORTH CAROLINA - 2.5%
Harnett County Ctfs. of Prtn.:
7.50% 12/1/03 (AMBAC Insured)   $ 2,640 $ 3,053
 7.50% 12/1/04 (AMBAC Insured)    2,865  3,352
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Rfdg.:
Series A, 5.20% 1/1/01    10,000  10,050
 Series B:
 7.25% 1/1/07    2,375  2,666
  7% 1/1/08    3,650  4,033
  23,154
OHIO - 2.2%
Cleveland Wtrwks. Rev. Rfdg. 1st Mtg. Series G,
5.50% 1/1/13 (MBIA Insured)    1,750  1,785
Ohio Bldg. Auth. Facs. (Administration Bldg. Fund)
Series A, 6% 10/1/06    1,750  1,883
Ohio Bldg. Auth. Workers Compensation
(W. Green Bldg. A) 4.75% 4/1/14    6,500  5,899
Ohio Wtr. Dev. Auth. Poll. Cont. Facs. Rev.:
Rfdg. (Buckeye Pwr. Inc. Proj.) 7.80% 11/1/14
 (AMBAC Insured)    2,865  3,391
 (Wtr. Cont. Loan Fund) 6.50% 6/1/03 (MBIA Insured)  2,940  3,219
Ohio Wtr. Dev. Auth. Rev. Fresh Wtr. Series:
6.25% 6/1/02 (AMBAC Insured)    1,860  2,000
 6.25% 6/1/03 (AMBAC Insured)    1,975  2,138
  20,315
OREGON - 0.6%
Multnomah County School Dist. #3 (Park Rose):
7% 12/1/03 (FGIC Insured)    2,325  2,639
 7% 12/1/04 (FGIC Insured)    2,540  2,911
  5,550
PENNSYLVANIA - 2.8%
Delaware County Auth. Hosp. Rev. (Crozer-Chester)
6% 12/15/20    3,000  2,962
Delaware County Ind. Dev. Auth. Rev. Rfdg.
(Resource Recovery Facs.) Series A, 6.10% 7/1/13   3,800  3,871
Pennsylvania Hsg. Fin. Agcy. Rev. Rfdg. (Single Family Mtg.)
Series 54A, 5.375% 10/1/28 (d)    1,000  1,009
Philadelphia Hosp. & Higher Ed. Facs. Auth. Hosp. Rev.:
Rfdg. (Pennsylvania Hosp.):
 5.05% 7/1/98    1,200  1,207
  5.35% 7/1/99    1,335  1,350
 (Graduate Health Sys. Oblig. Group) Series A&B,
 7% 7/1/05    7,670  8,121
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL AMOUNT VALUE (NOTE 1)
  (000S) (000S)
PENNSYLVANIA - CONTINUED
Philadelphia Wtr. & Wastewtr. Rev.:
6.25% 8/1/09 (MBIA Insured)   $ 2,000 $ 2,207
 6.25% 8/1/10 (MBIA Insured)    2,000  2,200
Pittsburgh Gen. Oblig. Series B, 6.25% 9/1/16
(MBIA Insured)    3,000  3,173
  26,100
SOUTH CAROLINA - 1.1%
Charlston County Gen. Oblig. 6% 6/1/13    2,500  2,653
South Carolina Pub. Svc. Auth. Rev. Rfdg. Series A:
6.25% 2/1/06 (MBIA Insured)    2,000  2,185
 5.75% 1/1/10 (MBIA Insured)    4,705  4,893
  9,731
TENNESSEE - 1.8%
Knox County Health Edl. & Hsg. Facs. Auth. Sanders Alliance
Hosp. Facs. Rev. Series C, 7.25% 1/1/10 (MBIA Insured) 2,660 3,149 Memphis-Shelby County Arpt. Auth. Arpt. Rev. Rfdg.
Series A (d)(g):
 6% 2/15/05 (MBIA Insured)     1,000  1,059
  6.25% 2/15/09 (MBIA Insured)     1,500  1,614
  6.25% 2/15/10 (MBIA Insured)     1,000  1,076
Tennessee Gen. Oblig. Rfdg. Series A, 6% 5/1/03    8,640  9,288
  16,186
TEXAS - 11.0%
Austin Independent School Dist. Rfdg.:
(Cap. Appreciation) 0% 8/1/02 (PSF Guaranteed)   3,900  3,066
 7% 8/1/06 (PSF Guaranteed)    3,430  3,975
Birdville Independent School Dist. Rfdg. (Cap. Appreciation)
0% 2/15/11 (PSF Guaranteed)    8,665  4,192
Corpus Christi Hsg. Fin. Corp. Single Family Mtg. Rev.
(Lomas & Nettleton Co.) Series A, 13.375% 6/1/13   15  16
Dallas Fort Worth Reg'l. Arpt. Rev. Rfdg. Series A,
7.375% 11/1/12 (FGIC Insured)    1,000  1,150
Dallas Gen. Oblig. 4.50% 2/15/14    2,500  2,275
Harris County Hosp. Dist. Mtg. Rev. Rfdg. 7.40% 2/15/10
(AMBAC Insured)    3,000  3,521
Harris County Toll Road Sub-Lien Rev.:
Rfdg. (Cap. Appreciation):
 0% 8/1/06    4,245  2,690
  0% 8/1/08    8,005  4,523
 Series A, 7% 8/15/09    2,000  2,353
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL AMOUNT VALUE (NOTE 1)
  (000S) (000S)
TEXAS - CONTINUED
Houston Gen. Oblig. Rfdg. Series C, 5.75% 4/1/12  $ 5,000 $ 5,131
Hurst Euless Bedford Independent School Dist. Rfdg.
(Cap. Appreciation):
 0% 8/15/11 (PSF Guaranteed)    3,620  1,706
  0% 8/15/12 (PSF Guaranteed)    5,105  2,265
  0% 8/15/13 (PSF Guaranteed)    3,610  1,498
Midlothian Independent School Dist. Rfdg. (Cap.
Appreciation) 0% 2/15/09 (PSF Guaranteed)    1,970  1,074
Round Rock Independent School Dist. Rfdg. Unltd. Tax
(Cap. Appreciation) 0% 2/15/08 (PSF Guaranteed)   9,800  5,684
San Antonio Elec. & Gas Rev.:
Rfdg. (Cap. Appreciation):
 Series 1991 B 0% 2/1/05 (FGIC Insured)    12,285  8,415
  Series B, 0% 2/1/07 (FGIC Insured)    10,000  6,138
 Rfdg. 6% 2/1/04    6,000  6,413
 Series 95, 6.375% 2/1/06    5,000  5,525
San Antonio Wtr. Rev. Rfdg. 6.5% 5/15/10 (MBIA Insured) 3,000 3,229 Spring Branch Independent School Dist. Rev. Rfdg.
6.50% 2/1/04 (PSF Guaranteed)    5,000  5,512
Texas A & M Univ. Perm. Univ. Fund Rfdg. 5.60% 7/1/05  3,000  3,176
Texas College Student Loan Gen. Oblig. 5.80% 8/1/05 (d)  3,000  3,120
Texas Muni. Pwr. Agcy. Rev. Rfdg. (Cap. Appreciation)
0% 9/1/04 (AMBAC Insured)    4,900  3,448
Texas Pub. Fin. Auth. Series A, 5% 10/1/14    5,000  4,781
Texas Wtr. Dev. Board Rev. (State Revolving Fund Sr. Lien)
6% 7/15/03    6,150  6,604
  101,480
UTAH - 4.1%
Intermountain Pwr. Agcy. Pwr. Supply Sys. Rev.:
Rfdg.:
  Series A:
  6.50% 7/1/10 (AMBAC Insured)    1,635  1,831
   6% 7/1/16 (AMBAC Insured)    10,345  10,733
  Series D, 5% 7/1/21 (MBIA Insured)    2,500  2,303
 Spl. Oblig. Sixth Series B:
 6.50% 7/1/04 (MBIA Insured)    3,000  3,296
  6.50% 7/1/10 (MBIA Insured)    2,800  3,136
  6% 7/1/16 (MBIA Insured)    10,000  10,363
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL AMOUNT VALUE (NOTE 1)
  (000S) (000S)
UTAH - CONTINUED
Jordan County School Dist. 7.625% 6/15/05   $ 2,000 $ 2,367
Salt Lake City Hosp. Rev. (Intermountain Health Care
Hosp., Inc.) Series A, 8.125% 5/15/15
(Escrowed to Maturity)(e)    2,975  3,548
  37,577
VIRGINIA - 3.0%
Hampton Museum Rev. Rfdg.:
5.25% 1/1/09    3,825  3,744
 5.25% 1/1/14    4,500  4,241
Henrico County Pub. Facs. Lease Rev. (Henrico County
Reg'l. Jail Proj.):
 7.50% 8/1/04    2,455  2,854
  7.50% 8/1/05    2,590  3,046
Upper Occoquan Swr. Auth. Reg'l. Swr. Rev. Series A,
4.75% 7/1/29 (MBIA Insured)    10,050  8,756
Virginia Pub. School Auth. School Fing. Series A, 6% 8/1/05  4,255  4,617
  27,258
WASHINGTON - 1.4%
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev.
5.40% 7/1/12    10,000  9,725
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev.
Compound Interest Rfdg. Series B, 0% 7/1/06
(MBIA Insured)    5,000  3,169
  12,894
WISCONSIN - 2.6%
Wisconsin Gen. Oblig. Series A, 7% 5/1/05    12,890  14,727
Wisconsin Health & Edl. Facs. Auth. Rev.:
Rfdg. (Felician Care, Inc.) Series A, 7% 1/1/15
 (AMBAC Insured)    2,000  2,125
 (St. Lukes Med. Ctr. Proj.) 7.10% 8/15/11 (MBIA Insured)  4,000  4,400
Wisconsin Hsg. & Econ. Dev. Auth. Home Ownership Rev.
Rfdg. Series F, 5.20% 9/1/26 (d)    2,500  2,503
  23,755
PUERTO RICO - 0.2%
Puerto Rico Commonwealth Infrastructure Fing. Auth.
Spl. Tax Series 1988 A, 7.75% 7/1/08    2,000  2,101
TOTAL MUNICIPAL BONDS
(Cost $856,897)   899,051
MUNICIPAL NOTES (C) - 0.7%
  PRINCIPAL AMOUNT VALUE (NOTE 1)
  (000S) (000S)
ILLINOIS - 0.5%
Chicago Gen. Oblig. Notes Series 1997, 3.65%, tender
2/5/98, LOC Morgan Guaranty Trust Co.   $ 2,300 $ 2,298
Illinois Dev. Fin. Auth. Multi-Family Hsg. Rev. Rfdg.
(Garden Glen Apts.) Series 93, 4.50%, VRDN    2,300  2,300
  4,598
TEXAS - 0.2%
Texas Gen. Oblig. TRAN Series 1996, 4.75% 8/29/97   2,000  2,003
TOTAL MUNICIPAL NOTES
(Cost $6,602)   6,601
CASH EQUIVALENTS - 1.8%
  SHARES
Municipal Central Cash Fund (a)(b)
(Cost $16,797)    16,797,000  16,797
TOTAL INVESTMENTS IN SECURITIES - 100%
(Cost $880,296)  $ 922,449
FUTURES CONTRACTS
 AMOUNTS IN THOUSANDS  EXPIRATION UNDERLYING FACE UNREALIZED
   DATE AMOUNT AT VALUE GAIN/(LOSS)
PURCHASED
53 U.S. Treasury Bond Futures Contracts   Sept. 1997 $ 5,886 $ (54)
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 0.6%
SECURITY TYPE ABBREVIATIONS
TRAN - Tax and Revenue Anticipation Notes
VRDN - Variable Rate Demand Notes
LEGEND
9. At the period end, the seven-day yield of the Municipal Central Cash Fund was 4.17% The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
10. Information in this report regarding holdings by state and security types do not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.
11. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
12. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
13. Security collateralized by an amount sufficient to pay interest and principal.
14. A portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $298,000.
15. Security purchased on a delayed delivery or when-issued basis (see Note 2 of Notes to Financial Statements).
16. Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows:
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 74.9% AAA, AA, A 78.6%
Baa 17.8% BBB  16.8%
Ba 0.9% BB  0.0%
B 0.0% B  0.7%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The percentage not rated by both S&P and Moody's amounted to 1.5%.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation  40.2%
Electric Revenue  16.7
Water and Sewer   8.4
Health Care  7.5
Special Tax  6.1
Others (individually less than 5%)   21.1
TOTAL  100.0%
INCOME TAX INFORMATION
At June 30, 1997, the aggregate cost of investment securities for income tax purposes was $880,456,000. Net unrealized appreciation aggregated $41,993,000, of which $42,882,000 related to appreciated investment securities and $889,000 related to depreciated investment securities.
At December 31, 1996, the fund had a capital loss carryforward of approximately $19,620,000 all of which will expire on December 31, 2003. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) JUNE 30, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (cost $880,296) -                                  $ 922,449
See accompanying schedule

Interest receivable                                                                    16,270

Other receivables                                                                      11

Prepaid expenses                                                                       15

 TOTAL ASSETS                                                                          938,745

LIABILITIES

Payable for investments purchased                                           $ 6,940
 Delayed delivery

Payable for fund shares redeemed                                             7

Distributions payable                                                        1,318

Accrued management fee                                                       291

Payable for daily variation on futures contracts                             30

Other payables and accrued expenses                                          174

 TOTAL LIABILITIES                                                                     8,760

NET ASSETS                                                                            $ 929,985

Net Assets consist of:

Paid in capital                                                                       $ 905,399

Accumulated undistributed net realized gain (loss)                                     (17,513)
on investments

Net unrealized appreciation (depreciation) on                                          42,099
investments

NET ASSETS                                                                            $ 929,985


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) JUNE 30, 1997 (UNAUDITED)

CALCULATION OF MAXIMUM OFFERING PRICE                                              $8.24
CLASS A:
NET ASSET VALUE and redemption price per share
 ($509 (divided by) 61.80 shares)

Maximum offering price per share (100/95.75 of $8.24)                              $8.61

CLASS T:                                                                           $8.23
NET ASSET VALUE and redemption price per share
 ($2,694 (divided by) 327.46 shares)

Maximum offering price per share (100/96.50 of $8.23)                              $8.53

CLASS B:                                                                           $8.24
NET ASSET VALUE and offering price per share
 ($1,146 (divided by) 139 shares) A

INITIAL CLASS:                                                                     $8.24
NET ASSET VALUE, offering price and redemption price
 per share ($924,503 (divided by) 112,215 shares)

INSTITUTIONAL CLASS:                                                               $8.23
NET ASSET VALUE, offering price and redemption price
 per share ($1,133 (divided by) 137.60 shares)


A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INTEREST INCOME                                                             $ 25,550

EXPENSES

Management fee                                                    $ 1,831

Transfer agent fees                                                498

Distribution fees                                                  7

Accounting fees and expenses                                       176

Non-interested trustees' compensation                              3

Custodian fees and expenses                                        24

Registration fees                                                  115

Audit                                                              24

Legal                                                              6

Miscellaneous                                                      4

 Total expenses before reductions                                  2,688

 Expense reductions                                                (98)      2,590

NET INTEREST INCOME                                                          22,960

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                             4,470

 Futures contracts                                                 91        4,561

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                             430

 Futures contracts                                                 (116)     314

NET GAIN (LOSS)                                                              4,875

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                             $ 27,835
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                     SIX MONTHS      YEAR ENDED
                                                         ENDED           DECEMBER 31,
                                                         JUNE 30, 1997   1996
                                                         (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                               $ 22,960        $ 49,537
Net interest income

 Net realized gain (loss)                                 4,561           8,975

 Change in net unrealized appreciation (depreciation)     314             (21,297)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          27,835          37,215
FROM OPERATIONS

Distributions to shareholders                             (22,960)        (49,537)
From net interest income

 In excess of net investment income                       -               (130)

 TOTAL DISTRIBUTIONS                                      (22,960)        (49,667)

Share transactions - net increase (decrease)              (27,697)        (116,656)

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 (22,822)        (129,108)

NET ASSETS

 Beginning of period                                      952,807         1,081,915

 End of period                                           $ 929,985       $ 952,807


FINANCIAL HIGHLIGHTS - CLASS A
      PERIOD ENDED
      JUNE 30, 1997 E

      (UNAUDITED)

SELECTED PER-SHARE DATA

Net asset value, beginning of period                  $ 8.200

Income from Investment Operations

 Net interest income                                   .123

 Net realized and unrealized gain (loss)               .040

 Total from investment operations                      .163

Less Distributions

 From net interest income                              (.123)

Net asset value, end of period                        $ 8.240

TOTAL RETURN B, C                                      1.76%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 509

Ratio of expenses to average net assets                .90% A,
                                                       D

Ratio of net interest income to average net assets     4.57% A

Portfolio turnover rate                                34% A

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO JUNE 30, 1997.
FINANCIAL HIGHLIGHTS - CLASS T

                                                        SIX MONTHS      YEAR ENDED
                                                        ENDED           DECEMBER 31,
                                                        JUNE 30, 1997
                                                        (UNAUDITED)     1996 F

SELECTED PER-SHARE DATA

Net asset value, beginning of period                     $ 8.190       $ 7.990

Income from Investment Operations

 Net interest income                                      .182          .185

 Net realized and unrealized gain (loss)                  .040          .200 G

 Total from investment operations                         .222          .385

Less Distributions

 From net interest income                                 (.182)        (.185)

Net asset value, end of period                           $ 8.230       $ 8.190

TOTAL RETURN B, C                                         2.75%         4.86%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                  $ 2,694       $ 3,878

Ratio of expenses to average net assets                   1.00% A, D    1.00% A
                                                                       , D

Ratio of expenses to average net assets after expense     .92% A, E     1.00% A
reductions

Ratio of net interest income to average net assets        4.48% A       4.40% A

Portfolio turnover rate                                   34% A         35%

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FOR THE PERIOD JULY 1, 1996 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO DECEMBER 31, 1996.
G THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
FINANCIAL HIGHLIGHTS - CLASS B
      SIX MONTHS      YEAR ENDED
      ENDED           DECEMBER 31,
      JUNE 30, 1997

      (UNAUDITED)     1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of period                  $ 8.190       $ 7.990

Income from Investment Operations

 Net interest income                                   .158          .160

 Net realized and unrealized gain (loss)               .050          .200 F

 Total from investment operations                      .208          .360

Less Distributions

 From net interest income                              (.158)        (.160)

Net asset value, end of period                        $ 8.240       $ 8.190

TOTAL RETURN B, C                                      2.57%         4.54%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 1,146       $ 259

Ratio of expenses to average net assets                1.65% A, D    1.65% A,
                                                                     D

Ratio of net interest income to average net assets     3.91% A       3.91% A

Portfolio turnover rate                                34% A         35%

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FOR THE PERIOD JULY 1, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO DECEMBER 31, 1996.
F THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
FINANCIAL HIGHLIGHTS - INITIAL CLASS
      SIX MONTHS      YEARS ENDED DECEMBER 31,
      ENDED
      JUNE 30, 1997

      (UNAUDITED)     1996                       1995   1994   1993 C   1992


SELECTED PER-SHARE DATA

Net asset value,               $ 8.190     $ 8.270     $ 7.370       $ 8.690       $ 8.500       $ 8.470
beginning of period

Income from
Investment
Operations

 Net interest income            .200        .405        .408          .455          .487          .519

 Net realized                   .050        (.079)      .904          (1.180)       .600          .210
 and unrealized
 gain (loss)

 Total from                     .250        .326        1.312         (.725)        1.087         .729
investment
operations

Less Distributions

 From net interest              (.200)      (.405)      (.408)        (.455)        (.487)        (.519)
 income

 In excess of net               -           (.001)      -             -             -             -
 interest income

 From net                       -           -           -             (.010)        (.410)        (.180)
 realized gain

 In excess of net               -           -           (.004)        (.130)        -             -
 realized gain

 Total distributions            (.200)      (.406)      (.412)        (.595)        (.897)        (.699)

Net asset value,               $ 8.240     $ 8.190     $ 8.270       $ 7.370       $ 8.690       $ 8.500
end of period

TOTAL RETURN B                  3.10%       4.12%       18.15%        (8.49)        13.17%        8.93%
                                                                     %

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of             $ 924,503   $ 947,824   $ 1,081,915   $ 1,005,309   $ 1,261,650   $ 1,191,653
period (000 omitted)

Ratio of expenses to            .56% A      .56%        .57%          .53%          .49%          .49%
average net assets

Ratio of net interest           4.95% A     5.00%       5.14%         5.68%         5.51%         6.11%
income to average
net assets

Portfolio turnover              34% A       35%         72%           95%           74%           53%
rate


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C EFFECTIVE JANUARY 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INTEREST INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      SIX MONTHS      YEAR ENDED
      ENDED           DECEMBER 31,
      JUNE 30, 1997

      (UNAUDITED)     1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of period                  $ 8.190      $ 7.990

Income from Investment Operations

 Net interest income                                   .192         .196

 Net realized and unrealized gain (loss)               .040         .200 F

 Total from investment operations                      .232         .396

Less Distributions

 From net interest income                              (.192)       (.196)

Net asset value, end of period                        $ 8.230      $ 8.190

TOTAL RETURN B, C                                      2.88%        5.00%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 1,133      $ 846

Ratio of expenses to average net assets                .75% A, D    .75% A,
                                                                    D

Ratio of net interest income to average net assets     4.77% A      4.88% A

Portfolio turnover rate                                34% A        35%

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FOR THE PERIOD JULY 1, 1996 (COMMENCEMENT OF SALE OF INSTITIONAL CLASS SHARES) TO DECEMBER 31, 1996.
F THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
NOTES TO FINANCIAL STATEMENTS
For the period ended June 30, 1997 (Unaudited)




9. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Municipal Bond Fund (the fund) is a fund of Fidelity Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Initial Class and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of a new Class A of shares on March 3, 1997. Interest income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class A and shares of Class A for distribution under federal and state securities law. These expenses are borne by Class A and amortized over one year. DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, futures and options transactions, market discount and losses deferred due to wash sales, and futures and options. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may effect the per-share allocation between net interest income and realized and unrealized gain (loss). Accumulated undistributed net realized gain
(loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
10. OPERATING POLICIES.
MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund may invest in the Municipal Central Cash Fund (the Cash Fund) managed by FMR Texas, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income in the accompanying financial statements.
2. OPERATING POLICIES - CONTINUED
WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of when-issued securities having the same settlement date and broker are offset. When-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the statement of assets and liabilities under the caption "Delayed delivery." Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
11. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $156,185,000 and $192,900,000, respectively.
The market value of futures contracts opened and closed during the period amounted to $52,766,000 and $66,703,000, respectively.
12. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of
 .40% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation
(FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .15%

CLASS T     .25%

CLASS B     .90%*

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO   DEALERS'
           FDC       PORTION

CLASS A    $ $       $ $
           135       135

CLASS T
           4,000     4,000

CLASS B
           3,000     1,000

           $ $       $ $
           7,135     5,135

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 4.25% and 3.50% for selling Class A and Class T shares of the fund, respectively, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within six years of purchase (five years prior to January 2, 1997). The Class B charge is based on declining rates which range from 5% to 1% (4% to 1% prior to January 2, 1997) of the lesser of the
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. Effective August 1, 1997, Class A's maximum sales charge was increased to 4.75%.
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities, dealers, banks, and other financial institutions:
           PAID TO   DEALERS'
           FDC       PORTION

CLASS A    $ $       $ $
           7,000     0

CLASS T
           8,000     3,000

CLASS B
           0         0*

           $ $       $ $
           15,000    3,000

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH WHICH
  THE SALES ARE MADE.
TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, Class B, Initial Class, and Institutional Class shares. UMB has entered into sub-arrangements with Fidelity Service Company, Inc. (FSC) with respect to the Initial Class and Fidelity Investments Institutional Operations Company, Inc. (FIIOC) with respect to Class A, Class T, Class B, and Institutional Class to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC, affiliates of FMR, receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC and FSC by UMB, which is reimbursed by each class for such payments. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports. For the period, each class paid the following transfer agent fees:
                        TRANSFER   AMOUNT    % OF
                        AGENT                AVERAGE
                                             NET ASSETS

CLASS A                 UMB        $ $       .39% *
                                   351

CLASS T                 UMB                  .19% *
                                   3,000

CLASS B                 UMB                  .35% *
                                   1,000

INITIAL CLASS           UMB                  .11% *
                                   493,000

INSTITUTIONAL CLASS     UMB                  .26% *
                                   1,000

                                   $ $
                                   498,351

* ANNUALIZED
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT AND ACCOUNTING FEES - CONTINUED
UMB also has a sub-contract with FSC, under which FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
13. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each class:
                       FMR           REIMBURSEME
                       EXPENSE       NT
                       LIMITATIONS

CLASS A                .90%          $ $
                                     7,000

CLASS T                1.00%
                                     27,000

CLASS B                1.65%
                                     29,000

INSTITUTIONAL CLASS    .75%
                                     32,000

                                     $ $
                                     95,000

In addition, the fund has entered into arrangements with its custodian and each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $1,000 under the custodian arrangement, and each applicable class' expenses were reduced as follows under the transfer agent arrangements:
                 TRANSFER
                 AGENT
                 INTEREST
                 CREDITS

CLASS T          $ $
                 1,000

INITIAL CLASS    $
                 1,000

                 $ $
                 2,000

14. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:


                                      SIX MONTHS    YEAR ENDED
                                      ENDED         DECEMBER 31,
                                      JUNE 30,      1996 B
                                      1997 A

CLASS A

From net investment income            $ $           $ $
                                      4,000         -

CLASS T

From net investment income            $ $           $ $
                                      77,000        50,000

CLASS B

From net investment income            $ $           $ $
                                      12,000        4,000

INITIAL CLASS

From net investment income            $ $           $ $
                                      22,839,000    49,472,000

In excess of net investment income
                                      -             130,000

Total                                 $ $           $ $
                                      22,839,000    49,602,000

INSTITUTIONAL CLASS

From net investment income            $ $           $ $
                                      28,000        11,000

                                      $ $           $ $
                                      22,960,000    49,667,000

A DISTRIBUTIONS FOR CLASS A ARE FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO JUNE 30, 1997.
B DISTRIBUTIONS FOR CLASS T, CLASS B AND INSTITUTIONAL CLASS ARE FOR THE PERIOD JULY 1, 1996 (COMMENCEMENT OF SALE OF SHARES) TO DECEMBER 31, 1996.
15. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                          DOLLARS

                                 SIX MONTHS       YEAR ENDED     SIX MONTHS       YEAR ENDED
                                 ENDED JUNE 30,   DECEMBER 31,   ENDED JUNE 30,   DECEMBER 31,

AMOUNTS IN THOUSANDS             1997 A           1996 B         1997 A           1996 B



CLASS A                                                          $ $              $ $
Shares sold                      62               -              503              -

Net increase (decrease)           62               -             $ $              $ $
                                                                 503              -

CLASS T                                                          $ $              $ $
Shares sold                      204              489            1,671            3,951

Reinvestment of distributions
                                 8                6              65               49

Shares redeemed
                                 (358)            (22)           (2,908)          (176)

Net increase (decrease)           (146)            473           $ $              $ $
                                                                 (1,172)          3,824

CLASS B                                                          $ $              $ $
Shares sold                      106              31             868              250

Reinvestment of distributions
                                 1                1              9                4

Net increase (decrease)           107              32            $ $              $ $
                                                                 877              254

INITIAL CLASS                                                    $ $              $ $
Shares sold                      2,919            10,284         23,846           83,373

Reinvestment of distributions
                                 1,806            3,995          14,732           32,369

Shares redeemed
                                 (8,195)          (29,410)       (66,766)         (237,309)

Net increase (decrease)           (3,470)          (15,131)      $ $              $ $
                                                                 (28,188)         (121,567)

INSTITUTIONAL CLASS                                              $ $              $ $
Shares sold                      110              109            903              882

Reinvestment of distributions
                                 -                1              -                5

Shares redeemed
                                 (76)             (7)            (620)            (54)

Net increase (decrease)           34               103           $ $              $ $
                                                                 283              833


A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD MARCH 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO JUNE 30, 1997.
B SHARE TRANSACTIONS FOR CLASS T, CLASS B, INSTITUTIONAL CLASS ARE FOR THE PERIOD JULY 1, 1996 (COMMENCEMENT OF SALE OF SHARES) TO
 DECEMBER 31, 1996.
16. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ $
                       7,000

CLASS T
                       29,000

CLASS B
                       29,000

INITIAL CLASS
                       18,000

INSTITUTIONAL CLASS
                       32,000

                       $ $
                       115,000






INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Thomas D. Maher, Assistant Vice President
George A. Fischer, Vice President
Arthur S. Loring, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor TechnoQuant(trademark)
Growth Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)

(2_FIDELITY_LOGOS)FIDELITY ADVISOR

MUNICIPAL BOND
FUND - INITIAL CLASS
SEMIANNUAL REPORT
JUNE 30, 1997
CONTENTS


PRESIDENT'S MESSAGE    3     Ned Johnson on investing
                             strategies.

PERFORMANCE            4     How the fund has done over time.

FUND TALK              7     The manager's review of fund
                             performance, strategy and outlook.

INVESTMENT CHANGES     10    A summary of major shifts in the
                             fund's investments over the past six
                             months.

INVESTMENTS            11    A complete list of the fund's
                             investments with their market
                             values.

FINANCIAL STATEMENTS   24    Statements of assets and liabilities,
                             operations, and changes in net
                             assets,
                             as well as financial highlights.

NOTES                  33    Notes to the financial statements.




THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED
FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY
AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE
YOU INVEST OR
SEND MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Through the first six months of 1997, stock and bond markets experienced the kind of short-term volatility that can affect them periodically. The stock market rebounded strongly from its early spring correction to continue on its record-setting pace, as seen by the roughly 20% year-to-date gain by the Standard & Poor's 500 Index. The bond market posted moderate returns over the first half of the year, as positive news on the inflation front helped soften the effects of a hike in short-term interest rates by the Federal Reserve Board in late March.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government. Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR MUNICIPAL BOND FUND - INITIAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JUNE 30, 1997       PAST 6   PAST 1   PAST 5   PAST 10
                                  MONTHS   YEAR     YEARS    YEARS

Advisor Municipal Bond Fund -     3.10%    8.22%    37.25%   113.65%
 Initial Class

Lehman Brothers Municipal Bond    3.20%    8.26%    40.90%   119.37%
Index

General Municipal Debt Funds      2.95%    7.81%    37.10%   111.62%
Average

CUMULATIVE TOTAL RETURNS show Initial Class performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Initial Class returns to the performance of the Lehman Brothers Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year. To measure how Initial Class' performance stacked up against its peers, you can compare it to the general municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 238 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JUNE 30, 1997            PAST 1   PAST 5   PAST 10
                                       YEAR     YEARS    YEARS

Advisor Municipal Bond Fund -          8.22%    6.54%    7.89%
 Initial Class

Lehman Brothers Municipal Bond Index   8.26%    7.10%    8.17%

General Municipal Debt Funds Average   7.81%    6.51%    7.76%

AVERAGE ANNUAL TOTAL RETURNS take Initial Class' cumulative return and show you what would have happened if Initial Class had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking the arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
  1987/06/30      10000.00                    10000.00
  1987/07/31      10122.11                    10102.00
  1987/08/31      10168.98                    10124.73
  1987/09/30       9644.27                     9751.43
  1987/10/31       9732.29                     9785.95
  1987/11/30       9949.26                    10041.46
  1987/12/31      10143.01                    10187.16
  1988/01/31      10658.03                    10550.03
  1988/02/29      10759.49                    10661.54
  1988/03/31      10499.13                    10537.87
  1988/04/30      10534.99                    10617.96
  1988/05/31      10571.25                    10587.27
  1988/06/30      10771.48                    10742.16
  1988/07/31      10849.22                    10812.20
  1988/08/31      10873.13                    10821.72
  1988/09/30      11091.88                    11017.59
  1988/10/31      11340.79                    11211.50
  1988/11/30      11209.62                    11108.80
  1988/12/31      11390.93                    11222.45
  1989/01/31      11557.73                    11454.53
  1989/02/28      11438.23                    11323.83
  1989/03/31      11434.26                    11296.77
  1989/04/30      11764.23                    11564.95
  1989/05/31      11994.10                    11805.16
  1989/06/30      12165.25                    11965.47
  1989/07/31      12278.61                    12128.32
  1989/08/31      12169.08                    12009.58
  1989/09/30      12121.69                    11973.79
  1989/10/31      12264.75                    12120.23
  1989/11/30      12424.47                    12332.34
  1989/12/31      12480.35                    12433.22
  1990/01/31      12409.48                    12374.41
  1990/02/28      12524.34                    12484.54
  1990/03/31      12535.34                    12488.29
  1990/04/30      12370.42                    12397.87
  1990/05/31      12708.49                    12668.52
  1990/06/30      12842.41                    12779.87
  1990/07/31      13040.33                    12967.74
  1990/08/31      12792.99                    12779.44
  1990/09/30      12866.20                    12786.73
  1990/10/31      13019.60                    13018.68
  1990/11/30      13268.62                    13280.49
  1990/12/31      13342.79                    13338.26
  1991/01/31      13498.21                    13517.26
  1991/02/28      13568.64                    13634.86
  1991/03/31      13592.55                    13639.76
  1991/04/30      13782.44                    13821.17
  1991/05/31      13888.44                    13944.04
  1991/06/30      13894.29                    13930.24
  1991/07/31      14087.15                    14099.91
  1991/08/31      14264.94                    14285.60
  1991/09/30      14426.50                    14471.60
  1991/10/31      14570.62                    14601.85
  1991/11/30      14610.18                    14642.59
  1991/12/31      14932.13                    14956.82
  1992/01/31      14938.89                    14990.92
  1992/02/29      14961.09                    14995.71
  1992/03/31      14953.84                    15001.26
  1992/04/30      15103.32                    15134.77
  1992/05/31      15291.24                    15312.91
  1992/06/30      15565.85                    15569.86
  1992/07/31      16044.09                    16036.65
  1992/08/31      15812.94                    15880.29
  1992/09/30      15908.56                    15984.15
  1992/10/31      15583.24                    15827.02
  1992/11/30      16050.25                    16110.48
  1992/12/31      16265.40                    16274.97
  1993/01/31      16481.01                    16464.25
  1993/02/28      17151.99                    17059.76
  1993/03/31      16921.77                    16879.44
  1993/04/30      17116.81                    17049.75
  1993/05/31      17218.31                    17145.57
  1993/06/30      17532.41                    17431.73
  1993/07/31      17496.11                    17454.57
  1993/08/31      17955.83                    17817.97
  1993/09/30      18175.70                    18020.92
  1993/10/31      18176.88                    18055.70
  1993/11/30      17954.38                    17896.63
  1993/12/31      18407.74                    18274.43
  1994/01/31      18637.91                    18483.12
  1994/02/28      18074.79                    18004.41
  1994/03/31      17153.80                    17271.27
  1994/04/30      17234.26                    17417.73
  1994/05/31      17404.71                    17568.74
  1994/06/30      17268.04                    17461.40
  1994/07/31      17634.78                    17781.46
  1994/08/31      17674.62                    17842.99
  1994/09/30      17294.44                    17581.05
  1994/10/31      16849.95                    17268.81
  1994/11/30      16376.99                    16956.59
  1994/12/31      16844.98                    17329.81
  1995/01/31      17409.38                    17825.09
  1995/02/28      17989.59                    18343.45
  1995/03/31      18188.71                    18554.21
  1995/04/30      18176.56                    18576.11
  1995/05/31      18769.89                    19168.87
  1995/06/30      18590.38                    19002.10
  1995/07/31      18741.56                    19182.24
  1995/08/31      18986.70                    19425.47
  1995/09/30      19110.68                    19548.43
  1995/10/31      19379.34                    19832.67
  1995/11/30      19718.13                    20161.69
  1995/12/31      19902.79                    20355.45
  1996/01/31      20056.32                    20509.13
  1996/02/29      19917.56                    20370.69
  1996/03/31      19660.38                    20110.36
  1996/04/30      19572.28                    20053.44
  1996/05/31      19560.33                    20045.42
  1996/06/30      19741.76                    20263.72
  1996/07/31      19922.50                    20448.12
  1996/08/31      19903.47                    20443.21
  1996/09/30      20158.55                    20729.41
  1996/10/31      20421.50                    20963.86
  1996/11/30      20808.87                    21347.50
  1996/12/31      20722.16                    21257.84
  1997/01/31      20783.20                    21298.02
  1997/02/28      20962.58                    21493.54
  1997/03/31      20692.10                    21207.03
  1997/04/30      20828.99                    21384.53
  1997/05/31      21124.03                    21706.15
  1997/06/30      21364.90                    21937.32
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Municipal Bond Fund - Initial Class on June 30, 1987. As the chart shows, by June 30, 1997, the value of the investment would have grown to $21,365 - a 113.65% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $21,937 - a 119.37% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will
do tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
            SIX         YEARS ENDED DECEMBER 31,
            MONTHS
            ENDED
            JUNE 30,

            1997        1996                        1995   1994   1993   1992


Dividend return               2.49%   5.08%    5.88%    5.01%     5.83%    6.31%

Capital appreciation return   0.61%   -0.96%   12.27%   -13.50%    7.34%   2.62%

Total return                  3.10%   4.12%    18.15%   -8.49%    13.17%   8.93%


TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any.
DIVIDENDS AND YIELD

PERIODS ENDED JUNE 30, 1997              PAST 1        PAST 6         PAST 1
                                         MONTH         MONTHS         YEAR

Dividends per share                      3.33(cents)   20.01(cents)   40.35(cents)

Annualized dividend rate                 4.91%         4.95%          4.96%

30-day annualized yield                  4.62%         -              -

30-day annualized tax-equivalent yield   7.22%         -              -


DIVIDENDS per share show the income paid by the fund for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $8.25 over the past one month, $8.16 over the past six months and $8.13 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 36% federal tax bracket but does not reflect payment of the federal alternative minimum tax, if applicable.
FUND TALK: THE MANAGER'S OVERVIEW


An interview with George Fischer, Portfolio Manager of Fidelity Advisor Municipal Bond Fund
Q. GEORGE, HOW DID THE FUND PERFORM OVER THE PAST SIX MONTHS AND PAST YEAR?
A. For the six months that ended June 30, 1997, the fund's Initial Class shares had a total return of 3.10%. To get a sense of how the fund did relative to its peers, the general municipal debt funds average returned 2.95% for the same period, according to Lipper Analytical Services. The Lehman Brothers Municipal Bond Index, which tracks the types of securities in which the fund invests, had a six-month return of 3.20%. For the one-year period ending June 30, 1997, the fund's Initial Class shares had a total return of 8.22%. For the same period, the general municipal debt funds average returned 7.81%, according to Lipper, and the Lehman Brothers index returned 8.26%.
Q. HOW WOULD YOU CHARACTERIZE THE MUNICIPAL BOND MARKET OVER THE PAST SIX
MONTHS?
A. I'd characterize it as a somewhat choppy environment. Evidence that the economy was growing at a much-quicker-than-expected pace sent Treasury bond yields higher and, correspondingly, their prices lower during much of the period. On the other hand, yields on municipal securities didn't react as negatively, and muni bond prices were more stable throughout the period. The divergence between Treasuries and municipals was greatest in the long-maturity end of the market. As an example, the yield on a 30-year Treasury rose 0.15%, while the yield on a 30-year Aaa-rated muni fell 0.15%. In the short-maturity end of the market, the yield on a five-year Treasury rose 0.20%, while the yield on a five-year Aaa-rated muni rose only 0.10%. Municipal prices were supported by the fact that there was a limited supply of municipals available while demand for them grew.
Q. WHICH OF THE FUND'S HOLDINGS HELPED PERFORMANCE? WHICH DETRACTED?
A. Bonds issued in New York and California were some of the fund's - and the municipal market's - best performers during the period. Both states enjoyed the benefits of having strengthening local economies, which translated into higher revenue collections and better fiscal health. As far as detractors go, I can't think of any specific bond that was a disappointment. However, a higher stake in California bonds might have helped the fund since they were among the market's best performers during the period.
Q. HOW WAS THE FUND STRUCTURED DURING THE PAST SIX MONTHS?
A. In terms of maturity, I kept the fund heavily weighted in bonds with maturities of between 10 and 15 years. There were a couple of reasons why I emphasized these intermediate-maturity bonds. First, the yield these bonds generate tends to be higher than the yield generated by owning a combination of long- and short-maturity bonds. What's more, long-term bonds tend to be callable, which means they can be redeemed by their issuer before maturity. Callable bonds tend to rise less in up markets and fall more in down markets. Intermediate-maturity bonds, on the other hand, typically aren't susceptible to being called.
Q. AT THE END OF THE PERIOD, ABOUT 75% OF THE FUND'S HOLDINGS WERE IN BONDS WITH CREDIT RATINGS OF A AND ABOVE AS JUDGED BY MOODY'S INVESTOR SERVICES. WHY DID YOU FOCUS ON THESE BONDS WHEN BAA-RATED BONDS OFFERED HIGHER YIELDS?
A. I didn't feel that Baa-rated bonds in general offered enough in the way of additional yield to compensate for their added risk. Credit ratings measure credit risk, meaning the risk that a municipal issuer will not repay its debt as promised. Typically, the higher level of credit risk a bond carries, the lower its credit rating and the higher its yield. But during the past six months, there was very little difference between the reward - or yield - offered by lower-quality bonds compared to higher-quality securities.
Q. WERE THERE ANY SIGNIFICANT CHANGES IN THE WAY THE FUND'S HOLDINGS WERE ALLOCATED AMONG SECTORS DURING THE PERIOD?
A. Not really. General obligation bonds (GOs) remained the fund's largest sector concentration. A GO is backed by the full faith and credit - which includes the taxing power - of a city, county, state or other issuer. A GO is repaid with general revenue such as taxes. General revenues are sensitive to both the economy and a municipality's fiscal health, both of which have been strong during the period in many of the areas the fund emphasized. In choosing GOs, I put an emphasis on staying diversified and not taking on very large positions in any one security.
Q. WHAT'S YOUR OUTLOOK FOR MUNICIPALS?
A. Until investors feel like they have a good handle on where the economy, interest rates and inflation are headed, the bond market is likely to remain choppy. The past six months have been a relatively good period compared to U.S. Treasuries and, by the end of the period, munis seemed fairly valued in relation to their taxable counterparts. I think that the municipal market will need to continue to experience strong demand and weak supply in order to continue outperforming Treasuries.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: seeks as high a
level of current income
that is free from federal
income tax, consistent with
preservation of capital by
investing primarily in
investment-grade municipal
securities under normal
conditions
START DATE: August 19, 1976
SIZE: as of June 30, 1997,
more than $929 million
MANAGER: George Fischer,
since 1995; joined Fidelity
in 1989
(checkmark)
GEORGE FISCHER ON THE
RELATIONSHIP BETWEEN BOND
PRICES AND BOND YIELDS:
"When choosing investments
for the fund, I consider a
bond's price, its coupon - or
income - and its yield. While
a bond's coupon - which is the
interest rate the issuer
promises to pay the holder until
maturity - remains constant,
its price changes practically
every day. In fact, it's not
uncommon for a municipal
bond's price to fluctuate as
much as 1% any given day.
When a bond's price fluctuates
- because of changes in
demand and supply, credit
quality or other factor - its
yield also changes.
"The relationship between a
bond's price and its yield can
be thought of as a seesaw:
yield up, price down; yield
down, price up. While a given
bond may look attractive
because it offers a high yield, I
also consider where future
yields will be since they
determine future prices and,
therefore, play into total
return."
INVESTMENT CHANGES


TOP FIVE STATES AS OF JUNE 30, 1997
             % OF        % OF FUND'S
             FUND'S      INVESTMENTS
             INVESTMEN   IN THESE STATES
             TS          6 MONTHS AGO

New York     17.2        16.4

Texas        11.2        9.7

California   9.3         10.0

Georgia      7.3         5.9

Illinois     6.3         6.8

TOP FIVE MARKET SECTORS AS OF JUNE 30, 1997
                     % OF FUND'S    % OF FUND'S
                     INVESTMENTS    INVESTMENTS
                                    IN THESE MARKET
                                    SECTORS
                                    6 MONTHS AGO

General Obligation   40.2           38.0

Electric Revenue     16.7           17.7

Water and Sewer      8.4            9.4

Health Care          7.5            7.9

Special Tax          6.1            7.2

AVERAGE YEARS TO MATURITY AS OF JUNE 30, 1997
               6 MONTHS AGO

Years   11.6   12.4

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF JUNE 30, 1997
              6 MONTHS AGO

Years   6.9   7.5

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF JUNE 30, 1997 AS OF DECEMBER 31, 1996
Aaa 52.9%
Aa, A 24.8%
Baa 17.4%
Ba, B 0.9%
Non-rated 1.5%
Short-term
investments 2.5%
Aaa 50.5%
Aa, A 27.9%
Baa 15.6%
Ba  0.8%
Non-rated 2.0%
Short-term
investments 3.2%
Row: 1, Col: 1, Value: 52.0
Row: 1, Col: 2, Value: 24.0
Row: 1, Col: 3, Value: 17.0
Row: 1, Col: 4, Value: 1.6
Row: 1, Col: 5, Value: 2.4
Row: 1, Col: 6, Value: 3.0
Row: 1, Col: 1, Value: 49.0
Row: 1, Col: 2, Value: 27.1
Row: 1, Col: 3, Value: 15.6
Row: 1, Col: 4, Value: 1.8
Row: 1, Col: 5, Value: 2.5
Row: 1, Col: 6, Value: 4.0
WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS.
INVESTMENTS JUNE 30, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


MUNICIPAL BONDS - 97.5%
  PRINCIPAL AMOUNT VALUE (NOTE 1)
  (000S) (000S)
ALABAMA - 0.4%
Cullman Med. Park South Med. Clinic Board Rev.
(Cullman Reg'l. Med. Ctr.) Series A, 6.50% 2/15/13  $ 4,000 $ 4,075
ARIZONA - 1.9%
Agriculture Impt. & Pwr. Dist. Elec. Sys. Rev. Rfdg.
(Salt River Proj.) Series B, 6.50% 1/1/04    6,515  7,175
Arizona Trans. Board Hwy. Rev. Sub-Series A,
6.25% 7/1/04    2,000  2,133
Maricopa County School Dist. #1 Phoenix Elementary Rfdg.
(Cap. Appreciation) Second Series, 0% 7/1/05
(MBIA Insured)    2,660  1,802
Maricopa County Unified School Dist. #69 Rfdg.
(Cap. Appreciation) 0% 7/1/07 (AMBAC Insured)   3,050  1,845
Tucson Gen. Oblig. Rfdg. 6.40% 7/1/06 (FGIC Insured)  4,230  4,748
  17,703
ARKANSAS - 0.4%
North Little Rock Elec. Rev. Rfdg. Series A, 6.15% 7/1/03
(MBIA Insured)    3,245  3,517
CALIFORNIA - 9.3%
California Gen. Oblig. 6.25% 10/1/19    10,500  11,314
California Hsg. Fin. Agcy. Rev. (Home Mtg.):
Series A, 5.70% 8/1/16 (MBIA Insured)    3,125  3,148
 Series B, 5.20% 8/1/26 (MBIA Insured)(d)    1,975  1,990
California Pub. Works Board Lease Rev.:
Rfdg. (Dept. Correction State Prisons) Series A,
 5% 12/1/19 (AMBAC Insured)    5,050  4,722
 (California Univ. Proj.) Series A, 5.50% 6/1/10    2,250  2,309
 (Dept. Correction State Prisons, Madera) Series E:
 6% 6/1/07    3,000  3,191
  5.50% 6/1/15    2,500  2,500
 (Franchise Tax Board-PH II) Series A, 6.25% 9/1/11   1,150  1,200
California Rural Home Mtg. Fin. Auth. Lease Rev. Series A,
4.45% 8/1/01 (MBIA Insured)    4,875  4,857
California Statewide Commty. Dev. Auth. Rev. Ctfs. of Prtn.
(Sisters of Charity Leavenworth) 5% 12/1/14    2,750  2,575
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (Wtr. Sys. Impt. Proj.)
7% 8/1/11 (MBIA Insured)    1,475  1,731
Chino Basin Reg'l. Fing. Auth. Rev. Rfdg. (Muni. Wtr. Dist.
Swr. Sys. Proj.) 7% 8/1/09 (AMBAC Insured)    2,245  2,638
East Bay Muni. Util. Dist. Wtr. Sys. Rev. Rfdg.
4.75% 6/1/21 (FGIC Insured)    3,000  2,644
Foothill/Eastern Trans. Corridor Agcy. Toll Rd. Rev.
(Sr. Lien) Series A, 0% 1/1/08 (h)    4,000  2,670
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL AMOUNT VALUE (NOTE 1)
  (000S) (000S)
CALIFORNIA - CONTINUED
Fresno Swr. Rev. Series A, 4.75% 9/1/26 (MBIA Insured) $ 7,055 $ 6,147 Modesto Irrigation Dist. Elec. Rev. Series A,
9.625% 1/1/11 (Escrowed to Maturity)(e)    4,390  5,669
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A:
3.75% 7/1/12    7,820  6,676
 3.75% 1/1/13    1,500  1,254
Santa Clara Redev. Agcy. Tax Allocation Rfdg. (Bayshore
North Proj.) 7% 7/1/10 (AMBAC Insured)    4,000  4,700
South Orange County Pub. Fin. Auth. Spl. Tax Rev.
(Foothill Area) Series C:
 7.50% 8/15/06 (FGIC Insured)    8,140  9,788
  7.50% 8/15/07 (FGIC Insured)    3,500  4,235
  85,958
COLORADO - 1.8%
Colorado Health Facs. Auth. Rev.:
Rfdg. (Rocky Mountain Adventist) 6.625% 2/1/13   10,000  10,375
 (PSL Health Sys. Proj.) Series A, 6.875% 2/15/23
 (Pre-Refunded to 2/15/03 @ 102)(e)    4,000  4,495
El Paso County School Dist. #20 Rfdg. (Cap. Appreciation)
Series A, 0% 6/15/08 (AMBAC Insured)    2,600  1,462
  16,332
CONNECTICUT - 0.8%
Connecticut Gen. Oblig. Series A, 7% 3/15/03    5,000  5,600
Connecticut Spl. Tax Oblig. Rev. (Trans. Infrastructure)
Series A, 6.50% 6/1/03    1,950  2,121
  7,721
DISTRICT OF COLUMBIA - 1.8%
District of Columbia Gen. Oblig.:
Rfdg. Series A:
 5.625% 6/1/02 (MBIA Insured)    1,500  1,554
  5.875% 6/1/05 (MBIA Insured)    3,000  3,142
  6% 6/1/11 (MBIA Insured)    1,000  1,045
 Series E, 5% 6/1/04 (FGIC Insured)    1,000  1,000
District of Columbia Redev. Land Agcy. Spl. Tax Rev.
(Washington D.C. Sports Arena):
 4.85% 11/1/97    850  850
  5.625% 11/1/10    5,810  5,701
District of Columbia Rev. Rfdg. (Georgetown Univ.)
Series A, 6% 4/1/18 (MBIA Insured)(g)    3,300  3,325
  16,617
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL AMOUNT VALUE (NOTE 1)
  (000S) (000S)
FLORIDA - 0.4%
Lakeland Elec. & Wtr. Rev. Rfdg. (Jr. Sub. Lien)
6.50% 10/1/04 (FGIC Insured)   $ 3,000 $ 3,330
GEORGIA - 7.3%
Atlanta Arpt. Facs. Rev. 6.25% 1/1/05 (AMBAC Insured) 16,820 18,292 Dalton City Util. Rev. Rfdg. Series 1997, 4% 1/1/98
(MBIA Insured)    1,000  1,001
Fulton County School Dist. Rfdg. 6.375% 5/1/14    2,500  2,813
Fulton County Wtr. & Swr. Rev. Rfdg.:
6.125% 1/1/05 (FGIC Insured)    4,000  4,325
 6.375% 1/1/14 (FGIC Insured)    4,500  5,029
Georgia Gen. Oblig.:
Series A, 6.25% 4/1/06    12,200  13,511
 Series B Impt. 7.20% 3/1/04    7,625  8,759
 Series D:
 6.80% 8/1/03    4,400  4,923
  7.25% 9/1/06    3,000  3,555
Georgia Muni. Elec. Auth. Pwr. Rev. Series B,
6.20% 1/1/10 (AMBAC Insured)    5,000  5,462
  67,670
ILLINOIS - 5.8%
Chicago Rfdg. Series A-2, 6.125% 1/1/12
(AMBAC Insured)    10,000  10,800
Chicago O'Hare Int'l. Arpt. Rev. Rfdg. (Gen. Arpt. Proj.)
(2nd Lien) Series A:
 6.375% 1/1/12 (MBIA Insured)    3,000  3,229
  6.375% 1/1/15 (MBIA Insured)    3,200  3,424
Chicago Park Dist. Rfdg. 6.25% 1/1/09 (FGIC Insured)   1,380  1,511
Chicago Wastewtr. Transmission Rev. Rfdg.
5.375% 1/1/13 (FGIC Insured)    9,430  9,394
Cook County Commty. College Dist. #508 Series C,
7.70% 12/1/07 (MBIA Insured)    3,000  3,690
Illinois Dedicated Tax Rev. (Civic Ctr.) Series A,
7% 12/15/13 (AMBAC Insured)    2,500  2,709
Illinois Reg'l. Trans. Auth.:
Series A, 8% 6/1/17 (AMBAC Insured)    3,000  3,915
 Series D:
 7.75% 6/1/04 (FGIC Insured)    1,115  1,303
  7.75% 6/1/05 (FGIC Insured)    2,405  2,841
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL AMOUNT VALUE (NOTE 1)
  (000S) (000S)
ILLINOIS - CONTINUED
Metropolitan Pier & Exposition Auth. Dedicated Tax Rev.
(McCormick Place Expansion Proj.):
 (Cap. Appreciation) Series A:
  0% 6/15/08 (FGIC Insured)   $ 3,890 $ 2,203
   0% 6/15/10 (FGIC Insured)    8,100  4,030
   0% 6/15/15 (FGIC Insured)    3,100  1,124
  Series A:
  6.50% 6/15/07 (FGIC Insured) (Pre-Refunded
     to 6/15/03 @ 102)(e)    2,925  3,247
   6.50% 6/15/07 (FGIC Insured)    75  82
  53,502
INDIANA - 0.6%
Indiana Bond Bank Rev. (State Revolving Fund Prog.)
Series A, 7% 2/1/05    1,500  1,682
Indianapolis Resource Recovery Rev. Rfdg. (Ogden Martin
Sys. Inc. Proj.) 6.75% 12/1/06 (AMBAC Insured)   3,000  3,394
  5,076
KANSAS - 0.2%
Kansas City Util. Sys. Rev. (Cap. Appreciation) 0% 3/1/09
(AMBAC Insured) (Escrowed to Maturity)(e)    3,975  2,136
LOUISIANA - 0.2%
New Orleans Rfdg. 6.50% 10/1/03 (AMBAC Insured)   1,500  1,650
MARYLAND - 1.2%
Baltimore Consolidated Pub. Impt. Series A,
7.25% 10/15/05 (FGIC Insured)    2,000  2,338
Maryland Health & Higher Edl. Facs. Auth. Rev. Rfdg.
(Good Samaritan Hosp.) 5.75% 7/1/13    2,600  2,668
Washington Metropolitan Area Trans. Auth. Gross Rev.
Rfdg. 6% 7/1/09 (FGIC Insured)    5,500  5,940
  10,946
MASSACHUSETTS - 4.4%
Massachusetts Bay Trans. Auth. Rfdg. (Gen. Trans. Sys.)
Series A, 6.25% 3/1/12    2,000  2,205
Massachusetts Gen. Oblig. Consolidated Loan:
Series A, 7.50% 6/1/04    3,270  3,785
 Series B, 4.875% 10/1/13    2,500  2,334
Massachusetts Gen. Oblig. Rfdg. Series A, 6% 7/1/05
(AMBAC Insured)    2,750  2,960
Massachusetts Health & Edl. Facs. Auth. Rev.:
(Blood Institute) Series A, 6.50% 2/1/22    4,790  4,862
 (New England Med. Ctr.) Series G, 5.375% 7/1/24
 (MBIA Insured)    800  774
 (Univ. Hosp.) Series C, 7.25% 7/1/19 (MBIA Insured)   3,500  3,811
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL AMOUNT VALUE (NOTE 1)
  (000S) (000S)
MASSACHUSETTS - CONTINUED
Massachusetts Ind. Fin. Agcy. Rev.:
Rfdg. (Harvard Commty. Health Plan) Series B,
 8.125% 10/1/17   $ 5,000 $ 5,312
 (Massachusetts Biomedical) (Cap. Appreciation)
 Series A-2, 0% 8/1/08    5,000  2,712
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys.
Rev.:
 Rfdg. Series B, 5% 7/1/12 (MBIA Insured)    2,715  2,576
  Series A, 6.75% 7/1/08 (MBIA Insured)    2,500  2,722
  Series B, 6.75% 7/1/08 (MBIA Insured)    5,995  6,527
  40,580
MICHIGAN - 4.5%
Lowell Area Schools (Cap. Appreciation) 0% 5/1/20
(FGIC Insured) (Pre-Refunded 5/1/05 @ 33.646)(e)   21,685  4,961
Michigan Hosp. Fin. Auth. Rev. Rfdg.:
(Detroit Med. Ctr. Oblig. Group) Series A,
 6.50% 8/15/18    5,000  5,206
 (Sisters of Mercy Health Corp.) 5.375% 8/15/14
 (MBIA Insured)    3,000  2,981
Michigan Hsg. Dev. Auth. Rental Hsg. Rev.:
Rfdg. Series B, 5.70% 4/1/12    3,750  3,778
 Series B, 7.50% 4/1/10    6,000  6,428
Michigan Muni. Auth. Rev. Rfdg. (Local Gov't. Loan Prog.):
7% 5/1/02 (AMBAC Insured)    2,425  2,677
 7% 11/1/02 (AMBAC Insured)    1,465  1,630
 7% 5/1/03 (AMBAC Insured)    2,700  3,017
 7% 11/1/03 (AMBAC Insured)    1,570  1,766
Michigan Pub. Pwr. Agcy. Rev. Rfdg. (Belle River Proj.)
Series B, 5% 1/1/19    5,750  5,261
Michigan Trunk Line Rev. (Cap. Appreciation) Series A,
0% 10/1/09 (AMBAC Insured)    8,010  4,195
  41,900
MINNESOTA - 1.7%
Minneapolis Gen. Oblig.:
Rfdg. (Sales Tax) 6.25% 4/1/07    1,500  1,612
 (Cap. Appreciation) Series B, 0% 12/01/04    1,800  1,269
Minnesota Gen. Oblig. Unltd. Tax 5.75% 8/1/05    3,315  3,543
Minnesota Hsg. Fin. Agcy. Single Family Mtg.:
Series I, 6.25% 1/1/15    1,915  1,968
 Series K, 6.40% 1/1/15    3,340  3,474
Northern Minnesota Muni. Pwr. Agcy. Elec. Sys. Rev. Rfdg.
Series A, 7.30% 1/1/01    4,000  4,235
  16,101
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL AMOUNT VALUE (NOTE 1)
  (000S) (000S)
MISSISSIPPI - 0.1%
Mississippi Home Corp. Single Family Rev. Rfdg.
Series 1990 A, 9.25% 3/1/12 (FGIC Insured)   $ 525 $ 564
MISSOURI - 1.0%
Kirkwood Ind. Dev. Auth. Health Care Corp. Rev.
(St. Joseph Hosp.) 7% 7/1/22 (Pre-Refunded to
7/1/02 @ 102)(e)    2,000  2,253
Missouri Higher Ed. Loan Auth. Student Loan Rev. (Sr. Lien)
Series A, 5.625% 2/15/01    4,000  4,100
Missouri Hsg. Dev. Commission Mtg. Rev. Series C,
5.50% 3/1/16 (d)    2,500  2,575
  8,928
NEVADA - 0.9%
Clark County Ind. Dev. Rev. Rfdg. (Nevada Pwr. Co. Proj. C)
7.20% 10/1/22 (AMBAC Insured)    7,000  7,822
NEW JERSEY - 2.1%
Middlesex County Poll. Cont. Auth. Rev. Rfdg. (Fing. Poll.)
(Amerada Hess Corp.) 7.875% 6/1/22    7,750  8,845
New Jersey Trans. Trust Fund Auth. Rfdg. (Trans. Sys.):
Series A, 6.50% 6/15/05 (AMBAC Insured)    6,500  7,215
 Series B, 6.50% 6/15/10 (MBIA Insured)    2,000  2,268
New Jersey Tpk. Auth. Tpk. Rev. Rfdg. 10.375% 1/1/03
(Escrowed to Maturity)(e)    1,200  1,420
  19,748
NEW MEXICO - 0.2%
Farmington Poll. Cont. Rev. Rfdg. (Pub. Svc. Co. of New
Mexico San Juan Proj.) 5.70% 12/1/16
(AMBAC Insured)    2,250  2,253
NEW YORK - 17.2%
Metropolitan Trans. Auth. Svc. Contract (Trans. Facs.)
Series 4, 7.75% 7/1/02    1,420  1,549
Nassau County Gen. Impt. Rfdg. Series A:
6.50% 5/1/04 (FGIC Insured)    7,425  8,195
 6.50% 5/1/05 (FGIC Insured)    4,490  4,984
 6.50% 5/1/06 (FGIC Insured)    4,000  4,470
New York City Gen. Oblig.
Rfdg.:
  Series A, 7% 8/1/04    4,375  4,823
  Series D:
  6.30% 8/15/01    7,450  7,832
   8% 2/1/05    2,550  2,977
 Series B, 7.50% 2/1/03 (f)    10,000  11,050
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL AMOUNT VALUE (NOTE 1)
  (000S) (000S)
NEW YORK - CONTINUED
New York City Gen. Oblig.  - continued
 Series G:
 5.40% 2/1/01   $ 6,000 $ 6,090
  5.60% 2/1/02    14,120  14,455
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.
Series A, 7% 6/15/09 (FGIC Insured)    2,500  2,716
New York City Trust Cultural Resources Rev. (Museum of
Modern Art) Series One, 5% 1/1/00 (AMBAC Insured)  3,500  3,552
New York State Dorm. Auth. Rev.:
Rfdg. (Mental Health Svcs. Facs.) Series B, 6% 2/15/03  8,035  8,427
 Rfdg. (State Univ. Edl. Facs.):
 Series A:
  5.50% 5/15/07    4,660  4,747
   5.50% 5/15/13    7,500  7,434
  Series B, 5.25% 5/15/09    4,000  3,955
 (City Univ. Sys. Consolidated):
 Series C, 7.50% 7/1/10    3,000  3,578
  Series D:
  7% 7/1/09    2,000  2,285
   7% 7/1/09 (FGIC Insured)    3,780  4,423
  2nd Gen. Series A, 5.75% 7/1/09    4,370  4,485
New York State Envir. Facs. Corp. Poll. Cont. Rev. Rfdg.
(State Wtr. Revolving Fund - New York City Muni. Wtr.)
5.75% 6/15/11    2,500  2,628
New York State Local Gov't. Assistance Corp. Rfdg.:
Series C, 5.50% 4/1/17    2,500  2,516
 Series E:
 6% 4/1/14    5,250  5,624
  5.25% 4/1/16    8,425  8,225
New York State Med. Care Facs. Fin. Agcy. Rev.
(North Shore Univ. Hosp. Mtg. Proj.) Series A,
7.20% 11/1/20 (MBIA Insured)    2,000  2,180
New York State Thruway Auth. Svc. Contract Rev.
(Local Hwy. & Bridge):
 Series A, 6% 1/1/05 (MBIA Insured)    2,500  2,688
  6% 4/1/03    2,500  2,613
  7.25% 1/1/10 (Pre-Refunded to 1/1/01 @ 102)(e)  5,000  5,525
New York State Urban Dev. Corp. Rev. Rfdg. (Correctional
Cap. Facs.) Series A, 6.30% 1/1/03    6,000  6,390
Triborough Bridge & Tunnel Auth. Rev. (Convention Ctr.
Proj.) Series E, 7.25% 1/1/10    7,325  8,405
  158,821
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL AMOUNT VALUE (NOTE 1)
  (000S) (000S)
NORTH CAROLINA - 2.5%
Harnett County Ctfs. of Prtn.:
7.50% 12/1/03 (AMBAC Insured)   $ 2,640 $ 3,053
 7.50% 12/1/04 (AMBAC Insured)    2,865  3,352
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Rfdg.:
Series A, 5.20% 1/1/01    10,000  10,050
 Series B:
 7.25% 1/1/07    2,375  2,666
  7% 1/1/08    3,650  4,033
  23,154
OHIO - 2.2%
Cleveland Wtrwks. Rev. Rfdg. 1st Mtg. Series G,
5.50% 1/1/13 (MBIA Insured)    1,750  1,785
Ohio Bldg. Auth. Facs. (Administration Bldg. Fund)
Series A, 6% 10/1/06    1,750  1,883
Ohio Bldg. Auth. Workers Compensation
(W. Green Bldg. A) 4.75% 4/1/14    6,500  5,899
Ohio Wtr. Dev. Auth. Poll. Cont. Facs. Rev.:
Rfdg. (Buckeye Pwr. Inc. Proj.) 7.80% 11/1/14
 (AMBAC Insured)    2,865  3,391
 (Wtr. Cont. Loan Fund) 6.50% 6/1/03 (MBIA Insured)  2,940  3,219
Ohio Wtr. Dev. Auth. Rev. Fresh Wtr. Series:
6.25% 6/1/02 (AMBAC Insured)    1,860  2,000
 6.25% 6/1/03 (AMBAC Insured)    1,975  2,138
  20,315
OREGON - 0.6%
Multnomah County School Dist. #3 (Park Rose):
7% 12/1/03 (FGIC Insured)    2,325  2,639
 7% 12/1/04 (FGIC Insured)    2,540  2,911
  5,550
PENNSYLVANIA - 2.8%
Delaware County Auth. Hosp. Rev. (Crozer-Chester)
6% 12/15/20    3,000  2,962
Delaware County Ind. Dev. Auth. Rev. Rfdg.
(Resource Recovery Facs.) Series A, 6.10% 7/1/13   3,800  3,871
Pennsylvania Hsg. Fin. Agcy. Rev. Rfdg. (Single Family Mtg.)
Series 54A, 5.375% 10/1/28 (d)    1,000  1,009
Philadelphia Hosp. & Higher Ed. Facs. Auth. Hosp. Rev.:
Rfdg. (Pennsylvania Hosp.):
 5.05% 7/1/98    1,200  1,207
  5.35% 7/1/99    1,335  1,350
 (Graduate Health Sys. Oblig. Group) Series A&B,
 7% 7/1/05    7,670  8,121
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL AMOUNT VALUE (NOTE 1)
  (000S) (000S)
PENNSYLVANIA - CONTINUED
Philadelphia Wtr. & Wastewtr. Rev.:
6.25% 8/1/09 (MBIA Insured)   $ 2,000 $ 2,207
 6.25% 8/1/10 (MBIA Insured)    2,000  2,200
Pittsburgh Gen. Oblig. Series B, 6.25% 9/1/16
(MBIA Insured)    3,000  3,173
  26,100
SOUTH CAROLINA - 1.1%
Charlston County Gen. Oblig. 6% 6/1/13    2,500  2,653
South Carolina Pub. Svc. Auth. Rev. Rfdg. Series A:
6.25% 2/1/06 (MBIA Insured)    2,000  2,185
 5.75% 1/1/10 (MBIA Insured)    4,705  4,893
  9,731
TENNESSEE - 1.8%
Knox County Health Edl. & Hsg. Facs. Auth. Sanders Alliance
Hosp. Facs. Rev. Series C, 7.25% 1/1/10 (MBIA Insured) 2,660 3,149 Memphis-Shelby County Arpt. Auth. Arpt. Rev. Rfdg.
Series A (d)(g):
 6% 2/15/05 (MBIA Insured)     1,000  1,059
  6.25% 2/15/09 (MBIA Insured)     1,500  1,614
  6.25% 2/15/10 (MBIA Insured)     1,000  1,076
Tennessee Gen. Oblig. Rfdg. Series A, 6% 5/1/03    8,640  9,288
  16,186
TEXAS - 11.0%
Austin Independent School Dist. Rfdg.:
(Cap. Appreciation) 0% 8/1/02 (PSF Guaranteed)   3,900  3,066
 7% 8/1/06 (PSF Guaranteed)    3,430  3,975
Birdville Independent School Dist. Rfdg. (Cap. Appreciation)
0% 2/15/11 (PSF Guaranteed)    8,665  4,192
Corpus Christi Hsg. Fin. Corp. Single Family Mtg. Rev.
(Lomas & Nettleton Co.) Series A, 13.375% 6/1/13   15  16
Dallas Fort Worth Reg'l. Arpt. Rev. Rfdg. Series A,
7.375% 11/1/12 (FGIC Insured)    1,000  1,150
Dallas Gen. Oblig. 4.50% 2/15/14    2,500  2,275
Harris County Hosp. Dist. Mtg. Rev. Rfdg. 7.40% 2/15/10
(AMBAC Insured)    3,000  3,521
Harris County Toll Road Sub-Lien Rev.:
Rfdg. (Cap. Appreciation):
 0% 8/1/06    4,245  2,690
  0% 8/1/08    8,005  4,523
 Series A, 7% 8/15/09    2,000  2,353
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL AMOUNT VALUE (NOTE 1)
  (000S) (000S)
TEXAS - CONTINUED
Houston Gen. Oblig. Rfdg. Series C, 5.75% 4/1/12  $ 5,000 $ 5,131
Hurst Euless Bedford Independent School Dist. Rfdg.
(Cap. Appreciation):
 0% 8/15/11 (PSF Guaranteed)    3,620  1,706
  0% 8/15/12 (PSF Guaranteed)    5,105  2,265
  0% 8/15/13 (PSF Guaranteed)    3,610  1,498
Midlothian Independent School Dist. Rfdg. (Cap.
Appreciation) 0% 2/15/09 (PSF Guaranteed)    1,970  1,074
Round Rock Independent School Dist. Rfdg. Unltd. Tax
(Cap. Appreciation) 0% 2/15/08 (PSF Guaranteed)   9,800  5,684
San Antonio Elec. & Gas Rev.:
Rfdg. (Cap. Appreciation):
 Series 1991 B 0% 2/1/05 (FGIC Insured)    12,285  8,415
  Series B, 0% 2/1/07 (FGIC Insured)    10,000  6,138
 Rfdg. 6% 2/1/04    6,000  6,413
 Series 95, 6.375% 2/1/06    5,000  5,525
San Antonio Wtr. Rev. Rfdg. 6.5% 5/15/10 (MBIA Insured) 3,000 3,229 Spring Branch Independent School Dist. Rev. Rfdg.
6.50% 2/1/04 (PSF Guaranteed)    5,000  5,512
Texas A & M Univ. Perm. Univ. Fund Rfdg. 5.60% 7/1/05  3,000  3,176
Texas College Student Loan Gen. Oblig. 5.80% 8/1/05 (d)  3,000  3,120
Texas Muni. Pwr. Agcy. Rev. Rfdg. (Cap. Appreciation)
0% 9/1/04 (AMBAC Insured)    4,900  3,448
Texas Pub. Fin. Auth. Series A, 5% 10/1/14    5,000  4,781
Texas Wtr. Dev. Board Rev. (State Revolving Fund Sr. Lien)
6% 7/15/03    6,150  6,604
  101,480
UTAH - 4.1%
Intermountain Pwr. Agcy. Pwr. Supply Sys. Rev.:
Rfdg.:
  Series A:
  6.50% 7/1/10 (AMBAC Insured)    1,635  1,831
   6% 7/1/16 (AMBAC Insured)    10,345  10,733
  Series D, 5% 7/1/21 (MBIA Insured)    2,500  2,303
 Spl. Oblig. Sixth Series B:
 6.50% 7/1/04 (MBIA Insured)    3,000  3,296
  6.50% 7/1/10 (MBIA Insured)    2,800  3,136
  6% 7/1/16 (MBIA Insured)    10,000  10,363
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL AMOUNT VALUE (NOTE 1)
  (000S) (000S)
UTAH - CONTINUED
Jordan County School Dist. 7.625% 6/15/05   $ 2,000 $ 2,367
Salt Lake City Hosp. Rev. (Intermountain Health Care
Hosp., Inc.) Series A, 8.125% 5/15/15
(Escrowed to Maturity)(e)    2,975  3,548
  37,577
VIRGINIA - 3.0%
Hampton Museum Rev. Rfdg.:
5.25% 1/1/09    3,825  3,744
 5.25% 1/1/14    4,500  4,241
Henrico County Pub. Facs. Lease Rev. (Henrico County
Reg'l. Jail Proj.):
 7.50% 8/1/04    2,455  2,854
  7.50% 8/1/05    2,590  3,046
Upper Occoquan Swr. Auth. Reg'l. Swr. Rev. Series A,
4.75% 7/1/29 (MBIA Insured)    10,050  8,756
Virginia Pub. School Auth. School Fing. Series A, 6% 8/1/05  4,255  4,617
  27,258
WASHINGTON - 1.4%
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev.
5.40% 7/1/12    10,000  9,725
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev.
Compound Interest Rfdg. Series B, 0% 7/1/06
(MBIA Insured)    5,000  3,169
  12,894
WISCONSIN - 2.6%
Wisconsin Gen. Oblig. Series A, 7% 5/1/05    12,890  14,727
Wisconsin Health & Edl. Facs. Auth. Rev.:
Rfdg. (Felician Care, Inc.) Series A, 7% 1/1/15
 (AMBAC Insured)    2,000  2,125
 (St. Lukes Med. Ctr. Proj.) 7.10% 8/15/11 (MBIA Insured)  4,000  4,400
Wisconsin Hsg. & Econ. Dev. Auth. Home Ownership Rev.
Rfdg. Series F, 5.20% 9/1/26 (d)    2,500  2,503
  23,755
PUERTO RICO - 0.2%
Puerto Rico Commonwealth Infrastructure Fing. Auth.
Spl. Tax Series 1988 A, 7.75% 7/1/08    2,000  2,101
TOTAL MUNICIPAL BONDS
(Cost $856,897)   899,051
MUNICIPAL NOTES (C) - 0.7%
  PRINCIPAL AMOUNT VALUE (NOTE 1)
  (000S) (000S)
ILLINOIS - 0.5%
Chicago Gen. Oblig. Notes Series 1997, 3.65%, tender
2/5/98, LOC Morgan Guaranty Trust Co.   $ 2,300 $ 2,298
Illinois Dev. Fin. Auth. Multi-Family Hsg. Rev. Rfdg.
(Garden Glen Apts.) Series 93, 4.50%, VRDN    2,300  2,300
  4,598
TEXAS - 0.2%
Texas Gen. Oblig. TRAN Series 1996, 4.75% 8/29/97   2,000  2,003
TOTAL MUNICIPAL NOTES
(Cost $6,602)   6,601
CASH EQUIVALENTS - 1.8%
  SHARES
Municipal Central Cash Fund (a)(b)
(Cost $16,797)    16,797,000  16,797
TOTAL INVESTMENTS IN SECURITIES - 100%
(Cost $880,296)  $ 922,449
FUTURES CONTRACTS
 AMOUNTS IN THOUSANDS  EXPIRATION UNDERLYING FACE UNREALIZED
   DATE AMOUNT AT VALUE GAIN/(LOSS)
PURCHASED
53 U.S. Treasury Bond Futures Contracts   Sept. 1997 $ 5,886 $ (54)
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 0.6%
SECURITY TYPE ABBREVIATIONS
TRAN - Tax and Revenue Anticipation Notes
VRDN - Variable Rate Demand Notes
LEGEND
17. At the period end, the seven-day yield of the Municipal Central Cash Fund was 4.17% The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
18. Information in this report regarding holdings by state and security types do not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.
19. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
20. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
21. Security collateralized by an amount sufficient to pay interest and principal.
22. A portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $298,000.
23. Security purchased on a delayed delivery or when-issued basis (see Note 2 of Notes to Financial Statements).
24. Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows:
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 74.9% AAA, AA, A 78.6%
Baa 17.8% BBB  16.8%
Ba 0.9% BB  0.0%
B 0.0% B  0.7%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The percentage not rated by both S&P and Moody's amounted to 1.5%.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation  40.2%
Electric Revenue  16.7
Water and Sewer   8.4
Health Care  7.5
Special Tax  6.1
Others (individually less than 5%)   21.1
TOTAL  100.0%
INCOME TAX INFORMATION
At June 30, 1997, the aggregate cost of investment securities for income tax purposes was $880,456,000. Net unrealized appreciation aggregated $41,993,000, of which $42,882,000 related to appreciated investment securities and $889,000 related to depreciated investment securities.
At December 31, 1996, the fund had a capital loss carryforward of approximately $19,620,000 all of which will expire on December 31, 2003. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) JUNE 30, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (cost $880,296) -                                  $ 922,449
See accompanying schedule

Interest receivable                                                                    16,270

Other receivables                                                                      11

Prepaid expenses                                                                       15

 TOTAL ASSETS                                                                          938,745

LIABILITIES

Payable for investments purchased                                           $ 6,940
 Delayed delivery

Payable for fund shares redeemed                                             7

Distributions payable                                                        1,318

Accrued management fee                                                       291

Payable for daily variation on futures contracts                             30

Other payables and accrued expenses                                          174

 TOTAL LIABILITIES                                                                     8,760

NET ASSETS                                                                            $ 929,985

Net Assets consist of:

Paid in capital                                                                       $ 905,399

Accumulated undistributed net realized gain (loss)                                     (17,513)
on investments

Net unrealized appreciation (depreciation) on                                          42,099
investments

NET ASSETS                                                                            $ 929,985


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) JUNE 30, 1997 (UNAUDITED)

CALCULATION OF MAXIMUM OFFERING PRICE                                              $8.24
CLASS A:
NET ASSET VALUE and redemption price per share
 ($509 (divided by) 61.80 shares)

Maximum offering price per share (100/95.75 of $8.24)                              $8.61

CLASS T:                                                                           $8.23
NET ASSET VALUE and redemption price per share
 ($2,694 (divided by) 327.46 shares)

Maximum offering price per share (100/96.50 of $8.23)                              $8.53

CLASS B:                                                                           $8.24
NET ASSET VALUE and offering price per share
 ($1,146 (divided by) 139 shares) A

INITIAL CLASS:                                                                     $8.24
NET ASSET VALUE, offering price and redemption price
 per share ($924,503 (divided by) 112,215 shares)

INSTITUTIONAL CLASS:                                                               $8.23
NET ASSET VALUE, offering price and redemption price
 per share ($1,133 (divided by) 137.60 shares)


A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INTEREST INCOME                                                             $ 25,550

EXPENSES

Management fee                                                    $ 1,831

Transfer agent fees                                                498

Distribution fees                                                  7

Accounting fees and expenses                                       176

Non-interested trustees' compensation                              3

Custodian fees and expenses                                        24

Registration fees                                                  115

Audit                                                              24

Legal                                                              6

Miscellaneous                                                      4

 Total expenses before reductions                                  2,688

 Expense reductions                                                (98)      2,590

NET INTEREST INCOME                                                          22,960

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                             4,470

 Futures contracts                                                 91        4,561

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                             430

 Futures contracts                                                 (116)     314

NET GAIN (LOSS)                                                              4,875

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                             $ 27,835
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

AMOUNTS IN THOUSANDS                                     SIX MONTHS      YEAR ENDED
                                                         ENDED           DECEMBER 31,
                                                         JUNE 30, 1997   1996
                                                         (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                               $ 22,960        $ 49,537
Net interest income

 Net realized gain (loss)                                 4,561           8,975

 Change in net unrealized appreciation (depreciation)     314             (21,297)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          27,835          37,215
FROM OPERATIONS

Distributions to shareholders                             (22,960)        (49,537)
From net interest income

 In excess of net investment income                       -               (130)

 TOTAL DISTRIBUTIONS                                      (22,960)        (49,667)

Share transactions - net increase (decrease)              (27,697)        (116,656)

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 (22,822)        (129,108)

NET ASSETS

 Beginning of period                                      952,807         1,081,915

 End of period                                           $ 929,985       $ 952,807


FINANCIAL HIGHLIGHTS - CLASS A
      PERIOD ENDED
      JUNE 30, 1997 E

      (UNAUDITED)

SELECTED PER-SHARE DATA

Net asset value, beginning of period                  $ 8.200

Income from Investment Operations

 Net interest income                                   .123

 Net realized and unrealized gain (loss)               .040

 Total from investment operations                      .163

Less Distributions

 From net interest income                              (.123)

Net asset value, end of period                        $ 8.240

TOTAL RETURN B, C                                      1.76%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 509

Ratio of expenses to average net assets                .90% A,
                                                       D

Ratio of net interest income to average net assets     4.57% A

Portfolio turnover rate                                34% A

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO JUNE 30, 1997.
FINANCIAL HIGHLIGHTS - CLASS T

                                                        SIX MONTHS      YEAR ENDED
                                                        ENDED           DECEMBER 31,
                                                        JUNE 30, 1997
                                                        (UNAUDITED)     1996 F

SELECTED PER-SHARE DATA

Net asset value, beginning of period                     $ 8.190       $ 7.990

Income from Investment Operations

 Net interest income                                      .182          .185

 Net realized and unrealized gain (loss)                  .040          .200 G

 Total from investment operations                         .222          .385

Less Distributions

 From net interest income                                 (.182)        (.185)

Net asset value, end of period                           $ 8.230       $ 8.190

TOTAL RETURN B, C                                         2.75%         4.86%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                  $ 2,694       $ 3,878

Ratio of expenses to average net assets                   1.00% A, D    1.00% A
                                                                       , D

Ratio of expenses to average net assets after expense     .92% A, E     1.00% A
reductions

Ratio of net interest income to average net assets        4.48% A       4.40% A

Portfolio turnover rate                                   34% A         35%

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FOR THE PERIOD JULY 1, 1996 (COMMENCEMENT OF SALE OF CLASS T SHARES) TO DECEMBER 31, 1996.
G THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
FINANCIAL HIGHLIGHTS - CLASS B
      SIX MONTHS      YEAR ENDED
      ENDED           DECEMBER 31,
      JUNE 30, 1997

      (UNAUDITED)     1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of period                  $ 8.190       $ 7.990

Income from Investment Operations

 Net interest income                                   .158          .160

 Net realized and unrealized gain (loss)               .050          .200 F

 Total from investment operations                      .208          .360

Less Distributions

 From net interest income                              (.158)        (.160)

Net asset value, end of period                        $ 8.240       $ 8.190

TOTAL RETURN B, C                                      2.57%         4.54%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 1,146       $ 259

Ratio of expenses to average net assets                1.65% A, D    1.65% A,
                                                                     D

Ratio of net interest income to average net assets     3.91% A       3.91% A

Portfolio turnover rate                                34% A         35%

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FOR THE PERIOD JULY 1, 1996 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO DECEMBER 31, 1996.
F THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
FINANCIAL HIGHLIGHTS - INITIAL CLASS
      SIX MONTHS      YEARS ENDED DECEMBER 31,
      ENDED
      JUNE 30, 1997

      (UNAUDITED)     1996                       1995   1994   1993 C   1992


SELECTED PER-SHARE DATA

Net asset value,               $ 8.190     $ 8.270     $ 7.370       $ 8.690       $ 8.500       $ 8.470
beginning of period

Income from
Investment
Operations

 Net interest income            .200        .405        .408          .455          .487          .519

 Net realized                   .050        (.079)      .904          (1.180)       .600          .210
 and unrealized
 gain (loss)

 Total from                     .250        .326        1.312         (.725)        1.087         .729
investment
operations

Less Distributions

 From net interest              (.200)      (.405)      (.408)        (.455)        (.487)        (.519)
 income

 In excess of net               -           (.001)      -             -             -             -
 interest income

 From net                       -           -           -             (.010)        (.410)        (.180)
 realized gain

 In excess of net               -           -           (.004)        (.130)        -             -
 realized gain

 Total distributions            (.200)      (.406)      (.412)        (.595)        (.897)        (.699)

Net asset value,               $ 8.240     $ 8.190     $ 8.270       $ 7.370       $ 8.690       $ 8.500
end of period

TOTAL RETURN B                  3.10%       4.12%       18.15%        (8.49)        13.17%        8.93%
                                                                     %

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of             $ 924,503   $ 947,824   $ 1,081,915   $ 1,005,309   $ 1,261,650   $ 1,191,653
period (000 omitted)

Ratio of expenses to            .56% A      .56%        .57%          .53%          .49%          .49%
average net assets

Ratio of net interest           4.95% A     5.00%       5.14%         5.68%         5.51%         6.11%
income to average
net assets

Portfolio turnover              34% A       35%         72%           95%           74%           53%
rate


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C EFFECTIVE JANUARY 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INTEREST INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      SIX MONTHS      YEAR ENDED
      ENDED           DECEMBER 31,
      JUNE 30, 1997

      (UNAUDITED)     1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of period                  $ 8.190      $ 7.990

Income from Investment Operations

 Net interest income                                   .192         .196

 Net realized and unrealized gain (loss)               .040         .200 F

 Total from investment operations                      .232         .396

Less Distributions

 From net interest income                              (.192)       (.196)

Net asset value, end of period                        $ 8.230      $ 8.190

TOTAL RETURN B, C                                      2.88%        5.00%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 1,133      $ 846

Ratio of expenses to average net assets                .75% A, D    .75% A,
                                                                    D

Ratio of net interest income to average net assets     4.77% A      4.88% A

Portfolio turnover rate                                34% A        35%

A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FOR THE PERIOD JULY 1, 1996 (COMMENCEMENT OF SALE OF INSTITIONAL CLASS SHARES) TO DECEMBER 31, 1996.
F THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
NOTES TO FINANCIAL STATEMENTS
For the period ended June 30, 1997 (Unaudited)




17. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Municipal Bond Fund (the fund) is a fund of Fidelity Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class T, Class B, Initial Class and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of a new Class A of shares on March 3, 1997. Interest income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying Class A and shares of Class A for distribution under federal and state securities law. These expenses are borne by Class A and amortized over one year. DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, futures and options transactions, market discount and losses deferred due to wash sales, and futures and options. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may effect the per-share allocation between net interest income and realized and unrealized gain (loss). Accumulated undistributed net realized gain
(loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
18. OPERATING POLICIES.
MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund may invest in the Municipal Central Cash Fund (the Cash Fund) managed by FMR Texas, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income in the accompanying financial statements.
2. OPERATING POLICIES - CONTINUED
WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of when-issued securities having the same settlement date and broker are offset. When-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the statement of assets and liabilities under the caption "Delayed delivery." Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
19. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $156,185,000 and $192,900,000, respectively.
The market value of futures contracts opened and closed during the period amounted to $52,766,000 and $66,703,000, respectively.
20. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of
 .40% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation
(FDC), an affiliate of FMR, a distribution and service fee. This fee is based on the following annual rates of the average net assets of each applicable class:
CLASS A     .15%

CLASS T     .25%

CLASS B     .90%*

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was paid to securities dealers, banks and other financial institutions for the distribution of each class' applicable shares, and providing shareholder support services:
           PAID TO   DEALERS'
           FDC       PORTION

CLASS A    $ $       $ $
           135       135

CLASS T
           4,000     4,000

CLASS B
           3,000     1,000

           $ $       $ $
           7,135     5,135

Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 4.25% and 3.50% for selling Class A and Class T shares of the fund, respectively, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within six years of purchase (five years prior to January 2, 1997). The Class B charge is based on declining rates which range from 5% to 1% (4% to 1% prior to January 2, 1997) of the lesser of the
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. Effective August 1, 1997, Class A's maximum sales charge was increased to 4.75%.
For the period, FDC received the following sales charge amounts related to each class, a portion of which is paid to securities, dealers, banks, and other financial institutions:
           PAID TO   DEALERS'
           FDC       PORTION

CLASS A    $ $       $ $
           7,000     0

CLASS T
           8,000     3,000

CLASS B
           0         0*

           $ $       $ $
           15,000    3,000

* WHEN CLASS B SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO DEALERS THROUGH WHICH
  THE SALES ARE MADE.
TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, Class B, Initial Class, and Institutional Class shares. UMB has entered into sub-arrangements with Fidelity Service Company, Inc. (FSC) with respect to the Initial Class and Fidelity Investments Institutional Operations Company, Inc. (FIIOC) with respect to Class A, Class T, Class B, and Institutional Class to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC and FSC, affiliates of FMR, receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC and FSC by UMB, which is reimbursed by each class for such payments. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports. For the period, each class paid the following transfer agent fees:
                        TRANSFER   AMOUNT    % OF
                        AGENT                AVERAGE
                                             NET ASSETS

CLASS A                 UMB        $ $       .39% *
                                   351

CLASS T                 UMB                  .19% *
                                   3,000

CLASS B                 UMB                  .35% *
                                   1,000

INITIAL CLASS           UMB                  .11% *
                                   493,000

INSTITUTIONAL CLASS     UMB                  .26% *
                                   1,000

                                   $ $
                                   498,351

* ANNUALIZED
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT AND ACCOUNTING FEES - CONTINUED
UMB also has a sub-contract with FSC, under which FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
21. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each class:
                       FMR           REIMBURSEME
                       EXPENSE       NT
                       LIMITATIONS

CLASS A                .90%          $ $
                                     7,000

CLASS T                1.00%
                                     27,000

CLASS B                1.65%
                                     29,000

INSTITUTIONAL CLASS    .75%
                                     32,000

                                     $ $
                                     95,000

In addition, the fund has entered into arrangements with its custodian and each class' transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $1,000 under the custodian arrangement, and each applicable class' expenses were reduced as follows under the transfer agent arrangements:
                 TRANSFER
                 AGENT
                 INTEREST
                 CREDITS

CLASS T          $ $
                 1,000

INITIAL CLASS    $
                 1,000

                 $ $
                 2,000

22. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:


                                      SIX MONTHS    YEAR ENDED
                                      ENDED         DECEMBER 31,
                                      JUNE 30,      1996 B
                                      1997 A

CLASS A

From net investment income            $ $           $ $
                                      4,000         -

CLASS T

From net investment income            $ $           $ $
                                      77,000        50,000

CLASS B

From net investment income            $ $           $ $
                                      12,000        4,000

INITIAL CLASS

From net investment income            $ $           $ $
                                      22,839,000    49,472,000

In excess of net investment income
                                      -             130,000

Total                                 $ $           $ $
                                      22,839,000    49,602,000

INSTITUTIONAL CLASS

From net investment income            $ $           $ $
                                      28,000        11,000

                                      $ $           $ $
                                      22,960,000    49,667,000

A DISTRIBUTIONS FOR CLASS A ARE FOR THE PERIOD MARCH 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO JUNE 30, 1997.
B DISTRIBUTIONS FOR CLASS T, CLASS B AND INSTITUTIONAL CLASS ARE FOR THE PERIOD JULY 1, 1996 (COMMENCEMENT OF SALE OF SHARES) TO DECEMBER 31, 1996.
23. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                          DOLLARS

                                 SIX MONTHS       YEAR ENDED     SIX MONTHS       YEAR ENDED
                                 ENDED JUNE 30,   DECEMBER 31,   ENDED JUNE 30,   DECEMBER 31,

AMOUNTS IN THOUSANDS             1997 A           1996 B         1997 A           1996 B



CLASS A                                                          $ $              $ $
Shares sold                      62               -              503              -

Net increase (decrease)           62               -             $ $              $ $
                                                                 503              -

CLASS T                                                          $ $              $ $
Shares sold                      204              489            1,671            3,951

Reinvestment of distributions
                                 8                6              65               49

Shares redeemed
                                 (358)            (22)           (2,908)          (176)

Net increase (decrease)           (146)            473           $ $              $ $
                                                                 (1,172)          3,824

CLASS B                                                          $ $              $ $
Shares sold                      106              31             868              250

Reinvestment of distributions
                                 1                1              9                4

Net increase (decrease)           107              32            $ $              $ $
                                                                 877              254

INITIAL CLASS                                                    $ $              $ $
Shares sold                      2,919            10,284         23,846           83,373

Reinvestment of distributions
                                 1,806            3,995          14,732           32,369

Shares redeemed
                                 (8,195)          (29,410)       (66,766)         (237,309)

Net increase (decrease)           (3,470)          (15,131)      $ $              $ $
                                                                 (28,188)         (121,567)

INSTITUTIONAL CLASS                                              $ $              $ $
Shares sold                      110              109            903              882

Reinvestment of distributions
                                 -                1              -                5

Shares redeemed
                                 (76)             (7)            (620)            (54)

Net increase (decrease)           34               103           $ $              $ $
                                                                 283              833


A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD MARCH 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO JUNE 30, 1997.
B SHARE TRANSACTIONS FOR CLASS T, CLASS B, INSTITUTIONAL CLASS ARE FOR THE PERIOD JULY 1, 1996 (COMMENCEMENT OF SALE OF SHARES) TO
 DECEMBER 31, 1996.
24. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:
                       REGISTRATION
                       FEES

CLASS A                $ $
                       7,000

CLASS T
                       29,000

CLASS B
                       29,000

INITIAL CLASS
                       18,000

INSTITUTIONAL CLASS
                       32,000

                       $ $
                       115,000







INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Thomas D. Maher, Assistant Vice President
George A. Fischer, Vice President
Arthur S. Loring, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
Fidelity Service Co.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor TechnoQuant(trademark)
Growth Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(REGISTERED TRADEMARK)

SPARTAN(registered trademark)


(registered trademark)
MICHIGAN MUNICIPAL INCOME
FUND
(FORMERLY FIDELITY MICHIGAN MUNICIPAL
INCOME FUND)
AND
FIDELITY
MICHIGAN MUNICIPAL MONEY
MARKET FUND
SEMIANNUAL REPORT
JUNE 30, 1997
CONTENTS

CHECK PAGE NUMBERS !!!



PRESIDENT'S MESSAGE                             3     Ned Johnson on investing
                                                      strategies.

SPARTAN MICHIGAN MUNICIPAL INCOME FUND

 PERFORMANCE                                    4     How the fund has done over time.

 FUND TALK                                      7     The manager's review of fund
                                                      performance, strategy and outlook.

 INVESTMENT CHANGES                             10    A summary of major shifts in the
                                                      fund's investments over the past six
                                                      months
                                                      and one year.

 INVESTMENTS                                    11    A complete list of the fund's
                                                      investments with their market
                                                      values.

 FINANCIAL STATEMENTS                           21    Statements of assets and liabilities,
                                                      operations, and changes in net
                                                      assets,
                                                      as well as financial highlights.

FIDELITY MICHIGAN MUNICIPAL MONEY MARKET FUND

 PERFORMANCE                                    25    How the fund has done over time.

 FUND TALK                                      27    The manager's review of fund
                                                      performance, strategy and outlook.

 INVESTMENT CHANGES                             29    A summary of major shifts in the
                                                      fund's investments over the past six
                                                      months
                                                      and one year.

 INVESTMENTS                                    30    A complete list of the fund's
                                                      investments with their market
                                                      values.

 FINANCIAL STATEMENTS                           35    Statements of assets and liabilities,
                                                      operations, and changes in net
                                                      assets,
                                                      as well as financial highlights.

NOTES                                           39    Notes to the financial statements.

PROXY VOTING RESULTS                            43



THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR
THE
GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THIS REPORT IS NOT AUTHORIZED FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY
AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST
OR SEND
MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Through the first six months of 1997, stock and bond markets experienced the kind of short-term volatility that can affect them periodically. The stock market rebounded strongly from its early spring correction to continue on its record-setting pace, as seen by the roughly 20% year-to-date gain by the Standard & Poor's 500 Index. The bond market posted moderate returns over the first half of the year, as positive news on the inflation front helped soften the effects of a hike in short-term interest rates by the Federal Reserve Board in late March.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government. Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d

SPARTAN MICHIGAN MUNICIPAL INCOME FUND



PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the past ten years total returns, dividends and yields would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JUNE 30, 1997              PAST 6   PAST 1   PAST 5   PAST 10
                                         MONTHS   YEAR     YEARS    YEARS

Spartan Michigan Municipal Income Fund   2.96%    7.43%    35.65%   110.43%

Lehman Brothers Michigan Municipal       3.27%    8.40%    n/a      n/a
  Bond Index

Michigan Municipal Debt Funds Average    2.72%    7.61%    36.75%   112.39%

CUMULATIVE TOTAL RETURNS show the fund's performance over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Michigan Municipal Bond Index - a total return performance benchmark for Michigan investment-grade municipal bonds with maturities of at least one year. To measure how the fund's performance stacked up against its peers, you can compare it to the Michigan municipal debt funds average, which reflects the performance of Michigan tax-exempt municipal bond funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 48 mutual funds. These benchmarks include reinvested dividends and capital gains, if any and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JUNE 30, 1997                    PAST 1   PAST 5   PAST 10
                                               YEAR     YEARS    YEARS

Spartan Michigan Municipal Income Fund         7.43%    6.29%    7.72%

Lehman Brothers Michigan Municipal             8.40%    n/a      n/a
 Bond Index

Michigan Municipal Debt Funds Average          7.61%    6.46%    7.81%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking the arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
  1987/06/30      10000.00                    10000.00
  1987/07/31      10162.75                    10102.00
  1987/08/31      10185.59                    10124.73
  1987/09/30       9678.97                     9751.43
  1987/10/31       9742.24                     9785.95
  1987/11/30       9950.53                    10041.46
  1987/12/31      10122.33                    10187.16
  1988/01/31      10570.15                    10550.03
  1988/02/29      10701.59                    10661.54
  1988/03/31      10455.04                    10537.87
  1988/04/30      10498.46                    10617.96
  1988/05/31      10562.56                    10587.27
  1988/06/30      10758.40                    10742.16
  1988/07/31      10852.31                    10812.20
  1988/08/31      10906.50                    10821.72
  1988/09/30      11095.26                    11017.59
  1988/10/31      11327.15                    11211.50
  1988/11/30      11235.54                    11108.80
  1988/12/31      11439.68                    11222.45
  1989/01/31      11603.27                    11454.53
  1989/02/28      11532.43                    11323.83
  1989/03/31      11536.71                    11296.77
  1989/04/30      11874.55                    11564.95
  1989/05/31      12117.47                    11805.16
  1989/06/30      12273.67                    11965.47
  1989/07/31      12386.63                    12128.32
  1989/08/31      12289.62                    12009.58
  1989/09/30      12261.13                    11973.79
  1989/10/31      12384.92                    12120.23
  1989/11/30      12556.58                    12332.34
  1989/12/31      12608.23                    12433.22
  1990/01/31      12530.47                    12374.41
  1990/02/28      12637.27                    12484.54
  1990/03/31      12632.11                    12488.29
  1990/04/30      12414.10                    12397.87
  1990/05/31      12708.54                    12668.52
  1990/06/30      12817.35                    12779.87
  1990/07/31      12997.25                    12967.74
  1990/08/31      12800.60                    12779.44
  1990/09/30      12864.39                    12786.73
  1990/10/31      12986.27                    13018.68
  1990/11/30      13240.56                    13280.49
  1990/12/31      13257.38                    13338.26
  1991/01/31      13383.35                    13517.26
  1991/02/28      13483.40                    13634.86
  1991/03/31      13510.12                    13639.76
  1991/04/30      13734.44                    13821.17
  1991/05/31      13797.56                    13944.04
  1991/06/30      13777.18                    13930.24
  1991/07/31      13994.54                    14099.91
  1991/08/31      14162.70                    14285.60
  1991/09/30      14318.16                    14471.60
  1991/10/31      14473.99                    14601.85
  1991/11/30      14527.26                    14642.59
  1991/12/31      14853.18                    14956.82
  1992/01/31      14906.97                    14990.92
  1992/02/29      14931.86                    14995.71
  1992/03/31      14948.80                    15001.26
  1992/04/30      15081.29                    15134.77
  1992/05/31      15244.70                    15312.91
  1992/06/30      15512.33                    15569.86
  1992/07/31      16078.69                    16036.65
  1992/08/31      15851.67                    15880.29
  1992/09/30      15959.29                    15984.15
  1992/10/31      15689.61                    15827.02
  1992/11/30      16073.39                    16110.48
  1992/12/31      16269.63                    16274.97
  1993/01/31      16508.09                    16464.25
  1993/02/28      17171.63                    17059.76
  1993/03/31      16975.64                    16879.44
  1993/04/30      17156.86                    17049.75
  1993/05/31      17271.19                    17145.57
  1993/06/30      17567.74                    17431.73
  1993/07/31      17554.79                    17454.57
  1993/08/31      17970.88                    17817.97
  1993/09/30      18198.24                    18020.92
  1993/10/31      18225.91                    18055.70
  1993/11/30      18107.00                    17896.63
  1993/12/31      18519.90                    18274.43
  1994/01/31      18771.43                    18483.12
  1994/02/28      18229.36                    18004.41
  1994/03/31      17405.31                    17271.27
  1994/04/30      17491.76                    17417.73
  1994/05/31      17581.29                    17568.74
  1994/06/30      17529.65                    17461.40
  1994/07/31      17838.58                    17781.46
  1994/08/31      17882.76                    17842.99
  1994/09/30      17641.20                    17581.05
  1994/10/31      17275.34                    17268.81
  1994/11/30      16731.50                    16956.59
  1994/12/31      17130.02                    17329.81
  1995/01/31      17645.34                    17825.09
  1995/02/28      18153.92                    18343.45
  1995/03/31      18002.87                    18554.21
  1995/04/30      18037.74                    18576.11
  1995/05/31      18619.28                    19168.87
  1995/06/30      18403.10                    19002.10
  1995/07/31      18520.63                    19182.24
  1995/08/31      18771.05                    19425.47
  1995/09/30      18916.30                    19548.43
  1995/10/31      19199.25                    19832.67
  1995/11/30      19566.65                    20161.69
  1995/12/31      19770.29                    20355.45
  1996/01/31      19907.79                    20509.13
  1996/02/29      19747.58                    20370.69
  1996/03/31      19454.42                    20110.36
  1996/04/30      19382.16                    20053.44
  1996/05/31      19363.77                    20045.42
  1996/06/30      19587.39                    20263.72
  1996/07/31      19760.79                    20448.12
  1996/08/31      19723.01                    20443.21
  1996/09/30      19947.67                    20729.41
  1996/10/31      20158.25                    20963.86
  1996/11/30      20527.88                    21347.50
  1996/12/31      20438.10                    21257.84
  1997/01/31      20452.98                    21298.02
  1997/02/28      20658.02                    21493.54
  1997/03/31      20362.43                    21207.03
  1997/04/30      20520.76                    21384.53
  1997/05/31      20810.97                    21706.15
  1997/06/30      21042.66                    21937.32
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Spartan Michigan Municipal Income Fund on June 30, 1987. As the chart shows, by June 30, 1997, the value of the investment would have grown to $21,043 - a 110.43% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index, which reflects the performance of the investment-grade municipal bond market, did over the same period. With dividends reinvested, the same $10,000 would have grown to $21,937 - a 119.37% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday
is no guarantee of how it will
do tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield of
a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
      SIX MONTHS   YEARS ENDED DECEMBER 31,
      ENDED
      JUNE 30,

      1997         1996                       1995   1994   1993   1992

Dividend returns       2.52%   5.63%    6.15%    5.40%     6.28%    6.72%

Capital appreciation   0.44%   -2.25%    9.26%   -12.90%    7.55%   2.82%
 returns

Total returns          2.96%   3.38%    15.41%   -7.50%    13.83%   9.54%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains paid by the fund are reinvested, if any.
DIVIDENDS AND YIELD

PERIODS ENDED JUNE 30, 1997              PAST 1        PAST 6         PAST 1
                                         MONTH         MONTHS         YEAR

Dividends per share                      4.55(cents)   27.88(cents)   61.64(cents)

Annualized dividend rate                 4.87%         5.00%          5.48%

30-day annualized yield                  4.62%         -              -

30-day annualized tax-equivalent yield   7.55%         -              -


DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $11.36 over the past one month, $11.24 over the past six months and $11.25 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 38.82% combined effective 1997 federal and state tax bracket, but does not reflect the payment of the federal alternative minimum tax, if applicable. If Fidelity has not reimbursed certain fund expenses during the period shown, the yield and tax-equivalent yield would have been 4.59% and 7.50%, respectively.
SPARTAN MICHIGAN MUNICIPAL INCOME FUND

FUND TALK: THE MANAGER'S OVERVIEW


An interview with David Murphy, Portfolio Manager of Spartan Michigan Municipal Income Fund
Q. DAVE, HOW DID THE FUND PERFORM OVER THE PAST SIX MONTHS AND PAST YEAR?
A. For the six months that ended June 30, 1997, the fund had a total return of 2.96%. To get a sense of how the fund did relative to its peers, the Michigan municipal debt funds average returned 2.72% for the same period, according to Lipper Analytical Services. The Lehman Brothers Michigan Municipal Bond Index, which tracks the types of securities in which the fund invests, had a six-month return of 3.27% as of June 30, 1997. For the year ending June 30, 1997, the fund returned 7.43%, while the Michigan municipal debt funds average returned 7.61%, according to Lipper. For the same one-year period, the Lehman Brothers index returned 8.40%.
Q. HIGHER INTEREST RATES CAST A PALL OVER THE BOND MARKET DURING THE PAST SIX MONTHS, ALTHOUGH MUNICIPALS FARED BETTER THAN U.S. TREASURIES. WHAT ACCOUNTS FOR THE MUNICIPAL MARKET'S RELATIVELY STRONG PERFORMANCE?
A. A favorable supply and demand scenario was the key reason. Much of the municipal market's better performance occurred toward the end of the period when the available supply of tax-free bonds was limited. On the demand side of the equation, there was evidence that some investors began to question the high levels of the stock market and re-directed some of their investment dollars into the municipal market. Additional municipal purchases were triggered by upcoming municipal calls. By this I mean that municipal issuers were expected to call - or redeem - a record amount of their outstanding debt before maturity. In anticipation of those municipal holdings being called, many investors bought new municipal bonds in their place, increasing demand and raising prices.
Q. WHICH INDIVIDUAL HOLDINGS PERFORMED WELL DURING THE PAST SIX MONTHS? WHICH HOLDINGS WERE DISAPPOINTMENTS?
A. On the positive side, bonds issued by Detroit Convention Facilities for the Cobo Hall expansion project performed well and helped the fund's performance. These bonds are backed by a combination of taxes - including hotel occupancy and liquor taxes - which came in stronger than expected. The fund's holdings in bonds issued by Michigan Strategic Fund for the Environmental Research Institute of Michigan also made a positive contribution to performance. The issuer tendered for, or bought back, these bonds at a profit to the fund. On the negative side, bonds issued by Michigan Health Care Corp., which has been in bankruptcy proceedings for the past two years, modestly detracted from the fund's performance over the past six months.
Q. HOW DID YOU STRUCTURE THE FUND DURING THE PERIOD?
A. With regard to maturity, I sold some bonds with maturities of between 10 and 15 years to make way for more bonds with maturities of between one and five years. Here's why: During the period, yields on longer-term bonds essentially remained flat, while yields on shorter-term bonds rose. To give you an example, a 15-year Aaa-rated general obligation bond ended the period with a yield of 5.20%, almost exactly where it started the period. In contrast, the yield on a five-year Aaa-rated general obligation bond ended the period at 4.40%, up from 4.25%. One of the basic laws of the bond market is that bond prices generally move in the opposite direction of their yields, and when bond yields rise their prices tend to fall. After their yields had risen, I bought shorter maturity bonds because I felt that they were attractively priced, offered better yields than they had previously and had the appropriate amount of potential return given their maturity.
Q. WHAT WERE OTHER FUNDAMENTAL ELEMENTS OF YOUR STRATEGY?
A. I continued to keep the fund "barbelled" in terms of the various municipal bond coupons I could choose from. If you picture a barbell, the middle is light and the ends are heavy. That's exactly how the fund looks. On one end of the barbell are premium-coupon bonds, which pay higher annual income than newly issued bonds and offer downside protection should the market fall. On the other end are discount-coupon bonds, with annual income below newly issued securities. They offer price appreciation potential should the market rally.
Q. ACROSS THE NATION, THE HEALTH CARE INDUSTRY IS UNDERGOING RAPID CHANGE WITH INCREASED COMPETITION AND MASSIVE CONSOLIDATION. HAVE THOSE TRENDS AFFECTED HEALTH CARE ORGANIZATIONS IN MICHIGAN?
A. Not so far, because Michigan health care facilities have been relatively immune to competitive and consolidation pressures. Many observers believe that the state's constitution prohibits for-profit health care organizations from acquiring Michigan hospitals. In a recent example, Columbia/HCA - probably the nation's most aggressive acquirer of hospitals
- was rebuffed by the state attorney general when it attempted to buy a hospital in Lansing. In choosing health care investments for the fund, I look for strong organizations with relatively high credit ratings, such as Henry Ford and William Beaumont hospitals in the metro Detroit area, and the University of Michigan Health Care System in Ann Arbor.
Q. WHAT'S YOUR OUTLOOK FOR MUNICIPALS?
A. As far as the Michigan municipal market goes, a lot will depend on the strength of the auto industry. In my view, there aren't any tangible signs that auto demand is slowing. From a national perspective, I'll be watching supply and demand trends. During the past several years, the amount of municipal bonds outstanding has shrunk considerably and, more recently, has helped the municipal market outperform the taxable bond market. It's my opinion that the total supply of municipals could increase slightly by the end of this year from current levels. The question is, will there be enough demand to digest that supply? I believe that will depend on how investors perceive the attractiveness of municipals relative to other fixed-income securities and especially equity investments.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: high current income for
Michigan residents by normally
investing in investment-grade
municipal securities whose
interest is free from federal
income tax and Michigan
income tax
FUND NUMBER: 081
TRADING SYMBOL: FMHTX
START DATE: November 12,
1985
SIZE: as of June 30, 1997,
more than $446 million
MANAGER: David Murphy,
since 1996; manager,
various Fidelity and Spartan
municipal income funds;
joined Fidelity in 1989
(checkmark)

DAVID MURPHY ON THE
STRENGTH OF MICHIGAN'S
ECONOMY AND ITS FISCAL
SITUATION:
"Michigan continues to enjoy
an economic expansion, which
has been driven primarily
by the rebound in the
automotive industry. Not only
has strong auto demand added
to job growth at the "Big Three"
- Chrysler, Ford and General
Motors - but there also have
been significant employment
gains at the companies that
supply and service the auto
makers. The city of Detroit has
been one of the primary
beneficiaries of this strength. In
recent evidence of Detroit's
rebound, General Motors is
planning to expand its
corporate headquarters at the
downtown Renaissance
Center, rather than relocate
outside the city. From a fiscal
standpoint, Michigan's
employment growth has
translated into better revenue
collections for the state and
has aided the state in building
up its "rainy day" fund. The
state has made dramatic
improvements in its fiscal
situation since the beginning
of the decade and deserves
credit for making some tough
decisions - such as
equalizing school funding
across districts in the state."

SPARTAN MICHIGAN MUNICIPAL INCOME FUND



INVESTMENT CHANGES


TOP FIVE SECTORS AS OF JUNE 30, 1997
                     % OF FUND'S    % OF FUND'S
                     INVESTMENTS    INVESTMENTS
                                    IN THESE SECTORS
                                    6 MONTHS AGO

Health Care          22.6           18.2

General Obligation   18.4           20.3

Electric Revenue     11.8           10.6

Water & Sewer        9.6            9.5

Housing              8.2            6.7

AVERAGE YEARS TO MATURITY AS OF JUNE 30, 1997
               6 MONTHS AGO

Years   13.1   14.6

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF JUNE 30, 1997
              6 MONTHS AGO

Years   6.9   7.7

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF JUNE 30, 1997 AS OF DECEMBER 31, 1996
Row: 1, Col: 1, Value: 45.7
Row: 1, Col: 2, Value: 37.4
Row: 1, Col: 3, Value: 3.9
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 1.6
Row: 1, Col: 6, Value: 1.7
Row: 1, Col: 7, Value: 9.699999999999999
Aaa 52.3%
Aa, A 32.9%
Baa 7.3%
Ba, B 0.0%
Caa, C 0.6%
Non-rated 2.8%
Short-term investments 4.1%
Aaa 46.7%
Aa, A 38.4%
Baa 3.9%
Ba, B 0.0%
Caa, C 0.6%
Non-rated 0.7%
Short-term investments 9.7%
Row: 1, Col: 1, Value: 52.3
Row: 1, Col: 2, Value: 31.9
Row: 1, Col: 3, Value: 7.3
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 1.6
Row: 1, Col: 6, Value: 3.8
Row: 1, Col: 7, Value: 5.1
SHOWN AS A PERCENTAGE OF THE FUND'S INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS.
SPARTAN MICHIGAN MUNICIPAL INCOME FUND

INVESTMENTS JUNE 30, 1997 (UNAUDITED)
Showing Percentage of Total Value of Investments in Securities


MUNICIPAL BONDS - 90.3%
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
MICHIGAN - 89.0%
Anchor Bay School Dist. 5.50% 5/1/18
(MBIA Insured)  Aaa $ 2,720,000 $ 2,706,400
Clinton Township Bldg. Auth. 4.75% 11/1/10
(AMBAC Insured)  Aaa  2,810,000  2,673,013
Clintondale Commty. Schools 5.50% 5/1/15  Aa2  2,205,000  2,202,244
Comstock Pub. Schools (Cap. Appreciation)
0% 5/1/05 (Cap. Guaranty Insured)  Aaa  1,300,000  879,125
Davison Commty. School Dist. 5.375% 5/1/16
(FGIC Insured)  Aaa  1,000,000  978,750
Dearborn Swr. Disp. Sys. Rev.:
 Series A, 5.10% 4/1/12 (MBIA Insured)  Aaa  1,625,000  1,572,188
 6.50% 4/1/03 (MBIA Insured)  Aaa  1,030,000  1,123,988
 6.50% 4/1/04 (MBIA Insured)  Aaa  1,095,000  1,203,131
Detroit City School Dist. Rfdg. 5.125% 5/1/07  Aa2  1,000,000  1,000,000
Detroit Convention Facs. Rev. Rfdg.
(Cobo Hall Expansion Proj.) 5.25% 9/30/12  A  12,700,000  12,287,250
Detroit Econ. Dev. Corp. Ltd. Oblig. Rev.
(Michigan Health Care Corp. Proj.)
9.10% 12/1/09 (e)  -  3,665,000  659,700
Detroit Gen. Oblig.:
 4.40% 4/1/98  Baa  1,005,000  1,007,643
 5% 4/1/00 (FGIC Insured)  Aaa  1,210,000  1,226,638
 5% 4/1/01 (FGIC Insured)  Aaa  1,000,000  1,013,750
Detroit Gen. Oblig. (Distributable State Aid):
 5.20% 5/1/07 (AMBAC Insured)  Aaa  4,000,000  4,040,000
 5.25% 5/1/08 (AMBAC Insured)  Aaa  7,000,000  7,052,500
 5.25% 5/1/09 (AMBAC Insured)  Aaa  4,500,000  4,494,375
Detroit Hosp. Fing. Auth. Facs. Rev.
(Michigan Health Care Corp. Proj.)
10% 12/1/20 (e)  C  14,520,000  2,613,600
Detroit Swr. Disp. Rev.:
 Series A, 6% 7/1/05 (MBIA Insured)  Aaa  1,885,000  2,031,088
 6.25% 7/1/07 (MBIA Insured)  Aaa  1,130,000  1,248,650
 5.70% 7/1/23 (FGIC Insured)  Aaa  10,000,000  9,825,000
Detroit Wtr. Supply Sys. Rev. Rfdg.:
 6.20% 7/1/04 (FGIC Insured)  Aaa  3,795,000  4,093,856
 6.25% 7/1/12 (FGIC Insured)  Aaa  1,000,000  1,063,750
 6.50% 7/1/15 (FGIC Insured)  Aaa  16,000,000  17,900,000
Eastern Michigan Univ. Rev. 5.90% 6/1/02
(AMBAC Insured)  Aaa  1,000,000  1,058,750
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
MICHIGAN - CONTINUED
Ferndale School Dist. Rfdg.:
 6% 5/1/07 (FGIC Insured)  Aaa $ 1,250,000 $ 1,354,688
 6% 5/1/08 (FGIC Insured)  Aaa  1,300,000  1,405,625
 6% 5/1/09 (FGIC Insured)  Aaa  1,300,000  1,400,750
Flint Hosp. Bldg. Auth. Rev. (Hurley Med. Ctr.)
6.50% 7/1/20  Baa1  5,570,000  5,583,925
Forest Hills Pub. Schools Gen. Oblig. Unltd. Tax
7.375% 5/1/15
(Pre-Refunded to 5/1/00 @101) (d)  Aa  2,000,000  2,177,500
Greater Detroit Resource Recovery Auth. Rev.:
 6.25% 12/13/05 (AMBAC Insured)  Aaa  4,000,000  4,370,000
 5.50% 12/13/04 (AMBAC Insured)  Aaa  2,000,000  2,085,000
 6.25% 12/13/05 (AMBAC Insured)  Aaa  2,000,000  2,185,000
Gull Lake Commty. School Dist.
(Cap. Appreciation) 0% 5/1/13
(FGIC Insured)  Aaa  3,000,000  1,256,250
Harbor Springs Pub. School Bldg. Unltd. Tax:
 0% 5/1/11 (AMBAC Insured)  Aaa  1,280,000  606,400
 0% 5/1/12 (AMBAC Insured)  Aaa  1,390,000  618,550
 0% 5/1/13 (AMBAC Insured)  Aaa  1,455,000  609,281
Hartland Consolidated School Dist. Unltd. Tax
5.125% 5/1/17 (FGIC Insured)  Aaa  2,375,000  2,259,219
Holly Area School Dist.:
 6.625% 5/1/03 (FGIC Insured)  Aaa  1,225,000  1,345,969
 6.625% 5/1/06 (FGIC Insured)  Aaa  1,150,000  1,285,125
Howell Pub. Schools Rfdg. Unltd. Tax
(Cap. Appreciation) 0% 5/1/10
(AMBAC Insured)  Aaa  1,130,000  567,825
Huron Valley School Dist. Rfdg. Unltd. Tax
(Cap. Appreciation) 0% 5/1/11
(FGIC Insured)  Aaa  5,830,000  2,754,675
Imlay City Commty. School Dist. Rfdg.
(Cap. Appreciation) 0% 5/1/06
(FGIC Insured)  Aaa  1,375,000  885,156
Kalamazoo City School Dist. Unltd. Tax
(School Bldg. & Site) 0% 5/1/07  Aa2  1,195,000  724,469
Kent County Refuse Disp. Sys. Ltd. Tax Rfdg.
8.40% 11/1/10  Aa  2,000,000  2,068,080
Kent Hosp. Fin. Auth. Rev. Rfdg. (Butterworth Hosp.)
Series A, 7.25% 1/15/13  A1  3,685,000  4,408,181
Lakeshore Pub. Schools (Berrien County) 6.80%
5/1/06 (MBIA Insured)  Aaa  1,000,000  1,138,750
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
MICHIGAN - CONTINUED
Lansing Bldg. Auth. Rev. (Deferred Interest) 0%
6/1/12 (AMBAC Insured)  Aaa $ 3,000,000 $ 1,305,000
Lowell Area School Unltd. Tax (Cap. Appreciation)
0% 5/1/15 (FGIC Insured) (Pre-Refunded to
5/1/05 @49.088) (d)  Aaa  11,375,000  3,810,625
Marquette City Hosp. Fin. Auth. Rev. Rfdg.
(Marquette Gen. Hosp.) Series C:
  7.50% 4/1/07
  (Pre-Refunded to 4/1/99 @102) (d)  A  1,000,000  1,073,750
  5.875% 4/1/11 (FSA Insured)  Aaa  2,750,000  2,866,875
  7.50% 4/1/19
  (Pre-Refunded to 4/1/99 @102) (d)  A  1,190,000  1,277,763
Mason Pub. Schools Dist. 6.50% 5/1/05
(FGIC Insured)  Aaa  1,200,000  1,321,500
Michigan Bldg. Auth. Rev.:
 Rfdg. Series I:
  6% 10/1/00  A1  1,375,000  1,435,156
  6.25% 10/1/20  A1  1,500,000  1,526,250
 Series II, 6.75% 10/1/11  A1  1,000,000  1,077,500
 (Chippewa Correctional)
 Series I, 0% 10/1/00 (d)  Aaa  2,275,000  1,959,344
 (Detroit Regional):
   Series I (d):
   0% 10/1/99 (Escrowed to Maturity)  Aaa  2,000,000  1,812,500
   0% 10/1/01 (Escrowed to Maturity)  Aaa  1,000,000  818,750
   0% 10/1/02 (Escrowed to Maturity)  Aaa  2,000,000  1,555,000
   0% 10/1/04 (Escrowed to Maturity)  Aaa  8,120,000  5,704,300
 6.25% 10/1/01 (AMBAC Insured)  Aaa  1,000,000  1,067,500
 (Facs. Prog.) Series I, 5.30% 10/1/10
 (AMBAC Insured)  Aaa  1,300,000  1,306,500
Michigan Comprehensive Trans. Rev. Rfdg.:
 Series II, 7.625% 5/1/11  A1  2,145,000  2,243,970
 Series B, 5.75% 5/15/04  A1  1,275,000  1,338,750
Michigan Gen. Oblig. (College Savings)
0% 8/1/01  Aa2  1,045,000  864,738
Michigan Hosp. Fin. Auth. Rev.:
 Rfdg. (Bay Med. Ctr.) Series A, 8.25% 7/1/12  A3  3,000,000  3,367,500
 Rfdg. (Detroit Med. Ctr. Sys.):
  Series A:
   6.375% 8/15/09  A2  1,000,000  1,047,500
   6.50% 8/15/18  A2  4,000,000  4,165,000
  Series B, 5.50% 8/15/23  A2  3,400,000  3,217,250
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
MICHIGAN - CONTINUED
Michigan Hosp. Fin. Auth. Rev.: - continued
 Rfdg. (McLaren Obligated Group) Series A,
 5.375% 10/15/13  A1 $ 4,280,000 $ 4,130,200
 Rfdg. (Mercy Health Svcs.) Series T,
 6% 8/15/06  Aa3  1,250,000  1,323,438
 Rfdg. (Sisters of Mercy Health Corp.) 5.375%
 8/15/14 (MBIA Insured)  Aaa  9,950,000  9,887,813
 (Crittenton Hosp.) 5.25% 3/1/14  A1  6,520,000  6,218,450
 (Daughters of Charity Health Sys.)
 5.50% 11/1/05  Aa  3,485,000  3,628,756
 (Daughters of Charity) (Providence Hosp.)
 7% 11/1/21  Aa  1,000,000  1,081,250
 (Mercy Health Svcs.):
  Series Q:
   6% 8/15/08 (AMBAC Insured)  Aaa  1,130,000  1,211,925
   6% 8/15/10 (AMBAC Insured)  Aaa  1,265,000  1,337,738
   5.375% 8/15/26 (AMBAC Insured)  Aaa  2,000,000  1,920,000
  Series R, 5.25% 8/15/10 (AMBAC Insured)  Aaa  2,195,000  2,186,769
 (Presbyterian Villages):
  6.40% 1/1/15  -  1,000,000  1,022,500
  6.50% 1/1/25  -  1,225,000  1,252,563
 (St. John Hosp. & Med. Ctr.):
  6% 5/15/08 (AMBAC Insured)  Aaa  1,615,000  1,744,200
  6% 5/15/09 (AMBAC Insured)  Aaa  1,710,000  1,840,388
Michigan Hsg. Dev. Auth. Rental Hsg. Rev. Series B:
 5.80% 4/1/19  A+  4,650,000  4,650,000
 7.55% 4/1/23  A+  4,750,000  5,011,250
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
 Series A:
  6.80% 12/1/16  AA+  8,000,000  8,520,000
  7.70% 12/1/16  AA+  2,490,000  2,589,600
  5.15% 12/1/26 (AMBAC Insured)  Aaa  2,500,000  2,512,500
 Series C:
  5.95% 12/1/14  AA+  2,500,000  2,518,750
  5.90% 12/1/15  AA+  2,000,000  2,015,000
  6% 12/1/16  AA+  2,500,000  2,518,750
  5.95% 12/1/17  AA+  2,905,000  2,937,681
Michigan Job Dev. Auth. Poll. Cont. Rev.
(General Motors Corp.) 5.55% 4/1/09  A3  8,825,000  8,847,063
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
MICHIGAN - CONTINUED
Michigan Muni. Bond Auth. Rev.:
 Rfdg. (Local Gov't. Loan Prog.) Series A:
  6% 10/1/03  Aa1 $ 2,490,000 $ 2,667,413
  0% 12/1/04 (FGIC Insured)  Aaa  2,000,000  1,390,000
  0% 12/1/05 (FGIC Insured)  Aaa  1,855,000  1,217,344
  0% 12/1/06 (FGIC Insured)  Aaa  5,000,000  3,106,250
  4.75% 12/1/09 (FGIC Insured)  Aaa  6,000,000  5,737,500
  (Cap. Appreciation) Series A, 0% 12/1/07
  (FGIC Insured)  Aaa  1,000,000  588,750
 (Local Govt. Loan Prog.) Group 19, 7.50%
 11/1/09 (AMBAC Insured)  Aaa  1,000,000  1,060,000
Michigan Pub. Pwr. Agcy. Rev. Rfdg.
(Belle River Proj.) Series A:
  5.70% 1/1/03  A1  2,000,000  2,092,500
  5.25% 1/1/18  A1  15,000,000  14,212,500
Michigan South Central Pwr. Agcy. Pwr. Supply Sys.
Rev. Rfdg.:
  5.90% 11/1/06 (MBIA Insured)  Aaa  3,000,000  3,210,000
  5% 11/1/09 (AMBAC Insured)  Aaa  1,675,000  1,651,968
Michigan State Univ. Rev.:
 Rfdg. Series A, 6.25% 8/15/15  Aa2  3,145,000  3,247,213
 6% 2/15/03 (AMBAC Insured)  Aaa  1,030,000  1,098,237
 6% 2/15/06 (AMBAC Insured)  Aaa  1,065,000  1,140,880
Michigan Strategic Fund Ltd. Oblig. Rev.:
 Rfdg. (Detroit Edison Co.):
  Series AA, 6.40% 9/1/25 (MBIA Insured)  Aaa  5,000,000  5,318,750
  Series BB:
   7% 7/15/08 (MBIA Insured)  Aaa  2,000,000  2,342,500
   6.50% 2/15/16 (FGIC Insured)  Aaa  1,250,000  1,325,000
   7% 5/1/21 (AMBAC Insured)  Aaa  8,500,000  10,200,000
 Rfdg. (Environmental Research Institute):
  6.25% 8/15/06  A-  2,660,000  2,796,325
  6.375% 8/15/12  A-  1,770,000  1,838,587
 Rfdg. (Ford Co. Proj.) Series A, 7.10% 2/1/06  A1  4,000,000  4,595,000
 (Gladwin Pines Nursing Home Proj.)
 (Midland Hosp. Ctr.) 8.75% 1/1/08  A-  1,640,000  1,698,138
 (Michigan Health Care Corp. Proj.)
 9.10% 12/1/14 (e)  -  1,795,000  323,100
Michigan Strategic Fund Poll. Cont. Rev. Rfdg.
(General Motors Corp.) 6.20% 9/1/20  A3  1,500,000  1,561,875
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
MICHIGAN - CONTINUED
Michigan Trunk Line Series A:
 5.75% 10/1/04  A1 $ 4,145,000 $ 4,362,613
 5.40% 11/1/11 (FGIC Insured)  A1  1,585,000  1,590,944
Mona Shores School Dist. & School Bldg. & Site
6.75% 5/1/10 (FGIC Insured)  Aaa  2,220,000  2,547,450
Monroe County Poll. Cont. Rev. (Detroit Edison Proj.)
Series CC, 7.50% 12/1/19 (AMBACInsured)  Aaa  5,000,000  5,456,250
Okemos Pub. School Dist. Rfdg.:
 (Cap Appreciation) 0% 5/1/12 (MBIA Insured)  Aaa  2,500,000  1,112,500
 0% 5/1/13 (MBIA Insured)  Aaa  1,700,000  709,750
Port Huron Area School Dist. Unltd. Tax
(Cap. Appreciation) (School Bldg. & Site)
0% 5/1/08  Aa2  1,975,000  1,110,937
Rochester Community School Dist. Rfdg. Unltd. Tax
5.625% 5/1/11 (FGIC Insured)  Aaa  1,000,000  1,038,750
Romulus Commty. Schools (Cap. Appreciation)
Series I, 0% 5/1/06 (FSA Insured)  Aaa  3,610,000  2,323,937
Royal Oak City School Dist. Unltd. Tax 0% 5/1/05
(AMBAC Insured)  Aaa  3,000,000  2,036,250
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Rfdg.
 (William Beaumont Hosp.):
  5.50% 1/1/14  Aa3  4,000,000  4,000,000
 (Cap. Appreciation) Series K, 0% 11/15/05  Aa3  5,910,000  3,885,825
St. Clair Shores Econ. Dev. Corp. Ltd. Oblig. Rev.
(Bon Secours Health Sys.) Series B,
7.50% 9/1/15  A2  1,900,000  2,035,375
St. John's Pub. Schools 6.50% 5/1/07
(FGIC Insured)  Aaa  1,400,000  1,571,500
Univ. of Michigan Hosp. Rev.:
Rfdg. 5.75% 12/1/12  Aa2  9,000,000  9,090,000
 Series 1990, 7% 12/1/21
 (Pre-Refunded to 12/1/00 @ 102) (d)  Aa  1,000,000  1,098,750
Vicksburg Commty. Schools 7% 5/1/07
(MBIA Insured)  Aaa  1,750,000  1,938,125
Walled Lake Cons. School Dist. Rfdg. 5.30%
5/1/09 (MBIA Insured)  Aaa  3,550,000  3,594,375
Wayne Charter County Arpt. Rev. (Sub. Lien)
(Detroit Metropolitan Arpt.):
  Rfdg. Series C, 5.25% 12/1/13
  (MBIA Insured)  Aaa  2,000,000  1,945,000
  Series B, 6.875% 12/1/11
  (MBIA Insured) (b)  Aaa  1,500,000  1,633,125
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
MICHIGAN - CONTINUED
Wayne County Bldg. Auth. Ltd. Tax Series A,
8% 3/1/17
(Pre-Refunded to 3/1/02 @ 102) (d)  Baa2 $ 2,250,000 $ 2,607,187
West Ottawa Pub. School Dist. Rfdg. 5.25%
5/1/10 (FGIC Insured)  Aaa  2,325,000  2,330,812
West Ottawa Pub. School Dist. Unltd. Tax
Gen. Oblig. (Cap. Appreciation) 0%
5/1/06 (MBIA Insured)
(Pre-Refunded to 5/1/05 @95.91) (d)  Aaa  4,110,000  2,686,912
Western Michigan Univ. Rev.:
Rfdg. 6.50% 7/15/21 (AMBAC Insured)
 (Pre-Refunded to 7/15/01 @102) (d)  Aaa  2,500,000  2,734,374
 1.67% 7/15/17 (FGIC Insured) (f)  Aaa  2,500,000  2,259,374
Western Townships Util. Auth. Swr. Disp. Sys.
Ltd. Tax 8.20% 1/1/18  BBB+  2,500,000  2,665,625
   396,900,982
PUERTO RICO - 1.3%
Puerto Rico Commonwealth Pub. Impt. Rfdg.
5.50% 7/1/99  Baa1  2,500,000  2,553,125
Puerto Rico Commonwealth Urban Renewal &
Hsg. Corp. Rfdg. 7.875% 10/1/04  Baa  2,800,000  3,027,500
   5,580,625
TOTAL MUNICIPAL BONDS
(Cost $401,071,869)    402,481,607
MUNICIPAL NOTES (A) - 9.7%
MICHIGAN - 9.7%
Dearborn Econ. Dev. Corp. Ltd. Oblig. Rev.
(Oakbrook Common Proj.) Series 91, 4.15%,
LOC Mellon Bank, N.A., VRDN  A-1  2,900,000  2,900,000
Delta County Econ. Dev. Corp. Envir. Impt. Rev.
(Mead Escanaba Paper Co. Proj.) VRDN:
  Series 1985 D, 4.05%,
  LOC Credit Suisse First Boston (BK)  P-1  900,000  900,000
  Series 1985 F, 4.05%
  LOC Bank of Nova Scotia  P-1  1,400,000  1,400,000
MUNICIPAL NOTES (A) - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
MICHIGAN - CONTINUED
Detroit Wtr. Supply Sys. Rev. Participating VRDN,
Series SG-6, 4.30% (MBIA Insured)
(Liquidity Facility Societe Generale, France) (g)  A-1+ $ 2,570,000 $
2,570,000
Michigan Higher Ed. Student Ln. Auth. Rev.
Series XII-F, 4.25% (BPA Kredietbank, NV)
(AMBAC Insured) VRDN  VMIG 1  2,200,000  2,200,000
Michigan Hosp. Fin. Auth. Rev., VRDN:
 Rfdg. (Mt. Clemens Gen. Hosp.) Series 1994,
 4.15%, LOC Comerica Bank - Detroit  VMIG 1  1,500,000  1,500,000
 (Hosp. Equip. Loan Prog.) Series A, 4.30%,
 LOC First of America Bank - Michigan  VMIG 1  300,000  300,000
 (St. Mary's Hosp. of Livonia) Series 1996 A,
 4.15%, LOC Comerica Bank - Detroit  VMIG 1  1,000,000  1,000,000
Michigan Hsg. Dev. Auth. Rental Hsg. Rev. Rfdg.
(Multi-family Hsg.) Series 1997 B, 4.15%,
LOC Landesbank Hessen-Thuringen, VRDN   VMIG 1  3,500,000  3,500,000
Michigan Hsg. Dev. Auth. Single Family Mtg.
Participating VRDN, Series PT-19, 4.40%
(Liquidity Facility Credit Suisse First Boston (BK))
(b) (g)  A-1+  680,000  680,000
Michigan Muni Bond Auth. RAN Series 1996-A,
4.50% 7/3/97  SP-1+  1,120,000  1,120,033
Michigan Strategic Fund Ltd. Oblig. Rev., VRDN:
 Rfdg. (Peachwood Ctr. Associates) Series 1995,
 4.15%, LOC NBD Bank NA  A-1+  1,500,000  1,500,000
 (Dow Chemical Co. Proj.) Series 1992,
 4.25%  P-1  2,000,000  2,000,000
 (Orbital Fluid Technologies, Inc. Proj.)
 Series 1996, 4.30%,
  LOC Comerica Bank - Detroit (b)  A-1+  1,000,000  1,000,000
Michigan Strategic Fund Poll. Cont. Rev., VRDN:
 Rfdg. (Consumers Pwr. Co. Proj.) Series 1988 A,
 4.05%, LOC Union Bank of Switzerland  P-1  6,700,000  6,700,000
 (Gen. Motors Corp. Composite) 4.20%  VMIG 2  2,900,000  2,900,000
Michigan Strategic Fund Solid Waste Disp. Rev.
(Grayling Gen. Station Proj.) Series 1990, 4.25%,
LOC Barclays Bank PLC, VRDN (b)   VMIG 1  2,300,000  2,300,000
Michigan Trunk Line Participating VRDN, Series
SG-87, 4.35%
(Liquidity Societe Generale, France) (g)  -  1,000,000  1,000,000
Midland County Econ. Dev. Corp. Econ. Dev. Ltd.
Oblig. Rev. (Dow Chemical Co. Proj.)
Series 1993 A, 4.10%, VRDN (b)  P-1  1,200,000  1,200,000
MUNICIPAL NOTES (A) - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
MICHIGAN - CONTINUED
Monroe County Econ. Dev. Corp. Rev. Rfdg.
(Detroit Edison) Series 1992 CC, 4.25%
LOC Barclays Bank PLC, VRDN  P-1 $ 300,000 $ 300,000
Univ. of Michigan Regents Hosp. Rev.
Series 1992 A, 4.05%, VRDN  VMIG 1  3,400,000  3,400,000
Univ. of Michigan Regents Rev. (Intercollegiate
Athletic) 4.10%, VRDN   VMIG 1  200,000  200,000
Univ. of Michigan Rev. (Medical Svc.)
Series 1995-A, 4.05%, VRDN  VMIG 1  2,400,000  2,400,000
Wayne Charter County Arpt. Rev. Rfdg.
(Detroit Metro. Wayne County) Series 1996 A,
4.25%, LOC Bayerische Landesbank,
VRDN (b)  VMIG 1  300,000  300,000
TOTAL MUNICIPAL NOTES
(Cost $43,270,033)   43,270,033
TOTAL INVESTMENTS - 100%
(Cost $444,341,902)   $ 445,751,640
FUTURES CONTRACTS
    EXPIRATION UNDERLYING FACE UNREALIZED
   DATE AMOUNT AT VALUE GAIN/(LOSS)
PURCHASED
82 30-Year Treasury Bond Contracts   Sept. 1997 $ 8,996,994 $ 110,131
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 2.0 %
SECURITY TYPE ABBREVIATIONS
RAN - Revenue Anticipation Notes
VRDN - Variable Rate Demand Notes
LEGEND
25. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
26. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
27. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
28. Security collateralized by an amount sufficient to pay interest and principal.
29. Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
30. Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date.
31. Provides evidence of ownership in one or more underlying municipal bonds.
The composition of long-term debt holdings
as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 74.0% AAA, AA, A 84.0%
Baa 3.3% BBB  2.1%
Ba 0.0% BB  0.0%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.6% CC, C  0.0%
  D  0.6%
The percentage not rated by both S&P and Moody's amounted to 0.7%. FMR has determined that unrated debt securities that are lower quality account for 0.2% of the total value of investment in securities.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
Health Care  22.6%
General Obligation  18.4
Electric Revenue  11.8
Water and Sewer   9.6
Housing  8.2
Escrowed/Prerefunded  7.0
Industrial Development  5.5
Others (individually less than 5%)   16.9
TOTAL  100.0%
INCOME TAX INFORMATION
At June 30, 1997, the aggregate cost of investment securities for income tax purposes was $444,341,902. Net appreciation aggregated $1,409,738, of which $18,885,640 related to appreciated invest-ment securities and $17,475,902 related to depreciated investment securities.
At December 31, 1996, the fund had a capital loss carryforward of approximately $676,169 which will expire on December 31, 2003.
At December 31, 1996, the fund was required to defer $2,475,010 of losses on futures contracts.
SPARTAN MICHIGAN MUNICIPAL INCOME FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS JUNE 30, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (cost $444,341,902) -                 $ 445,751,640
See accompanying schedule

Interest receivable                                                       5,674,375

 TOTAL ASSETS                                                             451,426,015

LIABILITIES

Payable to custodian bank                                   $ 157,187

Payable for investments purchased                            3,913,425

Payable for fund shares redeemed                             179,574

Distributions payable                                        278,892

Accrued management fee                                       125,985

Payable for daily variation on futures contracts             46,125

Other payables and accrued expenses                          89,519

 TOTAL LIABILITIES                                                        4,790,707

NET ASSETS                                                               $ 446,635,308

Net Assets consist of:

Paid in capital                                                          $ 445,220,924

Accumulated undistributed net realized gain (loss)                        (105,485)
on investments

Net unrealized appreciation (depreciation) on                             1,519,869
investments

NET ASSETS, for 39,364,453 shares outstanding                            $ 446,635,308

NET ASSET VALUE, offering price and redemption price per                  $11.35
share ($446,635,308 (divided by) 39,364,453 shares)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INVESTMENT INCOME                                                                $ 12,400,913
Interest

EXPENSES

Management fee                                                    $ 871,559

Transfer agent, accounting and custodian fees and                  380,774
expenses

Non-interested trustees' compensation                              1,937

Registration fees                                                  13,503

Audit                                                              14,716

Legal                                                              3,766

Miscellaneous                                                      1,153

 Total expenses before reductions                                  1,287,408

 Expense reductions                                                (38,293)       1,249,115

NET INVESTMENT INCOME                                                             11,151,798

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                             2,887,398

 Futures contracts                                                 173,205        3,060,603

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                             (1,518,647)

 Futures contracts                                                 110,131        (1,408,516)

NET GAIN (LOSS)                                                                   1,652,087

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                                  $ 12,803,885
 FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                         SIX MONTHS        YEAR ENDED
                                                         ENDED JUNE 30,    DECEMBER 31,
                                                         1997              1996
                                                         (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                               $ 11,151,798      $ 25,709,105
Net investment income

 Net realized gain (loss)                                 3,060,603         1,831,360

 Change in net unrealized appreciation (depreciation)     (1,408,516)       (12,978,543)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          12,803,885        14,561,922
FROM OPERATIONS

Distributions to shareholders                             (11,151,798)      (25,709,105)
From net interest income

 In excess of net interest income                         -                 (80,276)

 TOTAL DISTRIBUTIONS                                      (11,151,798)      (25,789,381)

Share transactions                                        30,255,050        57,025,517
Net proceeds from sales of shares

 Reinvestment of distributions                            8,252,343         19,641,907

 Cost of shares redeemed                                  (49,253,410)      (101,584,850)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          (10,746,017)      (24,917,426)
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 (9,093,930)       (36,144,885)

NET ASSETS

 Beginning of period                                      455,729,238       491,874,123

 End of period                                           $ 446,635,308     $ 455,729,238

OTHER INFORMATION
Shares

 Sold                                                     2,691,313         5,052,266

 Issued in reinvestment of distributions                  733,816           1,742,412

 Redeemed                                                 (4,383,687)       (9,019,787)

 Net increase (decrease)                                 (958,558)         (2,225,109)




FINANCIAL HIGHLIGHTS
      SIX MONTHS        YEARS ENDED DECEMBER 31,
      ENDED JUNE 30,
      1997

      (UNAUDITED)       1996                       1995   1994   1993 D   1992

SELECTED PER-SHARE DATA

Net asset value, beginning         $ 11.300    $ 11.560    $ 10.580    $ 12.340    $ 11.710    $ 11.410
of period

Income from Investment              .279        .630 E      .611        .687        .709        .733
Operations
Net interest income

 Net realized and unrealized        .050        (.258)      .980        (1.590)     .870        .320
 gain (loss)

 Total from investment              .329        .372        1.591       (.903)      1.579       1.053
 operations



Less Distributions

 From net interest income           (.279)      (.630)      (.611)      (.687)      (.709)      (.733)

 In excess of net                   -           (.002)      -           -           -           -
 interest income                               F

 From net realized gain             -           -           -           (.080)      (.240)      (.020)

 In excess of net realized          -           -           -           (.090)      -           -
gain

 Total distributions                (.279)      (.632)      (.611)      (.857)      (.949)      (.753)

Net asset value, end of period     $ 11.350    $ 11.300    $ 11.560    $ 10.580    $ 12.340    $ 11.710

TOTAL RETURN B                      2.96%       3.38%       15.41%      (7.50)      13.83%      9.54%
                                                                       %

RATIOS AND SUPPLEMENTAL
DATA

Net assets, end of period          $ 446,635   $ 455,729   $ 491,874   $ 433,694   $ 563,492   $ 463,816
(000 omitted)

Ratio of expenses to average        .57% A,     .59%        .59%        .57%        .59%        .61%
net assets after expense           C
reductions

Ratio of net interest income to     5.04% A     5.52%       5.49%       6.04%       5.79%       6.36%
average net assets

Portfolio turnover rate             14% A       29%         29%         18%         33%         15%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D EFFECTIVE JANUARY 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INTEREST INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
E NET INTEREST INCOME PER SHARE REFLECTS A PAYMENT OF APPROXIMATELY $.049 RECEIVED FROM AN ISSUER THAT IS IN BANKRUPTCY.
F THE AMOUNT SHOWN REFLECTS CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES (SEE NOTE 1 OF NOTES TO FINANCIAL STATEMENTS).

FIDELITY MICHIGAN MUNICIPAL MONEY MARKET FUND



PERFORMANCE: THE BOTTOM LINE


To measure a money market fund's performance, you can look at either total return or yield. Total return reflects the change in value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed the fund for certain expenses, the past five years and life of fund total returns would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED JUNE 30, 1997               PAST 6   PAST 1   PAST 5   LIFE OF
                                          MONTHS   YEAR     YEARS    FUND

Fidelity Michigan Municipal               1.54%    3.06%    14.26%   27.98%
 Money Market Fund

All Tax-Free Money Market Funds Average   1.53%    3.04%    14.13%   26.56%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on January 12, 1990. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the all tax-free money market funds average, which reflects the performance of all tax-free money market funds with similar objectives tracked by IBC Financial Data, Inc. The past six months average represents a peer group of 430 mutual funds. (The periods covered by the IBC Financial Data, Inc. numbers are the closest available match to those covered by the fund.)
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JUNE 30, 1997                     PAST 1   PAST 5   LIFE OF
                                                YEAR     YEARS    FUND

Fidelity Michigan Municipal                     3.06%    2.70%    3.36%
 Money Market Fund

All Tax-Free Money Market Funds Average         3.04%    2.68%    3.23%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
YIELDS

                               6/30/97   3/31/97    12/30/96   9/30/96   7/1/96



Fidelity Michigan Municipal    3.54%     2.89%      3.38%      3.18%     2.91%
Money Market Fund



All Tax-Free Money Market      3.48%     2.93%      3.32%      3.18%     2.89%
Funds Average



Fidelity Michigan Municipal    5.79%     4.72%      5.52%      5.20%     4.76%
Money Market Fund
Tax-equivalent




Row: 1, Col: 1, Value: 3.54
Row: 1, Col: 2, Value: 3.48
Row: 2, Col: 1, Value: 2.89
Row: 2, Col: 2, Value: 2.93
Row: 3, Col: 1, Value: 3.38
Row: 3, Col: 2, Value: 3.32
Row: 4, Col: 1, Value: 3.18
Row: 4, Col: 2, Value: 3.18
Row: 5, Col: 1, Value: 2.91
Row: 5, Col: 2, Value: 2.89
5% -
4% -
3% -
2% -
1% -
0%
Fidelity Michigan
Municipal Money
Market  Fund
All Tax-Free Money
Market Funds
Average
YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the all tax-free money market funds average as tracked by IBC Financial Data, Inc. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective 1997 federal and state income tax rate of 38.82%. A portion of the fund's income may be subject to the federal alternative minimum tax.
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE
Yields on tax-free investments
are usually lower than yields
on taxable investments.
However, a straight
comparison between the two
may be misleading because it
ignores the way taxes reduce
taxable returns. Tax-equivalent
yield - the yield you'd have to
earn on a similar taxable
investment to match the
tax-free yield - makes the
comparison more
meaningful. Keep in mind that
the U.S. government neither
insures nor guarantees a
money market fund. And there
is no assurance that a money
fund will maintain a $1 share
price.
(checkmark)
FIDELITY MICHIGAN MUNICIPAL MONEY MARKET FUND

FUND TALK: THE MANAGER'S OVERVIEW


NOTE TO SHAREHOLDERS: Diane McLaughlin became Portfolio Manager of Fidelity Michigan Municipal Money Market Fund on July 1, 1997, after the period ended.
Q. DIANE, WHAT WAS THE INVESTING ENVIRONMENT LIKE OVER THE PAST SIX MONTHS?
A. While the Federal Reserve Board in mid-1996 had stated its bias toward raising short-term interest rates to dampen economic growth and head off inflation, it had not acted by early 1997 and the market became complacent with steady Fed policy. That sentiment changed in late February, however, after Fed Chairman Alan Greenspan's Humphrey-Hawkins testimony before Congress. Greenspan outlined his concerns that low unemployment might exert upward pressure on the economy's core inflation. More importantly, he mentioned the possibility that the Fed might raise the rate banks charge each other for overnight loans - known as the fed funds target rate - from the 5.25% level it had maintained since January 1996. The rationale behind such a move would be to raise rates to curb inflation before it passed through to the consumer. Shortly after Greenspan's remarks, data for February showed an additional 293,000 non-farm jobs had been added to the economy, lowering unemployment to 5.3%. Interest rates rose as the Fed's March 25 Open Market Committee meeting approached and fears heightened that there would be a shift in Fed policy. At that meeting, the Fed raised the fed funds target rate by 0.25% to 5.50% as expected.
Q.  HOW HAS THE ECONOMY PERFORMED SINCE THE FED'S MARCH MEETING?
A. First quarter 1997 data indicated continued economic strength, with gross domestic product growing at a stronger-than-expected annual rate of nearly 6%. In addition, in April unemployment fell to 4.9%, the lowest level since 1973. Since then, economic data has shown signs of a slowdown during the second quarter. Perhaps more importantly, inflation continues to remain in check. In fact, in the first half of the year there were six consecutive monthly drops in the producer price index, and the first half of the year's consumer price index was the lowest in 10 years.
Q. WHAT WAS THE FUND'S STRATEGY DURING THE PERIOD?
A. Early in the period, the fund's maturity was at 47 days. As strong first-quarter economic data was released, however, the fund's maturity rolled down in anticipation of higher rates. The maturity reached a low of 19 days in early May, and ended the period at 24 days. Despite the lack of an increase in rates by the Fed, the fund didn't give up yield by having a shorter maturity. In fact, the fund actually picked up yield by having a larger percentage invested in variable-rate demand notes (VRDNs) - variable-rate securities that can be redeemed on short notice, typically one or seven days. Year-to-date, these VRDNs have been priced at historically attractive levels relative to the targeted fed funds rate.
Q. HOW DID THE FUND PERFORM?
A. The fund's seven-day yield on June 30, 1997, was 3.54%, compared to 3.39% six months ago. The latest yield was the equivalent of a taxable yield of 5.79% for Michigan investors in the 38.82% combined federal and state tax bracket. The fund's total return during the six-month period was 1.54%. That beat the total return of 1.53% for the all tax-free money market funds average, according to IBC Financial Data, Inc.
Q. WHAT'S YOUR OUTLOOK?
A. The Fed may not need to raise short-term rates further if the pace of economic growth persists without any significant signs of inflation. The fund plans to purchase one-year paper during the municipal market's annual note borrowing season. The rates offered by these securities typically increase as most borrowers issue notes at the same time, causing a temporary imbalance between supply and demand. The fund will, however, attempt to keep its maturity relatively neutral. This position will allow me to extend the fund's average maturity with higher-yielding notes, if a pick-up in economic growth in the third and fourth quarters leads to price increases and further action by the Fed.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: high current tax-free
income while maintaining
a stable $1 share price by
investing in high-quality,
short-term municipal money
market securities
TRADING SYMBOL: FMIXX
FUND NUMBER: 420
START DATE: January 12, 1990
SIZE: as of June 30, 1997,
more than $264 million
MANAGER: Diane
McLaughlin, since July 1997;
manager, various Fidelity
and Spartan municipal
money market funds; joined
Fidelity in 1992
(checkmark)

FIDELITY MICHIGAN MUNICIPAL MONEY MARKET FUND



INVESTMENT CHANGES


MATURITY DIVERSIFICATION
DAYS        % OF FUND ASSETS   % OF FUND ASSETS   % OF FUND ASSETS
            6/30/97            12/31/96           6/30/96

0 - 30       79                 69                 69

31 - 90      12                 11                   14

91 - 180     8                  9                  11

181 - 397    1                  11                 6

WEIGHTED AVERAGE MATURITY
                             6/30/97   12/31/96   6/30/96

Michigan Municipal
Money Market Fund            24 days   47 days    46 days

All Tax-Free Money Market
Funds Average*               44 days    51 days   50 days

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF JUNE 30, 1997 AS OF DECEMBER 31, 1996

Row: 1, Col: 1, Value: 69.0
Row: 1, Col: 2, Value: 15.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 14.0
Row: 1, Col: 5, Value: 2.0
Row: 1, Col: 1, Value: 66.0
Row: 1, Col: 2, Value: 17.0
Row: 1, Col: 3, Value: 2.0
Row: 1, Col: 4, Value: 11.0
Row: 1, Col: 5, Value: 4.0
Variable rate
demand notes
(VRDNs) 70%
Commercial
paper (including
CP mode) 15%
Tender bonds 0%
Municipal
notes 14%
Other 1%
Variable rate
demand notes
(VRDNs) 68%
Commercial
paper (including
CP mode) 17%
Tender bonds 1%
Municipal
notes 11%
Other 3%
* SOURCE: IBC'S MONEY FUND REPORT (registered trademark)
FIDELITY MICHIGAN MUNICIPAL MONEY MARKET FUND

INVESTMENTS JUNE 30, 1997 (UNAUDITED)
Showing Percentage of Total Value of Investments in Securities


MUNICIPAL SECURITIES (A) - 100.0%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
MICHIGAN - 100.0%
Cornell Township Econ. Dev. Corp. Ind. Dev. Rev. Rfdg. Bonds
(Mead-Escana Paper Co. Proj.) Series 1990, 3.60%
8/12/97, LOC Credit Suisse First Boston (BK) CP mode  $ 1,300,000 $
1,300,000
Delta County Econ. Dev. Corp. Envir. Impt. Rev.
(Mead-Escanaba Paper Co. Proj.) 4.15%,
LOC Union Bank of Switzerland, VRDN (b)  400,000  400,000
Detroit Downtown Dev. Auth. Rev. Rfdg. (Millender Ctr. Proj.)
Series 1988, 4.35%, LOC Sumitomo Bank Ltd., VRDN  1,000,000  1,000,000
Detroit School Dist. BAN 4.50% 5/1/98  3,600,000  3,617,424
Detroit Wtr. Supply Sys. Participating VRDN (c):
 Series SG-6, 4.30% (Liquidity Facility Societe Generale, France)
 (MBIA Insured)  3,000,000  3,000,000
 Series SG-64, 4.35% (Liquidity Facility Societe Generale, France)
 (MBIA Insured)  2,000,000  2,000,000
Detroit Wtr. & Swr. Disposal Rev. Bonds 6.75% 7/1/97  1,500,000  1,530,000
Flint Econ. Dev. Corp. Ltd. Oblig. Rev.
(Genessee County Real Estate Proj.) 4.20%,
LOC NBD Bank NA, VRDN (b)  1,000,000  1,000,000
Genesee County Econ Dev. Corp. Ltd. Oblig. Econ. Dev. Rev.
(Creative Foam Corp. Proj.) Series 1994, 4.20%,
LOC NBD Bank NA, VRDN (b)  3,000,000  3,000,000
Georgetown Charter Township Ind. Dev. Rev.
(J&F Steel Corp. Proj.) Series 1989, 4.30%,
LOC Societe Generale, France, VRDN (b)  1,000,000  1,000,000
Grand Rapids Econ. Dev. Corp. Ltd. Oblig. Rev.
(Holland Home Proj.) Series 1994 B, 4.20%,
LOC Old Kent Bank - Michigan, VRDN  2,250,000  2,250,000
Jackson County Econ. Dev. Corp. Rev.
(SPX Corp. Proj.) 3.85%,
LOC NBD Bank NA, VRDN  2,000,000  2,000,000
Kalamazoo Econ. Dev. Corp. Rev. Rfdg.
(La Quinta Motor Inns) Series 1991, 4.25%,
LOC NationsBank NA, VRDN  1,890,000  1,890,000
Livonia Econ. Dev. Corp., VRDN (b):
 (Ajluni Proj.) 4.20%, LOC NBD Bank NA  2,000,000  2,000,000
 (Foodland Distributors Corp.) 4.30%,
 LOC Comerica Bank - Detroit  2,100,000  2,100,000
Melvindale Econ. Dev. Corp. Rev. (Des Jardins Ltd.)
Series 1990 A, 4.50%,
LOC Comerica Bank - Detroit, VRDN (b)  600,000  600,000
Michigan Bldg. Auth. Rev. Bonds Series 1, 3.90% 10/1/97  1,000,000
1,000,600
Michigan Gen. Oblig. TAN 4.50% 9/30/97  13,400,000  13,424,144
Michigan Higher Ed. Auth. Rev. (Davenport College of Bus.)
Series 1997, 4.20%, LOC Old Kent Bank - Michigan, VRDN  1,000,000
1,000,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
MICHIGAN - CONTINUED
Michigan Higher Ed. Student Loan Auth. Rev., VRDN (b):
 Rfdg. Series XII-B, 4.25% (AMBAC Insured)
 (BPA Kredietbank, NV) $ 9,600,000 $ 9,600,000
 Rfdg. Series XII-F, 4.25% (MBIA Insured)
 (BPA Kredietbank, NV)  2,200,000  2,200,000
 Series XII-D, 4.25% (AMBAC Insured)
 (BPA Kredietbank, NV)  5,400,000  5,400,000
Michigan Hosp. Fin. Auth. REv., VRDN:
 (Chelsea Commty. Hosp.) Series 1995, 4.15%,
 LOC Comerica Bank - Detroit   1,000,000  1,000,000
 (Hospital Equip. Loan Prog.):
  Series 1995 A, 4.30%,
  LOC First of America Bank - Michigan  700,000  700,000
  Series A, 4.30%, LOC First of America Bank - Michigan  11,100,000
11,100,000
  4.30%, LOC First of America Bank - Michigan 4,200,000 4,200,000 Michigan Hsg. Dev. Auth. Multi-Family Hsg. Rev. Bonds
Series 1988 A (b):
  3.80% 8/7/97,
  LOC Credit Suisse First Boston (BK) CP mode  2,135,000  2,135,000
  3.75% 8/26/97,
  LOC Credit Suisse First Boston (BK) CP mode   4,000,000  4,000,000
  3.75% 8/27/97,
  LOC Credit Suisse First Boston (BK) CP mode 2,000,000 2,000,000 Michigan Hsg. Dev. Auth. Participating VRDN (b) (c):
 Series PT-19 4.40%
 (Liquidity Facility Credit Suisse First Boston (BK)) 6,670,000 6,670,000 Series PT-38, 4.40%
 (FSA Insured) (Liquidity Facility Commerzbank AG) 4,710,000 4,710,000 Series PT-58, 4.40%
 (Liquidity Facility Credit Suisse First Boston (BK) 8,175,000 8,175,000 Michigan Hsg. Dev. Auth. Rental Rev., VRDN:
 Series 1994 C, 4.35%,
 LOC Credit Suisse First Boston (BK)  1,000,000  1,000,000
 Series 1997 B, 4.15%,
 LOC Landesbank Hessen-Thuringen  5,300,000  5,300,000
Michigan Muni. Bond Auth. RAN:
 Series 1996 A, 4.50% 7/3/97  13,500,000  13,500,419
 Series 1996 B, 4.50% 7/25/97  2,000,000  2,000,631
 Series 1996 D, 4.50% 9/19/97  5,000,000  5,005,607
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
MICHIGAN - CONTINUED
Michigan Strategic Fund Ind. Dev. Rev., VRDN:
 (Althaus Family Investors II) Series 1997, 4.35%,
 LOC Huntington Nat'l. Bank Columbus OH $ 2,800,000 $ 2,800,000
 (Michigan Sugar Co.-Croswell Proj.) 4.20%,
 LOC SunTrust Bank of Atlanta  2,500,000  2,500,000
Michigan Strategic Fund Ltd. Oblig. Rev., VRDN:
 (C-Tec, Inc. Proj.) 4.30%, LOC SunTrust Bank of Atlanta (b)  1,500,000
1,500,000
 (Detroit Edison) 4.25%, LOC Barclays Bank PLC  2,800,000  2,800,000
 (Doss Ind. Dev. Co.) 4.20%,
 LOC NBD Bank NA  3,800,000  3,800,000
 (Envir. Quality Co. Proj.) Series 1995, 4.30%,
 LOC Comerica Bank - Detroit  1,500,000  1,500,000
 (Hi Tech Mold & Engineering) 4.20%,
 LOC NBD Bank NA (b)  1,200,000  1,200,000
 (Michigan Sugar Co.Caro Proj.) Series 1991,4.20%,
 LOC SunTrust Bank of Atlanta  1,500,000  1,500,000
 (Orbital Fluid Tech Proj.) Series 1996,
  4.30%, LOC Comerica Bank - Detroit (b)  2,500,000  2,500,000
 (PBL Enterprises, Inc.) Series 1997, 4.40%,
 LOC Comerica Bank - Detroit (b)  3,500,000  3,500,000
 (R.H. Wyner Proj.) Series 1996, 4.20%,
 LOC State Street Bank & Trust Co. Boston  2,125,000  2,125,000
 (TEI Investments, LLC Proj.) 4.30%,
 LOC Comerica Bank - Detroit (b)  1,000,000  1,000,000
 (The Spiratex Co. Proj.) Series 1994, 4.20%
 LOC NBD Bank NA (b)  2,600,000  2,600,000
 (Ultimate Hydroforming Inc. Proj.) 4.20%,
 LOC NBD Bank NA (b)  800,000  800,000
 (Uni Boring Co. Inc. Proj.) Series 1992, 4.20%
 LOC NBD NA  1,800,000  1,800,000
 (United Waste Sys. Proj.) Series 1995, 4.30%,
 LOC Bank of America  4,300,000  4,300,000
Michigan Strategic Fund Poll. Cont. Rev., VRDN:
 Rfdg. (Consumers Pwr. Co. Proj.) Series 1988 A, 4.05%,
 LOC Union Bank of Switzerland  3,700,000  3,700,000
 (General Motors Corp. Proj.) 4.20%  5,790,000  5,790,000
Michigan Strategic Fund Rev. Bonds
(Dow Chemical):
  Series 1986:
   3.55% 7/14/97, CP mode  2,000,000  2,000,000
  , 3.80% 7/16/97, CP mode  2,000,000  2,000,000
   3.65% 8/11/97, CP mode  2,000,000  2,000,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
MICHIGAN - CONTINUED
Michigan Strategic Fund Rev. Bonds - continued
(Dow Chemical): - continued
  Series 1988 (b):
   3.95% 7/18/97, CP mode $ 3,700,000 $ 3,700,000
   4% 8/7/97, CP mode  2,000,000  2,000,000
   3.85% 8/13/97, CP mode  3,000,000  3,000,000
   3.90% 8/14/97, CP mode  3,000,000  3,000,000
   3.70% 8/20/97, CP mode  4,700,000  4,700,000
   3.80% 8/20/97, CP mode  3,000,000  3,000,000
Michigan Strategic Fund Solid Waste Disp. Rev., VRDN:
 (Grayling Gen. Station Proj.) Series 1990, 4.25%,
 LOC Barclays Bank Ltd. (b)  8,900,000  8,900,000
 (Great Lakes Recovery) 4.25%,
 LOC NBD Bank NA (b)  3,000,000  3,000,000
Michigan Trunk Line Participating VRDN (c):
 Series SG-44, 4.35%
 (Liquidity Facility Societe Generale, France)  5,830,000  5,830,000
 Series SG-87, 4.35% (FGIC Insured)
 (Liquidity Facility Societe Generale, France)  3,000,000  3,000,000
Mona Shores School Dist. Participating VRDN,
Series SG-26, 4.35%
(Liquidity Facility Societe Generale, France) (c) 8,175,000 8,175,000 Monroe Poll. Cont. Participating VRDN,
Series 97M, 4.40% (AMBAC Insured)
(Liquidity Facility Caisse Des Depots et Consignations) (b)(c)  3,515,000
3,515,000
Rochester Hills Econ. Dev. Corp. Ltd. Oblig. Rev.
(Cardell Corp.) 4.25%,
LOC Comerica Bank - Detroit, VRDN (b)  200,000  200,000
Sterling Heights Econ. Dev. Corp. Ltd. Oblig. Rev.
(Cherrywood Ctr. Assoc. Proj.) 4.30%,
LOC Comerica Bank - Detroit, VRDN (b)  4,700,000  4,700,000
Tolfree Memorial Hosp. Corp. Rev., VRDN:
 Series 1996 B, 4.20%,
 LOC First of America Bank - Michigan  3,500,000  3,500,000
 Series 1997 D, 4.20%,
 LOC First of America Bank - Michigan  1,600,000  1,600,000
Wayne County Arpt. Rev. Rfdg., VRDN (b):
 Series 1996 A, 4.25%,
 LOC Bayerische Landesbank Girozentrale  11,400,000  11,400,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
MICHIGAN - CONTINUED
Wayne County Arpt. Rev. Rfdg., VRDN (b): - continued
 Series 1996 B, 4.20%,
 LOC Bayerische Landesbank Girozentrale $ 1,000,000 $ 1,000,000
Wayne County Downriver Swr. Disposal Sys. Bonds,
3.80% 10/9/97, LOC Comerica Bank - Detroit, CP mode  5,460,000  5,460,000
TOTAL INVESTMENTS - 100%   $264,203,825
Total Cost for Income Tax Purposes  $ 264,203,825
SECURITY TYPE ABBREVIATIONS
BAN - Bond Anticipation Notes
CP - Commercial Paper
RAN - Revenue Anticipation Notes
VRDN - Variable Rate Demand Notes
LEGEND
1. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
2. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
3. Provides evidence of ownership in one or more underlying municipal bonds.
INCOME TAX INFORMATION
At December 31, 1996, the fund had a capital loss carryforward of approximately $96,800 of which $1,600, $1,700, $10,300, $39,100, $4,800 and
$39,300 will expire on December 31, 1998, 1999, 2001, 2002, 2003 and 2004,
respectively.
FIDELITY MICHIGAN MUNICIPAL MONEY MARKET FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS JUNE 30, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value -                                      $ 264,203,825
See accompanying schedule

Cash                                                                       2,145,268

Interest receivable                                                        2,115,713

 TOTAL ASSETS                                                              268,464,806

LIABILITIES

Payable for investments purchased                           $ 3,617,424

Distributions payable                                        23,248

Accrued management fee                                       86,137

Other payables and accrued expenses                          61,551

 TOTAL LIABILITIES                                                         3,788,360

NET ASSETS                                                                $ 264,676,446

Net Assets consist of:

Paid in capital                                                           $ 264,781,678

Accumulated net realized gain (loss) on investments                        (105,232)

NET ASSETS, for 264,781,678 shares outstanding                            $ 264,676,446

NET ASSET VALUE, offering price and redemption price per                   $1.00
share ($264,676,446 (divided by) 264,781,678 shares)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INTEREST INCOME                                                               $ 4,760,359

EXPENSES

Management fee                                                    $ 506,450

Transfer agent, accounting and custodian fees and                  251,959
expenses

Non-interested trustees' compensation                              841

Registration fees                                                  20,085

Audit                                                              18,881

Legal                                                              3,362

Miscellaneous                                                      1,913

 Total expenses before reductions                                  803,491

 Expense reductions                                                (1,932)     801,559

NET INTEREST INCOME                                                            3,958,800

NET REALIZED GAIN (LOSS) ON INVESTMENTS                                        (8,446)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                          $ 3,950,354


STATEMENT OF CHANGES IN NET ASSETS

                                                          SIX MONTHS ENDED    YEAR ENDED
                                                          JUNE 30, 1997       DECEMBER 31,
                                                          (UNAUDITED)         1996

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 3,958,800         $ 6,967,085
Net interest income

 Net realized gain (loss)                                  (8,446)             (39,267)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           3,950,354           6,927,818
FROM OPERATIONS

Distributions to shareholders from net interest income     (3,958,800)         (6,967,085)

Share transactions at net asset value of $1.00 per         295,793,367         498,526,631
share
Proceeds from sales of shares

 Reinvestment of distributions from net interest           3,778,067           6,658,005
income

 Cost of shares redeemed                                   (295,478,200)       (475,812,666)

 NET INCREASE (DECREASE) IN NET ASSETS AND SHARES          4,093,234           29,371,970
RESULTING FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  4,084,788           29,332,703

NET ASSETS

 Beginning of period                                       260,591,658         231,258,955

 End of period                                            $ 264,676,446       $ 260,591,658



FINANCIAL HIGHLIGHTS
      SIX MONTHS        YEARS ENDED DECEMBER 31,
      ENDED JUNE 30,
      1997

      (UNAUDITED)       1996                       1995   1994   1993   1992


SELECTED PER-SHARE
DATA

Net asset value,               $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000
beginning of period

Income from Investment          .015        .030        .033        .024        .020        .026
Operations
Net interest income



Less Distributions

 From net interest              (.015)      (.030)      (.033)      (.024)      (.020)      (.026)
income

Net asset value, end           $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000
of period

TOTAL RETURN B                  1.54%       3.00%       3.38%       2.44%       1.98%       2.66%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period      $ 264,676   $ 260,592   $ 231,259   $ 221,735   $ 175,190   $ 160,817
(000 omitted)

Ratio of expenses to            .63% A      .62%        .63%        .61%        .62%        .49%
average net assets                                                                         C

Ratio of expenses to            .62% A      .61%        .63%        .61%        .62%        .49%
average net assets             ,D          D
after expense
reductions

Ratio of net interest           3.08% A     2.96%       3.32%       2.45%       1.96%       2.64%
income to average
net assets


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended June 30, 1997 (Unaudited)




25. SIGNIFICANT ACCOUNTING POLICIES.
Spartan Michigan Municipal Income Fund(the income fund) (formerly Fidelity Michigan Municipal Income fund) is a fund of Fidelity Municipal Trust. Fidelity Michigan Money Market Fund (the money market fund) is a fund of Fidelity Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware business trust, respectively. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the money market fund and the income fund:
SECURITY VALUATION.
 INCOME FUND. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
MONEY MARKET FUND. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter
M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. For the money market fund, accretion of market discount represents unrealized gain until realized at the time of a security disposition or maturity.
EXPENSES. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures and options transactions, market discount and losses deferred due to futures and options.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Accumulated undistributed net realized gain
(loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Distributions in excess of net investment income may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
26. OPERATING POLICIES.
FUTURES CONTRACTS. The income fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
27. PURCHASES AND SALES OF INVESTMENTS.
INCOME FUND Purchases and sales of securities, other than short-term securities, aggregated $28,504,821 and $62,450,908, respectively.
The market value of futures contracts opened and closed during the period amounted to $17,704,751 and $8,880,962, respectively.
28. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As each fund's investment adviser, Fidelity Management & Research Company (FMR) receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of each fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to
 .3700% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fees were equivalent to annualized rates of .39% and .40%, respectively of average net assets for the income and money market funds, respectively.
SUB-ADVISER FEE. As the money market fund's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian and transfer and shareholder servicing agent for the funds. UMB has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds' transfer and shareholder servicing agent and accounting functions. The funds pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses. For the period, FSC received transfer agent and accounting fees amounting to $275,438 and $92,237 for the income fund and $215,671 and $28,620 for the money market fund, respectively.
For the period, the transfer agent fees were equivalent to an annualized rate of .13% and .17% of average net assets for the income fund and the money market fund, respectively.
Shareholders participating in the Fidelity Ultra Service Account(registered trademark) Program (the Program) pay a $5.00 monthly fee to Fidelity Brokerage Services, Inc. (FBSI), an affiliate of FMR, for performing services associated with the Program. For the period, fees paid to FBSI by shareholders participating in the Program amounted to $4,390.
29. EXPENSE REDUCTIONS.
Effective April 1, 1997, FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of .55% of the income fund's average net assets. For the period, the reimbursement reduced expenses by $36,313.
5. EXPENSE REDUCTIONS - CONTINUED
In addition, each fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the custodian and transfer agent fees were reduced by $1,079 and $901, respectively, for the income fund and $0 and $1,932, respectively, for the money market fund, under these arrangements.
PROXY VOTING RESULTS


A special meeting of the Fidelity Michigan Municipal Money Market Fund shareholders was held on July 16, 1997. The results of votes taken among shareholders on proposals are listed below.
PROPOSAL 1
To elect as Trustees the following twelve nominees.
 # OF  % OF
 SHARES VOTED SHARES VOTED
J. GARY BURKHEAD
Affirmative 444,689,929.498 96.136
Withheld 17,871,441.790 3.864
 TOTAL 462,561,371.288 100.000
RALPH F. COX
Affirmative 443,768,598.498 95.937
Withheld 18,792,772.790 4.063
 TOTAL 462,561,371.288 100.000
PHYLLIS BURKE DAVIS
Affirmative 443,103,899.148 95.794
Withheld 19,457,472.140 4.206
 TOTAL 462,561,371.288 100.000
ROBERT M. GATES
Affirmative 443,950,387.378 95.977
Withheld 18,610,983.910 4.023
 TOTAL 462,561,371.288 100.000
EDWARD C. JOHNSON 3RD
Affirmative 444,259,190.958 96.043
Withheld 18,302,180.330 3.957
 TOTAL 462,561,371.288 100.000
E. BRADLEY JONES
Affirmative 442,923,945.528 95.755
Withheld 19,637,425.760 4.245
 TOTAL 462,561,371.288 100.000
 # OF  % OF
 SHARES VOTED SHARES VOTED
DONALD J. KIRK
Affirmative 444,464,359.398 96.088
Withheld 18,097,011.890 3.912
 TOTAL 462,561,371.288 100.000
PETER S. LYNCH
Affirmative 444,937,445.098 96.190
Withheld 17,623,926.190 3.810
 TOTAL 462,561,371.288 100.000
WILLIAM O. MCCOY
Affirmative 444,154,888.538 96.021
Withheld 18,406,482.750 3.979
 TOTAL 462,561,371.288 100.000
GERALD C. MCDONOUGH
Affirmative 443,149,018.198 95.803
Withheld 19,412,353.090 4.197
 TOTAL 462,561,371.288 100.000
MARVIN L. MANN
Affirmative 444,770,167.908 96.154
Withheld 17,791,203.380 3.846
 TOTAL 462,561,371.288 100.000
THOMAS R. WILLIAMS
Affirmative 444,019,634.298 95.992
Withheld 18,541,736.990 4.008
 TOTAL 462,561,371.288 100.000
PROPOSAL 2
To ratify the selection of Coopers & Lybrand L.L.P. as independent accountants of the trust.
 # OF  % OF
 SHARES VOTED SHARES VOTED
Affirmative     435,395,650.683    94.127

Against         13,012,889.495     2.813

Abstain         14,152,831.110     3.060

TOTAL           462,561,371.288    100.000

PROPOSAL 3
To amend the Trust Instrument to provide voting rights based on a shareholder's total dollar investment in a fund, rather than on the number of shares owned.
 # OF TRUST % OF TRUST
 SHARES VOTED SHARES VOTED
Affirmative     409,553,827.698   88.540

Against         31,050,994.330    6.713

Abstain         21,856,323.260     4.725

Not Voted       100,226.000        .022

TOTAL           462,561,371.288    100.000

 # OF FUND % OF FUND
 SHARES VOTED SHARES VOTED
Affirmative     123,195,674.730    87.113

Against         11,069,853.055    7.827

Abstain         7,155,455.420      5.060

TOTAL           141,420,983.205    100.000

PROPOSAL 4
To approve an amended management contract for the fund that would reduce the management fee payable to FMR by the fund as FMR's assets under management increase.
 # OF  % OF
 SHARES VOTED SHARES VOTED
Affirmative     118,860,493.150    84.047

Against         11,375,896.885     8.044

Abstain         11,184,593.170     7.909

TOTAL           141,420,983.205    100.000

PROPOSAL 5
Senior Securities - To add the ability to issue senior securities to the extent permitted under the Investment Company Act of 1940 Act.
 # OF  % OF
 SHARES VOTED SHARES VOTED
Affirmative     114,718,335.680    81.118

Against         13,791,069.795     9.752

Abstain         12,911,577.730     9.130

TOTAL           141,420,983.205    100.000

PROPOSAL 6
Borrowing - To amend the borrowing limitation to require a reduction in borrowing if borrowings exceed the 33 1/3% limit for any reason rather than solely because of a decline in net assets.
 # OF  % OF
 SHARES VOTED SHARES VOTED
Affirmative     115,044,543.180    81.349

Against         14,002,096.055     9.901

Abstain         12,374,343.970     8.750

TOTAL           141,420,983.205    100.000

PROPOSAL 7
Concentration - To standardize language and explicitly exclude "tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision thereof" from the limitation on industry concentration.
 # OF  % OF
 SHARES VOTED SHARES VOTED
Affirmative     117,166,083.345    82.849

Against        13,470,024.720      9.525

Abstain        10,784,875.140      7.626

TOTAL          141,420,983.205     100.000

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day. BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.
1
 For quotes.*
2
 For account balances and holdings.
3
 To review orders and mutual
fund activity.
4
 To change your PIN.
5
 To speak to a Fidelity representative.
*
0
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services. (PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC
(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC
(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request. (LETTER_GRAPHIC)(LETTER_GRAPHIC)(LETTER_GRAPHIC)(LETTER_GRAPHIC)(LETTER_GR
PHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)(LETTER_GRAPHIC)(LETTER_GRAPHIC)(LETTER_GRAPHIC)(LETTER_GR
PHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 193
Boston, MA 02210-0193
(LETTER_GRAPHIC)(LETTER_GRAPHIC)(LETTER_GRAPHIC)(LETTER_GRAPHIC)(LETTER_GR
PHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research
Company
Boston, MA
INVESTMENT SUB-ADVISER,
MONEY MARKET FUND
FMR Texas Inc.
Irving, TX
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President, FIXED INCOME FUNDS
Boyce Greer, Vice President, MONEY
MARKET FUNDS
David L. Murphy, Vice President -
INCOME FUND
Diane M. McLaughlin, Vice President - MONEY MARKET FUND
Arthur S. Loring, Secretary
Richard A. Silver, Treasurer
Thomas D. Maher, Assistant
Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
  and
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
UMB Bank, n.a
Kansas City, MO
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Account Balances  1-800-544-7544
Exchanges/Redemptions  1-800-544-7777
Mutual Fund Quotes   1-800-544-8544
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
* INDEPENDENT TRUSTEES
 AUTOMATED LINE FOR QUICKEST SERVICE

SPARTAN(registered trademark)


(registered trademark)
OHIO MUNICIPAL INCOME
FUND
(FORMERLY FIDELITY OHIO MUNICIPAL INCOME FUND)
AND
FIDELITY
OHIO MUNICIPAL MONEY MARKET
FUND
SEMIANNUAL REPORT
JUNE 30, 1997
CONTENTS



PRESIDENT'S MESSAGE                         3     Ned Johnson on investing
                                                  strategies.

SPARTAN OHIO MUNICIPAL INCOME FUND

 PERFORMANCE                                4     How the fund has done over time.

 FUND TALK                                  7     The manager's review of fund
                                                  performance, strategy and outlook.

 INVESTMENT CHANGES                         10    A summary of major shifts in the
                                                  fund's investments over the past six
                                                  months
                                                  and one year.

 INVESTMENTS                                11    A complete list of the fund's
                                                  investments with their market
                                                  values.

 FINANCIAL STATEMENTS                       22    Statements of assets and liabilities,
                                                  operations, and changes in net
                                                  assets,
                                                  as well as financial highlights.

FIDELITY OHIO MUNICIPAL MONEY MARKET FUND

 PERFORMANCE                                26    How the fund has done over time.

 FUND TALK                                  28    The manager's review of fund
                                                  performance, strategy and outlook.

 INVESTMENT CHANGES                         30    A summary of major shifts in the
                                                  fund's investments over the past six
                                                  months
                                                  and one year.

 INVESTMENTS                                31    A complete list of the fund's
                                                  investments with their market
                                                  values.

 FINANCIAL STATEMENTS                       39    Statements of assets and liabilities,
                                                  operations, and changes in net
                                                  assets,
                                                  as well as financial highlights.

NOTES                                       43    Notes to the financial statements.

PROXY VOTING RESULTS                        46


To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THIS REPORT IS NOT AUTHORIZED
FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY
AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST
OR SEND
MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Through the first six months of 1997, stock and bond markets experienced the kind of short-term volatility that can affect them periodically. The stock market rebounded strongly from its early spring correction to continue on its record-setting pace, as seen by the roughly 20% year-to-date gain by the Standard & Poor's 500 Index. The bond market posted moderate returns over the first half of the year, as positive news on the inflation front helped soften the effects of a hike in short-term interest rates by the Federal Reserve Board in late March.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government. Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d

SPARTAN OHIO MUNICIPAL INCOME FUND

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits the fund earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JUNE 30, 1997          PAST 6   PAST 1   PAST 5   PAST 10
                                     MONTH    YEAR     YEARS    YEARS
                                     S

Spartan Ohio Municipal Income Fund   2.82%    8.04%    38.37%   116.19%

Lehman Brothers Ohio 4 Plus Year     3.06%    8.13%    n/a      n/a
 Municipal Bond Index

Ohio Municipal Debt Funds Average    2.67%    7.50%    36.98%   109.94%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Ohio 4 Plus Year Municipal Bond Index - a total return performance benchmark for Ohio investment-grade municipal bonds with maturities of at least four years. To measure how the fund's performance stacked up against its peers, you can compare it to the Ohio municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 52 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JUNE 30, 1997                PAST 1   PAST 5   PAST 10
                                           YEAR     YEARS    YEARS

Spartan Ohio Municipal Income Fund         8.04%    6.71%    8.01%

Lehman Brothers Ohio 4 Plus Year           8.13%    n/a      n/a
 Municipal Bond Index

Ohio Municipal Debt Funds Average          7.50%    6.49%    7.68%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each funds total return, then taking the arithmetic average. This may produce a slightly different figure then that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
  1987/06/30      10000.00                    10000.00
  1987/07/31      10146.32                    10102.00
  1987/08/31      10156.60                    10124.73
  1987/09/30       9625.84                     9751.43
  1987/10/31       9637.82                     9785.95
  1987/11/30       9899.16                    10041.46
  1987/12/31      10081.60                    10187.16
  1988/01/31      10546.68                    10550.03
  1988/02/29      10687.36                    10661.54
  1988/03/31      10410.16                    10537.87
  1988/04/30      10461.46                    10617.96
  1988/05/31      10534.28                    10587.27
  1988/06/30      10731.89                    10742.16
  1988/07/31      10826.55                    10812.20
  1988/08/31      10848.68                    10821.72
  1988/09/30      11050.33                    11017.59
  1988/10/31      11285.10                    11211.50
  1988/11/30      11199.85                    11108.80
  1988/12/31      11384.96                    11222.45
  1989/01/31      11549.00                    11454.53
  1989/02/28      11451.43                    11323.83
  1989/03/31      11452.53                    11296.77
  1989/04/30      11761.89                    11564.95
  1989/05/31      12017.71                    11805.16
  1989/06/30      12174.46                    11965.47
  1989/07/31      12275.09                    12128.32
  1989/08/31      12148.63                    12009.58
  1989/09/30      12091.16                    11973.79
  1989/10/31      12247.17                    12120.23
  1989/11/30      12423.86                    12332.34
  1989/12/31      12521.84                    12433.22
  1990/01/31      12404.34                    12374.41
  1990/02/28      12544.65                    12484.54
  1990/03/31      12558.92                    12488.29
  1990/04/30      12368.01                    12397.87
  1990/05/31      12688.42                    12668.52
  1990/06/30      12819.39                    12779.87
  1990/07/31      13012.11                    12967.74
  1990/08/31      12807.45                    12779.44
  1990/09/30      12905.28                    12786.73
  1990/10/31      13089.30                    13018.68
  1990/11/30      13396.71                    13280.49
  1990/12/31      13460.86                    13338.26
  1991/01/31      13610.12                    13517.26
  1991/02/28      13695.89                    13634.86
  1991/03/31      13720.99                    13639.76
  1991/04/30      13935.03                    13821.17
  1991/05/31      14049.07                    13944.04
  1991/06/30      13998.51                    13930.24
  1991/07/31      14191.31                    14099.91
  1991/08/31      14333.25                    14285.60
  1991/09/30      14502.81                    14471.60
  1991/10/31      14633.46                    14601.85
  1991/11/30      14658.91                    14642.59
  1991/12/31      15001.59                    14956.82
  1992/01/31      15028.25                    14990.92
  1992/02/29      15037.98                    14995.71
  1992/03/31      15026.88                    15001.26
  1992/04/30      15147.80                    15134.77
  1992/05/31      15352.91                    15312.91
  1992/06/30      15623.73                    15569.86
  1992/07/31      16074.92                    16036.65
  1992/08/31      15895.59                    15880.29
  1992/09/30      15990.00                    15984.15
  1992/10/31      15698.99                    15827.02
  1992/11/30      16117.30                    16110.48
  1992/12/31      16301.24                    16274.97
  1993/01/31      16514.22                    16464.25
  1993/02/28      17102.50                    17059.76
  1993/03/31      16902.73                    16879.44
  1993/04/30      17057.80                    17049.75
  1993/05/31      17143.67                    17145.57
  1993/06/30      17428.82                    17431.73
  1993/07/31      17454.68                    17454.57
  1993/08/31      17860.98                    17817.97
  1993/09/30      18074.67                    18020.92
  1993/10/31      18086.55                    18055.70
  1993/11/30      17932.75                    17896.63
  1993/12/31      18348.46                    18274.43
  1994/01/31      18571.48                    18483.12
  1994/02/28      18078.46                    18004.41
  1994/03/31      17313.53                    17271.27
  1994/04/30      17445.53                    17417.73
  1994/05/31      17564.01                    17568.74
  1994/06/30      17537.19                    17461.40
  1994/07/31      17814.41                    17781.46
  1994/08/31      17870.90                    17842.99
  1994/09/30      17653.20                    17581.05
  1994/10/31      17309.83                    17268.81
  1994/11/30      16929.67                    16956.59
  1994/12/31      17330.73                    17329.81
  1995/01/31      17850.78                    17825.09
  1995/02/28      18346.30                    18343.45
  1995/03/31      18535.96                    18554.21
  1995/04/30      18574.42                    18576.11
  1995/05/31      19120.29                    19168.87
  1995/06/30      18954.78                    19002.10
  1995/07/31      19059.42                    19182.24
  1995/08/31      19282.17                    19425.47
  1995/09/30      19434.22                    19548.43
  1995/10/31      19692.83                    19832.67
  1995/11/30      19999.37                    20161.69
  1995/12/31      20171.83                    20355.45
  1996/01/31      20325.57                    20509.13
  1996/02/29      20192.37                    20370.69
  1996/03/31      19905.85                    20110.36
  1996/04/30      19828.12                    20053.44
  1996/05/31      19805.29                    20045.42
  1996/06/30      20009.85                    20263.72
  1996/07/31      20182.66                    20448.12
  1996/08/31      20179.38                    20443.21
  1996/09/30      20497.51                    20729.41
  1996/10/31      20746.47                    20963.86
  1996/11/30      21138.13                    21347.50
  1996/12/31      21024.92                    21257.84
  1997/01/31      21075.38                    21298.02
  1997/02/28      21246.62                    21493.54
  1997/03/31      20945.13                    21207.03
  1997/04/30      21087.49                    21384.53
  1997/05/31      21382.27                    21706.15
  1997/06/30      21618.72                    21937.32
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Spartan Ohio Municipal Income Fund on June 30, 1987. As the chart shows, by June 30, 1997, the value of the investment would have grown to $21,619 a 116.19% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year - did over the same period. With dividends reinvested, the same $10,000 would have grown to $21,937 - a 119.37% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday
is no guarantee of how it
will do tomorrow. Bond
prices, for example,
generally move in the
opposite direction of interest
rates. In turn, the share price,
return and yield of a fund that
invests in bonds will vary.
That means if you sell your
shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
      SIX MONTHS   YEARS ENDED DECEMBER 31,
      ENDED
      JUNE 30,

      1997         1996                       1995   1994   1993   1992

Dividend returns   2.47%   4.98%    6.22%    5.37%     6.19%    6.63%

Capital            0.35%   -0.75%   10.17%   -10.92%    6.37%   2.03%
appreciation
 returns

Total returns      2.82%   4.23%    16.39%   -5.55%    12.56%   8.66%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains paid by the fund are reinvested, if any.
DIVIDENDS AND YIELD

PERIODS ENDED JUNE 30, 1997              PAST 1        PAST 6         PAST 1
                                         MONTH         MONTHS         YEAR

Dividends per share                      4.55(cents)   27.68(cents)   55.98(cents)

Annualized dividend rate                 4.83%         4.92%          4.93%

30-day annualized yield                  4.68%         -              -

30-day annualized tax-equivalent yield   7.86%         -              -


DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $11.45 over the past one month, $11.35 over the past six months and $11.35 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 40.48% combined effective 1997 federal and state tax bracket, but does not reflect the payment of the federal alternative minimum tax, if applicable. If Fidelity had not reimbursed certain fund expenses during the period shown, the yield and tax-equivalent yield would have been 4.65% and 7.81%.
SPARTAN OHIO MUNICIPAL INCOME FUND

FUND TALK: THE MANAGER'S OVERVIEW


NOTE TO SHAREHOLDERS: George Fischer became Portfolio Manager of Spartan Ohio Municipal Income Fund on April 1, 1997.
Q. GEORGE, HOW DID THE FUND PERFORM OVER THE PAST SIX MONTHS?
A. For the six months that ended June 30, 1997, the fund had a total return of 2.82%. To get a sense of how the fund did relative to its peers, the Ohio municipal debt funds average returned 2.67% for the same period, according to Lipper Analytical Services. The Lehman Brothers Ohio 4 Plus Year Municipal Bond Index, which tracks the types of securities in which the fund invests, had a six-month return of 3.06%. For the year that ended June 30, 1997, the fund returned 8.04%, while the Ohio municipal debt funds average returned 7.50%, again according to Lipper. For the same one-year period, the Lehman Brothers index returned 8.13%.
Q. HOW WOULD YOU CHARACTERIZE THE MUNICIPAL BOND MARKET OVER THE PAST SIX
MONTHS?
A. Although I'd characterize it as a somewhat choppy period for all bonds, municipal bonds fared better than U.S. Treasury securities. Evidence that the economy was growing at a much-quicker-than-expected pace sent Treasury bond yields higher and, correspondingly, their prices lower during much of the period. On the other hand, yields on municipal securities didn't react as negatively, and muni bond prices were more stable throughout the period. The divergence between Treasuries and municipals was greatest in the long-maturity end of the market. As an example, the yield on a 30-year Treasury bond rose 0.15%, while the yield on a 30-year Aaa-rated muni fell 0.15%. In the short-maturity end of the market, the yield on a five-year Treasury rose 0.20%, while the yield on a five-year Aaa-rated muni rose only 0.10%. Municipal prices were supported by an environment where there was a limited supply of municipals available, while demand for them grew.
Q. HOW WAS THE FUND STRUCTURED DURING THE PAST SIX MONTHS?
A. In terms of maturity, the fund was heavily weighted in bonds with maturities of between 10 and 15 years. There were a couple of reasons why I continued to emphasize these intermediate-maturity bonds. First, the yield these bonds generated tended to be higher than the yield generated by owning a combination of long- and short-maturity bonds. What's more, long-term bonds tend to be callable, which means they can be redeemed by their issuer before maturity. Callable bonds tend to rise less in up markets and fall more in down markets. Intermediate-maturity bonds, on the other hand, typically aren't susceptible to being called.
Q. HAVE YOU MADE ANY SIGNIFICANT CHANGES SINCE TAKING OVER THE FUND?
A. No I haven't, and the basic strategy of the fund remained intact. I continued to keep the fund's duration - which measures how sensitive it is to changes in interest rates - in line with the Ohio municipal market as a whole, as reflected by the fund's benchmark index. By maintaining a fairly consistent duration, I hope to deliver better-than-market returns by avoiding whipsaws when the market goes through its ups and downs.
Q. WERE THERE ANY CHANGES IN THE WAY THE FUND'S HOLDINGS WERE ALLOCATED AMONG SECTORS DURING THE PERIOD?
A. Not really. General obligation bonds (GOs) remained the fund's largest sector concentration. A GO is backed by the full faith and credit - which includes the taxing power - of a city, county, state or other issuer. A GO is repaid with general revenue such as taxes. General revenues are dependent on both the economy and a municipality's fiscal health, both of which were strong during the period in many of the areas the fund emphasized. In choosing GOs, I put an emphasis on staying diversified and not taking on very large positions in any one security.
Q. OF THE TOTAL AMOUNT OF NEW MUNICIPAL BONDS ISSUED IN OHIO OVER THE PAST YEAR, ROUGHLY HALF WAS INSURED. WHAT CHALLENGES DID THAT PRESENT TO YOU AS A PORTFOLIO MANAGER?
A. It made it increasingly more difficult to find relatively higher-yielding bonds. Because of the limited number of opportunities to pick up yield through an analysis of credit quality, I focused on exploiting opportunities that arose due to a bond's structure. For example, I'd analyze a bond's call feature, which determines whether it can be redeemed by its issuer before maturity. Depending on their price and their potential for appreciation, I would overweight non-callable bonds, which can't be redeemed by their issuer before maturity, when I thought the market would reward me for doing so. I also looked for opportunities that arose when bonds were selling at prices cheaper than I believed to be their fair value based on their coupon, maturity or other factors.
Q. WHAT'S YOUR OUTLOOK FOR MUNICIPALS?
A. Until investors feel like they have a good handle on where the economy, interest rates and inflation are headed, the bond market is likely to remain choppy. The past six months have been a relatively good period compared to U.S. Treasuries and, by the end of the period, munis seemed fairly valued in relation to their taxable counterparts. I think that the municipal market will need to continue to experience strong demand and weak supply in order to continue outperforming Treasuries.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: high current tax-free
income for Ohio residents
by normally investing in
investment-grade municipal
securities whose interest is
free from federal income tax
and Ohio individual income tax
FUND NUMBER: 088
TRADING SYMBOL: FOHFX
START DATE: November 15, 1985
SIZE: as of June 30, 1997,
more than $380 million
MANAGER: George Fischer,
since April 1997; manager,
Spartan Connecticut
Municipal Income Fund,
since 1996; joined Fidelity in
1989
(checkmark)
GEORGE FISCHER ON OHIO'S
FISCAL SITUATION:
"Ohio's economy continued to
be strong over the past six
months, which helped to
improve the state's and many
other municipalities' revenue
collections and, therefore, the
state's credit worthiness. But
from a fiscal point of view,
there are some question
marks on the horizon. Chief
among them is the state's
ability to deal with a recent
decision handed down by the
Ohio Supreme Court. That
decision mandated that the
state - rather than local
governments - is responsible
for ensuring that school funding
is fair and equal across Ohio's
many school districts. In the
next eight months, the state
will need to put forward a plan
- which may be expensive -
to satisfy the Supreme Court."
SPARTAN OHIO MUNICIPAL INCOME FUND

INVESTMENT CHANGES


TOP FIVE MARKET SECTORS AS OF JUNE 30, 1997
                     % OF FUND'S    % OF FUND'S
                     INVESTMENTS    INVESTMENTS
                                    IN THESE MARKET
                                    SECTORS
                                    6 MONTHS AGO

General Obligation   39.3           39.0

Water & Sewer        17.8           17.0

Health Care          10.1           10.0

Education            8.0            8.4

Electric Revenue     6.7            8.2

AVERAGE YEARS TO MATURITY AS OF JUNE 30, 1997
               6 MONTHS AGO

Years   12.3   12.9

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF JUNE 30, 1997
              6 MONTHS AGO

Years   7.1   7.5

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF JUNE 30, 1997 AS OF DECEMBER 31,1996
Aaa 53.2%
Aa, A 33.3%
Baa 6.6%
Non-rated 4.2%
Short-term
investments 2.7%
Aaa 55.2%
Aa, A 31.1%
Baa 8.2%
Non-rated 3.3%
Short-term
investments 2.2%
Row: 1, Col: 1, Value: 53.2
Row: 1, Col: 2, Value: 33.3
Row: 1, Col: 3, Value: 6.6
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 4.2
Row: 1, Col: 6, Value: 2.7
Row: 1, Col: 1, Value: 55.2
Row: 1, Col: 2, Value: 31.1
Row: 1, Col: 3, Value: 8.199999999999999
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 3.3
Row: 1, Col: 6, Value: 2.2
WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS.
SPARTAN OHIO MUNICIPAL INCOME FUND

INVESTMENTS JUNE 30, 1997 (UNAUDITED)
Showing Percentage of Total Value of Investment in Securities


MUNICIPAL BONDS - 97.3%
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
OHIO - 94.8%
Adams County Valley Local School Dist. Unltd. Tax:
 6.65% 12/1/03 (MBIA Insured)  Aaa $ 1,000,000 $ 1,116,250
 6.65% 12/1/04 (MBIA Insured)  Aaa  1,000,000  1,125,000
 6.65% 12/1/05 (MBIA Insured)  Aaa  1,000,000  1,131,250
Akron Parking Facs. Ltd. Tax:
 8.75% 11/1/03  A  160,000  193,200
 8.75% 11/1/04  A  160,000  196,600
 8.75% 11/1/05  A  160,000  200,000
Akron Str. Impt. Ltd. Tax Series 1985-1:
 8.75% 11/1/03  A  200,000  241,500
 8.75% 11/1/04  A  200,000  245,750
 8.75% 11/1/05  A  200,000  250,000
Akron Wtrwks. Rev. Rfdg. (Mtg. Impt.)
4.875% 3/1/12 (MBIA Insured)  Aaa  2,000,000  1,895,000
Alliance Wtrwks. Rev. (Cap. Appreciation)
0% 10/15/06 (FGIC Insured)  Aaa  765,000  484,819
Bedford Hosp. Impt. Rev. Rfdg.
(Bedford Community Hosp.) 8.50% 5/15/09
(Pre-Refunded to 5/15/00 @ 102) (d)  -  730,000  803,913
Buckeye Local School Dist. Rfdg.
(Jefferson County) (Cap. Appreciation):
  0% 12/1/06 (AMBAC Insured)  Aaa  375,000  236,250
  0% 12/1/07 (AMBAC Insured)  Aaa  760,000  454,100
Buckeye Valley Local School Dist.
(Delaware County) Series A,
6.85% 12/1/15 (MBIA Insured)  Aaa  2,500,000  2,909,375
Cleveland Arpt. Sys. Rev. Series A,
6% 1/1/10 (FGIC Insured)  Aaa  2,620,000  2,734,625
Cleveland Gen. Oblig. Rfdg.:
 5.375% 9/1/11 (AMBAC Insured)  Aaa  1,960,000  1,972,250
 5.50% 9/1/16 (AMBAC Insured)  Aaa  2,000,000  2,000,000
Cleveland Pub. Pwr. Sys. Rev.
(Capital Appreciation) (First Mtg.) Series A:
  0% 11/15/08 (MBIA Insured)  Aaa  5,480,000  3,103,050
  0% 11/15/10 (MBIA Insured)  Aaa  2,685,000  1,339,144
  0% 11/15/11 (MBIA Insured)  Aaa  2,685,000  1,261,950
Cleveland Wtrwks. Rev.:
 Rfdg. First Mtg.:
  Series F-92 A, 6.25% 1/1/15
  (AMBAC Insured)  Aaa  3,000,000  3,142,500
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
OHIO - CONTINUED
Cleveland Wtrwks. Rev.: - continued
 Rfdg. First Mtg.: - continued
  Series F-92 B:
   6.125% 1/1/03 (AMBAC Insured)  Aaa $ 1,000,000 $ 1,075,000
   6.25% 1/1/05 (AMBAC Insured)  Aaa  1,000,000  1,075,000
  Series G, 5.50% 1/1/21 (MBIA Insured)  Aaa  8,725,000  8,768,625
  Series H, 5.75% 1/1/16 (MBIA Insured)  Aaa  2,500,000  2,546,875
Columbus Gen. Oblig.:
 Unltd. Tax Rfdg. Series B, 5.90% 1/1/01  Aaa  1,000,000  1,047,500
 Series 1, 6% 5/15/10  Aaa  1,000,000  1,071,250
 Unltd. Tax, 9.50% 4/15/04  Aaa  500,000  636,250
 8.125% 5/1/01  Aaa  1,000,000  1,126,250
 9.375% 4/15/07  Aaa  590,000  794,288
Columbus Swr. Impt. #26-E Unltd. Tax
6.50% 9/15/01  Aaa  2,000,000  2,162,500
Columbus Swr. Rev. Rfdg. 6.25% 6/1/08  A1  2,000,000  2,145,000
Columbus Wtrwks. Enlargement #44 Unltd. Tax
6% 5/1/12  Aaa  1,250,000  1,323,438
Cuyahoga County (Cap. Appeciation)
Unltd. Tax Rfdg. Series A:
  0% 10/1/08 (MBIA Insured)  Aaa  4,000,000  2,260,000
  0% 10/1/09 (MBIA Insured)  Aaa  4,200,000  2,241,750
  0% 10/1/10 (MBIA Insured)  Aaa  5,000,000  2,518,750
  0% 10/1/11 (MBIA Insured)  Aaa  2,400,000  1,140,000
  0% 10/1/12 (MBIA Insured)  Aaa  1,505,000  673,488
  0% 10/1/13 (MBIA Insured)  Aaa  1,500,000  631,875
Cuyahoga County Gen. Oblig.
5.50% 11/15/05  Aa  2,400,000  2,505,000
Cuyahoga County Hosp. Rev. Rfdg.
(Cleveland Clinic Foundation) Series A:
  8% 12/1/08  Aa3  1,000,000  1,029,680
  8% 12/1/15  Aa3  2,250,000  2,315,475
Dayton Arpt. Rev. Rfdg.
(James M. Cox Dayton Int'l. Arpt.)
5.15% 12/1/07 (AMBAC Insured)  Aaa  1,300,000  1,329,250
Delaware City School Dist.:
 Construction & Impt. (Cap. Appreciation)
 Class B, 0% 12/1/08 (FGIC Insured)  Aaa  1,100,000  618,750
 Unltd. Tax:
  5.50% 12/1/08 (FGIC Insured)  Aaa  1,400,000  1,452,500
  (Cap. Appreciation) 0% 12/1/09
  (FGIC Insured)  Aaa  1,000,000  532,500
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
OHIO - CONTINUED
Delaware County Wtr. & Swr. 6.50% 12/1/03  A1 $ 1,750,000 $ 1,914,063
Dublin City School Dist.:
 6.20% 12/1/19 (AMBAC Insured)  Aaa  1,400,000  1,485,750
 Unltd. Tax Rfdg. (Cap. Appreciation)
 0% 12/1/04 (AMBAC Insured)  Aaa  1,930,000  1,363,063
Fairfield City School Dist.:
 Unltd. Tax 7.10% 12/1/07 (FGIC Insured)  Aaa  1,120,000  1,321,600
 7.45% 12/1/14 (FGIC Insured)  Aaa  1,000,000  1,235,000
Franklin County Ltd. Tax:
 (Courthouse) 6.375% 12/1/17,
 (Pre-Refunded to 12/1/01 @ 102) (d)  -  2,500,000  2,731,250
 5.50% 12/1/15  Aaa  1,225,000  1,240,313
 5.50% 12/1/16  Aaa  1,290,000  1,301,288
Franklin County Rev.
(Online Computer Library Ctr.):
  7.20% 7/15/06  -  1,000,000  1,075,000
  6% 4/15/12  -  3,500,000  3,517,500
Gateway Econ. Dev. Corp.
(Greater Cleveland Stadiums) Series 1990,
6.50% 9/15/14  -  3,000,000  3,075,000
Granville Village School Dist.
Unltd. Tax. Rfdg. (Cap. Appreciation):
  0% 12/1/06 (AMBAC Insured)  Aaa  625,000  393,750
  0% 12/1/07 (AMBAC Insured)  Aaa  665,000  397,338
  0% 12/1/08 (AMBAC Insured)  Aaa  650,000  365,625
  0% 12/1/09 (AMBAC Insured)  Aaa  645,000  341,044
Green County Wtr. Sys. Rev.:
 Series A, 6% 12/1/16 (FGIC Insured)  Aaa  2,500,000  2,631,250
 (Cap. Appreciation)
 0% 12/1/09 (AMBAC Insured)  Aaa  775,000  409,781
Hamilton County:
5.25% 12/1/15  Aa2  1,795,000  1,754,613
 5.25% 12/1/16  Aa2  1,900,000  1,845,375
 5.25% 12/1/17  Aa2  2,005,000  1,947,356
Hamilton County Health Care Sys. Rev.:
 Rfdg. (Providence Hosp.-Franciscan Sisters
 Poor Health Sys.) 6.875% 7/1/15  Baa1  5,000,000  5,262,500
 (Sisters of Charity Health Care) Series A:
  6.25% 5/15/04 (AMBAC Insured)  Aaa  1,000,000  1,053,750
  6.25% 5/15/08 (AMBAC Insured)  Aaa  4,220,000  4,515,400
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
OHIO - CONTINUED
Hamilton County Swr. Sys. Rev. Rfdg. Series A:
 5.45% 12/1/09 (FGIC Insured)  Aaa $ 1,000,000 $ 1,037,500
 6% 12/1/05 (FGIC Insured)  Aaa  4,500,000  4,871,250
Hamilton Elec. Sys. Mtg. Rev. Rfdg.:
 Series A, 6% 10/15/09 (FGIC Insured)  Aaa  2,920,000  3,076,950
 Series 1992 A, 6% 10/15/08 (FGIC Insured)  Aaa  2,000,000  2,080,000
Hillard School Dist. Untld. Tax Series A:
 6% 12/1/05 (FGIC Insured)  Aaa  1,415,000  1,533,506
 5% 12/1/09 (FGIC Insured)  Aaa  1,000,000  987,500
Lakewood Gen. Oblig. Series A:
 6.60% 12/1/08  Aa  1,525,000  1,734,688
 6.60% 12/1/11  Aa  1,630,000  1,858,200
Lakota Local School Dist. Unltd. Tax Rfdg.
(Cap. Appreciation):
  0% 12/1/99  A1  445,000  399,944
  0% 12/1/00  A1  625,000  534,375
  0% 12/1/01  A1  590,000  479,375
  0% 12/1/02  A1  555,000  428,044
  0% 12/1/03  A1  260,000  189,800
  0% 12/1/04  A1  730,000  504,613
  0% 12/1/05  A1  690,000  451,950
  0% 12/1/06  A1  650,000  400,563
  0% 12/1/07  A1  610,000  355,325
Lima Swr. Sys. Rev. Rfdg. & Impt.
6.30% 12/1/12 (AMBAC Insured)  Aaa  5,000,000  5,312,500
Logan Hocking Local School Dist. Unltd. Tax Rfdg.
(Cap. Appreciation) Series B, 0% 12/1/08
(AMBAC Insured)  Aaa  1,065,000  599,063
Lowellville San. Swr. Sys. Rev.
(Browning-Ferris Industries, Inc.)
7.25% 6/1/06  A3  1,100,000  1,188,000
Lucas County Hosp. Rev.:
 Rfdg. (Riverside Hosp. Proj.)
 7.625% 6/1/15  Baa1  7,485,000  7,687,769
 (Promedica Healthcare Oblig. Group)
 6% 11/15/04 (MBIA Insured)  Aaa  4,000,000  4,300,000
Mahoning Valley San. Dist.:
7.85% 12/15/12  -  1,200,000  1,288,500
 7.85% 12/15/13  -  1,275,000  1,364,250
Mahoning Valley San. Dist. Wtr. Rev.
7.75% 5/15/14  -  3,250,000  3,522,188
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
OHIO - CONTINUED
Marion County Hosp. Impt. Rev. Rfdg.
(Community Hosp.):
 5.70% 5/15/02  - $ 1,500,000 $ 1,535,625
  5.80% 5/15/03  -  1,825,000  1,875,188
  6.10% 5/15/06  -  1,000,000  1,042,500
  6.375% 5/15/11  -  1,500,000  1,546,875
Marysville Exempt Village School Unltd. Tax Rfdg.
(Cap. Appreciation):
 0% 12/1/05 (AMBAC Insured)  Aaa  795,000  530,663
  0% 12/1/06 (AMBAC Insured)  Aaa  750,000  475,313
  0% 12/1/07 (AMBAC Insured)  Aaa  690,000  414,000
Mason City Sch. Dist. Unltd. Tax:
6.05% 12/1/09 (FGIC Insured)  Aaa  1,225,000  1,338,313
 6.15% 12/1/10 (FGIC Insured)  Aaa  1,420,000  1,558,450
Mentor Exempt Village School Dist. Unltd. Tax Rfdg.
(Cap. Appreciation):
 0% 12/1/00 (MBIA Insured)  Aaa  755,000  649,300
  0% 12/1/01 (MBIA Insured)  Aaa  795,000  650,906
  0% 12/1/02 (MBIA Insured)  Aaa  845,000  660,156
  0% 12/1/03 (MBIA Insured)  Aaa  840,000  620,550
Middleburg Heights Hosp. Impt. Rev.
(Southwest Gen. Hosp.) 7.20% 8/15/19
(Pre-Refunded to 8/15/01 @ 102) (d)  A2  2,000,000  2,245,000
Montgomery County Solid Waste Rev. Rfdg.
6% 11/1/05 (MBIA Insured)  Aaa  1,940,000  2,092,775
Newark Wtr. Sys. Impt. (Cap. Appreciation)
0% 12/1/07 (AMBAC Insured)  Aaa  455,000  273,000
North Canton School Dist. Impt. Unltd. Tax
5.90% 12/1/14 (AMBAC Insured)  Aaa  2,000,000  2,067,500
Northeast Ohio Regional Swr. Dist. Wastewtr. Rev.
Rfdg. 6.25% 11/15/04 (AMBAC Insured)  Aaa  1,000,000  1,093,750
Ohio Air Quality Dev. Auth.:
(Columbus & Southern Pwr. Co.) Series A,
 6.375% 12/1/20, (FGIC Insured)  Aaa  3,000,000  3,172,500
 (Ohio Pwr. Co. Proj.) Series B,
 7.40% 8/1/09  Baa1  3,250,000  3,428,750
 Rfdg. (Dayton Pwr. & Lt. Co. Proj.)
 6.10% 9/1/30  A1  4,000,000  4,115,000
Ohio Bldg. Auth.:
 Rfdg. (Ohio Ctr. Arts) Series A,
 5.45% 10/1/07  Aa3  2,000,000  2,077,500
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
OHIO - CONTINUED
Ohio Bldg. Auth.: - continued
 Rfdg. (State Correctional Facs.) Series A:
  6.50% 10/1/03  Aa3 $ 2,750,000 $ 2,983,750
  5.70% 10/1/04  Aa3  1,125,000  1,186,875
  5.75% 10/1/05  Aa3  2,080,000  2,199,600
  5.60% 10/1/07  Aa3  3,330,000  3,446,550
  5.25% 10/1/09  Aa3  3,000,000  3,026,250
 Rfdg. (State Facs.-Vern Riffe) Series A,
 5.75% 10/1/04 (AMBAC Insured)  Aaa  8,250,000  8,755,313
 (Administration Bldg. Fund) Series A,
 4.875% 10/1/10  Aa3  1,000,000  960,000
 (Adult Correctional Facs.)
 6% 4/1/06 (AMBAC Insured)  Aaa  1,930,000  2,081,988
 (Workers Compensation Bldg. A)
 4.75% 4/1/14  A2  4,620,000  4,192,650
Ohio Cap. Corp. Multi-Family Hsg. Rev. Rfdg.:
Series C, 7.375% 7/1/23, (FNMA Coll.)  -  2,000,000  2,066,480
 Series A, 7.50% 1/1/24, (FNMA Coll.)  -  1,000,000  1,056,250
Ohio Expositions Commission Ctfs. of Prtn.
(Agricenter Facs.) 8.25% 10/1/06  -  1,060,000  1,176,600
Ohio Gen. Oblig.:
 Cap. Appreciation (Infrastructure Impt.)
 Series 1989, 0% 9/1/07  Aa1  7,225,000  4,353,063
 Cap. Appreciation (College Savings Bonds):
  0% 8/1/09  Aa1  2,290,000  1,225,150
  0% 8/1/10  Aa1  2,000,000  1,005,000
  0% 8/1/14  Aa1  1,375,000  544,844
 (Infrastructure Impt.):
  6.50% 9/1/01  Aa1  1,000,000  1,082,500
  6.65% 9/1/09  Aa1  1,000,000  1,146,250
  Unltd. Tax Rfdg. Series R:
   0% 9/1/00  Aa1  3,260,000  2,832,125
   5.45% 9/1/03  Aa1  2,350,000  2,464,563
  Unltd. Tax 5.75% 8/1/04  Aa1  1,000,000  1,066,250
  6.50% 8/1/04   Aa1  5,670,000  6,300,788
  6.65% 8/1/05  Aa1  3,000,000  3,393,750
  6.15% 8/1/10  Aa1  3,530,000  3,860,938
Ohio Higher Edl. Facs. Commission Rev.
(Case Western Reserve Univ. Proj.):
  7.70% 10/1/18  Aa3  70,000  71,985
  Series B, 6.50% 10/1/02  Aa  2,250,000  2,539,688
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
OHIO - CONTINUED
Ohio Higher Edl. Facs. Commission Rev.
(Case Western Reserve Univ. Proj.): - continued
  Rfdg.:
   6% 10/1/14  Aa $ 1,500,000 $ 1,616,250
   6.125% 10/1/15  Aa  2,000,000  2,177,500
   6.25% 10/1/16  Aa  2,500,000  2,750,000
   6% 10/1/22  Aa  650,000  663,000
(Kenyon College Proj.)
 5.90% 12/1/06 (AMBAC Insured)  Aaa  1,000,000  1,058,750
Ohio Hsg. Fin. Agcy. Mtg. Rev. (Residential B-2)
5.375% 9/1/19 (c)  -  4,000,000  4,010,000
Ohio Hsg. Fin. Agcy. Mtg. Residential Rev.
Series A-1, 5.30% 9/1/26
(GNMA Insured) (c)  -  1,400,000  1,410,500
Ohio Poll. Cont. Rev. (Standard Oil Co.)
6.75% 12/1/15  Aa3  3,100,000  3,596,000
Ohio Pub. Facs. Commission Higher Ed. Facs.
Series II-a,
 6.30% 5/1/03 (AMBAC Insured)  Aaa  2,000,000  2,145,000
  4.50% 11/1/09 (MBIA Insured)  Aaa  2,600,000  2,460,250
Ohio Pub. Facs. Commission Mental Health
Cap. Facs. Series II-B, 5.125% 6/1/11
(FSA Insured)  Aaa  2,600,000  2,557,750
Ohio Tpk. Commission (Tpk. Rev.) Series A:
 6% 2/15/04 (FSA Insured)  Aaa  5,140,000  5,519,075
 6% 2/15/05 (FSA Insured)  Aaa  2,000,000  2,152,500
 6% 2/15/06 (FSA Insured):  Aaa  2,200,000  2,378,750
 6% 2/15/07 (FSA Insured)  Aaa  3,100,000  3,351,875
 5.60% 2/15/12 (MBIA Insured)  Aaa  2,840,000  2,893,250
 5.70% 2/15/13 (MBIA Insured)  Aaa  2,660,000  2,723,175
 5.70% 2/15/17 (MBIA Insured)  Aaa  2,000,000  2,030,000
Ohio Wtr. Dev. Auth. Impt. Rev. Rfdg. (Pure Wtr.)
5.50% 12/1/18 (AMBAC Insured)
(Escrowed to Maturity)  Aaa  2,500,000  2,481,250
Ohio Wtr. Dev. Auth. Rev.:
 (Fresh Wtr.) 6.25% 12/1/02,
 (AMBAC Insured)  Aaa  1,915,000  2,070,594
 (Pure Wtr.) Series I, 6% 12/1/16
 (AMBAC Insured)  Aaa  1,685,000  1,777,675
 6.25% 12/1/03 (AMBAC Insured)  Aaa  2,025,000  2,204,719
Ohio Wtr. Dev. Auth. Rev. Rfdg.
6% 6/1/07 (AMBAC Insured)  Aaa  2,000,000  2,175,000
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
OHIO - CONTINUED
Ohio Wtr. Dev. Auth. Poll. Cont. Facs. Rev.
(Wtr. Cont. Loan Fund) State Matching Series:
  6.50% 1/1/04 (MBIA Insured)  Aaa $ 1,000,000 $ 1,108,750
  6.50% 12/1/05 (MBIA Insured)  Aaa  2,735,000  3,042,688
Ohio Wtr. Dev. Auth. Solid Waste Disp. Rev.
(North Star BHP Steel - Cargill)
 6.30% 9/1/20  Aa3  6,350,000  6,643,688
Olentangy Local School Dist. Unltd. Tax:
 7.75% 12/1/07 (BIG Insured)  Aaa  500,000  618,750
 7.75% 12/1/09 (BIG Insured)  Aaa  100,000  125,000
 7.75% 12/1/11 (BIG Insured)  Aaa  190,000  239,400
Ottawa County San. Swr. Ltd. Tax
7.50% 10/1/14 (AMBAC Insured)
(Pre-Refunded 10/1/99 @ 102) (d)  A1  500,000  544,375
Ottawa County San. Swr. Sys. Rev. Rfdg.
(Cap. Appreciation) (Danbury Proj.)
0% 10/1/06 (AMBAC Insured)  Aaa  1,445,000  915,769
Pickerington Local School Dist. Constr. & Impt.
Unltd. Tax 5.8% 12/1/09 (FGIC Insured)  Aaa  1,000,000  1,071,250
Portaage County Hosp. Rev.
(Robinson Memorial Hosp. Proj.)
6.50% 11/15/03 (MBIA Insured)  Aaa  1,080,000  1,186,650
South Western City Sch. Dist. Rfdg.
(Franklin & Pickway Counties) Series A,
6.20% 12/1/06 (AMBAC Insured)  Aaa  1,000,000  1,082,500
Southwest Local School Dist. Unltd. Tax
(Cap. Appreciation) (Hamilton County):
  0% 12/1/04 (AMBAC Insured)  Aaa  500,000  351,250
  0% 12/1/05 (AMBAC Insured)  Aaa  525,000  349,125
  0% 12/1/06 (AMBAC Insured)  Aaa  525,000  330,750
  0% 12/1/07 (AMBAC Insured)  Aaa  520,000  310,700
Springboro Commty. City School Dist. Unltd. Tax
Rfdg. (Cap. Appreciation)
 0% 12/1/06 (AMBAC Insured)  Aaa  915,000  575,306
Stark County 5.60% 11/15/08,
(AMBAC Insured)  Aaa  1,150,000  1,190,250
Student Loan Fund Corp. Student Loan Rev.
Rfdg. Series A:
  5.50% 12/1/01 (c)  A1  5,180,000  5,270,650
  5.75% 8/1/02 (c)  A  3,475,000  3,592,281
  7.25% 2/1/08 (c)  A  4,000,000  4,190,000
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
OHIO - CONTINUED
Student Loan Funding Corp. Cincinnati Student Loan
Rev. Sr. Sub-Series A:
  5.75% 8/1/03 (c)  A1 $ 2,000,000 $ 2,050,000
  5.85% 8/1/04 (c)  A1  5,500,000  5,616,875
Toledo Gen. Oblig.:
 6.10% 12/1/04 (AMBAC Insured)  Aaa  1,750,000  1,868,125
 7.625% 12/1/04 (AMBAC Insured)  Aaa  1,000,000  1,183,750
Toledo Wtrwks. Rev.
6% 11/15/06 (FGIC Insured)  Aaa  1,000,000  1,088,750
Warren County Ltd. Tax 6.65% 12/1/11  Aa  500,000  576,875
Warren County 6.10% 12/1/12  Aa  500,000  548,125
Warren County Swr. Impt. (P&G Co./Lower Miami)
5.50% 12/1/16  Aa  1,455,000  1,462,275
Westlake City School Dist. Unltd. Tax Series A:
 6.15% 12/1/05  Aa3  1,060,000  1,156,725
 6.20% 12/1/06  Aa3  1,010,000   1,111,000
   361,508,291
PUERTO RICO - 2.5%
Puerto Rico Elec. Pwr. Auth. Rev. Rfdg.
Series W, 7% 7/1/07 (MBIA Insured)  Aaa  6,000,000  7,042,500
Puerto Rico Infrastructure Fing. Auth. Spl.
Tax Series 1988 A, 7.75% 7/1/08  Baa1  2,500,000  2,625,960
   9,668,460
TOTAL MUNICIPAL BONDS
(Cost $359,186,382)   371,176,751
MUNICIPAL NOTES - 2.7%
OHIO - 2.7%
Columbus Var. Purpose Unltd. Tax
Series 1995 - 1, 4.10%,
BPA Westdeutsche Landesbank, VRDN  VMIG 1  4,200,000  4,200,000
Cuyahoga County Hosp. Rev.
Cleveland Clinic:
  Foundation Series A, 4.05% 1/1/26
  LOC Morgan Guaranty Trust Co  VMIG 1  2,000,000  2,000,000
MUNICIPAL NOTES - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
OHIO - CONTINUED
Cuyahoga County Hosp. Rev.
Cleveland Clinic: - continued
  Foundation Series 96-B, 4.05% 1/1/26  VMIG 1 $ 400,000 $ 400,000
Franklin County Hosp. Rev.:
 (Holy Cross Health Sys. &
 Mount Carmel Health Sys.)
 Series 95, 4.15%, Liquidity
 Morgan Guaranty Trust Co., VRDN  VMIG 1  1,600,000  1,600,000
 Rfdg. & Impt.
 (US Healthcare Corp.) Series C, 4.10%
 6/1/98, LOC Morgan Guaranty Trust Co.  -  1,000,000  1,000,000
Twinsburg Ind. Dev. Rev. (United Stationers, Inc. Proj.)
4.40%, LOC Pittsburgh Nat'l. Bank, VRDN  P-1  1,200,000   1,200,000
TOTAL MUNICIPAL NOTES
(Cost $10,400,000)   10,400,000
TOTAL INVESTMENTS - 100%
(Cost $369,586,382)  $ 381,576,751
SECURITY TYPE ABBREVIATIONS
VRDN - Variable Rate Demand Notes
LEGEND
4. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
5. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
6. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
7. Security collateralized by an amount sufficient to pay interest and principal.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 83.6% AAA, AA, A 76.4%
Baa 5.0% BBB  5.7%
Ba 0.0% BB  0.0%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The percentage not rated by both S&P and Moody's amounted to 4.15%. FMR has determined that unrated debt securities that are lower quality account for 0% of the total value of investment in securities.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation  39.3%
Water and Sewer   17.8%
Health Care  10.1%
Education  8.0%
Electric Revenue  6.7%
Transportation  6.6%
Others (individually less than 5%)   11.5%
TOTAL  100.0%
INCOME TAX INFORMATION
At June 30, 1997, the aggregate cost of investment securities for income tax purposes was $369,586,382. Net unrealized appreciation aggregated $11,990,369, of which $12,252,983 related to appreciated investment securities and $262,614 related to depreciated investment securities.
At December 31, 1996, the fund was required to defer approximately $1,223,000 of losses on futures contracts.
SPARTAN OHIO MUNICIPAL INCOME FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS JUNE 30, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (cost $369,586,382) -                  $ 381,576,751
See accompanying schedule

Cash                                                                       372,424

Interest receivable                                                        4,628,947

 TOTAL ASSETS                                                              386,578,122

LIABILITIES

Payable for investments purchased                           $ 5,581,813

Payable for fund shares redeemed                             300,746

Distributions payable                                        371,221

Accrued management fee                                       112,878

Other payables and accrued expenses                          81,106

 TOTAL LIABILITIES                                                         6,447,764

NET ASSETS                                                                $ 380,130,358

Net Assets consist of:

Paid in capital                                                           $ 367,817,956

Accumulated undistributed net realized gain (loss)                         322,033
on investments

Net unrealized appreciation (depreciation) on                              11,990,369
investments

NET ASSETS, for 33,248,136 shares outstanding                             $ 380,130,358

NET ASSET VALUE, offering price and redemption price                       $11.43
per share ($380,130,358 (divided by) 33,248,136 shares)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INTEREST INCOME                                                                $ 10,236,028

EXPENSES

Management fee                                                    $ 735,150

Transfer agent, accounting and custodian fees and                  319,690
expenses

Non-interested trustees' compensation                              830

Registration fees                                                  10,873

Audit                                                              17,167

Legal                                                              3,543

Miscellaneous                                                      875

 Total expenses before reductions                                  1,088,128

 Expense reductions                                                (28,641)     1,059,487

NET INTEREST INCOME                                                             9,176,541

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                             1,695,229

 Futures contracts                                                 (63,337)     1,631,892

Change in net unrealized appreciation (depreciation) on                         (263,207)
investment securities

NET GAIN (LOSS)                                                                 1,368,685

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                                $ 10,545,226
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                         SIX MONTHS        YEAR ENDED
                                                         ENDED JUNE 30,    DECEMBER 31,
                                                         1997              1996
                                                         (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                               $ 9,176,541       $ 19,039,337
Net interest income

 Net realized gain (loss)                                 1,631,892         3,423,033

 Change in net unrealized appreciation (depreciation)     (263,207)         (6,935,610)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          10,545,226        15,526,760
FROM OPERATIONS

Distributions to shareholders                             (9,176,541)       (19,039,337)
From net interest income

 From net realized gain                                   (1,332,076)       (2,343,618)

 TOTAL DISTRIBUTIONS                                      (10,508,617)      (21,382,955)

Share transactions                                        26,387,723        52,548,440
Net proceeds from sales of shares

 Reinvestment of distributions                            7,879,099         16,325,366

 Cost of shares redeemed                                  (35,799,379)      (85,834,479)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          (1,532,557)       (16,960,973)
 FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 (1,495,948)       (22,816,868)

NET ASSETS

 Beginning of period                                      381,626,306       404,443,174

 End of period                                           $ 380,130,358     $ 381,626,306

OTHER INFORMATION
Shares

 Sold                                                     2,326,114         4,629,316

 Issued in reinvestment of distributions                  694,090           1,436,229

 Redeemed                                                 (3,154,456)       (7,582,296)

 Net increase (decrease)                                 (134,252)         (1,516,751)



FINANCIAL HIGHLIGHTS
      SIX MONTHS        YEARS ENDED DECEMBER 31,
      ENDED JUNE 30,
      1997

      (UNAUDITED)       1996                       1995   1994   1993 B   1992

SELECTED PER-SHARE
DATA

Net asset value,               $ 11.430    $ 11.590    $ 10.520    $ 12.020    $ 11.550    $ 11.320
beginning of period

Income from Investment          .277        .560        .618        .657        .693        .718
Operations
Net interest income

 Net realized and               .040        (.090)      1.070       (1.310)     .720        .230
 unrealized gain
(loss)

 Total from investment          .317        .470        1.688       (.653)      1.413       .948
 operations

Less Distributions

 From net                       (.277)      (.560)      (.618)      (.657)      (.693)      (.718)
 interest income

 From net realized gain         (.040)      (.070)      -           (.190)      (.250)      -

 Total distributions            (.317)      (.630)      (.618)      (.847)      (.943)      (.718)

Net asset value,               $ 11.430    $ 11.430    $ 11.590    $ 10.520    $ 12.020    $ 11.550
end of period

TOTAL RETURN C, D               2.82%       4.23%       16.39%      (5.55)      12.56%      8.66%
                                                                   %

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of             $ 380,130   $ 381,626   $ 404,443   $ 350,267   $ 457,872   $ 384,861
period (000 omitted)

Ratio of expenses to            .57% A      .59%        .58%        .57%        .57%        .61%
average net assets             , E

Ratio of net interest           4.92% A     4.93%       5.52%       5.88%       5.67%       6.31%
income to average
net assets

Portfolio turnover rate         17% A       43%         48%         22%         41%         20%


E ANNUALIZED
F EFFECTIVE JANUARY 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INTEREST INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
G TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
H THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
I FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER. (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS.)

FIDELITY OHIO MUNICIPAL MONEY MARKET FUND

PERFORMANCE: THE BOTTOM LINE


To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses the past five years and life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JUNE 30, 1997                PAST 6   PAST 1   PAST 5   LIFE OF
                                           MONTHS   YEAR     YEARS    FUND

Fidelity Ohio Municipal Money Market Fun   1.59%    3.15%    14.79%   31.78%
d

Ohio Tax-Free Money Market Funds           1.57%    3.12%    14.65%   30.27%
Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on August 29, 1989. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the Ohio tax-free money market funds average, which reflects the performance of Ohio tax-free money market funds with similar objectives tracked by IBC Financial Data, Inc. The past six months average represents a peer group of 16 mutual funds. (The periods covered by IBC Financial Data, Inc. numbers are the closest available match to those covered by the fund.)
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JUNE 30, 1997                      PAST 1   PAST 5   LIFE OF
                                                 YEAR     YEARS    FUND

Fidelity Ohio Municipal Money Market Fun         3.15%    2.80%    3.58%
d

Ohio Tax-Free Money Market Funds                 3.12%    2.77%    3.45%
Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
YIELDS
                          6/30/97   3/31/97   12/30/96   9/30/96   7/1/96



Fidelity Ohio Municipal   3.58%     2.99%     3.45%      3.21%     2.94%
Money Market Fund



Ohio Tax-Free Money       3.26%     2.94%     3.36%      3.19%     2.93%
Market Funds Average



Ohio Municipal Money      6.01%     5.02%     5.80%      5.39%     4.94%
Market Tax-equivalent





Row: 1, Col: 1, Value: 3.58
Row: 1, Col: 2, Value: 0.0
Row: 2, Col: 1, Value: 3.0
Row: 2, Col: 2, Value: 0.0
Row: 3, Col: 1, Value: 3.45
Row: 3, Col: 2, Value: 3.36
Row: 4, Col: 1, Value: 3.21
Row: 4, Col: 2, Value: 3.19
Row: 5, Col: 1, Value: 2.94
Row: 5, Col: 2, Value: 2.93
Ohio Municipal
Money Market
Fund
Ohio Tax-Free
Money Market
Funds Average
5% -
4% -
3% -
2% -
1% -
0%
YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the Ohio tax-free money market funds average as tracked by IBC Financial Data, Inc. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective 1997 federal and state income tax rate of 40.48% and reflects that a portion of the fund's income was subject to state taxes. A portion of the fund's income may be subject to the alternative minimum tax.
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE
Yields on tax-free investments
are usually lower than yields
on taxable investments.
However, a straight
comparison between the two
may be misleading because it
ignores the way taxes reduce
taxable returns. Tax-equivalent
yield - the yield you'd have to
earn on a similar taxable
investment to match the
tax-free yield - makes the
comparison more
meaningful. Keep in mind that
the U.S. Government neither
insures nor guarantees a
money market fund. And there
is no assurance that a money
fund will maintain a $1 share
price.
(checkmark)
SPARTAN OHIO MUNICIPAL MONEY MARKET FUND

FUND TALK: THE MANAGER'S OVERVIEW


An interview with Scott Orr, Portfolio Manager of Spartan Ohio Municipal Money Market Fund
Q. WHAT WAS THE INVESTING ENVIRONMENT LIKE OVER THE PAST SIX MONTHS, SCOTT?
A. We saw a fairly big pendulum swing in interest rate expectations over the past six months. At the beginning of the period, the market had become complacent with the Federal Reserve Board's monetary policy. At that time, the economy was growing at a moderate pace and inflation remained under control. The Fed had stayed on the sidelines, keeping the rate banks charge each other for overnight loans - known as the fed funds rate - steady at 5.25% since January 1996. In February and March 1997, however, signs that the economy was growing at a stronger clip changed market sentiment. Expectations of a rate increase culminated in the Fed's announcement at its March 25 Open Market Committee meeting that it had increased the fed funds rate by 0.25% to 5.50%. For the next month or so, the market expected the Fed to continue to raise rates. However, at its May meeting, the Fed decided to hold off because economic growth had moderated again and inflation was still benign. The lack of action by the Fed prompted most market participants to shift back to the expectation of steady rates for the next six to nine months.
Q. WHAT WAS THE FUND'S STRATEGY IN THIS ENVIRONMENT?
A. For much of the period, I expected rates to be higher in the ensuing months. As a result, part of my strategy was to invest in variable-rate securities because they move up or down with changes in interest rates. At the same time, I sought to buy fixed-rate notes when they were expected to provide higher yields than variable-rate securities over the terms of the notes. There was a healthy supply of longer-term notes offering higher yields in the Ohio market that I found to be attractive. As a result, the fund tended to maintain an average maturity that was a bit longer than its competitors, 64 days at the end of the period.
Q. HOW DID THE FUND PERFORM?
A. The fund's seven-day yield on June 30, 1997, was 3.58%, compared to 3.47% six months ago. For Ohio investors in the 40.48% combined state and federal income tax bracket, the latest yield was the equivalent of a 6.01% return on a taxable investment. Through June 30, 1997, the fund's six-month total return was 1.59%, compared to 1.57% for the Ohio tax-free money market funds average, according to IBC Financial Data, Inc.
Q. WHAT'S YOUR OUTLOOK?
A. Even though there has been some recent moderation in the economy, I am not convinced that the Fed has completely abandoned the possibility of raising rates over the next six to nine months. However, without a resurgence of economic strength or any sign of inflationary pressure, the Fed may be able to stand pat for quite a while. As such, I believe the markets will look a lot like they did through much of 1996, when investors looked at statistics week by week to try to discern the strength of the economy, the outlook for inflation and, hence, Fed policy.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: high current tax-free
income while maintaining
a stable $1 share price by
investing in high-quality,
short-term municipal money
market securities whose
interest is free from federal
income tax and Ohio
individual income tax
FUND NUMBER: 419
TRADING SYMBOL: FOMXX
START DATE: August 29, 1989
SIZE: as of June 30, 1997,
more than $328 million
MANAGER: Scott Orr, since
August 1996; manager,
various Fidelity and Spartan
municipal money market
funds; joined Fidelity in 1989
(checkmark)

WORDS TO KNOW
COMMERCIAL PAPER: A security
issued by a municipality to
finance capital or operating
needs.
FEDERAL FUNDS RATE: The interest
rate banks charge each other
for overnight loans.
MATURITY: The time remaining
before an issuer is scheduled
to repay the principal amount
on a debt security. When the
fund's average maturity -
weighted by dollar amount -
is short, the fund manager is
anticipating a rise in interest
rates. When the average
maturity is long, the manager
is expecting rates to fall. When
the average maturity is
neutral, the manager wants
the flexibility to respond to
rising rates, while still
capturing a portion of the
higher yields available from
issues with longer maturities.
MUNICIPAL NOTE: A security
issued in advance of future tax
or other revenues and payable
from those specific sources.
TENDER BOND: A variable-rate,
usually long-term security that
give the bond holder the
option to redeem the bond at
face value before maturity.
VARIABLE RATE DEMAND NOTE
(VRDN): A tender bond that
can be redeemed on short
notice, typically one or seven
days. VRDNs are useful in
managing the fund's average
maturity and liquidity.
SPARTAN OHIO MUNICIPAL MONEY MARKET FUND

INVESTMENT CHANGES


MATURITY DIVERSIFICATION
DAYS        % OF FUND    % OF FUND    % OF FUND
            ASSETS       ASSETS       ASSETS
            6/30/97      12/31/96     6/30/96

  0 - 30    72           61           60

 31 - 90     9           10           13

 91 - 180    6           16           15

181 - 397   13           13           12

WEIGHTED AVERAGE MATURITY
                       6/30/97   12/31/96   6/30/96

Ohio Municipal         64 days   70 days    65 days
Money Market Fund

Ohio Tax-Free Money    53 days   60 days    58 days
Market Funds Average

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF JUNE 30, 1997  AS OF DECEMBER 31,1996
Row: 1, Col: 1, Value: 0.0
Row: 1, Col: 2, Value: 28.0
Row: 1, Col: 3, Value: 3.0
Row: 1, Col: 4, Value: 4.0
Row: 1, Col: 5, Value: 65.0
Variable rate demand
notes (VRDNs) 61%
Commercial paper
(including CP mode) 5%
Tender bonds 5%
Municipal
notes 28%
Other 1%
Variable rate demand
notes (VRDNs) 65%
Commercial paper
(including CP mode) 4%
Tender bonds 3%
Municipal
notes 28%

Row: 1, Col: 1, Value: 2.0
Row: 1, Col: 2, Value: 28.0
Row: 1, Col: 3, Value: 5.0
Row: 1, Col: 4, Value: 5.0
Row: 1, Col: 5, Value: 60.0
FIDELITY OHIO MUNICIPAL MONEY MARKET FUND

INVESTMENTS JUNE 30, 1997 (UNAUDITED)
Showing Percentage of Total Value of Investments in Securities


MUNICIPAL SECURITIES (A) - 100%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
OHIO - 100.0%
American Muni. Pwr. BAN:
 (Bldg. Acquisition) 3.95% 11/12/97 $ 1,800,000 $ 1,800,000
 (Cleveland Pub. Pwr. Proj.) 4.15% 9/3/97  7,750,000  7,750,000
 3.95% 12/9/97  600,000  600,000
Ashtabula (Plasticolors, Inc. Proj.) Series 1996A,
4.40%, LOC Key Bank NA, VRDN  2,400,000  2,400,000
Beavercreek City Gen. Oblig. BAN 4% 8/15/97  5,000,000  5,001,920
Bedford Heights Ind. Dev. (Olympic Steel) Series 1989,
4.40%, LOC Nat'l. City Bank, Cleveland, VRDN (b)  1,250,000  1,250,000
Bexley Gen. Oblig. BAN 4.25% 6/25/98  2,000,000  2,006,610
Butler County VRDN:
 (Middletown Regional Hosp. Proj.)
 4.15%, LOC Star Bank NA,  2,200,000  2,200,000
 (Meadow Ridge Apts.) Series 1996 A,
 4.25% (FNMA Guaranteed)  7,600,000  7,600,000
Butler County Ind. Dev. Rev. (Trey Corrugated, Inc.) Series 1995,
4.40%, LOC First Bank of America Indiana, VRDN (b) 4,905,000 4,905,000 Cambridge Hosp. Fac. Rev. Bonds (Southeastern Reg. Med. Ctr.)
tender 7/1/97, 3.95%, LOC Nat'l City Bank Columbus  4,000,000  4,000,000
Clermont County Ind. Dev. Rev. (American Micro Prod. Proj.)
4.40%, LOC Star Bank, VRDN (b)  5,435,000  5,435,000
Cleveland City School Dist., Tender Option Ctfs.
Series BT-246, 4.275%
(Liquidity Facility Bankers Trust Co.) (c)  3,240,000  3,240,000
Columbus Various Purp. Adj. Rate Unltd. Tax Rev.
Series 1995-1, 4.10%,
 (Liquidity Facility Westdeutsche Landesbank) VRDN 5,800,000 5,800,000 Cuyahoga County (The Great Lakes Brewing Co. Proj.)
Series 1997, 4.35%, LOC Huntington Nat'l. Bank,
VRDN (b)  5,700,000  5,700,000
Cuyahoga Falls City Gen. Oblig. BAN 4% 8/28/97  2,000,000  2,001,087
Dublin Central School Dist. Gen. Oblig.
BAN 4.33% 5/13/98  4,000,000  4,010,978
East Muskingum Gen. Oblig. BAN 4.22% 6/25/98  4,851,000  4,865,688
Elyria Gen. Oblig. BAN:
 4.40% 10/10/97  1,000,000  1,000,797
 4.25% 6/4/98  1,100,000  1,102,445
Erie County (Garbage and Refuse Dist.) BAN 4.50% 7/11/97  2,000,000
2,000,263
Euclid Gen. Oblig. BAN 4.05% 6/12/98  4,410,000  4,415,994
Fairfax Ind. Dev. Rev. (Johnson & Hardin Co. Proj.)
Series 1990, 4.40%, LOC Central Trust Co.,VRDN (b)  2,000,000  2,000,000
Finneytown Local School Dist. Gen. Oblig.
BAN 4.22% 7/17/97  1,270,000  1,270,339
Franklin County Ind. Dev. Rev. (Inland Products, Inc.)
4.40%, LOC PNC Bank, Ohio, VRDN (b)  900,000  900,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
OHIO - CONTINUED
Franklin County (Colonial Courts) 4.30%, LOC Fed. Home
Loan Bank Indiana, VRDN (b) $ 2,500,000 $ 2,500,000
Greene County Gen. Oblig. BAN:
 Series C, 4.25% 6/4/98  3,200,000  3,209,957
 Series D, 4% 9/11/97  745,000  745,141
 4% 12/11/97  3,000,000  3,004,515
Hamilton County:
 (Beechwood Home Proj.) 4.25%,
 LOC Star Bank NA, VRDN  4,100,000  4,100,000
 (Metro Containers, Inc. Proj.) 4.30%,
 LOC Bank One, VRDN (b)  2,500,000  2,500,000
Hamilton BAN (Golf Course Impt. Proj.) Series D,
4.25% 11/7/97  1,214,000  1,215,235
Hancock County Gen. Oblig. BAN 4.83% 11/21/97  3,000,000  3,012,224
Harrison County Econ. Dev. Rev. Ref. (Carriage of Cadiz Proj.)
4.22%, LOC KeyBank Nat'l., VRDN  1,830,000  1,830,000
Holmes County Ind. Dev. Rev. (Poultry Processing, Inc.)
Series 1990, 4.30%, LOC Rabobank Nederland, VRDN (b)  500,000  500,000
Kent City School Dist. Gen. Oblig. BAN 4% 7/15/97  1,000,000  1,000,132
Lake County Gen. Oblig. BAN 4% 3/12/98  1,000,000  1,001,670
Lake County Ind. Dev. Rev.:
 (Norshar Co. Proj.) 4.30%, LOC Bank One, VRDN (b)  3,500,000  3,500,000
 (American Bus. Co. Proj.) 4.35%,
 LOC Huntington Nat'l. Bank, Columbus, VRDN (b) 1,400,000 1,400,000 Lakewood City Gen. Oblig. BAN:
 Series A, 4.50% 5/8/98  3,211,600  3,223,912
 4.15% 10/3/97  881,000  881,216
Lancaster Gen. Oblig. BAN 4.15% 11/18/97  1,060,000  1,060,976
Lebanon Gen. Oblig. BAN:
 4% 5/28/98  1,000,000  1,000,000
 4.17% 6/4/98  2,800,000  2,806,722
Lima Hosp. Rev. (Lima Memorial Hosp.) 4.20%,
 LOC Bank One, VRDN  2,530,000  2,530,000
Lorain County Gen. Oblig. BAN 4.40% 9/19/97  1,000,000  1,000,842
Lorain County Independent Living & Hosp. Rev.
(Elyria United Methodist Village) 4.20%,
LOC Key Bank Nat'l. Assoc., VRDN  1,820,000  1,820,000
Lucas County VRDN:
 (Beacon Place/Cubbin PJ) 4.20%, LOC Star Bank (d) 3,800,000 3,800,000 (The Toledo Zoological Society) 4.25%, LOC Key Bank 6,000,000 6,000,000
Lyndhurst Gen. Oblig. BAN 4% 3/18/98  1,000,000  1,001,368
Madeira Local School Dist. Gen. Oblig. BAN:
 4.22% 7/17/97  1,000,000  1,000,267
 4.50% 7/17/97  1,000,000  1,000,368
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
OHIO - CONTINUED
Maumee Gen. Oblig. BAN 4.25% 4/29/98 $ 700,000 $ 700,556
Medina County Ind. Dev. Rev. VRDN:
 (Fire-Dex Inc. Proj.) Series 1997, 4.40%, LOC Key Bank (b)  1,100,000
1,100,000
 (North American Roto Engravers, Inc. Proj.) Series 1988,
 4.30%, LOC Bank One Akron (b)  520,000  520,000
 (Rembond Proj.) Series 1996, 4.30%, LOC Bank One (b)  3,000,000  3,000,000
Mentor (Timeless Enterprises Proj.)
4.40%, LOC KeyBank Nat'l., VRDN (b)  2,500,000  2,500,000
Miamisburg Gen. Oblig. BAN 4.29% 9/26/97  735,000  735,404
Middletown Ind. Dev. Rev. (Pilot Chemical Proj.) 4.30%,
LOC Bank One, Dayton, VRDN (b)  2,100,000  2,100,000
Montgomery County VRDN:
 (Eastway Corp. & Prop. Resources) 4.35%,
 LOC Huntington Nat'l. Bank, Columbus (b)  4,000,000  4,000,000
 Multifamily Hsg. Rev. (Pedcor Investments - Lyons Gate)
 4.30%, LOC Fed Home Loan Cincinnati (b)  3,000,000  3,000,000
Moreland Hills Gen. Oblig. BAN 3.95% 12/17/97  500,000  500,558
Ohio Air Quality Dev. Auth. Poll Cont. Rev. Bonds
(Duquesne Lt. Co. Proj.):
  Series 88, 3.75%, 7/17/97, LOC Toronto-Dominion Bank,
  CP mode   2,000,000  2,000,000
  Series 88, 3.80%, 8/1/97, LOC Toronto-Dominion Bank,
  CP mode   1,000,000  1,000,000
Ohio Envir. Impt. Rev. (Newark Group Industries, Inc. Proj.)
Series 1996, 4.30%,
LOC Chase Manhattan Bank, VRDN (b)  1,000,000  1,000,000
Ohio Hsg. Fin. Agcy. Multifamily Hsg. Rev. VRDN:
 (Hunter's Glen Apt. Proj.) Series 1996, 4.35%,
 LOC PNC Bank (b)  2,000,000  2,000,000
 (Club at Spring Valley Apts.) Series 1996 A, 4.25%,
 LOC KeyBank Nat'l. (b)  5,000,000  5,000,000
Ohio Hsg. Fin. Agcy. Participating VRDN (c):
 Series PA-93, 4.35% (Liquidity Facility Merrill Lynch) (b)  4,865,000
4,865,000
 Series 14, 4.45% (Liquidity Facility Bank of New York) (b)  3,300,000
3,300,000
 Series 96C3501, 4.25%
 (Liquidity Facility Citibank, New York) (b)  9,900,000  9,900,000
Ohio Hsg. & Fin. Agcy Single Family Mtg. Participating VRDN:
 Series 96-5, 4.35%
 (Liquidity Facility Bank of New York) (b)(c)  5,250,000  5,250,000
 Series 96-6, 4.35%
 (Liquidity Facility Bank of New York, NY) (b)(c) 3,650,000 3,650,000 Ohio Hsg. & Fin. Agcy. VRDN:
 (Pedcor Investments Willowlake Apt. Proj.):
  Series A, 4.30%, LOC Bank One, Columbus (b)  3,200,000  3,200,000
  Series B, 4.40%, LOC Federal Home Loan Bank (b) 500,000 500,000 MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
OHIO - CONTINUED
Ohio Hsg. & Fin. Agcy. VRDN: - continued
 (Pedcor Investments Willowlake Apt. Proj.): - continued
  Series C, 4.40%, LOC Federal Home Loan Bank (b) $ 625,000 $ 625,000 Series D, 4.40%, LOC Federal Home Loan Bank (b) 625,000 625,000
Ohio Ind. Dev. Rev. VRDN:
 (Aerolite Extrusion) Series 1991 IA, 4.30%,
 LOC Nat'l. City Bank, Columbus (b)  165,000  165,000
 (Anomatic Corp.) Series 1989 I, 4.30%,
 LOC Nat'l. City Bank, Columbus (b)  190,000  190,000
 (Arthur Corp.) Series 1989 IIIA, 4.30%,
 LOC Nat'l. City Bank, Columbus (b)  205,000  205,000
 (Burnham Corp. Proj.) Series 1987 N, 4.30%,
 LOC Bank One, Columbus (b)  130,000  130,000
 (Burnham Corp. Proj.) Series 1988 II, 4.30%,
 LOC PNC Bank Corp. (b)  180,000  180,000
 (Carpenter/Clapp & Haney Tool Co.)
 Series 1987 P, 4.30%, LOC Bank One, Columbus (b)  285,000  285,000
 (CCE, Inc.) Series 1989 I, 4.30%,
 LOC Nat'l. City Bank,Columbus (b)  780,000  780,000
 (Cole Die & Tool) Series 1988 H, 4.30%,
 LOC Banc One, Columbus (b)  165,000  165,000
 (Die Matic, Inc.) Series 1987 O, 4.30%,
 LOC Banc One, Columbus (b)  200,000  200,000
 (Dramex Int'l., Inc.) Series 1988 I, 4.30%,
 LOC Bank One, Columbus (b)  1,000,000  1,000,000
 (Dramex Int'l., Inc.) Series 1988 II, 4.30%,
 LOC PNC Bank Corp. (b)  200,000  200,000
 (EPIC Technologies, Inc.) Series 1988 D, 4.30%,
 LOC Banc One, Columbus (b)  220,000  220,000
 (Gary W. James) Series 1986 B, 4.30%,
 LOC Nat'l. City Bank, Cleveland (b)  240,000  240,000
 (HGN Realty/Shalmet Ohio, Inc.) Series 1989 III A, 4.30%,
 LOC Nat'l. City Bank, Columbus (b)  1,640,000  1,640,000
 (Hydro Tube Corp.) 4.30%,
 LOC Nat'l. City Bank, Columbus (b)  85,000  85,000
 (K&S Realty) Series 1989 III, 4.30%,
 LOC Nat'l. City Bank, Columbus (b)  250,000  250,000
 (K&S Realty/Starr Fabricating, Inc.) Series 1989 III, 4.30%,
  LOC Nat'l. City Bank, Columbus (b)  230,000  230,000
 (Kaufmans Bakery) Series 1987 K, 4.30%,
 LOC Banc One, Columbus (b)  600,000  600,000
 (Midwest Acoust-A-Fiber, Inc.) Series 1989 I, 4.30%,
 LOC Nat'l. City Bank, Columbus (b)  430,000  430,000
 (Morrow Macke Realty) Series 1988 C, 4.30%,
 LOC Bank One, Columbus (b)  560,000  560,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
OHIO - CONTINUED
Ohio Ind. Dev. Rev. VRDN: - continued
 (Oak Printing) Series 1991, 4.30%,
 LOC Nat'l. City Bank, Columbus (b) $ 150,000 $ 150,000
 (Plasticos Co.) Series 1989 IIIA, 4.30%,
 LOC Nat'l. City Bank, Columbus (b)  545,000  545,000
 (Prentke Romich) Series 1989 III, 4.30%,
 LOC Nat'l. City Bank, Columbus (b)  70,000  70,000
 (Samuel and Annie Sherman) Series 1989 III A, 4.30%,
 LOC Nat'l. City Bank, Columbus (b)  200,000  200,000
 (SBD Properties Co.) Series 1986 L, 4.30%,
 LOC Nat'l. City Bank, Cleveland (b)  180,000  180,000
 (Sheffield Steel) Series 1988 B, 4.30%,
 LOC Bank One, Columbus (b)  35,000  35,000
 (Southwest Fin. Svcs.) Series 1986 J, 4.30%,
 LOC Nat'l. City Bank, Cleveland (b)  70,000  70,000
 (Standby Screw) Series 1991 IA, 4.30%,
 LOC Nat'l. City Bank, Columbus (b)  650,000  650,000
 (Steubenville Area) Series 1988 II, 4.30%,
 LOC PNC Bank Corp. (b)  315,000  315,000
 (Thomas K. Issacs) Series 1990 IB, 4.30%,
 LOC Nat'l. City Bank, Columbus (b)  150,000  150,000
 (United Steel Svc.) Series 1988 J, 4.30%,
 LOC Bank One, Columbus (b)  560,000  560,000
 (VRE, Inc.) Series 1988 F, 4.30%,
 LOC Banc One, Columbus (b)  170,000  170,000
 (Walker-Williams Lumber Co.) Series 1989 IIIA, 4.30%,
 LOC Nat'l. City Bank, Columbus (b)  1,010,000  1,010,000
 (Wooster Iron Metal Co.) Series 1988 R, 4.30%,
 LOC Bank One, Columbus (b)  335,000  335,000
Ohio Higher Ed. Facs. Commty. Pooled Fin. Series 1996,
4.20%, LOC Fifth Third Bank, VRDN  3,000,000  3,000,000
Ohio Poll. Cont. Rev. (Sohio Wtr. Proj. - The British
Petroleum Co.) Series 1995, 4.05%, VRDN  1,000,000  1,000,000
Ohio School Dist. BAN 4.47% 6/30/98 (d)  2,000,000  2,011,320
Ohio Single Family Mtg. Bonds Series C-18, 3.70%,
tender 8/1/95 (Liquidity Facility Citibank)  3,125,000  3,125,000
Ohio Wtr. Dev. Auth. Poll. Cont. Rev. Bonds
 (Duquesne Lt. Co. Proj.):
  3.50%, 7/15/97, LOC Toronto Dominion, CP mode (b)  3,800,000  3,800,000
  3.75%, 7/17/97, LOC Toronto Dominion, CP mode (b)  1,000,000  1,000,000
  3.55%, 7/22/97, LOC Toronto Dominion, CP mode (b)  2,000,000  2,000,000
  3.50%, 7/29/97, LOC Toronto Dominion, CP mode (b)  2,000,000  2,000,000
  3.80%, 8/1/97, LOC Toronto Dominion, CP mode (b)  1,000,000  1,000,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
OHIO - CONTINUED
Ohio Wtr. Dev. Auth. Solid Waste Disp. Rev.
(American Steel & Wire Corp.)
4.40%, LOC Bank of America, Illinois, VRDN (b) $ 3,900,000 $ 3,900,000
Olentangy School Dist. Gen. Oblig. BAN 4.25% 8/15/97  4,000,000  4,002,687
Orange City School Dist. Gen. Oblig. BAN 4.25% 6/12/98  2,720,000
2,727,684
Oregon City School Dist Gen. Oblig. TAN 4.50% 12/30/97  2,050,000
2,053,966
Reynoldsburg City Gen. Oblig. BAN 4.15% 1/15/98  890,000  891,390
Richland County Ind'l. Dev. Rev. VRDN:
 (Carton Services, Inc. Proj.) Series 1996, 4.40%,
 LOC National CityBank, Cleveland (b)  1,980,000  1,980,000
 (Sabin Robbins Paper Co.) Series 1997, 4.30%,
 LOC Fifth Third Bank, Cincinnati  3,200,000  3,200,000
Scioto County Marine Term. Facs. Rev.
(Norfolk Southern Corp. Proj.) 5.50%, VRDN  11,800,000  11,800,000
Sharonville Ind. Dev. Rev. (Xtec, Inc.) Series 1991,
4.30%, LOC Fifth Third Bank, VRDN (b)  800,000  800,000
Solon Ind. Dev. Rev. (Cleveland Twist Drill Co.) Series 1995,
4.40%, LOC NationsBank,VRDN (b)  1,000,000  1,000,000
Springdale Gen. Oblig. BAN:
 4.50% 9/19/97  2,000,000  2,001,723
Springfield Gen. Oblig. BAN:
 4.60% 8/14/97  1,500,000  1,500,868
 4.17% 6/18/98  1,250,000  1,252,543
Springfield City School Dist. Rfdg. Gen. Oblig. Bonds
(Clark County) 3.65% 12/1/97  540,000  540,000
Stark County Ind. Dev. Rev. VRDN:
 (H-P Products, Inc. Proj.) 4.40%, LOC Key Bank (b)  3,200,000  3,200,000
 (Liquid Cont. Corp. Proj.) Series 1987, 4.30%,
 LOC Bank One (b)  330,000  330,000
Stow County Gen. Oblig. BAN 4% 12/18/97  1,940,000  1,943,044
Student Loan Fdg. Corp. Rev. VRDN:
 Series 1990-A1, 4.30%,
 LOC Nat'l. Westminster Bank PLC (b)  5,700,000  5,700,000
 Series 1990-A2, 4.30%,
 LOC Nat'l. Westminster Bank PLC (b)  9,700,000  9,700,000
 Series 1990-A3, 4.30%,
 LOC Nat'l. Westminster Bank PLC (b)  6,400,000  6,400,000
Summit County Gen. Oblig. BAN 4.50% 6/4/98  5,000,000  5,028,058
Summit County Ind. Dev. Rev.:
 Bonds:
  (Kuchar Proj.) 3.90%, tender 10/1/97,
  LOC Bank One Akron (b)  470,000  470,000
  (SGS Tool Co. Proj.) 3.80%, tender 10/1/97,
  LOC Bank One Akron (b)  1,800,000  1,800,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
OHIO - CONTINUED
Summit County Ind. Dev. Rev.: - continued
 Bonds: - continued
  (Spark Tec Int'l. Proj.) Series 1989, 4.05%,
  tender 11/1/97, LOC Bank One Akron (b) $ 185,000 $ 185,000
 (Commercial Alloys Corp.) 4.30%,
 LOC Star Bank, VRDN (b)  4,500,000  4,500,000
 (Hampshire Properties) 4.30%,
 LOC Key Bank Nat'l, VRDN (b)  1,070,000  1,070,000
 (Kaiser Dev. Proj.) 4.30%,
 LOC Bank One Akron, VRDN   850,000  850,000
 (Keltec, Inc. Proj.) Series 1987, 4.30%, LOC Bank One,
 VRDN (b)  340,000  340,000
 (Kuchar Proj.) Series 1987, 4.30%, LOC Bank One,
 VRDN (b)  905,000  905,000
 (Mannix County Proj.) Series 1987, 4.30%,
 LOC Bank One Akron, VRDN (b)  1,865,000  1,865,000
 (Summit Plastic Co. Proj.) 4.40%,
 LOC National CityBank, VRDN (b)  3,240,000  3,240,000
 (Triumph Holdings Proj.) 4.40%,
 LOC Nat'l. City Bank Northeast, VRDN (b)  1,820,000  1,820,000
Trumbull County Ind. Dev. Rev. (McDonald Steel Co.)
Series 1990, 4.40%, LOC Pittsburg Nat'l Bank, VRDN (b)  1,800,000
1,800,000
Twinsburg Ind. Dev. Rev. (United Stationers, Inc. Proj.)
4.40%, LOC Pittsburg Nat'l Bank, VRDN (b)  400,000  400,000
Union County Gen. Oblig. BAN 4.17% 6/25/98  1,500,000  1,503,832
Van Wert County Ind. Dev. Auth. Rev.
(Toledo Molding & Die, Inc.) Series 1994,
 4.30% LOC Bank One, VRDN (b)  2,955,000  2,955,000
Wadsworth City Gen. Oblig. BAN 3.80% 12/19/97  1,600,000  1,600,000
Warren County Ind. Dev. Rev. (Johnson & Hardin Enterprise)
Series 1990 A, 4.40%, LOC Central Trust, VRDN (b)  2,900,000  2,900,000
Washington County Gen. Oblig. BAN 4.25% 11/05/97  1,385,000  1,386,855
Washington County Ind. Dev. Rev. (Forma Scientific, Inc. Proj.)
4.40%, LOC Bank One, Akron, VRDN (b)  400,000  400,000
Wood County Ind. Dev. Rev. (TL Industries & AMPP, Inc. Proj.)
4.40%, LOC Nat'l. City Northwest, VRDN (b)  1,850,000  1,850,000
  333,896,154
TOTAL INVESTMENTS - 100%  $ 333,896,154
Total Cost for Income Tax Purposes  $ 333,896,154
SECURITY TYPE ABBREVIATIONS
BAN - Bond Anticipation Notes
RAN - Revenue Anticipation Notes
VRDN - Variable Rate Demand Notes
LEGEND
1. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
2. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
3. Provides evidence of ownership in one or more underlying municipal bonds.
4. Security purchased on a delayed delivery or when-issued basis.
INCOME TAX INFORMATION
At June 30, 1997, the fund had a capital loss carryforward of approximately $79,000 of which $5,000, $6,000, $11,000, $7,000 and $50,000 will expire on
December 31, 1998, 2000, 2002, 2003 and 2004, respectively.
FIDELITY OHIO MUNICIPAL MONEY MARKET FUND

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS JUNE 30, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value -                                      $ 333,896,154
See accompanying schedule

Cash                                                                       1,676,329

Interest receivable                                                        2,562,644

 TOTAL ASSETS                                                              338,135,127

LIABILITIES

Payable for investments purchased                           $ 3,200,000
Regular delivery

 Delayed delivery                                            5,811,320

Distributions payable                                        27,338

Accrued management fee                                       105,870

Other payables and accrued expenses                          63,070

 TOTAL LIABILITIES                                                         9,207,598

NET ASSETS                                                                $ 328,927,529

Net Assets consist of:

Paid in capital                                                           $ 329,011,102

Accumulated net realized gain (loss) on investments                        (83,573)

NET ASSETS, for 329,011,102 shares outstanding                            $ 328,927,529

NET ASSET VALUE, offering price and redemption price                       $1.00
per share ($328,927,529 (divided by) 329,011,102 shares)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INTEREST INCOME                                                               $ 6,060,675

EXPENSES

Management fee                                                    $ 632,462

Transfer agent, accounting and custodian fees and                  288,357
expenses

Non-interested trustees' compensation                              377

Registration fees                                                  19,543

Audit                                                              14,040

Legal                                                              3,363

Miscellaneous                                                      887

 Total expenses before reductions                                  959,029

 Expense reductions                                                (3,328)     955,701

NET INTEREST INCOME                                                            5,104,974

NET REALIZED GAIN (LOSS) ON INVESTMENTS                                        (4,192)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                          $ 5,100,782


STATEMENT OF CHANGES IN NET ASSETS

                                                           SIX MONTHS        YEAR ENDED
                                                           ENDED JUNE 30,    DECEMBER 31,
                                                           1997              1996
                                                           (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                                 $ 5,104,974       $ 9,461,291
Net interest income

 Net realized gain (loss)                                   (4,192)           (49,874)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            5,100,782         9,411,417
FROM OPERATIONS

Distributions to shareholders from net interest income      (5,104,974)       (9,461,291)

Share transactions at net asset value of $1.00 per share    295,977,236       616,078,137
Proceeds from sales of shares

 Reinvestment of distributions                              4,946,578         9,169,404

 Cost of shares redeemed                                    (299,585,013)     (593,825,109)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            1,338,801         31,422,432
 FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                   1,334,609         31,372,558

NET ASSETS

 Beginning of period                                        327,592,920       296,220,362

 End of period                                             $ 328,927,529     $ 327,592,920


FINANCIAL HIGHLIGHTS
      SIX MONTHS        YEARS ENDED DECEMBER 31,
      ENDED JUNE 30,
      1997

      (UNAUDITED)       1996                       1995   1994   1993   1992


SELECTED PER-SHARE DATA

Net asset value,               $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000
beginning of period

Income from Investment          .016        .030        .034        .025        .021        .028
Operations
Net interest income

Less Distributions

 From net                       (.016)      (.030)      (.034)      (.025)      (.021)      (.028)
 interest income

Net asset value,               $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000
end of period

TOTAL RETURN B                  1.59%       3.08%       3.48%       2.50%       2.09%       2.81%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of             $ 328,928   $ 327,593   $ 296,220   $ 301,691   $ 262,371   $ 270,248
period (000 omitted)

Ratio of expenses to            .60%        .60%        .61%        .57%        .59%        .58%
average net assets             A                                                           C

Ratio of expenses to            .60%        .59%        .61%        .57%        .59%        .58%
average net assets             A           D
after expense
reductions

Ratio of net interest           3.18%       3.03%       3.42%       2.48%       2.07%       2.78%
income to average              A
net assets


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
NOTES TO FINANCIAL STATEMENTS
For the period ended June 30, 1997 (Unaudited)




30. SIGNIFICANT ACCOUNTING POLICIES.
Spartan Ohio Municipal Income Fund (the income fund)(formerly Fidelity Ohio Municipal Income Fund) is a fund of Fidelity Municipal Trust. Fidelity Ohio Municipal Money Market Fund (the money market fund) is a fund of Fidelity Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware business trust, respectively. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the income and the money market fund:
SECURITY VALUATION.
INCOME FUND. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
MONEY MARKET FUND. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. For the money market fund, accretion of market discount represents unrealized gain until realized at the time of a security disposition or maturity.
EXPENSES. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.
These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, market discount, and losses deferred due to futures. The income fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS -
CONTINUED
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Accumulated undistributed net realized gain
(loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
31. OPERATING POLICIES.
WHEN-ISSUED SECURITIES. Each fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or forward commitment basis are identified as such in each applicable fund's schedule of investments. Each fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of when-issued securities having the same settlement date and broker are offset. When-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the applicable statements of assets and liabilities under the caption "Delayed delivery." Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.
FUTURES CONTRACTS. The income fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
32. PURCHASES AND SALES OF INVESTMENTS.
INCOME FUND. Purchases and sales of securities, other than short-term securities, aggregated $31,389,933 and $33,227,137, respectively.
The market value of futures contracts opened and closed during the period amounted to $4,659,478 and $4,673,116, respectively.
33. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As each fund's investment adviser, Fidelity Management & Research Company (FMR) receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of each fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to
 .3700% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fees were equivalent to annualized rates of .39% of average net assets for the income and money market funds, respectively.
34.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
SUB-ADVISER FEE. As the money market fund's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian and transfer, and shareholder servicing agent for the funds. The Bank has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds' transfer and shareholder servicing agent and accounting functions. The funds pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses. For the period, FSC received transfer agent and accounting fees amounting to $224,534 and $84,830 for the income fund and $241,191 and $35,854 for the money market fund, respectively.
For the period, the transfer agent fees were equivalent to an annualized rate of .12% and .15% of average net assets for the income fund and the money market fund, respectively.
35. EXPENSE REDUCTIONS.
Effective April 1, 1997, FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of .55% of the income fund's average net assets. For the period, the reimbursement reduced expenses by $27,726 for the Income fund.
In addition, each fund has entered into arrangements with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the transfer agent fees were reduced by $915 and $3,328, for the income and money market funds respectively, under these arrangements.
PROXY VOTING RESULTS


A special meeting of Fidelity Ohio Municipal Money Market Fund's shareholders was held on July 16, 1997. The results of votes taken among shareholders on proposals are listed below.
PROPOSAL 1
To elect as Trustees the following twelve nominees.
J. GARY BURKHEAD
 # OF  % OF
 SHARES VOTED SHARES VOTED
Affirmative    444,689,929.498   96.136

Withheld       17,871,441.790    3.864

TOTAL          462,561,371.288   100.000

RALPH F. COX
 # OF  % OF
 SHARES VOTED SHARES VOTED
Affirmative    443,768,598.498   95.937

Withheld       18,792,772.790    4.063

TOTAL          462,561,371.288   100.000

PHYLLIS BURKE DAVIS
 # OF  % OF
 SHARES VOTED SHARES VOTED
Affirmative    443,103,899.148   95.794

Withheld       19,457,472.140    4.206

TOTAL          462,561,371.288   100.000

ROBERT M. GATES
 # OF  % OF
 SHARES VOTED SHARES VOTED
Affirmative    443,950,387.378   95.977

Withheld       18,610,983.910    4.023

TOTAL          462,561,371.288   100.000

EDWARD C. JOHNSON 3RD
 # OF  % OF
 SHARES VOTED SHARES VOTED
Affirmative    444,259,190.958   96.043

Withheld       18,302,180.330    3.957

TOTAL          462,561,371.288   100.000

E. BRADLEY JONES
 # OF  % OF
 SHARES VOTED SHARES VOTED
Affirmative    442,923,945.528   95.755

Withheld       19,637,425.760    4.245

TOTAL          462,561,371.288   100.000

DONALD J. KIRK
 # OF  % OF
 SHARES VOTED SHARES VOTED
Affirmative    444,464,359.398   96.088

Withheld       18,097,011.890    3.912

TOTAL          462,561,371.288   100.000

PETER S. LYNCH
 # OF  % OF
 SHARES VOTED SHARES VOTED
Affirmative    444,937,445.098   96.190

Withheld       17,623,926.190    3.810

TOTAL          462,561,371.288   100.000

WILLIAM O. MCCOY
 # OF  % OF
 SHARES VOTED SHARES VOTED
Affirmative    444,154,888.538   96.021

Withheld       18,406,482.750    3.979

TOTAL          462,561,371.288   100.000

GERALD C. MCDONOUGH
 # OF  % OF
 SHARES VOTED SHARES VOTED
Affirmative    443,149,018.198   95.803

Withheld       19,412,353.090    4.197

TOTAL          462,561,371.288   100.000

MARVIN L. MANN
 # OF  % OF
 SHARES VOTED SHARES VOTED
Affirmative    444,770,167.908   96.154

Withheld       17,791,203.380    3.846

TOTAL          462,561,371.288   100.000

THOMAS R. WILLIAMS
 # OF  % OF
 SHARES VOTED SHARES VOTED
Affirmative    444,019,634.298   95.992

Withheld       18,541,736.990    4.008

TOTAL          462,561,371.288   100.000

PROPOSAL 2
To ratify the selection of Coopers & Lybrand L.L.P. as independent accountants of the trust.
 # OF  % OF
 SHARES VOTED SHARES VOTED
Affirmative    435,395,650.683   94.127

Against        13,012,889.495    2.813

Abstain        14,152,831.110    3.060

TOTAL          462,561,371.288   100.000

PROPOSAL 3
To amend the Declaration of Trust to provide voting rights based on a shareholder's total dollar investment in a fund, rather than on the number of shares owned.
 # OF % OF
 SHARES VOTED SHARES VOTED
 OF THE TRUST OF THE TRUST
Affirmative    409,553,827.698   88.540

Against        31,050,994.330    6.713

Abstain        21,856,323.260    4.725

Not voted      100,226.000       .002

TOTAL          462,561,371.288   100.000

 # OF % OF
 SHARES VOTED SHARES VOTED
 OF THE FUND OF THE FUND
Affirmative    162,785,427.340   90.048

Against        8,822,602.395     4.880

Abstain        9,168,640.670     5.072

TOTAL          180,776,670.405   100.000

PROPOSAL 4
To approve an amended management contract for the fund that would reduce the management fee payable to FMR by the fund as FMR's assets under management increase.
 # OF  % OF
 SHARES VOTED SHARES VOTED
Affirmative    154,251,638.510   85.327

Against        11,768,056.855    6.510

Abstain        14,756,975.040    8.163

TOTAL          180,776,670.405   100.000

PROPOSAL 5
Senior Securities - To add the ability to issue senior securities to the extent permitted under the Investment Company Act of 1940.
 # OF  % OF
 SHARES VOTED SHARES VOTED
Affirmative    151,011,834.465   83.535

Against        14,440,065.160    7.988

Abstain        15,324,770.780    8.477

TOTAL          180,776,670.405   100.000

PROPOSAL 6
Borrowing - To amend the borrowing limitation to require a reduction in borrowing if borrowings exceed the 33 1/3% limit for any reason rather than solely because of a decline in net assets.
 # OF  % OF
 SHARES VOTED SHARES VOTED
Affirmative    150,249,449.500   83.113

Against        15,172,642.095    8.393

Abstain        15,354,578.810    8.494

TOTAL          180,776,670.405   100.000

PROPOSAL 7
Concentration - To standardize language and explicitly exclude "tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision thereof " from the limitation on industry concentration.
 # OF  % OF
 SHARES VOTED SHARES VOTED
Affirmative    152,584,176.335   84.405

Against        13,808,479.040    7.638

Abstain        14,384,015.030    7.957

TOTAL          180,776,670.405   100.000

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day. BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.
1
 For quotes.*
2
 For account balances and holdings.
3
 To review orders and mutual
fund activity.
4
 To change your PIN.
5
 To speak to a Fidelity representative.
*
0
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services. (PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC
(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC
(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
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Scottsdale, AZ
CALIFORNIA
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Brea, CA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
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Los Angeles, CA
251 University Avenue
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COLORADO
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FLORIDA
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Boca Raton, FL
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1907 West State Road 434
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3525 Piedmont Road, N.E.
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1000 Abernathy Road
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4729 East 82nd Street
Indianapolis, IN
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New Orleans, LA
MAINE
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Portland, ME
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7401 Wisconsin Avenue
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Boston, MA
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7600 France Avenue South
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700 West 47th Street
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8885 Ladue Road
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200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1055 Franklin Avenue
Garden City, NY
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Melville, L.I., NY
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New York, NY
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New York, NY
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New York, NY
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White Plains, NY
NORTH CAROLINA
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OHIO
600 Vine Street
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121 S.W. Morrison Street
Portland, OR
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Philadelphia, PA
439 Fifth Avenue
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Memphis, TN
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Houston, TX
2701 Drexel Drive
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
19740 IH 45 North
Spring, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
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Burlington, VT
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McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street, N.W.
Washington, DC
WISCONSIN
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INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research
Company
Boston, MA
INVESTMENT SUB-ADVISER,
MONEY MARKET FUND
FMR Texas Inc.
Irving, TX
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President -
INCOME FUND
George A. Fischer, Vice President -
INCOME FUND
Boyce Greer, Vice President -
MONEY MARKET FUND
Scott A. Orr, Vice President -
MONEY MARKET FUND
Arthur S. Loring, Secretary
Richard A. Silver, Treasurer
Thomas D. Maher, Assistant Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
* INDEPENDENT TRUSTEES
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
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Kansas City, MO
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Boston, MA
CUSTODIAN
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Kansas City, MO
THE FIDELITY TELEPHONE CONNECTION
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FIDELITY

AGGRESSIVE MUNICIPAL
FUND
SEMIANNUAL REPORT
JUNE 30, 1997
CONTENTS


PRESIDENT'S MESSAGE    3     Ned Johnson on investing
                             strategies.

PERFORMANCE            4     How the fund has done over time.

FUND TALK              7     The manager's review of fund
                             performance, strategy and outlook.

INVESTMENT CHANGES     10    A summary of major shifts in the
                             fund's investments over the past six
                             months.

INVESTMENTS            11    A complete list of the fund's
                             investments with their market
                             values.

FINANCIAL STATEMENTS   25    Statements of assets and liabilities,
                             operations, and changes in net
                             assets,
                             as well as financial highlights.

NOTES                  29    Notes to the financial statements.




THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED
FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY
AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST
OR SEND
MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Through the first six months of 1997, stock and bond markets experienced the kind of short-term volatility that can affect them periodically. The stock market rebounded strongly from its early spring correction to continue on its record-setting pace, as seen by the roughly 20% year-to-date gain by the Standard & Poor's 500 Index. The bond market posted moderate returns over the first half of the year, as positive news on the inflation front helped soften the effects of a hike in short-term interest rates by the Federal Reserve Board in late March.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government. Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JUNE 30, 1997               PAST 6   PAST 1   PAST 5   PAST 10
                                          MONTHS   YEAR     YEARS    YEARS

Fidelity Aggressive Municipal Fund        3.63%    8.41%    37.84%   115.90%

Lehman Brothers Municipal Bond Index      3.20%    8.26%    40.90%   119.37%

High Yield Municipal Debt Funds Average   3.42%    8.53%    38.45%   113.58%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year. To measure how the fund's performance stacked up against its peers, you can compare it to the high yield municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 49 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JUNE 30, 1997               PAST 1   PAST 5   PAST 10
                                          YEAR     YEARS    YEARS

Fidelity Aggressive Municipal Fund        8.41%    6.63%    8.00%

Lehman Brothers Municipal Bond Index      8.26%    7.10%    8.17%

High Yield Municipal Debt Funds Average   8.53%    6.71%    7.86%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking the arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
  1987/06/30      10000.00                    10000.00
  1987/07/31      10110.27                    10102.00
  1987/08/31      10167.37                    10124.73
  1987/09/30       9884.20                     9751.43
  1987/10/31       9744.99                     9785.95
  1987/11/30       9895.15                    10041.46
  1987/12/31      10045.57                    10187.16
  1988/01/31      10437.85                    10550.03
  1988/02/29      10582.22                    10661.54
  1988/03/31      10493.86                    10537.87
  1988/04/30      10518.17                    10617.96
  1988/05/31      10580.75                    10587.27
  1988/06/30      10757.90                    10742.16
  1988/07/31      10849.79                    10812.20
  1988/08/31      10913.57                    10821.72
  1988/09/30      11083.16                    11017.59
  1988/10/31      11274.13                    11211.50
  1988/11/30      11237.67                    11108.80
  1988/12/31      11392.13                    11222.45
  1989/01/31      11527.75                    11454.53
  1989/02/28      11511.82                    11323.83
  1989/03/31      11537.69                    11296.77
  1989/04/30      11777.58                    11564.95
  1989/05/31      11988.73                    11805.16
  1989/06/30      12148.34                    11965.47
  1989/07/31      12256.16                    12128.32
  1989/08/31      12237.88                    12009.58
  1989/09/30      12243.61                    11973.79
  1989/10/31      12254.61                    12120.23
  1989/11/30      12405.61                    12332.34
  1989/12/31      12474.92                    12433.22
  1990/01/31      12463.08                    12374.41
  1990/02/28      12561.99                    12484.54
  1990/03/31      12609.19                    12488.29
  1990/04/30      12529.68                    12397.87
  1990/05/31      12720.85                    12668.52
  1990/06/30      12825.34                    12779.87
  1990/07/31      13044.97                    12967.74
  1990/08/31      12916.40                    12779.44
  1990/09/30      13038.03                    12786.73
  1990/10/31      13126.11                    13018.68
  1990/11/30      13341.35                    13280.49
  1990/12/31      13408.53                    13338.26
  1991/01/31      13472.09                    13517.26
  1991/02/28      13604.26                    13634.86
  1991/03/31      13642.19                    13639.76
  1991/04/30      13821.71                    13821.17
  1991/05/31      13917.20                    13944.04
  1991/06/30      13968.77                    13930.24
  1991/07/31      14190.53                    14099.91
  1991/08/31      14390.00                    14285.60
  1991/09/30      14554.76                    14471.60
  1991/10/31      14668.28                    14601.85
  1991/11/30      14719.42                    14642.59
  1991/12/31      14987.05                    14956.82
  1992/01/31      15040.08                    14990.92
  1992/02/29      15075.82                    14995.71
  1992/03/31      15118.52                    15001.26
  1992/04/30      15260.70                    15134.77
  1992/05/31      15457.32                    15312.91
  1992/06/30      15662.64                    15569.86
  1992/07/31      16135.45                    16036.65
  1992/08/31      15975.40                    15880.29
  1992/09/30      16065.17                    15984.15
  1992/10/31      15877.82                    15827.02
  1992/11/30      16184.44                    16110.48
  1992/12/31      16361.37                    16274.97
  1993/01/31      16607.39                    16464.25
  1993/02/28      17189.99                    17059.76
  1993/03/31      17045.63                    16879.44
  1993/04/30      17221.49                    17049.75
  1993/05/31      17357.99                    17145.57
  1993/06/30      17646.01                    17431.73
  1993/07/31      17697.70                    17454.57
  1993/08/31      18079.32                    17817.97
  1993/09/30      18300.46                    18020.92
  1993/10/31      18337.47                    18055.70
  1993/11/30      18211.88                    17896.63
  1993/12/31      18591.93                    18274.43
  1994/01/31      18796.19                    18483.12
  1994/02/28      18369.25                    18004.41
  1994/03/31      17583.76                    17271.27
  1994/04/30      17667.31                    17417.73
  1994/05/31      17799.75                    17568.74
  1994/06/30      17742.14                    17461.40
  1994/07/31      18045.59                    17781.46
  1994/08/31      18097.96                    17842.99
  1994/09/30      17864.50                    17581.05
  1994/10/31      17570.59                    17268.81
  1994/11/30      17128.60                    16956.59
  1994/12/31      17510.20                    17329.81
  1995/01/31      18020.79                    17825.09
  1995/02/28      18489.26                    18343.45
  1995/03/31      18512.19                    18554.21
  1995/04/30      18543.10                    18576.11
  1995/05/31      19073.20                    19168.87
  1995/06/30      18919.62                    19002.10
  1995/07/31      19036.94                    19182.24
  1995/08/31      19238.58                    19425.47
  1995/09/30      19384.90                    19548.43
  1995/10/31      19618.26                    19832.67
  1995/11/30      19950.69                    20161.69
  1995/12/31      20117.32                    20355.45
  1996/01/31      20252.49                    20509.13
  1996/02/29      20192.45                    20370.69
  1996/03/31      19770.91                    20110.36
  1996/04/30      19710.74                    20053.44
  1996/05/31      19690.21                    20045.42
  1996/06/30      19914.38                    20263.72
  1996/07/31      20070.75                    20448.12
  1996/08/31      20119.29                    20443.21
  1996/09/30      20309.52                    20729.41
  1996/10/31      20539.19                    20963.86
  1996/11/30      20893.24                    21347.50
  1996/12/31      20832.89                    21257.84
  1997/01/31      20917.44                    21298.02
  1997/02/28      21117.76                    21493.54
  1997/03/31      20901.44                    21207.03
  1997/04/30      21071.02                    21384.53
  1997/05/31      21337.17                    21706.15
  1997/06/30      21589.90                    21937.32
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Aggressive Municipal Fund on June 30, 1987. As the chart shows, by June 30, 1997, the value of the investment would have grown to $21,590 - a 115.90% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $21,937 - a 119.37% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return and yield
of a fund that invests in
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
            SIX MONTHS   YEARS ENDED DECEMBER 31,
            ENDED
            JUNE 30,

            1997         1996                       1995   1994   1993   1992

Dividend return         2.93%   6.18%    6.93%    6.15%     6.80%    7.31%

Capital appreciation    0.70%   -2.62%    7.96%   -11.97%    6.83%   1.86%
 return

Total return            3.63%   3.56%    14.89%   -5.82%    13.63%   9.17%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains paid by the fund are reinvested, if any.
DIVIDENDS AND YIELD

PERIODS ENDED JUNE 30, 1997              PAST 1        PAST 6         PAST 1
                                         MONTH         MONTHS         YEAR

Dividends per share                      6.47(cents)   32.63(cents)   68.40(cents)

Annualized dividend rate                 6.87%         5.80%          6.04%

30-day annualized yield                  4.89%         -              -

30-day annualized tax-equivalent yield   7.64%         -              -


DIVIDENDS per share show the income paid by the fund for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $11.46 over the past one month, $11.34 over the past six months and $11.32 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 36% federal tax bracket, but does not reflect the payment of the federal alternative minimum tax, if applicable. If Fidelity had not reimbursed certain expenses, the yield and the tax-equivalent yield would have been 4.86% and 7.59%, respectively.
FUND TALK: THE MANAGER'S OVERVIEW


NOTE TO SHAREHOLDERS: David Murphy became Portfolio Manager of Fidelity Aggressive Municipal Fund on April 15, 1997.
Q. DAVE, HOW DID THE FUND PERFORM OVER THE PAST SIX MONTHS?
A. Fairly well. For the six months that ended June 30, 1997, the fund had a total return of 3.63%. To get a sense of how the fund did relative to its peers, the high yield municipal debt funds average returned 3.42% for the same period, according to Lipper Analytical Services. The Lehman Brothers Municipal Bond Index had a six-month return of 3.20% as of June 30, 1997. For the year ended June 30, 1997, the fund returned 8.41%, while the high yield municipal debt funds average returned 8.53%, according to Lipper. For the same one-year period, the Lehman Brothers index returned 8.26%.
Q. HIGHER INTEREST RATES CAST A PALL OVER THE BOND MARKET DURING THE PAST SIX MONTHS, ALTHOUGH MUNICIPALS IN GENERAL AND HIGH-YIELD MUNICIPALS IN PARTICULAR FARED BETTER THAN U.S. TREASURIES. WHAT ACCOUNTS FOR HIGH-YIELD MUNICIPALS' RELATIVELY STRONG PERFORMANCE?
A. The municipal market as a whole was buoyed by favorable supply and demand factors - a situation that was even more pronounced in the high-yield municipal segment of the market. Much of municipals' better performance occurred toward the end of the period when the available supply of tax-free bonds was limited. On the demand side of the equation, there was evidence that some investors began to question the high levels of the stock market and redirected some of their investment dollars into the municipal market. Additional municipal purchases were triggered by upcoming issuer calls. By this I mean that municipal issuers were expected to call - or redeem - a record amount of their municipal debt before maturity. In anticipation of those municipal holdings being called, investors bought new municipal bonds in their place, increasing demand and raising prices. Within the high-yield segment of the municipal market, demand was even stronger than for the municipal market as a whole, while the amount of new high-yield bonds issued was quite light.
Q. WHICH INDIVIDUAL HOLDINGS PERFORMED WELL DURING THE PAST SIX MONTHS? WHICH HOLDINGS WERE DISAPPOINTMENTS?
A. On the positive side, two of the fund's holdings - Michigan Strategic Fund for Mercy Services and New Hampshire Health and Education for River Woods - were advance-refunded during the period. In an advanced refunding, an issuer with existing bonds in the market will issue a second set of bonds with a lower interest rate than the existing bonds. Proceeds from this sale are then invested in high-quality U.S. Treasury securities, and these Treasuries then secure the original bonds until the call date or maturity of the original bonds. On the negative side, Detroit Hospital Financing Authority for Michigan Healthcare Corp., which has been in bankruptcy proceedings for the past two years, modestly detracted from the fund's performance over the past six months.
Q. WHAT CHANGES HAVE YOU MADE SINCE TAKING OVER THE FUND?
A. I began to reduce the fund's stake in industrial development bonds. Known as "IDBs," these bonds are issued by corporate entities through municipal authorities for some purpose that is deemed for the public good - such as economic development or pollution control. Even after I reduced the fund's stake in IDBs, it continued to have a heavier weighting in these bonds than its benchmark.
Q. WERE THERE OTHER CHANGES?
A. In terms of maturity ranges, I sold some bonds with maturities of 20 years or more to make way for more bonds with maturities of between one and 10 years. There were two reasons for this strategy. First, I didn't feel that longer-term bonds offered enough additional yield to compensate for their added sensitivity to interest rates. What's more, long-maturity bonds can be susceptible to being called - or redeemed - by their issuer prior to maturity. Typically, these calls come when current interest rates are lower than a given bond's stated coupon. While that may be good for the issuer because it lowers its debt costs, it's not so good for the bond holder. A holder of called bonds will have to surrender the bond and its relatively high income payments and reinvest the proceeds at lower interest rates.
Q. WHY DID YOU ADD TO THE FUND'S EXISTING HOLDINGS IN BONDS ISSUED BY CALIFORNIA AND NEW YORK?
A. I added some California bonds because the state is enjoying a strong economy and higher tax revenues. Moreover, the state has benefited from a budget surplus and, in my view, won't have to scramble to balance its budget next year. Bonds issued by New York City also were attractive as the city's economy continues to expand and tax revenues rise. I like the fact that the city has been reasonably conservative in its budgeting, not relying on a continuation of the dramatic boost from Wall Street for the coming year.
Q. WHAT'S YOUR OUTLOOK FOR MUNICIPALS?
A. During the past several years, the amount of municipal bonds outstanding has shrunk considerably. This lack of supply has helped the municipal market outperform the taxable bond market over the past six months. It's my opinion that the total supply of municipals could increase slightly by the end of this year from current levels. The question is, will there be enough demand to digest that supply? In my view, that will depend on how investors perceive the attractiveness of municipals relative to other fixed-income securities and especially to equity investments. I don't anticipate buying more lower-quality securities until I feel that the reward - or yield - is adequate to compensate for the added risk. But I don't really anticipate that happening unless the economy slows dramatically.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: seeks high income by
investing in municipal
securities of any quality
FUND NUMBER: 012
TRADING SYMBOL: FATFX
START DATE: September 13,
1985
SIZE: as of June 30, 1997,
more than $850 million
MANAGER: David Murphy,
since April 1997; manager,
various Fidelity and Spartan
municipal income funds;
joined Fidelity in 1989
(checkmark)
DAVID MURPHY ON REDUCING THE
FUND'S STAKE IN
BELOW-INVESTMENT-GRADE
BONDS:
"The fund's stake in bonds
rated below investment grade
fell during the period. My
rationale for shifting toward
higher-quality bonds was
two-fold. First, I wanted to sell
to lock in some of the strong
performance that had
occurred in the
below-investment-grade part of
the municipal market. During
the period, the demand for
these lower-quality,
higher-yielding bonds was
quite strong. This strong
demand, in turn, helped
below-investment-grade bond
prices perform well relative to
higher-quality segments of
the market. Second, my view
was that the yields offered by
lower-quality securities were
no longer adequate enough to
compensate for their added
risk. The difference in yield
between lower-quality and
insured bonds - which is
known as the quality spread
- currently is as small as I've
ever seen it in the 15 years
I've been investing in the
municipal market. So, when I
replaced lower-quality,
higher-yielding bonds with
higher-quality bonds, I wasn't
forced to give up much
additional yield."
INVESTMENT CHANGES


TOP FIVE STATES AS OF JUNE 30, 1997
                % OF        % OF FUND'S
                FUND'S      INVESTMENTS
                INVESTMEN   IN THESE STATES
                TS          6 MONTHS AGO

New York        13.3        11.0

California      8.3         6.5

Massachusetts   7.9         8.7

Pennsylvania    6.9         8.1

Illinois        5.6         4.7

TOP FIVE MARKET SECTORS AS OF JUNE 30, 1997
                         % OF FUND'S    % OF FUND'S
                         INVESTMENTS    INVESTMENTS
                                        IN THESE MARKET
                                        SECTORS
                                        6 MONTHS AGO

General Obligation       22.5           17.8

Electric Revenue         17.1           18.6

Health Care              15.9           21.9

Industrial Development   10.4           18.5

Transportation           7.6            5.5

AVERAGE YEARS TO MATURITY AS OF JUNE 30, 1997
               6 MONTHS AGO

Years   14.2   16.8

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF JUNE 30, 1997
              6 MONTHS AGO

Years   6.9   7.1

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF JUNE 30, 1997 AS OF DECEMBER 31, 1996
Aaa 38.0%
Aa, A 18.7%
Baa 25.7%
Ba, B 1.4%
Caa, Ca, C 0.3%
Non-rated 11.7%
Short-term
investments 4.2%
Aaa 23.0%
Aa, A 15.7%
Baa 22.0%
Ba, B 10.5%
Caa, Ca, C 0.3%
Non-rated 25.9%
Short-term
investments 2.6%
Row: 1, Col: 1, Value: 37.0
Row: 1, Col: 2, Value: 18.7
Row: 1, Col: 3, Value: 24.7
Row: 1, Col: 4, Value: 2.4
Row: 1, Col: 5, Value: 1.3
Row: 1, Col: 6, Value: 11.7
Row: 1, Col: 7, Value: 4.2
Row: 1, Col: 1, Value: 21.0
Row: 1, Col: 2, Value: 15.7
Row: 1, Col: 3, Value: 22.0
Row: 1, Col: 4, Value: 10.5
Row: 1, Col: 5, Value: 1.3
Row: 1, Col: 6, Value: 25.9
Row: 1, Col: 7, Value: 2.6
WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS. UNRATED DEBT SECURITIES THAT ARE EQUIVALENT TO BA AND BELOW AT JUNE 30, 1997 AND DECEMBER 31, 1996 ACCOUNT FOR 9.2% AND 23.3% RESPECTIVELY, OF THE FUND'S INVESTMENTS.
INVESTMENTS JUNE 30, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


MUNICIPAL BONDS - 95.8%
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
ALABAMA - 0.5%
Cullman Med. Ctr. (Cullman Reg'l. Med. Ctr.)
Series A, 6.50% 2/15/23  Baa3 $ 4,000,000 $ 4,050,000
ARIZONA - 1.4%
Maricopa County Hosp. Rev. Rfdg.
(Sun Health Corp.) 5.65% 4/1/06  Baa1  3,625,000  3,665,781
Sierra Vista Ind. Dev. Auth. Hosp. Rev. Rfdg.
(Sierra Vista Commty. Hosp. Proj.):
 8.75% 12/1/16 (Pre-Refunded to
  12/1/98 @ 103) (f)  -  4,000,000  4,370,000
  6.75% 12/1/26  -  2,000,000  2,040,000
Tucson Gen. Oblig. Rfdg. 6.75% 7/1/03
(FGIC Insured)  Aaa  1,800,000  2,004,750
  12,080,531
ARKANSAS - 0.2%
Little Rock Arpt. Passenger Facs. Charge Rev.
5.65% 5/1/16 (AMBAC Insured) (e)  Aaa  2,025,000  2,070,562
CALIFORNIA - 8.3%
California Dept. of Wtr. Resources Rev.
(Central Valley Proj.) Series O, 4.75% 12/1/25  Aa  4,000,000  3,510,000
California Hsg. Fin. Agcy. Rev. (Home Mtg.):
Series A, 5.30% 8/1/14 (MBIA Insured)  Aaa  1,265,000  1,274,488
 Series B, 5.20% 8/1/26 (MBIA Insured) (e)  Aaa  1,800,000  1,813,500
 Series R, 6.15% 8/1/27 (MBIA Insured) (e)  Aaa  1,000,000  1,017,500
California Pub. Wks. Board Lease Rev.:
(Various California State Univ. Projs.) Series A:
 Rfdg. 5.50% 10/1/13  A  5,755,000  5,733,419
  Rfdg. 5.50% 6/1/14  A1  3,665,000  3,683,325
  6.50% 9/1/05  A  1,155,000  1,271,944
  5.25% 12/1/13  A  3,750,000  3,618,750
 (Various Commty. College Projs.)
 Series A, 5.50% 12/1/08  A1  2,415,000  2,457,263
 (Dept. of Corrections) Series A,
 5.50% 1/1/14 (AMBAC Insured)  Aaa  3,750,000  3,745,313
Foothill/Eastern Trans. Corridor Agcy. Toll Rd.
Rev. (Sr. Lien) (Cap. Appreciation) Series A,
0% 1/1/08 (h)  Baa  4,000,000  2,670,000
Los Angeles County Metropolitan Transit Auth.
Sales Tax Rev. 1st Tier Sr. Series A,
5.90% 7/1/14 (MBIA Insured)  Aaa  2,245,000  2,323,575
Los Angeles Wastewtr. Sys. Rev. Rfdg. Series D:
 4.70% 11/1/17 (FGIC Insured)  Aaa  8,330,000  7,309,575
  4.70% 11/1/19 (FGIC Insured)  Aaa  10,000,000  8,700,000
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
Northern California Pwr. Agcy. Pub. Pwr. Rev.
Rfdg. (Geothermal Proj.) Series A,
5.85% 7/1/10 (AMBAC Insured)  Aaa $ 4,000,000 $ 4,265,000
Port Oakland Port Rev. (Cap. Appreciation)
Series F, 0% 11/1/09 (MBIA Insured)  Aaa  7,000,000  3,675,000
Sacramento Cogeneration Auth. Cogeneration
Proj. Rev.:
 (Proctor & Gamble Proj.):
  7% 7/1/04  BBB-  1,200,000  1,321,500
   6.375% 7/1/10  BBB-  1,500,000  1,580,625
Sacramento Pwr. Auth. Cogeneration Proj. Rev.
6.50% 7/1/09  BBB-  2,200,000  2,332,000
San Francisco City & County Arpts. Commty. Int'l.
Arpt. Rev. Rfdg. 2nd Series Issue 2,
6.75% 5/1/13 (MBIA Insured)  Aaa  1,000,000  1,106,250
Upland Ctfs. of Prtn. (San Antonio Commty.
Hosp.) 5.25% 1/1/08  A  3,500,000  3,430,000
West & Central Basin Fing. Auth. Rev.
(West Basin Rfdg. Proj.) Series A,
5% 8/1/13 (AMBAC Insured)  Aaa  3,000,000  2,838,750
  69,677,777
COLORADO - 3.4%
Colorado Health Facs. Auth. Rev. Rfdg.
(Rocky Mountain Adventist):
 6.625% 2/1/13  Baa  6,100,000  6,328,750
  6.625% 2/1/22  Baa  3,400,000  3,506,250
Denver City & County Arpt. Rev.
Series A:
  (Cap. Appreciation) 0% 11/15/05
  (MBIA Insured) (e)  Aaa  1,480,000  963,850
  6.60% 11/15/97 (e)  Baa1  1,000,000  1,009,080
  6.90% 11/15/98 (e)  Baa1  3,850,000  3,970,313
  7% 11/15/99 (e)  Baa1  2,750,000  2,887,500
  8% 11/15/17 (e)  Baa1  1,600,000  1,651,088
 Series C, 6.50% 11/15/06 (e)  Baa1  4,075,000  4,329,688
 Series D, 7.40% 11/15/01 (e)  Baa1  3,000,000  3,258,750
Highlands Ranch Metropolitan Dist. #2
6.50% 6/15/10 (FSA Insured)  Baa1  1,000,000  1,128,750
  29,034,019
CONNECTICUT - 1.7%
Connecticut Health & Edl. Facs. Auth. Rev.
(New Britain Mem. Hosp.) Series A,
7.75% 7/1/22  BBB-  6,100,000  6,572,750
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
CONNECTICUT - CONTINUED
Eastern Connecticut Resources Recovery Auth.
Solid Waste Rev. (Wheelabrator Lisbon Proj.)
Series A:
 5% 1/1/04 (e)  A- $ 900,000 $ 882,000
  5.50% 1/1/14 (e)  A-  5,000,000  4,756,250
  5.50% 1/1/20 (e)  A-  2,250,000  2,089,687
  14,300,687
DISTRICT OF COLUMBIA - 3.1%
District of Columbia Gen. Oblig. Series A,
6% 6/1/03  Ba2  1,520,000  1,558,000
District of Columbia Gen. Oblig. Unltd. Tax Rfdg.:
 Series A:
 5.625% 6/1/02  Ba2  1,815,000  1,830,881
  5.75% 6/1/03  Ba2  2,280,000  2,308,500
  5.875% 6/1/05 (AMBAC Insured)  Aaa  1,250,000  1,312,500
 Series A-3:
 5.30% 6/1/04 (AMBAC Insured)  Aaa  3,120,000  3,174,600
  5.40% 6/1/05 (AMBAC Insured)  Aaa  2,660,000  2,713,200
 Series B-3, 5.30% 6/1/05 (MBIA Insured)  Aaa  5,000,000  5,068,750
 Series C, 5.25% 12/1/03 (FGIC  Insured)  Aaa  2,170,000  2,213,400
District of Columbia Hosp. Rev. (Hosp. for
Sick Children) Series A, 8.875% 1/1/21  -  2,870,000  3,139,062
District of Columbia Rev. Rfdg. (Georgetown Univ.)
Series A (MBIA Insured):
 5.95% 4/1/14 (g)  Aaa  2,000,000  2,032,500
  6% 4/1/18 (g)  Aaa  700,000  705,250
  26,056,643
FLORIDA - 2.3%
Broward County Resources Recovery Rev.
(SES Broward Co. LP South Proj.)
7.95% 12/1/08  A  2,230,000  2,427,913
Florida Muni. Pwr. Agcy. Rev. Rfdg.
(Stanton II Proj.) 4.50% 10/1/27
(AMBAC Insured)  Aaa  2,300,000  1,909,000
Jacksonville Elec. Auth. Rev. Rfdg. (St. John's
River Pwr. Park Sys.) 5.375% 10/1/16  Aa1  9,500,000  9,357,500
Orlando Util. Commission Wtr. & Elec. Rev.
Series B, 5.25% 10/1/23  Aa  2,750,000  2,585,000
Pasco County Solid Waste Disp. & Resource
Recovery Sys. Rev. 6% 4/1/06
(AMBAC Insured) (e)(g)  Aaa  3,000,000  3,135,000
  19,414,413
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
ILLINOIS - 5.6%
Chicago Midway Arpt. Rev. Series B,
6% 1/1/05 (MBIA Insured) (e)  Aaa $ 1,360,000 $ 1,436,500
Chicago O'Hare Int'l. Arpt. Rev. Rfdg.
(2nd Lien) (Gen. Arpt. Proj.) Series A:
 6.25% 1/1/08 (MBIA Insured)  Aaa  5,250,000  5,676,563
  6.25% 1/1/09 (AMBAC Insured) (e)  Aaa  6,100,000  6,542,250
  6.375% 1/1/15 (MBIA Insured)  Aaa  2,300,000  2,461,000
Chicago O'Hare Int'l. Arpt. Spl. Facs. Rev.:
Rfdg. (Delta Airlines, Inc.) 6.45% 5/1/18  Ba2  1,750,000  1,787,188
 (American Airlines, Inc. Proj.) Series A,
 7.875% 11/1/25 (e)  Baa2  4,720,000  5,121,200
 (Passenger Facs. Charge) Series A,
 5.60% 1/1/10 (AMBAC Insured)  Aaa  4,500,000  4,590,000
Cooke & Will Counties Township High School
Dist. #206 Series A, 0% 12/1/03
(AMBAC Insured) (Escrowed to Maturity) (f) Aaa 2,100,000 1,543,500 Illinois Dev. Fin. Auth. Poll. Cont. Rev. Rfdg.
(Commonwealth Edison Co. Proj.) Series D,
6.75% 3/1/15 (AMBAC Insured)  Aaa  6,000,000  6,570,000
Illinois Health Facs. Auth. Rev. (Glen Oaks Med. Ctr.)
Series D, 9.50% 11/15/15
(Escrowed to Maturity) (f)  Baa1  3,545,000  4,134,356
Metropolitan Pier & Exposition Auth.
Dedicated State Tax Rev. (Cap. Appreciation)
(McCormick Place Expansion Proj.) Series A:
 0% 6/15/08 (FGIC Insured)  Aaa  4,000,000  2,265,000
  0% 6/15/08 (MBIA Insured)  Aaa  6,000,000  3,397,500
  0% 6/15/09 (FGIC Insured)  Aaa  4,000,000  2,125,000
  47,650,057
INDIANA - 0.3%
Indiana Health Facs. Fing. Auth. Hosp. Rev.
Rfdg. (Clarian Health Partners, Inc.)
Series A, 5.50% 2/15/16  Aa3  3,000,000  2,910,000
KENTUCKY - 1.2%
Kenton County Arpt. Board Arpt. Rev.:
Spl. Facs. (Delta Airlines Proj.) Series A,
 7.50% 2/1/20 (e)  Baa3  5,100,000  5,508,000
 Rfdg. (Cincinnati/Northern Kentucky Int'l Arpt.)
 Series A, 5.65% 3/1/04 (MBIA Insured) (e)  Aaa  1,480,000  1,537,350
Owensboro Elec. Lt. & Pwr. Rev. Series B:
0% 1/1/09 (AMBAC Insured)  Aaa  2,000,000  1,097,500
 0% 1/1/10 (AMBAC Insured)  Aaa  4,440,000  2,286,600
  10,429,450
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
LOUISIANA - 3.2%
Lake Charles Hbr. & Term. Dist. Port Facs. Rev.
Rfdg. (Trunkline LNG Co. Proj.) Series 1992,
7.75% 8/15/22  Baa2 $ 14,900,000 $ 16,892,875
Louisiana Gen. Oblig. Series A,
6.75% 5/15/03 (MBIA Insured)  Aaa  4,000,000  4,415,000
New Orleans Gen. Oblig. Rfdg. (Cap.
Appreciation) 0% 9/1/08 (AMBAC Insured)  Aaa  10,000,000  5,612,500
  26,920,375
MARYLAND - 0.2%
Baltimore Consolidated Pub. Impt. Rfdg.
Series A, 7.25% 10/15/04 (FGIC Insured)  Aaa  1,545,000  1,784,475
MASSACHUSETTS - 7.9%
Boston Rev. (Boston City Hosp.) Series A, 7.625%
2/15/21 (FHA Guaranteed) (MBIA Insured)
(Pre-Refunded to 8/15/00 @ 102) (f)  Aaa  2,500,000  2,778,125
Massachusetts Bay Trans. Auth.
Series B, 6.20% 3/1/16  A1  3,800,000  4,184,750
Massachusetts Gen. Oblig. Rfdg. Series A:
6.25% 7/1/04  A1  3,505,000  3,816,069
 5.50% 2/1/11 (MBIA Insured)  Aaa  9,000,000  9,090,000
Massachusetts Health & Edl. Facs. Auth. Rev.:
(1st Mtg.) (Fairview Extended Care)
 Series A, 10.25% 1/1/21  -  12,000,000  13,635,000
  (New England Med. Ctr.) Series G,
 5.375% 7/1/24 (MBIA Insured)  Aaa  900,000  870,750
Massachusetts Hsg. Fin. Agcy. (Hsg. Rev. Rental)
Series A, 6.60% 7/1/14 (AMBAC Insured) (e)  Aaa  2,500,000  2,650,000
Massachusetts Ind. Fin. Agcy. Ind. Rev.:
 Rfdg. (Emerson College) 8.90% 1/1/18  -  10,000,000  10,950,000
 (Atlanticare Med. Ctr.) Series A, 10.125% 11/1/14  -  3,300,000  3,465,000
 (Cap. Appreciation) (Massachusetts Biomedical)
 Series A-2:
  0% 8/1/03  A1  6,300,000  4,662,000
   0% 8/1/06  A1  4,000,000  2,500,000
   0% 8/1/09  A  6,000,000  3,060,000
 (Union Mission Proj.) 9.55% 9/1/26
 (FHA  Guaranteed)  Aaa  3,985,000  4,527,956
Massachusetts Muni. Wholesale Elec. Co. Pwr.
Supply Sys. Rev. Series D, 6% 7/1/06  Baa2  800,000  833,000
  67,022,650
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
MICHIGAN - 2.4%
Detroit Hosp. Fin. Auth. Facs. Rev. Rfdg.
(Michigan Healthcare Corp. Proj.) 10% 12/1/20 (a) C $ 5,935,000 $ 1,068,300
Flint Hosp. Bldg. Auth. Rev. (Hurley Med. Ctr.)
7.80% 7/1/14  Baa1  4,750,000  5,106,250
Highland Park Hosp. Fin. Auth. Hosp. Facs. Rev. (a):
 (Lakeside Commty. Hosp. Proj.) 10% 3/1/20  -  9,330,000  23,325
  (Michigan Health Care Corp. Proj.) Series A,
  9.875% 12/1/19  C  7,350,000  1,323,000
Michigan Strategic Fund Ltd. Oblig. Rev.
(Mercy Svcs. for Aging Proj.) 9.40% 5/15/20
(Pre-Refunded to 5/15/00 @ 102) (f)  -  11,400,000  12,896,250
  20,417,125
MINNESOTA - 1.4%
Minneapolis & St. Paul Hsg. & Redev. Auth.
Healthcare Sys. Rev. Rfdg. (Healthspan Health
Sys. Corp.) Series A, 4.75% 11/15/18
(AMBAC Insured)  Aaa  4,000,000  3,575,000
St. Paul Hsg. & Redev. Auth. Hosp. Rev.
(Healtheast Proj.):
 Series A, 9.75% 11/1/17  Baa  2,420,000  2,509,613
  Series B, 9.75% 11/1/17  Baa  1,000,000  1,035,910
  Series D, 9.75% 11/1/17  Baa  4,500,000  4,666,635
  11,787,158
MISSOURI - 0.3%
Boone County Ind. Dev. Auth. Ind. Rev.
(1st Mtg.) (Fairview Extended Care) Series A,
10.125% 1/1/11 (Pre-Refunded to
1/1/01 @ 103) (f)  -  2,175,000  2,620,875
NEBRASKA - 1.1%
Nebraska Pub. Pwr. Dist. Rev. Rfdg.
(Pwr. Supply Sys.) Series C, 5% 1/1/17  A1  10,000,000  9,187,500
NEVADA - 0.5%
Clark County Gen. Oblig. Rfdg. Series A,
4.75% 6/1/10 (MBIA Insured)  Aaa  4,825,000  4,523,438
NEW HAMPSHIRE - 1.1%
New Hampshire Higher Edl. & Health Facs.
Auth. Rev.:
 (1st Mtg.) (River Woods at Exeter):
  8% 3/1/01  -  1,200,000  1,226,196
   9% 3/1/23 (Pre-Refunded to
   3/1/03 @ 103) (f)  -  3,170,000  3,910,987
  (Littleton Hosp. Assoc., Inc.)
  Series A, 9.50% 5/1/20  -  3,595,000  3,819,687
  8,956,870
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
NEW JERSEY - 3.4%
New Jersey Econ. Dev. Auth. Econ. Dev. Rev.
Rfdg. (Stolt Term. Proj.) 10.50% 1/15/18  - $ 3,500,000 $ 3,693,550
New Jersey Trans. Trust Fund Auth. Rfdg.
(Trans. Sys.) Series A:
 6% 6/15/03 (AMBAC Insured)  Aaa  4,035,000  4,322,494
  6% 6/15/04 (AMBAC Insured)  Aaa  8,900,000  9,567,500
  5.50% 6/15/11 (MBIA Insured)  Aaa  6,650,000  6,741,437
New Jersey Trans. Corp. Series A,
5.40% 9/1/02 (FSA Insured)  Aaa  4,400,000  4,548,500
  28,873,481
NEW MEXICO - 0.6%
Albuquerque Arpt. Rev. Rfdg.:
6.50% 7/1/08 (AMBAC Insured) (e)  Aaa  1,250,000  1,385,938
 6.75% 7/1/09 (AMBAC Insured) (e)  Aaa  1,150,000  1,298,063
Univ. of New Mexico Rev. Rfdg. Series A,
6% 6/1/21  A1  1,940,000  2,051,550
  4,735,551
NEW YORK - 13.3%
New York City Gen. Oblig.:
 Rfdg. Series A, 5.70% 8/1/02  Baa1  1,700,000  1,753,125
 Rfdg. Series D, 6.60% 2/1/03  Baa1  500,000  535,000
 Rfdg. Unltd. Tax Series E, 6.50%
 2/15/04 (FGIC Insured)  Aaa  3,000,000  3,277,500
 Series B:
 5.70% 8/15/02  Baa1  4,000,000  4,125,000
  7.50% 2/1/03  Baa1  14,000,000  15,470,000
 Series L, 4.75% 8/1/98  Baa1  4,400,000  4,426,004
New York City Ind. Dev. Agcy. Ind. Dev. Rev.
(Japan Airlines Co. Ltd. Proj.) Series 1991,
6% 11/1/15, LOC Morgan Guaranty Trust Co.
(FSA Insured) (e)  Aaa  1,000,000  1,046,250
New York City Muni. Assistance Corp.:
Series E, 6% 7/1/04  Aa2  5,000,000  5,362,500
 Rfdg. Series J, 6% 7/1/04  Aa2  3,200,000  3,432,000
 (Spl. Tax) 6.0% 7/1/05  Aa2  8,000,000  8,590,000
New York City Trust Cultural Resource Rev.
(American Museum of Nat'l. History) Series A,
5.65% 4/1/27 (MBIA Insured)  Aaa  1,700,000  1,700,000
New York State Dorm. Auth. Rev. Rfdg.
(State Univ. Edl. Facs.):
 Series A:
  5.50% 5/15/09  Baa1  3,000,000  3,033,750
   5.50% 5/15/10  Baa1  1,500,000  1,505,625
   5.50% 5/15/13  Baa1  5,250,000  5,204,062
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
NEW YORK - CONTINUED
New York State Dorm. Auth. Rev. Rfdg.
(State Univ. Edl. Facs.):
 Series A: - continued
   5.25% 5/15/15  Baa1 $ 10,000,000 $ 9,625,000
   5.875% 5/15/17  Baa1  3,300,000  3,399,000
  Series B, 5.50% 5/15/08  Baa1  3,000,000  3,045,000
New York State Local Gov't. Assistance Corp.
Rfdg.:
 (Cap. Appreciation) Series C, 0% 4/1/13  A3  10,000,000  4,150,000
  Series A, 5.50% 4/1/04 (AMBAC Insured)  Aaa  3,250,000  3,380,000
  Series C, 5.50% 4/1/17  A3  4,250,000  4,276,562
  Series E, 5% 4/1/21  A3  5,000,000  4,668,750
New York State Mtg. Agcy. Rev. (Homeowner
Mtg.) Series 48, 6.05% 4/1/17 (e)  Aa2  5,000,000  5,087,500
New York State Thruway Auth. Hwy. & Bridge
Trust Fund Series A, 5.80% 4/1/09  A3  1,500,000  1,550,625
New York State Thruway Auth. Scv. Contract
Rev. (Local Hwy. & Bridge) 5.75% 4/1/16  Baa1  6,930,000  6,895,350
Niagara County Ind. Dev. Agcy. Rev.
(Wintergarden Inn Assoc. Proj.) 10% 6/1/11 (a)  -  4,210,000  1,894,500
Triborough Bridge & Tunnel Auth. Gen. Purpose
Rev. Rfdg. Series Y, 5.50% 1/1/17  Aa  4,500,000  4,545,000
  111,978,103
NORTH CAROLINA - 1.5%
North Carolina Eastern Muni. Pwr. Agcy. Pwr.
Sys. Rev. Rfdg.:
 Series A:
  5.50% 1/1/04 (MBIA Insured)  Aaa  1,000,000  1,035,000
   5.50% 1/1/05 (MBIA Insured)  Aaa  1,000,000  1,032,500
  Series B, 7.25% 1/1/07  Baa1  5,000,000  5,612,500
  Series C, 7% 1/1/07  Baa1  1,750,000  1,933,750
North Carolina Muni. Pwr. Agcy. Rev. Rfdg.
(#1 Catawba Elec.) 6.25% 1/1/17
(AMBAC Insured)  Aaa  2,900,000  3,030,500
  12,644,250
OHIO - 1.1%
Ohio Hsg. Fin. Agcy. Mtg. Residential Rev.
Series A-1, 5.30% 9/1/26 (e)  AAA  3,040,000  3,062,800
Ohio Wtr. Dev. Auth. Poll. Cont. Facs. Rev.
6.50% 12/1/03 (MBIA Insured) (i)  Aaa  2,925,000  3,221,156
Stark County Ind. Dev. Rev. Rfdg.
(Kroger Co. Proj.) 7.20% 9/1/12  Baa3  3,100,000  3,398,375
  9,682,331
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
OKLAHOMA - 0.9%
Oklahoma County Ind. Auth. Rev. (Epworth
Village Proj.) Series A, 10.25% 4/1/19
(Pre-Refunded to 4/1/99 @ 102) (f)  - $ 2,900,000 $ 3,219,000
Tulsa Muni. Arpt. Trust Rev. (American Airlines
Corp. Proj.) 7.35% 12/1/11  Baa2  3,600,000  3,946,500
  7,165,500
PENNSYLVANIA - 6.9%
Cumberland County Muni. Auth. Rev.
(Carlisle Hosp.) 6.80% 11/15/23  Baa  3,800,000  3,956,750
Delaware County Auth. Rev. (1st Mtg. Riddle
Village Proj.):
 Series 1992, 8.75% 6/1/10
  (Pre-Refunded to 6/1/02 @ 102) (f)  Aaa  2,000,000  2,397,500
  7% 6/1/00 (Escrowed to Maturity) (f)  Aaa  500,000  516,335
  8.25% 6/1/22 (Escrowed to Maturity) (f)  Aaa  4,500,000  5,461,875
  9.25% 6/1/22 (Pre-Refunded to
  6/1/02 @ 102) (f)  Aaa  6,170,000  7,527,400
Delaware County Ind. Dev. Auth. Rev. Rfdg.
(Resource Recovery Facs.) Series A,
 6.10% 7/1/13  Baa1  3,400,000  3,463,750
Pennsylvania Convention Ctr. Auth. Rev. Rfdg.
Series A:
 6.60% 9/1/09 (MBIA Insured)  Aaa  3,000,000  3,292,500
  6.75% 9/1/19  Baa  4,500,000  4,843,125
Pennsylvania Hsg. Fin. Agcy. Rev. Rfdg.
(Single Family Mtg.) Series 54A,
 5.375% 10/1/28 (e)  Aa  1,000,000  1,008,750
Philadelphia Gen. Oblig.:
6.25% 5/15/11 (MBIA Insured)  Aaa  3,400,000  3,676,250
 6.25% 5/15/13 (MBIA Insured)  Aaa  3,835,000  4,098,656
Philadelphia Hosp. & Higher Ed. Facs. Auth.
Hosp. Rev. (Graduate Health Sys. Oblig. Group):
 Rfdg. 5.95% 7/1/03  Baa2  3,500,000  3,613,750
  Series A&B:
  7% 7/1/05  Ba  1,250,000  1,323,437
   7.25% 7/1/18  Ba  2,450,000  2,624,562
Philadelphia Wtr. & Swr. Rev. (Cap. Appreciation)
14th Series, 0% 10/1/05 (MBIA Insured)  Aaa  3,000,000  1,991,250
Philadelphia Wtr. & Wastewtr. Rev.:
6.75% 8/1/04 (MBIA Insured)  Aaa  1,000,000  1,120,000
 6.75% 8/1/05 (MBIA Insured)  Aaa  1,000,000  1,126,250
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys.
Rev. Rfdg. Series A:
 (Cap. Appreciation) 0% 9/1/06
  (FGIC Insured) (Escrowed  to  Maturity) (f)  Aaa  3,000,000  1,920,000
   4.75% 9/1/16 (FGIC Insured)  Aaa  5,000,000  4,500,000
  58,462,140
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
SOUTH CAROLINA - 2.6%
Charleston County Health Facs. Rev. Rfdg.
(1st Mtg. Episcopal Proj.):
  Series A, 9.75% 4/1/16
   (Pre-Refunded to 4/1/01 @ 102) (f)  - $ 2,945,000 $ 3,478,781
  Series B, 9.75% 4/1/16
   (Pre-Refunded to 4/1/01 @ 102) (f)  -  2,070,000  2,445,188
Charleston County Resource Recovery Rev.
(Foster Wheeler) Series A, 9.25% 1/1/10 (e)  A  4,500,000  4,726,440
Piedmont Muni. Pwr. Agcy. Elec. Rev. Rfdg.
Series B, 5.25% 1/1/11 (MBIA Insured)  Aaa  4,500,000  4,449,375
South Carolina Pub. Svc. Auth. Rev. Rfdg.
Series A:
 6.25% 1/1/04 (MBIA Insured)  Aaa  2,565,000  2,776,612
  6.50% 1/1/08 (MBIA Insured)  Aaa  3,330,000  3,712,950
  21,589,346
TENNESSEE - 0.6%
Metropolitan Gov't. Nashville & Davidson
County Wtr. & Swr. Rev. Rfdg. 6% 1/1/07
(MBIA Insured)  Aaa  1,000,000  1,083,750
Springfield Ind. Dev. Board Ind. Dev. Rev.
Rfdg. (Kroger Co. Proj.) 7.25% 5/1/11  Baa3  3,500,000  3,863,125
  4,946,875
TEXAS - 5.0%
Alliance Arpt. Auth. Spl. Facs. Rev. (American
Airlines, Inc. Proj.):
  7% 12/1/11 (e)  Baa2  7,000,000  7,883,750
  7.50% 12/1/29 (e)  Baa2  2,000,000  2,155,000
Brazos River Auth. Poll. Cont. Rev.
(Texas Util. Elec. Co. Proj.) Series A:
 9.25% 3/1/18 (e)  Baa1  2,300,000  2,413,689
  8.25% 1/1/19 (e)  Baa1  5,920,000  6,297,400
Conroe Independent School Dist. Rfdg. (Cap.
Appreciation) 0% 2/15/09  Aaa  1,100,000  599,500
El Paso Wtr. & Swr. Rev. (Cap. Appreciation):
0% 3/1/05 (MBIA Insured)  Aaa  2,650,000  1,808,625
 0% 3/1/06 (MBIA Insured)  Aaa  3,700,000  2,391,125
Houston Wtr. and Swr. Sys. Rev. Rfdg. Series B,
6.25% 12/1/05 (FGIC Insured)  Aaa  2,000,000  2,180,000
Plano Independent School Dist. 5.50% 2/15/01  Aaa  2,000,000  2,065,000
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
TEXAS - CONTINUED
Round Rock Independent School Dist. Rfdg. &
School Bldg. Unltd. Tax (Cap. Appreciation)
0% 8/15/09 (MBIA Insured)  Aaa $ 7,430,000 $ 3,947,187
Sabine River Auth. Poll. Cont. Rev. (Util. Elec.
Proj.) Series B, 8.25% 10/1/20 (e)  Baa1  1,250,000  1,376,562
San Antonio Elec. & Gas Rev. Rfdg.:
(Cap. Appreciation) Series B,
 0% 2/1/08 (FGIC Insured)  Aaa  2,000,000  1,155,000
 5.25% 2/1/10  Aa1  3,500,000  3,508,750
Texas Pub. Fin. Auth. Bldg. Rev.:
Rfdg. (Cap. Appreciation)
 0% 2/1/09 (MBIA Insured)  Aaa  2,000,000  1,085,000
 Series A, 6% 8/1/03 (AMBAC Insured)  Aaa  800,000  856,000
Texas Wtr. Dev. Board Rev. 6.30% 7/15/06  Aa1  2,000,000  2,155,000
  41,877,588
UTAH - 4.3%
Intermountain Pwr. Agcy. Pwr. Supply Sys. Rev.
Rfdg.:
 Series A, 6.50% 7/1/08 (AMBAC Insured)  Aaa  1,500,000  1,687,500
  Series B:
  6.25% 7/1/03 (MBIA Insured)  Aaa  6,000,000  6,472,500
   5.75% 7/1/16 (MBIA Insured)  Aaa  5,500,000  5,541,250
   6% 7/1/16 (MBIA Insured)  Aaa  15,500,000  16,061,875
  Series D, 5% 7/1/21 (MBIA Insured)  Aaa  2,300,000  2,118,875
South Salt Lake City Ind. Rev. (Price Savers
Wholesale Club Proj.) 9% 11/15/13  -  3,650,000  4,074,313
Utah Hsg. Fin. Agcy. (Residential Mtg.) (Cap.
Appreciation) Series 1983 A, 0% 7/1/16  A+  50,004  7,125
  35,963,438
VERMONT - 0.3%
Vermont Ind. Dev. Auth. Ind. Dev. Rev. (Radisson
Hotel) Series B-1, 7.75% 11/15/15  -  2,000,000  2,167,500
VIRGINIA - 3.9%
Charlottesville Ind. Dev. Auth. Ind. Dev. Rev.
Rfdg. (Kroger Co. Proj.) 7.25% 5/1/10  Baa3  3,250,000  3,550,625
Loudoun County Ind. Dev. Auth. Residential Care
Facs. Rev. (Falcons Landing Proj.) Series A:
 9.25% 11/1/04  -  1,100,000  1,204,500
  8.75% 11/1/24  -  13,900,000  14,838,250
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
VIRGINIA - CONTINUED
Richmond Metropolitan Expressway Rev. Rfdg.
Series A, 6% 7/15/08 (FGIC Insured)  Aaa $ 2,645,000 $ 2,797,088
Southeastern Pub. Svc. Auth. Rev. Rfdg. Sr.
Series A:
 5.15% 7/1/09 (MBIA Insured)  Aaa  4,000,000  4,025,000
  5.25% 7/1/10 (MBIA Insured)  Aaa  4,000,000  4,025,000
Virginia State Gen. Oblig. 5% 6/1/04  Aaa  2,750,000  2,811,875
  33,252,338
WASHINGTON - 4.7%
Douglas County Pub. Util. Dist. #1 Wells
Hydroelec. Rev. Rfdg. (Pacific Pwr. & Lt. Co.)
8.75% 9/1/18  A  1,395,000  1,757,700
Washington Gen. Oblig. Rfdg. Series R,
5.60% 9/1/04  Aa  2,500,000  2,625,000
Washington Pub. Pwr. Supply Sys. Rev.:
(Nuclear Proj. #1) Rfdg. Series B, 7% 7/1/08  Aa1  1,000,000  1,131,250
 (Nuclear Proj. #2):
 Rfdg. 5.55% 7/1/10 (FGIC Insured)  Aaa  5,300,000  5,253,625
  Rfdg. Series B, 5.625% 7/1/12 (MBIA Insured)  Aaa  6,500,000  6,491,875
  5.40% 7/1/12  Aa1  11,600,000  11,281,000
 (Nuclear Proj. #3):
 Rfdg. (Cap. Appreciation) Series B,
  0% 7/1/08 (MBIA Insured)  Aaa  3,000,000  1,691,250
  5.40% 7/1/12  Aa1  10,000,000  9,525,000
  39,756,700
WEST VIRGINIA - 0.6%
Kanawha County Ind. Dev. Rev. Rfdg.
(Topvalco, Inc. Proj.) 7.125% 11/1/12  Baa3  4,500,000  4,888,125
TOTAL MUNICIPAL BONDS
(Cost $ 795,923,860)   808,877,871
CASH EQUIVALENTS - 4.2%
 SHARES
Municipal Central Cash Fund (c)(d)
(Cost $ 35,470,027)   35,470,027  35,470,027
TOTAL INVESTMENTS - 100%
(Cost $ 831,393,887)  $ 844,347,898
FUTURES CONTRACTS
 EXPIRATION UNDERLYING FACE UNREALIZED
 DATE AMOUNT AT VALUE GAIN/(LOSS)
PURCHASED
126 U.S. Treasury Bond Futures Sept. 1997 $ 13,993,875 $ 291,170
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 1.7%
LEGEND
5. Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
6. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
7. Information in this report regarding holdings by state and security types do not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.
8. At the period end, the seven-day yield of the Municipal Central Cash Fund was 4.17%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
9. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
10. Security collateralized by an amount sufficient to pay interest and principal.
11. Security purchased on a delayed delivery or when-issued basis (see Note 2 of Notes to Financial Statements).
12. Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.
13. A portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $402,809.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows:
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 54.7% AAA, AA, A 54.1%
Baa 24.3% BBB  17.9%
Ba 1.4% BB  3.1%
B 0.0% B  0.7%
Caa 0.0% CCC  0.0%
Ca, C 0.3% CC, C  0.0%
  D  0.3%
The percentage not rated by both S&P and Moody's amounted to 11.7%. FMR has determined that unrated debt securities that are lower quality account for 9.2% of the total value of investment in securities.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation  22.5%
Electric Revenue  17.1
Health Care  15.9
Industrial Development   10.4
Transportation   7.6
Special Tax  5.4
Escrowed/Pre-Refunded  5.4
Water and Sewer  5.2
Others (individually less than 5%)   10.5
TOTAL  100.0%
INCOME TAX INFORMATION
At June 30, 1997, the aggregate cost of investment securities for income tax purposes was $831,520,877. Net unrealized appreciation aggregated $12,827,021, of which $37,252,671 related to appreciated investment securities and $24,425,650 related to depreciated investment securities.
At December 31, 1996, the fund had a capital loss carryforward of approximately $19,155,000 of which $1,444,000, $8,549,000, and $9,162,000 will expire on December 31, 2002, 2003, and 2004, respectively.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS JUNE 30, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (cost $831,393,887) -                  $ 844,347,898
See accompanying schedule

Interest receivable                                                        14,264,029

Redemption fees receivable                                                 37

 TOTAL ASSETS                                                              858,611,964

LIABILITIES

Payable for investments purchased                           $ 5,809,143
Delayed delivery

Payable for fund shares redeemed                             347,145

Distributions payable                                        1,378,762

Accrued management fee                                       252,649

Payable for daily variation on futures contracts             70,875

Other payables and accrued expenses                          162,028

 TOTAL LIABILITIES                                                         8,020,602

NET ASSETS                                                                $ 850,591,362

Net Assets consist of:

Paid in capital                                                           $ 860,413,167

Accumulated undistributed net realized gain (loss)                         (23,066,986)
on investments

Net unrealized appreciation (depreciation) on                              13,245,181
investments

NET ASSETS, for 74,360,415 shares outstanding                             $ 850,591,362

NET ASSET VALUE, offering price and redemption price per                   $11.44
share ($850,591,362 (divided by) 74,360,415 shares)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INTEREST INCOME                                                                 $ 26,805,352

EXPENSES

Management fee                                                    $ 1,717,928

Transfer agent, accounting and custodian fees and                  682,757
expenses

Non-interested trustees' compensation                              1,861

Registration fees                                                  28,846

Audit                                                              28,454

Legal                                                              4,186

Miscellaneous                                                      2,040

 Total expenses before reductions                                  2,466,072

 Expense reductions                                                (46,978)      2,419,094

NET INTEREST INCOME                                                              24,386,258

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                             (2,126)

 Futures contracts                                                 578,563       576,437

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                             4,812,263

 Futures contracts                                                 291,170       5,103,433

NET GAIN (LOSS)                                                                  5,679,870

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                                 $ 30,066,128
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                         SIX MONTHS      YEAR ENDED
                                                         ENDED JUNE      DECEMBER 31,
                                                         30,1997         1996
                                                         (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                               $ 24,386,258    $ 53,461,352
Net interest income

 Net realized gain (loss)                                 576,437         (9,461,466)

 Change in net unrealized appreciation (depreciation)     5,103,433       (14,818,477)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          30,066,128      29,181,409
FROM OPERATIONS

Distributions to shareholders                             (24,386,258)    (53,461,352)
From net interest income

 In excess of net interest income                         -               (302,777)

 TOTAL DISTRIBUTIONS                                      (24,386,258)    (53,764,129)

Share transactions                                        69,176,490      114,637,849
Net proceeds from sales of shares

 Reinvestment of distributions                            17,041,186      38,125,747

 Cost of shares redeemed                                  (93,386,219)    (186,338,274)

 Redemption fees                                          64,592          88,615

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          (7,103,951)     (33,486,063)
 FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 (1,424,081)     (58,068,783)

NET ASSETS

 Beginning of period                                      852,015,443     910,084,226

 End of period                                           $ 850,591,362   $ 852,015,443

OTHER INFORMATION
Shares

 Sold                                                     6,098,133       10,105,497

 Issued in reinvestment of distributions                  1,501,327       3,363,911

 Redeemed                                                 (8,235,635)     (16,452,415)

 Net increase (decrease)                                 (636,175)       (2,983,007)



FINANCIAL HIGHLIGHTS
      SIX MONTHS        YEARS ENDED DECEMBER 31,
      ENDED JUNE 30,
      1997

      (UNAUDITED)       1996                       1995   1994   1993 D   1992

SELECTED PER-SHARE DATA

Net asset value,               $ 11.360    $ 11.670    $ 10.810    $ 12.330    $ 11.880    $ 11.800
beginning of period

Income from Investment          .326        .699        .709        .770        .783        .834
Operations
Net interest income

 Net realized and               .079        (.307)      .858        (1.473)     .788        .208
 unrealized gain
(loss)

 Total from investment          .405        .392        1.567       (.703)      1.571       1.042
 operations

Less Distributions

 From net interest              (.326)      (.699)      (.709)      (.770)      (.783)      (.834)
 income

 In excess of net               -           (.004)      -           -           -           -
 interest income                           E

 From net realized              -           -           -           (.050)      (.340)      (.130)
gain

 Total distributions            (.326)      (.703)      (.709)      (.820)      (1.123)     (.964)

Redemption fees added           .001        .001        .002        .003        .002        .002
to paid in capital

Net asset value,               $ 11.440    $ 11.360    $ 11.670    $ 10.810    $ 12.330    $ 11.880
end of period

TOTAL RETURN B, C               3.63%       3.56%       14.89%      (5.82)      13.63%      9.17%
                                                                   %

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of             $ 850,591   $ 852,015   $ 910,084   $ 796,153   $ 952,225   $ 761,683
period (000 omitted)

Ratio of expenses to            .58% A,     .63%        .64%        .63%        .64%        .64%
average net assets              F

Ratio of net interest           5.84% A     6.14%       6.24%       6.69%       6.37%       7.01%
income to average
net assets

Portfolio turnover rate         54% A       35%         39%         40%         54%         43%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D EFFECTIVE JANUARY 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INTEREST INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
E THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES (SEE NOTE 1 OF NOTES TO FINANCIAL STATEMENTS).
F FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended June 30, 1997 (Unaudited)




36. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Aggressive Municipal Fund (the fund) is a fund of Fidelity Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Effective July 31, 1997, the Board of Trustees approved a change in the fund's name from Fidelity Aggressive Municipal Fund to Spartan Aggressive Municipal Fund.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter
M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, futures and options transactions, market discount, capital loss carryforwards and losses deferred due to wash sales, and futures and options.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS -
CONTINUED
between net interest income and realized and unrealized gain (loss). Accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period.
Any taxable gain remaining at fiscal year end is distributed in the following year.
REDEMPTION FEES. Shares held in the fund less than 180 days are subject to a redemption fee equal to 1% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
37. OPERATING POLICIES.
MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund may invest in the Municipal Central Cash Fund (the Cash Fund) managed by FMR Texas, an affiliate of Fidelity Management & Research Company (FMR). The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income in the accompanying financial statements.
WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of when-issued securities having the same settlement date and broker are offset. When-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the statement of assets and liabilities under the caption "Delayed delivery." Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.
2. OPERATING POLICIES -
CONTINUED
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
38. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $217,255,678 and $252,068,637, respectively.
The market value of futures contracts opened and closed during the period amounted to $84,895,783 and $71,771,641, respectively.
39. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee.
For the period, the management fee was equivalent to an annualized rate of
 .41% of average net assets. Effective March 1, 1997, FMR voluntarily agreed to reduce the individual fund fee rate from .30% to .25%.
TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian and transfer and shareholder servicing agent for the fund. The Bank has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the fund's transfer and shareholder servicing agent and accounting functions. The fund pays account fees and asset-based fees that
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT AND ACCOUNTING FEES - CONTINUED vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses. For the period, FSC received transfer agent and accounting fees amounting to $519,925 and $140,340, respectively.
For the period, the transfer agent fees were equivalent to an annualized rate of .12% of average net assets.
40. EXPENSE REDUCTIONS.
Effective April 1, 1997, FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of .55% of the fund's average net assets. For the period, the reimbursement reduced expenses by $44,529. Effective August 1, 1997, the fund's expense limitation will be changed from .55% to .53% of average net assets.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $509 and $1,940, respectively, under these arrangements.
41. PROPOSED REORGANIZATION.
The Board of Trustees of Fidelity Aggressive Municipal Fund has approved an Agreement and Plan of Reorganization ("Agreement") between the fund and Spartan Aggressive Municipal Fund ("Reorganization"). The Agreement provides for the transfer of all of the assets and the assumption of all of the liabilities of Spartan Aggressive Municipal Fund in exchange solely for the number of shares of the fund having the same aggregate net asset value as the outstanding shares of Spartan Aggressive Municipal Fund at the close of business on the day that the Reorganization is effective. The Reorganization, which has been approved by the vote of a majority (as defined by the Investment Company Act of 1940) of outstanding voting securities of Spartan Aggressive Municipal Fund, will become effective on July 31, 1997.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day. BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.
1
 For quotes.*
2
 For account balances and holdings.
3
 To review orders and mutual
fund activity.
4
 To change your PIN.
5
 To speak to a Fidelity representative.
*
0
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services. (PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC
(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC
(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
815 East Birch Street
Brea, CA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
4001 Tamiami Trail, North
Naples, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3525 Piedmont Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
215 East Erie Street
Chicago, IL
One North Franklin Street
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
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INDIANA
4729 East 82nd Street
Indianapolis, IN
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
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8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1055 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
10 Bank Street
White Plains, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
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28699 Chagrin Boulevard
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1903 East Ninth Street
Cleveland, OH
OREGON
121 S.W. Morrison Street
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1735 Market Street
Philadelphia, PA
439 Fifth Avenue
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TENNESSEE
6150 Poplar Road
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
7001 Preston Road
Dallas, TX
1155 Dairy Ashford Street
Houston, TX
2701 Drexel Drive
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
19740 IH 45 North
Spring, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street, N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request. (LETTER_GRAPHIC)(LETTER_GRAPHIC)(LETTER_GRAPHIC)(LETTER_GRAPHIC)(LETTER_GR
PHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
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PHIC)FOR NON-RETIREMENT
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BUYING SHARES
Fidelity Investments
P.O. Box 770001
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OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 193
Boston, MA 02210-0193
(LETTER_GRAPHIC)(LETTER_GRAPHIC)(LETTER_GRAPHIC)(LETTER_GRAPHIC)(LETTER_GR
PHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602




INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
David L. Murphy, Vice President
Arthur S. Loring, Secretary
Richard A. Silver, Treasurer
Thomas D. Maher, Assistant Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
* INDEPENDENT TRUSTEES
FIDELITY'S MUNICIPAL BOND FUNDS
Aggressive Municipal
California Insured Municipal Income
California Municipal Income
Limited Term Municipal Income
Municipal Income
New York Insured Municipal Income
New York Municipal Income
Spartan Arizona Municipal Income
Spartan California Intermediate Municipal Income
Spartan California Municipal Income
Spartan Connecticut Municipal Income
Spartan Florida Municipal Income
Spartan Insured Municipal Income
Spartan Intermediate Municipal Income
Spartan Maryland Municipal Income
Spartan Massachusetts Municipal Income
Spartan Michigan Municipal Income
Spartan Minnesota Municipal Income
Spartan Municipal Income
Spartan New Jersey Municipal Income
Spartan New York Intermediate Municipal Income
Spartan New York Municipal Income
Spartan Ohio Municipal Income
Spartan Pennsylvania Municipal Income
Spartan Short-Intermediate
Municipal Income
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions 1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress  1-800-544-5555
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(registered trademark)

SPARTAN(registered trademark)


(registered trademark)
MINNESOTA MUNICIPAL INCOME
FUND
(FORMERLY FIDELITY MINNESOTA
MUNICIPAL INCOME FUND)



SEMIANNUAL REPORT
JUNE 30, 1997
CONTENTS


PRESIDENT'S MESSAGE    3     Ned Johnson on investing
                             strategies.

PERFORMANCE            4     How the fund has done over time.

FUND TALK              7     The manager's review of fund
                             performance, strategy and outlook.

INVESTMENT CHANGES     10    A summary of major shifts in the
                             fund's investments over the past six
                             months
                             and one year.

INVESTMENTS            11    A complete list of the fund's
                             investments with their market
                             values.

FINANCIAL STATEMENTS   19    Statements of assets and liabilities,
                             operations, and changes in net
                             assets,
                             as well as financial highlights.

NOTES                  23    Notes to the financial statements.



To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED
FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY
AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST
OR SEND
MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Through the first six months of 1997, stock and bond markets experienced the kind of short-term volatility that can affect them periodically. The stock market rebounded strongly from its early spring correction to continue on its record-setting pace, as seen by the roughly 20% year-to-date gain by the Standard & Poor's 500 Index. The bond market posted moderate returns over the first half of the year, as positive news on the inflation front helped soften the effects of a hike in short-term interest rates by the Federal Reserve Board in late March.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government. Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits the fund earns when it sells securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JUNE 30, 1997              PAST 6   PAST 1   PAST 5   PAST 10
                                         MONTHS   YEAR     YEARS    YEARS

Spartan Minnesota                        3.03%    7.65%    35.32%   104.25%
Municipal Income Fund

Lehman Brothers Minnesota Enhanced       3.27%    7.92%    n/a      n/a
 Municipal Bond Index

Minnesota Municipal Debt Funds Average   2.74%    7.19%    35.40%   104.72%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Minnesota Enhanced Municipal Bond Index - a total return performance benchmark for Minnesota investment-grade municipal bonds with maturities of at least one year. To measure how the fund's performance stacked up against its peers, you can compare it to the Minnesota municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 44 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JUNE 30, 1997                    PAST 1   PAST 5   PAST 10
                                               YEAR     YEARS    YEARS

Spartan Minnesota Municipal Income Fun         7.65%    6.24%    7.40%
d

Lehman Brothers Minnesota Enhanced             7.92%    n/a      n/a
 Municipal Bond Index

Minnesota Municipal Debt Funds Average         7.19%    6.25%    7.42%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Lipper calculates average annual total returns by annualizing each fund's total return, then taking the arithmetic average. This may produce a slightly different figure that that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
  1987/06/30      10000.00                    10000.00
  1987/07/31      10156.08                    10102.00
  1987/08/31      10205.38                    10124.73
  1987/09/30       9582.42                     9751.43
  1987/10/31       9693.22                     9785.95
  1987/11/30       9925.84                    10041.46
  1987/12/31      10118.94                    10187.16
  1988/01/31      10550.08                    10550.03
  1988/02/29      10691.93                    10661.54
  1988/03/31      10430.00                    10537.87
  1988/04/30      10492.28                    10617.96
  1988/05/31      10586.42                    10587.27
  1988/06/30      10743.91                    10742.16
  1988/07/31      10795.93                    10812.20
  1988/08/31      10816.09                    10821.72
  1988/09/30      11009.68                    11017.59
  1988/10/31      11261.17                    11211.50
  1988/11/30      11185.37                    11108.80
  1988/12/31      11394.97                    11222.45
  1989/01/31      11550.35                    11454.53
  1989/02/28      11473.32                    11323.83
  1989/03/31      11485.72                    11296.77
  1989/04/30      11778.67                    11564.95
  1989/05/31      11936.86                    11805.16
  1989/06/30      12072.13                    11965.47
  1989/07/31      12162.46                    12128.32
  1989/08/31      12079.68                    12009.58
  1989/09/30      12021.92                    11973.79
  1989/10/31      12191.68                    12120.23
  1989/11/30      12364.70                    12332.34
  1989/12/31      12447.46                    12433.22
  1990/01/31      12361.42                    12374.41
  1990/02/28      12501.66                    12484.54
  1990/03/31      12514.36                    12488.29
  1990/04/30      12353.90                    12397.87
  1990/05/31      12605.40                    12668.52
  1990/06/30      12724.72                    12779.87
  1990/07/31      12942.46                    12967.74
  1990/08/31      12731.25                    12779.44
  1990/09/30      12841.32                    12786.73
  1990/10/31      13000.25                    13018.68
  1990/11/30      13285.18                    13280.49
  1990/12/31      13346.10                    13338.26
  1991/01/31      13458.56                    13517.26
  1991/02/28      13546.63                    13634.86
  1991/03/31      13569.65                    13639.76
  1991/04/30      13733.73                    13821.17
  1991/05/31      13871.55                    13944.04
  1991/06/30      13816.06                    13930.24
  1991/07/31      13995.54                    14099.91
  1991/08/31      14136.03                    14285.60
  1991/09/30      14237.71                    14471.60
  1991/10/31      14286.44                    14601.85
  1991/11/30      14255.67                    14642.59
  1991/12/31      14480.33                    14956.82
  1992/01/31      14543.64                    14990.92
  1992/02/29      14604.39                    14995.71
  1992/03/31      14627.57                    15001.26
  1992/04/30      14730.97                    15134.77
  1992/05/31      14892.79                    15312.91
  1992/06/30      15093.71                    15569.86
  1992/07/31      15465.08                    16036.65
  1992/08/31      15306.76                    15880.29
  1992/09/30      15342.99                    15984.15
  1992/10/31      15056.46                    15827.02
  1992/11/30      15404.64                    16110.48
  1992/12/31      15584.75                    16274.97
  1993/01/31      15822.43                    16464.25
  1993/02/28      16310.84                    17059.76
  1993/03/31      16158.62                    16879.44
  1993/04/30      16310.13                    17049.75
  1993/05/31      16421.22                    17145.57
  1993/06/30      16689.83                    17431.73
  1993/07/31      16710.84                    17454.57
  1993/08/31      17060.41                    17817.97
  1993/09/30      17304.42                    18020.92
  1993/10/31      17326.41                    18055.70
  1993/11/30      17181.01                    17896.63
  1993/12/31      17520.69                    18274.43
  1994/01/31      17724.11                    18483.12
  1994/02/28      17261.00                    18004.41
  1994/03/31      16511.71                    17271.27
  1994/04/30      16606.86                    17417.73
  1994/05/31      16721.53                    17568.74
  1994/06/30      16661.35                    17461.40
  1994/07/31      16966.60                    17781.46
  1994/08/31      17003.96                    17842.99
  1994/09/30      16783.61                    17581.05
  1994/10/31      16419.75                    17268.81
  1994/11/30      16055.42                    16956.59
  1994/12/31      16467.79                    17329.81
  1995/01/31      16947.27                    17825.09
  1995/02/28      17433.88                    18343.45
  1995/03/31      17620.31                    18554.21
  1995/04/30      17637.27                    18576.11
  1995/05/31      18122.49                    19168.87
  1995/06/30      17974.20                    19002.10
  1995/07/31      18044.72                    19182.24
  1995/08/31      18249.24                    19425.47
  1995/09/30      18384.26                    19548.43
  1995/10/31      18640.50                    19832.67
  1995/11/30      18927.91                    20161.69
  1995/12/31      19102.29                    20355.45
  1996/01/31      19222.35                    20509.13
  1996/02/29      19128.58                    20370.69
  1996/03/31      18883.37                    20110.36
  1996/04/30      18807.76                    20053.44
  1996/05/31      18804.12                    20045.42
  1996/06/30      18973.25                    20263.72
  1996/07/31      19144.36                    20448.12
  1996/08/31      19119.90                    20443.21
  1996/09/30      19325.65                    20729.41
  1996/10/31      19569.95                    20963.86
  1996/11/30      19920.38                    21347.50
  1996/12/31      19824.09                    21257.84
  1997/01/31      19854.45                    21298.02
  1997/02/28      20022.61                    21493.54
  1997/03/31      19780.65                    21207.03
  1997/04/30      19920.87                    21384.53
  1997/05/31      20192.62                    21706.15
  1997/06/30      20425.09                    21937.32
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Spartan Minnesota Municipal Income Fund on June 30, 1987. As the chart shows, by June 30, 1997, the value of the investment would have grown to $20,425 - a 104.25% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year - did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $21,937 - a 119.37% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday
is no guarantee of how it will
do tomorrow. Bond prices, for
example, generally move in
the opposite direction of interest
rates. In turn, the share price,
return and yield of a fund that
invests in bonds will vary. That
means if you sell your shares
during a market downturn, you
might lose money. But if you
can ride out the market's ups
and downs, you may have a
gain.
(checkmark)
TOTAL RETURN COMPONENTS
      SIX MONTHS   YEARS ENDED DECEMBER 31,
      ENDED
      JUNE 30,

      1997         1996                       1995   1994   1993   1992

Dividend returns        2.57%   5.22%    6.40%    5.42%     6.25%    6.51%

Capital appreciation    0.46%   -1.44%    9.60%   -11.43%    6.17%   1.12%
 returns

Total returns           3.03%   3.78%    16.00%   -6.01%    12.42%   7.63%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains paid by the fund are reinvested, if any.
DIVIDENDS AND YIELD

PERIODS ENDED JUNE 30, 1997              PAST 1        PAST 6         PAST 1
                                         MONTH         MONTHS         YEAR

Dividends per share                      4.56(cents)   27.62(cents)   55.29(cents)

Annualized dividend rate                 5.04%         5.11%          5.09%

30-day annualized yield                  4.70%         -              -

30-day annualized tax-equivalent yield   8.03%         -              -


DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $11.00 over the past one month, $10.89 over the past six months and $10.87 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 41.44% combined effective 1997 federal and state tax bracket, but does not reflect the payment of the federal alternative minimum tax, if applicable. If Fidelity had not reimbursed certain fund expenses during the period shown, the yield and tax-equivalent yield would have been 4.66% and 7.96%, respectively.
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Jonathan Short, Portfolio Manager of Spartan Minnesota Municipal Income Fund
Q. HOW DID THE FUND PERFORM, JON?
A. Given that the municipal bond market was somewhat weak, I'm pleased with the fund's performance relative to its peers. For the six-month period that ended June 30, 1997, the fund had a total return of 3.03%. To get a sense of how the fund did relative to its competitors, the Minnesota municipal debt funds average returned 2.74% for the same six-month period, as tracked by Lipper Analytical Services. Additionally, the Lehman Brothers Minnesota Enhanced Municipal Bond Index returned 3.27%. For the 12-month period that ended June 30, 1997, the fund had a total return of 7.65%, the Minnesota municipal debt funds average returned 7.19%, according to Lipper, and the Lehman Brothers index returned 7.92%.
Q. THE BOND MARKET WAS SOMEWHAT JITTERY DURING THE SIX-MONTH PERIOD. WHAT CAUSED ALL THE UNCERTAINTY AND HOW DID MUNICIPALS FARE IN THE MIDST OF IT?
A. The main reason for the bond market's skittishness was the fear of inflation. Worried that the economy was growing at too quick a pace - and much faster than anticipated - investors sent Treasury bond yields higher and prices lower. Bond investors, of course, react negatively to even the threat of higher inflation because it can eat away at the fixed- income payments their bonds generate. While there weren't any tangible signs that inflation was on the upswing, investors continued to be concerned about the future and whether the Federal Reserve Board would raise interest rates as an anti-inflationary measure some time down the road, as it did in March. Municipals, however, fared better during this troubled period, and their yields generally ended the period where they had started it.
Q. WHY DID MUNICIPALS OUTPACE TREASURIES?
A. Municipals' strong performance can be attributed to the fact that their supply was limited and the demand for them increased. As a result, tax-free bonds generally were able to hold their ground better than many taxable fixed-income investments, including Treasuries.
Q. HOW DID YOU ALTER YOUR STRATEGY DURING THE PAST SIX MONTHS?
A. While I did buy and sell bonds based on what I believed their value to be relative to other bonds available in the marketplace, my basic strategy remained intact. I continued to keep the fund's duration - which measures how sensitive it is to changes in interest rates - in line with the Minnesota municipal market as a whole, as reflected by the fund's benchmark index. In theory, I guess it's possible to accurately predict where interest rates are headed. But practically speaking, it has proved to be very difficult to do so with consistency over any meaningful stretch of time.
Q. HOWEVER, IT APPEARS THAT YOU SOLD SOME LONGER-TERM BONDS - WHICH ARE THE MOST SENSITIVE OF ALL BOND MATURITIES TO RISING INTEREST RATES - DURING THE PAST SIX MONTHS. DIDN'T THAT SIGNAL THAT YOU WERE GETTING MORE DEFENSIVE IN LIGHT OF HIGHER INTEREST RATES?
A. No, it was a function of where I found the best value. In my view, longer-term bonds with maturities of more than 20 years didn't offer enough yield advantage over shorter-term bonds to compensate for their added interest rate sensitivity. In my view, the better risk/reward payoff was found in intermediate bonds. So I continued to concentrate the fund's investments in intermediate bonds with maturities of between 10 and 20 years, where I felt the reward adequately compensated for their risk.
Q. HEALTH CARE AND ELECTRIC REVENUE BONDS WERE TWO OF THE FUND'S LARGEST SECTOR CONCENTRATIONS AT THE END OF THE PERIOD. SINCE BOTH SECTORS ARE FACING DIFFICULT CHALLENGES, HOW DO YOU CHOOSE WHICH INVESTMENTS ARE APPROPRIATE FOR THE FUND?
A. In the health care sector, the main challenges are consolidation, cost-cutting and competition. I emphasized health care facilities that I believed were well-positioned in their service area and that had strong relationships with doctors and various payers, including insurance companies and the government. With input from Fidelity's research analysts, I targeted hospitals - such as the Mayo Clinic - with strong market share, sensible balance sheets and effective management teams. Health care bonds typically offer high yields relative to other sectors, which is one reason why I think they are attractive investments for the fund. Turning to electric providers, I preferred those that I thought had reasonable enough cost structures to allow them to do well in a more competitive environment. Given the potential for more competition among electric providers, I reduced the fund's stake in electric utility bonds because I felt it was prudent to lock in some of their recent strong performance.
Q. WHAT'S YOUR OUTLOOK?
A. The supply and demand outlook for municipals appears favorable. I don't expect to see a tremendous amount of new bonds issued, and the increase in supply we're likely to see will be easily digested if demand remains firm. I believe demand will depend on how attractive investors find municipals relative to other fixed-income investments - including U.S. Treasuries - and stocks. How municipals fare over the next year will depend heavily on the direction of interest rates. That said, we may continue to see some volatility in the bond market as long as there are conflicting signs about the economy and inflation.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: high current income
for Minnesota residents by
normally investing in
investment-grade municipal
securities whose interest is
free from federal income
tax and Minnesota personal
income tax
FUND NUMBER: 082
TRADING SYMBOL: FIMIX
START DATE: November
21, 1985
SIZE: as of June 30, 1997,
more than $291 million
MANAGER: Jonathan Short,
since 1995; manager,
Fidelity California Municipal
Income, Fidelity California
Insured Municipal Income,
Spartan Arizona Municipal
Income, Spartan California
Municipal Income, Spartan
California Intermediate
Municipal Income and
Spartan Florida Municipal
Income funds, since 1995;
Fidelity Advisor California
Municipal Income Fund,
since 1996; joined Fidelity
in 1990
(checkmark)
JONATHAN SHORT ON
MINNESOTA GENERAL
OBLIGATION BONDS:
"General obligation bonds
(GOs) remained the fund's
largest sector concentration,
which, in part, reflects my
optimistic view of the state's
economy, fiscal situation and
creditworthiness. A GO is
backed by the full faith and credit
- which includes the taxing
power - of a city, county,
state or other issuer, and is
repaid with general revenue
such as taxes. General
revenues - which are
sensitive to the strength of the
economy - have been
strong during the period in
many areas of
Minnesota. As a function of
this economic strength, the
state's fiscal situation has
improved because tax
revenues have increased.
The state ended its 1997
fiscal year with a very large
surplus, which has been used
to increase the state's budget
reserves. I consider that to be
a positive for the state's
creditworthiness and I'm
optimistic about the state's
fiscal situation."
INVESTMENT CHANGES


TOP FIVE MARKET SECTORS AS OF JUNE 30, 1997
                     % OF FUND'S    % OF FUND'S
                     INVESTMENTS    INVESTMENTS
                                    IN THESE MARKET
                                    SECTORS
                                    6 MONTHS AGO

General Obligation   30.4           29.7

Health Care          23.3           19.5

Electric Revenue     12.9           15.7

Housing              11.4           10.3

Education            10.0           9.2

AVERAGE YEARS TO MATURITY AS OF JUNE 30, 1997
               6 MONTHS AGO

Years   14.0   14.4

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF JUNE 30, 1997
              6 MONTHS AGO

Years   6.8   7.0

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF JUNE 30, 1997 AS OF DECEMBER 31, 1996
Row: 1, Col: 1, Value: 4.0
Row: 1, Col: 2, Value: 1.5
Row: 1, Col: 3, Value: 6.1
Row: 1, Col: 4, Value: 42.6
Row: 1, Col: 5, Value: 45.8
Aaa 48.8%
Aa, A 43.6%
Baa 6.1%
Non-rated 0.1%
Short-term
investments 1.4%
Aaa 46.8%
Aa, A 42.6%
Baa 6.5%
Non-rated 0.1%
Short-term
investments 4.0%
Row: 1, Col: 1, Value: 2.4
Row: 1, Col: 2, Value: 1.5
Row: 1, Col: 3, Value: 5.7
Row: 1, Col: 4, Value: 42.6
Row: 1, Col: 5, Value: 47.8
WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS.
INVESTMENTS JUNE 30, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


MUNICIPAL BONDS - 96.0%
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
MINNESOTA - 95.2%
Albany Independent School Dist. #745 Unltd. Tax
(School Dist. Credit Enhancement Prog.)
Series A, 6% 2/1/16  Aa1 $ 1,000,000 $ 1,033,750
Bagley Independent School Dist. #162 Unltd. Tax:
  4.85% 2/1/13  AA  1,020,000  954,975
  4.85% 2/1/14  AA  1,100,000  1,021,625
Bemidji Hosp. Facs. Rev.
 (1st Mtg. - North Country Health)
 Series A, 7% 9/1/21
 (Pre-Refunded to 9/1/01 @ 102) (d)  AAA  1,000,000  1,113,750
Bloomington Gen. Oblig. Rfdg. Unltd. Tax
 6.50% 12/1/00  Aa1  5,200,000  5,557,500
Breckenridge Hosp. Facs. Rev.
 (Franciscan Sisters Healthcare)
 Series B-2, 9.375%  9/1/17
 (Pre-Refunded to 9/1/97 @ 102) (d)  -  445,000  457,763
Chanhassen Gen. Oblig. Impt. Unltd. Tax
 Series D:
  0% 2/1/03 (AMBAC Insured)  Aaa  1,730,000  1,325,613
  0% 2/1/04 (AMBAC Insured)  Aaa  1,700,000  1,234,625
Cloquet Poll. Cont. Rev. Rfdg.
(Potlach Corp. Proj.) 5.90% 10/1/26  A-  2,000,000  2,012,500
Dakota County Hsg. & Redev. Auth. St. Paul
Rev. Rfdg. (Single Family Mtg.)
 Series A, 8.10% 9/1/12 (GNMA Coll.)  AAA  260,000  271,375
Eden Prairie Multi-Family Hsg. Rev.
(Preserve Place Apts.)
 8% 7/1/28 (FHA Guaranteed)  AAA  1,000,000  1,023,750
Elk River Independent School Dist. #728 Untld. Tax
(School Dist. Credit Enhancement Prog.)
 5.15% 2/1/11  Aa1  1,600,000  1,588,000
Hennepin County Lease Rev. Ctfs. of Prtn.
Series A, 6.80% 5/15/17  Aa2  5,000,000  5,262,500
Lakeville Independent School Dist. #194 Unltd. Tax
 (School Dist. Credit Enhancement Prog.):
  0% 2/1/04  Aa1  3,040,000  2,185,000
  0% 2/1/05  Aa1  2,810,000  1,910,800
Maple Grove  Impt. Unltd. Tax
 Series A, 5.20% 2/1/17  Aa  1,120,000  1,085,000
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
MINNESOTA - CONTINUED
Minneapolis Commty. Dev. Agcy. Tax Increment
Rev. (Cap. Appreciation):
  0% 9/1/07 (MBIA Insured)  Aaa $ 2,860,000 $ 1,719,575
  0% 9/1/08 (MBIA Insured)  Aaa  4,600,000  2,604,750
Minneapolis Convention Ctr. Sales Tax Rev.
(Chamber Bdlg. - Skyway Proj.) 0% 2/1/06 (g)  -  713,000  356,500
Minneapolis Gen. Oblig.:
 (Cap. Appreciation):
  Series A:
   0% 12/1/11  Aaa  2,830,000  1,308,875
   0% 12/1/12  Aaa  2,000,000  870,000
  Unltd. Tax Series B:
   0% 12/1/02  Aaa  790,000  618,175
   0% 12/1/03  Aaa  1,000,000  743,750
   0% 12/1/06  Aaa  3,355,000  2,130,425
   0% 12/1/07  Aaa  1,000,000  602,500
    0% 12/1/08  Aaa  2,685,000  1,523,738
 Rfdg. (Sports Arena Proj.):
  6% 4/1/06  Aaa  1,055,000  1,151,269
  6% 10/1/06 (e)  Aaa  1,000,000  1,095,000
 Unltd. Tax Rfdg. (Sales Tax):
 5.60% 10/1/00  Aaa  1,000,000  1,041,250
  6.15% 10/1/05  Aaa  2,000,000  2,152,500
  6.25% 4/1/07  Aaa  2,000,000  2,150,000
 Unltd. Tax Rfdg. Series B, 5.10% 9/1/08  Aaa  2,000,000  2,030,000
Minneapolis Hosp. Rev. Rfdg.
 (Fairview Hosp. & Healthcare)
 6.50% 1/1/11 (MBIA Insured)  Aaa  3,000,000  3,225,000
Minneapolis Spl. School Dist. Ctfs. of  Prtn. Untld.
Tax Series A, 5.80% 2/1/10 (MBIA Insured)  Aaa  2,000,000  2,065,000
Minneapolis & St. Paul Hsg. Fin. Board Rev.
(Single Family Phase IX) 7.25% 8/1/21 (b)  AAA  2,095,000  2,218,081
Minneapolis & St. Paul Hsg. & Redev. Auth. Health
Care Sys. Rev.:
  (Health One Obligated Group)
  Series A, 7.40% 8/15/11, (MBIA Insured)  Aaa  2,750,000  2,994,063
  Rfdg. (Healthspan Health Sys. Corp.)
  Series A, 4.75% 11/15/18
  (AMBAC Insured)  Aaa  4,000,000  3,575,000
Minneapolis & St. Paul Metropolitan Arpts.
Commission Unltd. Tax
 Series 7, 7.80% 1/1/15 (b)  Aaa  3,000,000  3,187,500
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
MINNESOTA - CONTINUED
Minnesota Gen. Oblig.:
 (Duluth Arpt.) Series B, 6.25% 8/1/14 (b)  Aaa $ 1,000,000 $ 1,042,500
 Rfdg. Unltd. Tax:
  5.30% 8/1/10  Aaa  1,450,000  1,462,688
  4.90% 8/1/11  Aaa  1,290,000  1,248,075
 Unltd. Tax:
  6.40% 8/1/01  Aaa  1,000,000  1,075,000
  5.60% 10/1/01  Aaa  3,000,000  3,142,500
  5.80% 8/1/03  Aaa  1,000,000  1,065,000
  5.60% 10/1/04  Aaa  1,000,000  1,060,000
  6.625% 8/1/07
   (Pre-Refunded to 8/1/01 @ 100) (d)  AAA  1,000,000  1,081,250
 6% 8/1/05  Aaa  10,255,000  11,139,494
 6% 5/1/06  Aaa  2,000,000  2,177,500
 6% 11/1/06  Aaa  1,500,000  1,638,750
 5.20% 5/1/07  Aaa  5,000,000  5,106,250
Minnesota Higher Ed. Facs. Auth. Mtg. Rev.
(St. Thomas Univ.) Series 3 C,
6.25% 9/1/16  A2  2,310,000  2,361,975
Minnesota Higher Ed. Facs. Auth. Rev.:
 Rfdg.:
  (Hamline Univ.) Series 4-I:
   6% 10/1/12  Baa1  1,000,000  1,018,750
   6% 10/1/16  Baa1  1,000,000  1,011,250
  (MacAlester College) Series 3-J,
  6.40% 3/1/22  Aa3  2,175,000  2,289,188
  (St. Thomas Univ.) Series 3-R1:
   5% 10/1/01  A2  1,000,000  1,011,250
   5.60% 10/1/15  A2  1,000,000  1,005,000
  Series 3-R2, 5.45% 9/1/07  A2  650,000  667,875
  Series 3-R2, 5.60% 9/1/14  A2  4,275,000  4,312,406
 (Carleton College):
  Series 4-N:
   5.25% 11/1/04  Aa3  870,000  896,100
   5.25% 11/1/05  Aa3  945,000  969,806
   5% 11/1/18  Aa3  1,000,000  937,500
 (Macalester College) Series 4-C:
 5.20% 3/1/08  Aa3  1,070,000  1,071,338
  5.50% 3/1/12  Aa3  815,000  827,225
  Series 3-L1, 5.75% 11/1/12  Aa3  2,000,000  2,067,500
 (St. Thomas Univ.) Series 4-M,
 5.35% 4/1/17  A2  1,000,000  968,750
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
MINNESOTA - CONTINUED
Minnesota Hsg. Fin. Agcy. (Single Family Mtg.)
 Series A:
  6.95% 7/1/16  Aa2 $ 835,000 $ 885,100
  7.45% 7/1/22 (b)  Aa  2,855,000  3,022,731
   7.95% 7/1/22 (b)  Aa2  2,220,000  2,339,325
  8% 7/1/29 (b)  Aa2  400,000  416,500
 Series B:
  7.25% 7/1/16  Aa2  895,000  908,130
  5.80% 7/1/25 (b)   Aa2  7,000,000  7,000,000
 Series D:
  7.35% 7/1/16  Aa2  2,025,000  2,111,063
  8.80% 7/1/16  Aa2  1,250,000  1,299,238
 Series E, 6.85% 1/1/24 (b)  Aa2  1,000,000  1,046,250
 Series H, 6.50% 1/1/26 (b)  Aa2  1,730,000  1,775,413
Minnesota Hsg. Fin. Agcy. Hsg. Dev.
 Series A:
 6.95% 2/1/14  Aa2  1,000,000  1,055,000
  6.95% 8/1/17  Aa2  1,000,000  1,053,750
  7.05% 8/1/27  Aa2  1,250,000  1,317,188
Minnesota Pub. Facs. Auth. Wtr. Poll. Cont. Rev.
Series A:
  6.35% 3/1/01  Aaa  1,000,000  1,066,250
  6.10% 3/1/02  Aaa  1,855,000  1,975,575
  7% 3/1/04  Aaa  1,495,000  1,696,825
Minnesota Univ. Rfdg. 4.80% 8/15/03  Aa3  8,000,000  8,040,000
Montevideo Independent School Dist. #129
Unltd. Tax 4.90% 2/1/14  Aa  1,000,000  945,000
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Rfdg:
Series A, 7.25% 1/1/16  A2  5,020,000  5,302,375
 Series B, 5.50% 1/1/18 (AMBAC Insured)  Aaa  4,500,000  4,477,500
Northfield College Facs. Rev. Rfdg.
 (St. Olaf College Proj.):
  6.30% 10/1/12  A  1,455,000  1,525,931
  6.40% 10/1/21  A  1,690,000  1,766,050
Redwood Falls Independent Sch. Dist. #637 Rfdg.
5.125% 4/1/15 (AMBAC Insured)  Aaa  1,450,000  1,399,250
Rochester Health Care Facs. Rev:
(Mayo Foundation/Mayo Med. Ctr.)
Series H, 6.026% 11/15/15   AA+  13,000,000  13,406,250
 Series I:
  5.90% 11/15/09  AA+  1,000,000  1,073,750
  5.90% 11/15/10  AA+  2,250,000  2,407,500
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
MINNESOTA - CONTINUED
Rosemont Independent School Dist. #196 Unltd
Tax Rfdg.( School Credit Enhancement Prog.):
  Series B, 0% 6/1/13 (FSA Insured)  Aaa $ 2,000,000 $ 847,500
  Series C, 5.30% 2/1/01 (FGIC Insured)  Aaa  2,000,000  2,055,000
St. Cloud Hosp. Facs. Rev. Rfdg.
 (St. Cloud Hosp.):
 Series A, 5.50% 7/1/05 (AMBAC Insured)  Aaa  995,000  1,036,044
  Series B, 5% 7/1/20 (AMBAC Insured)  Aaa  2,000,000  1,832,500
St. Cloud Independent School Dist. #742 Rfdg.
Series A, 6.10% 2/1/10, (FGIC Insured)  Aaa  1,000,000  1,046,250
St. Louis County Jail Rev. Unltd. Tax
 Series A, 4.75% 2/1/08 (AMBAC Insured)  Aaa  1,420,000  1,356,100
St. Louis Park Mn. Health Care Facs. Rev.
Series B 1993, 5.10% 7/1/13 (AMBAC Insured)  Aaa  3,600,000  3,379,500
St. Louis Park Hosp. Facs. Auth. Rev.
(Healthsystem Obligated A) 5.20% 7/1/23,
(AMBAC Insured)  Aaa  10,000,000  9,312,500
St. Louis Park Mtg. Rev. (Park Ridge Apt. Proj.)
9.375% 9/20/20 (GNMA Coll.)  AAA  1,200,000  1,242,000
St. Paul Hsg. & Redev. Auth. Hosp. Rev.:
(Healtheast Proj.) :
  Series A, 9.75% 11/1/17  Baa  2,315,000  2,400,724
  Series B:
   9.625% 11/1/08  Baa  2,395,000  2,480,046
   6.625% 11/1/17  Baa  3,500,000  3,626,875
   9.75% 11/1/17  Baa  3,000,000  3,107,730
 Rfdg. Series A, 6.625% 11/1/17  Baa  4,000,000  4,145,000
St. Paul Independent School Dist. #625 Unltd. Tax:
(School Dist. Credit Enhancement Prog.):
 Series A, 4.75% 2/1/16  Aa1  1,000,000  915,000
  Series B, 5.80% 2/1/12  Aa1  1,200,000  1,237,500
  Series C:
  6.125% 2/1/03  Aa  1,225,000  1,313,813
   6.125% 2/1/04  Aa  1,300,000  1,402,375
   6.125% 2/1/05  Aa  1,350,000  1,461,375
St. Paul Port Auth. Energy Park Tax Increment Rev.
 Rfdg. 5% 2/1/08 (FSA Insured)  Aaa  1,000,000  991,250
St. Paul Swr. Rev. Rfdg. Series A, 8% 12/1/08  Aa2  2,500,000  2,646,875
Seaway Port Auth. Duluth Ind. Dev. Dock &
Wharf Rev. Rfdg. (Cargill, Inc. Proj.) Series B,
6.80% 5/1/12 (f)  Aa3  2,750,000  2,963,125
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
MINNESOTA - CONTINUED
Southern Minnesota Muni. Pub. Pwr. Agcy. Pwr.
Supply Sys. Rev.:
 (Cap. Appreciation)
  Series B, 0% 1/1/01 (MBIA Insured)  Aaa $ 2,500,000 $ 2,131,250
 Rfdg. Series A:
  5% 1/1/09  A2  2,250,000  2,190,938
  5% 1/1/12  A2  6,500,000  6,110,000
  0% 1/1/20 ( MBIA Insured)  Aaa  12,500,000  3,578,125
Virginia Independent School Dist. #706 Unltd. Tax
Series A:
  5% 4/1/11 (AMBAC Insured)  Aaa  630,000  615,031
  5% 4/1/13 (AMBAC Insured)  Aaa  1,180,000  1,134,275
Washington County Hsg. & Redev. Auth. Jail Facs.
Rev. Unltd. Tax 7% 2/1/12 (MBIA Insured)
(Pre-Refunded to 2/1/02 @ 100) (d)  Aaa  1,000,000  1,103,750
West St. Paul Independent School Dist. #197 Unltd.
Tax (School Dist. Credit Enhancement Prog.):
 0% 2/1/02 (MBIA Insured)  Aaa  1,550,000  1,253,563   0% 2/1/03 (MBIA
Insured)  Aaa  1,180,000  904,175
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply
Rev.:
  Rfdg. Series A:
   6.25% 1/1/04 (AMBAC Insured)  Aaa  2,600,000  2,817,750
   6.25% 1/1/05 (AMBAC Insured)  Aaa  3,000,000  3,262,500
   5.375% 1/1/08 (AMBAC Insured)  Aaa  4,000,000  4,105,000
  Series A, 6.375% 1/1/16 (Escrowed
  to Maturity) (d)  Aaa  2,000,000  2,175,000
  Series B:
   6% 1/1/03 (AMBAC Insured)  Aaa  1,935,000  2,060,775
   6% 1/1/04 (AMBAC Insured)  Aaa  1,000,000  1,070,000
  274,679,555
PUERTO RICO - 0.8%
Puerto Rico Commonwealth Gen. Oblig. Rfdg.
Series A, 6% 7/1/14  Baa1  1,000,000  1,025,000
Puerto Rico Indl. Med. & Environmental Poll. Cont.
Facs. Fing. Auth. Rev. (Motorola, Inc.)
 Series A, 6.75% 1/1/14 (f)  Aa3  1,250,000  1,360,938
  2,385,938
TOTAL MUNICIPAL BONDS
(Cost $266,519,216)  $ 277,065,493
MUNICIPAL NOTES (A) - 4.0%
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
MINNESOTA - 4.0%
Duluth Health Facs. Rev. Bond Rfdg.
 (Miller Dwan Medical Center)
Series 1996, 4.25% 6/1/19
LOC Credit Local De France, VRDN A1+ $ 3,500,000 $ 3,500,000 Minneapolis Commty. Dev. Rev.
(Mount Sinai Med. Bldg. Proj.) 4.20%
8/1/99 LOC Norwest Bank NA, MN, VRDN  A1+  300,000  300,000
Minneapolis Convention Ctr. Participating VRDN,
Series 96-B, 4.35%, (Liquidity Facility Norwest
Bank NA, MN) (h)  A1+  850,000  850,000
Minneapolis & St. Paul Hsg. & Redev. Auth.
Health Care Sys. Rev.:
  Rfdg. (Children's Health Care)
  Series 1995-B, 4.10% 8/15/25
  (FSA Insured) BPA Norwest Bank, VRDN VMIG 1 5,800,000 5,800,000 Participating VRDN, Series 1996-E,
  4.35% (FSA Insured) (Liquidity Facility
  Norwest Bank NA, MN) (h)  A1+  1,000,000  1,000,000

TOTAL MUNICIPAL NOTES
(Cost $11,450,000)   11,450,000
TOTAL INVESTMENTS - 100%
(Cost $277,969,216)  $ 288,515,493
FUTURES CONTRACTS
    EXPIRATION UNDERLYING FACE UNREALIZED
   DATE AMOUNT AT VALUE GAIN/(LOSS)
PURCHASED
65 Municipal Bond Contracts   Sept. 1997 $ 7,572,500 $ (101,246)
20 US Treasury Bond Contracts   Sept. 1997  2,221,250  20,444
   $ (80,802)
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 3.4%
SECURITY TYPE ABBREVIATIONS
VRDN - Variable Rate Demand Notes
LEGEND
14. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
15. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
16. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
17. Security collateralized by an amount sufficient to pay interest and principal.
18. A portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $251,850.
19. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $4,324,063 or 1.5% of net assets.
20. Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
21. Provides evidence of ownership in one or more underlying municipal bonds.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 78.0% AAA, AA, A 81.3%
Baa 6.4% BBB  6.6%
Ba 0.0% BB  0.0%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The percentage not rated by both S&P and Moody's amounted to 0.1%. FMR has determined that unrated debt securities that are lower quality account for 0.1% of the total value of investment in securities.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation  30.4%
Health Care  23.3
Electric Revenue  12.9
Education   11.4
Housing  10.0
Others (individually less than 5%)   12.0
TOTAL  100.0%
INCOME TAX INFORMATION
At June 30, 1997 the aggregate cost of investment securities for income tax purposes was $277,977,051. Net unrealized appreciation aggregated $10,538,442 of which $11,125,694 related to appreciated investment securities and $587,252 related to depreciated investment securities.
At December 31, 1996 the fund had a capital loss carryforward of approximately $7,963,000 which will expire on December 31, 2003.
At December 31, 1996, the fund was required to defer approximately $628,000 of losses on futures contracts and options.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS JUNE 30, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (cost $277,969,216) -                $ 288,515,493
See accompanying schedule

Interest receivable                                                      4,871,558

 TOTAL ASSETS                                                            293,387,051

LIABILITIES

Payable to custodian bank                                   $ 110,031

Payable for investments purchased                            985,398

Payable for fund shares redeemed                             445,127

Distributions payable                                        286,027

Accrued management fee                                       85,874

Payable for daily variation on futures contracts             31,563

Other payables and accrued expenses                          69,074

 TOTAL LIABILITIES                                                       2,013,094

NET ASSETS                                                              $ 291,373,957

Net Assets consist of:

Paid in capital                                                         $ 288,033,955

Accumulated undistributed net realized gain (loss)                       (7,125,473)
on investments

Net unrealized appreciation (depreciation) on                            10,465,475
investments

NET ASSETS, for 26,519,440 shares outstanding                           $ 291,373,957

NET ASSET VALUE, offering price and redemption price per                 $10.99
share ($291,373,957 (divided by) 26,519,440 shares)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INTEREST INCOME                                                                $ 8,180,496

EXPENSES

Management fee                                                    $ 567,020

Transfer agent, accounting and custodian fees and                  249,523
expenses

Non-interested trustees' compensation                              619

Registration fees                                                  9,995

Audit                                                              17,402

Legal                                                              2,927

Miscellaneous                                                      886

 Total expenses before reductions                                  848,372

 Expense reductions                                                (35,210)     813,162

NET INTEREST INCOME                                                             7,367,334

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                             1,320,018

 Futures contracts                                                 164,303      1,484,321

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                             (95,565)

 Futures contracts                                                 (91,923)     (187,488)

NET GAIN (LOSS)                                                                 1,296,833

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                                $ 8,664,167
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                         SIX MONTHS        YEAR ENDED
                                                         ENDED JUNE 30,    DECEMBER 31,
                                                         1997              1996
                                                         (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                               $ 7,367,334       $ 15,532,027
Net interest income

 Net realized gain (loss)                                 1,484,321         2,138,799

 Change in net unrealized appreciation (depreciation)     (187,488)         (6,917,262)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          8,664,167         10,753,564
FROM OPERATIONS

Distributions to shareholders                             (7,367,334)       (15,532,027)
From net interest income

Share transactions                                        23,067,467        40,026,719
Net proceeds from sales of shares

 Reinvestment of distributions                            5,578,488         12,073,203

 Cost of shares redeemed                                  (33,000,475)      (68,056,886)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          (4,354,520)       (15,956,964)
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 (3,057,687)       (20,735,427)

NET ASSETS

 Beginning of period                                      294,431,644       315,167,071

 End of period                                           $ 291,373,957     $ 294,431,644

OTHER INFORMATION
Shares

 Sold                                                     2,116,355         3,684,478

 Issued in reinvestment of distributions                  512,204           1,111,807

 Redeemed                                                 (3,031,416)       (6,278,054)

 Net increase (decrease)                                 (402,857)         (1,481,769)



FINANCIAL HIGHLIGHTS
      SIX MONTHS        YEARS ENDED DECEMBER 31,
      ENDED JUNE 30,
      1997

      (UNAUDITED)       1996                       1995   1994   1993 D   1992

SELECTED PER-SHARE DATA

Net asset value,               $ 10.940    $ 11.100    $ 10.130    $ 11.520    $ 10.850    $ 10.730
beginning of period

Income from                     .276        .562        .613        .633        .647        .674
Investment
Operations
Net interest income

 Net realized and               .050        (.160)      .972        (1.310)     .670        .120
 unrealized gain
 (loss)

 Total from                     .326        .402        1.585       (.677)      1.317       .794
investment
operations

Less Distributions

 From net                       (.276)      (.562)      (.613)      (.633)      (.647)      (.674)
 interest income

 From net realized              -           -           -           (.060)      -           -
 gain

 In excess of net               -           -           (.002)      (.020)      -           -
 realized gain

 Total distributions            (.276)      (.562)      (.615)      (.713)      (.647)      (.674)

Net asset value,               $ 10.990    $ 10.940    $ 11.100    $ 10.130    $ 11.520    $ 10.850
 end of period

TOTAL RETURN B, C               3.03%       3.78%       16.00%      (6.01)      12.42%      7.63%
                                                                   %

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of             $ 291,374   $ 294,432   $ 315,167   $ 276,934   $ 342,196   $ 280,781
period (000 omitted)


Ratio of expenses to            .57%        .60%        .57%        .59%        .61%        .67%
average net assets             A,E

Ratio of net interest           5.12%       5.15%       5.69%       5.97%       5.73%       6.25%
income to average              A
net assets

Portfolio turnover rate         16%         17%         49%         26%         37%         12%
                               A


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D EFFECTIVE JANUARY 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INTEREST INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
E FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended June 30, 1997 (Unaudited)


42. SIGNIFICANT ACCOUNTING POLICIES.
Spartan Minnesota Municipal Income Fund (the fund) (formerly Fidelity Minnesota Municipal Income Fund) is a fund of Fidelity Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities including restricted securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for market discount and losses deferred due to futures and options.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Accumulated undistributed net realized gain
(loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
43. OPERATING POLICIES.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
44. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $22,280,223 and $33,355,040, respectively.
The market value of futures contracts opened and closed during the period amounted to $27,467,190 and $20,995,570, respectively.
45. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, Fidelity Management & Research Company (FMR) receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to
 .3700% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED
MANAGEMENT FEE - CONTINUED
rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .39% of average net assets.
TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian and transfer and shareholder servicing agent for the fund. The Bank has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the fund's transfer and shareholder servicing agent and accounting functions. The fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses. For the period, FSC received transfer agent and accounting fees amounting to $177,495 and $59,980, respectively. For the period, the transfer agent fees were equivalent to an annualized rate of .12% of average net assets.
46. EXPENSE REDUCTIONS.
Effective April 1, 1997, FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of .55% of the fund's average net assets. For the period, the reimbursement reduced expenses by $24,300. In addition, the fund has entered into an arrangement with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $4,377 and $6,533, respectively, under these arrangements.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day. BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.
1
 For quotes.*
2
 For account balances and holdings.
3
 To review orders and mutual
fund activity.
4
 To change your PIN.
5
 To speak to a Fidelity representative.
*
0
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services. (PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC
(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC
(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request. (LETTER_GRAPHIC)(LETTER_GRAPHIC)(LETTER_GRAPHIC)(LETTER_GRAPHIC)(LETTER_GR
PHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)(LETTER_GRAPHIC)(LETTER_GRAPHIC)(LETTER_GRAPHIC)(LETTER_GR
PHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 193
Boston, MA 02210-0193
(LETTER_GRAPHIC)(LETTER_GRAPHIC)(LETTER_GRAPHIC)(LETTER_GRAPHIC)(LETTER_GR
PHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
815 East Birch Street
Brea, CA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
4001 Tamiami Trail, North
Naples, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3525 Piedmont Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
215 East Erie Street
Chicago, IL
One North Franklin Street
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
INDIANA
4729 East 82nd Street
Indianapolis, IN
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1055 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
10 Bank Street
White Plains, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
121 S.W. Morrison Street
Portland, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
6150 Poplar Road
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
7001 Preston Road
Dallas, TX
1155 Dairy Ashford Street
Houston, TX
2701 Drexel Drive
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
19740 IH 45 North
Spring, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street, N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI



INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research
 Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Jonathan D. Short, Vice President
Thomas D. Maher, Assistant Vice President
Arthur S. Loring, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
Fidelity Service Company. Inc.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
* INDEPENDENT TRUSTEES
FIDELITY'S MUNICIPAL BOND FUNDS
Aggressive Municipal
California Insured Municipal Income
California Municipal Income
Spartan Insured Municipal Income
Limited Term Municipal Income
Massachusetts Municipal Income
Spartan Michigan Municipal Income
Spartan Minnesota Municipal Income
Municipal Income
New York Insured Municipal Income
New York Municipal Income
Spartan Ohio Municipal Income
Spartan Aggressive Municipal
Spartan Arizona Municipal Income
Spartan California Intermediate Municipal
Spartan California Municipal Income
Spartan Connecticut Municipal Income
Spartan Florida Municipal Income
Spartan Intermediate Municipal Income
Spartan Maryland Municipal Income
Spartan Municipal Income
Spartan New Jersey Municipal Income
Spartan New York Intermediate Municipal
Spartan New York Municipal Income
Spartan Pennsylvania Municipal Income
Spartan Short-Intermediate Municipal
Income
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress   1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE

SPARTAN(registered trademark)


(registered trademark)
PENNSYLVANIA
MUNICIPAL
FUNDS


SEMIANNUAL REPORT
JUNE 30, 1997
CONTENTS



PRESIDENT'S MESSAGE                                3     Ned Johnson on investing
                                                         strategies.

SPARTAN PENNSYLVANIA MUNICIPAL INCOME FUND

 PERFORMANCE                                       4     How the fund has done over time.

 FUND TALK                                         7     The manager's review of fund
                                                         performance, strategy and outlook.

 INVESTMENT CHANGES                                10    A summary of major shifts in the
                                                         fund's investments over the past six
                                                         months
                                                         and one year.

 INVESTMENTS                                       11    A complete list of the fund's
                                                         investments with their market
                                                         values.

 FINANCIAL STATEMENTS                              17    Statements of assets and liabilities,
                                                         operations, and changes in net
                                                         assets,
                                                         as well as financial highlights.

SPARTAN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

 PERFORMANCE                                       21    How the fund has done over time.

 FUND TALK                                         23    The manager's review of fund
                                                         performance, strategy and outlook.

 INVESTMENT CHANGES                                25    A summary of major shifts in the
                                                         fund's investments over the past six
                                                         months
                                                         and one year.

 INVESTMENTS                                       26    A complete list of the fund's
                                                         investments with their market
                                                         values.

 FINANCIAL STATEMENTS                              31    Statements of assets and liabilities,
                                                         operations, and changes in net
                                                         assets,
                                                         as well as financial highlights.

NOTES                                              35    Notes to the financial statements.

PROXY VOTING RESULTS                               39


To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THIS REPORT IS NOT AUTHORIZED
FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY
AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST
OR SEND
MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Through the first six months of 1997, stock and bond markets experienced the kind of short-term volatility that can affect them periodically. The stock market rebounded strongly from its early spring correction to continue on its record-setting pace, as seen by the roughly 20% year-to-date gain by the Standard & Poor's 500 Index. The bond market posted moderate returns over the first half of the year, as positive news on the inflation front helped soften the effects of a hike in short-term interest rates by the Federal Reserve Board in late March.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government. Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d

SPARTAN PENNSYLVANIA MUNICIPAL INCOME FUND



PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits the fund earned upon the sale of securities that have grown in value). You can also look at the fund's income, as measured by the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the past ten years total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JUNE 30, 1997                PAST 6   PAST 1   PAST 5   PAST 10
                                           MONTHS   YEAR     YEARS    YEARS

Spartan Pennsylvania Municipal Income Fu   2.63%    7.55%    40.98%   122.49%
nd

Lehman Brothers Pennsylvania               3.06%    8.07%    n/a      n/a
 Municipal Bond Index

Pennsylvania Municipal Debt Funds          2.88%    7.69%    38.35%   114.29%
Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Pennsylvania Municipal Bond Index - a total return benchmark for Pennsylvania investment-grade municipal bonds with maturities of at least one year. To measure how the fund's performance stacked up against its peers, you can compare it to the Pennsylvania municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 62 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JUNE 30, 1997                      PAST 1   PAST 5   PAST 10
                                                 YEAR     YEARS    YEARS

Spartan Pennsylvania Municipal Income Fu         7.55%    7.11%    8.33%
nd

Lehman Brothers Pennsylvania                     8.07%    n/a      n/a
 Municipal Bond Index

Pennsylvania Municipal Debt Funds                7.69%    6.70%    7.91%
Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking the arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
  1987/06/30      10000.00                    10000.00
  1987/07/31      10185.84                    10102.00
  1987/08/31      10203.97                    10124.73
  1987/09/30       9568.99                     9751.43
  1987/10/31       9547.21                     9785.95
  1987/11/30       9824.83                    10041.46
  1987/12/31      10006.24                    10187.16
  1988/01/31      10508.76                    10550.03
  1988/02/29      10682.33                    10661.54
  1988/03/31      10355.32                    10537.87
  1988/04/30      10418.36                    10617.96
  1988/05/31      10491.87                    10587.27
  1988/06/30      10699.94                    10742.16
  1988/07/31      10771.05                    10812.20
  1988/08/31      10788.67                    10821.72
  1988/09/30      11024.60                    11017.59
  1988/10/31      11344.04                    11211.50
  1988/11/30      11245.07                    11108.80
  1988/12/31      11428.57                    11222.45
  1989/01/31      11589.50                    11454.53
  1989/02/28      11489.93                    11323.83
  1989/03/31      11487.06                    11296.77
  1989/04/30      11784.02                    11564.95
  1989/05/31      11997.74                    11805.16
  1989/06/30      12186.25                    11965.47
  1989/07/31      12303.63                    12128.32
  1989/08/31      12187.64                    12009.58
  1989/09/30      12147.73                    11973.79
  1989/10/31      12315.30                    12120.23
  1989/11/30      12460.88                    12332.34
  1989/12/31      12549.06                    12433.22
  1990/01/31      12479.75                    12374.41
  1990/02/28      12590.29                    12484.54
  1990/03/31      12592.34                    12488.29
  1990/04/30      12407.39                    12397.87
  1990/05/31      12717.12                    12668.52
  1990/06/30      12832.77                    12779.87
  1990/07/31      13000.35                    12967.74
  1990/08/31      12812.04                    12779.44
  1990/09/30      12876.78                    12786.73
  1990/10/31      13062.63                    13018.68
  1990/11/30      13342.92                    13280.49
  1990/12/31      13452.43                    13338.26
  1991/01/31      13627.42                    13517.26
  1991/02/28      13706.08                    13634.86
  1991/03/31      13736.12                    13639.76
  1991/04/30      13951.81                    13821.17
  1991/05/31      14118.20                    13944.04
  1991/06/30      14048.00                    13930.24
  1991/07/31      14257.67                    14099.91
  1991/08/31      14453.45                    14285.60
  1991/09/30      14621.47                    14471.60
  1991/10/31      14747.78                    14601.85
  1991/11/30      14787.43                    14642.59
  1991/12/31      15133.04                    14956.82
  1992/01/31      15173.86                    14990.92
  1992/02/29      15182.04                    14995.71
  1992/03/31      15180.90                    15001.26
  1992/04/30      15340.06                    15134.77
  1992/05/31      15531.57                    15312.91
  1992/06/30      15782.06                    15569.86
  1992/07/31      16278.55                    16036.65
  1992/08/31      16108.92                    15880.29
  1992/09/30      16195.16                    15984.15
  1992/10/31      15946.24                    15827.02
  1992/11/30      16326.32                    16110.48
  1992/12/31      16512.24                    16274.97
  1993/01/31      16729.78                    16464.25
  1993/02/28      17385.74                    17059.76
  1993/03/31      17187.65                    16879.44
  1993/04/30      17355.02                    17049.75
  1993/05/31      17461.17                    17145.57
  1993/06/30      17756.81                    17431.73
  1993/07/31      17735.06                    17454.57
  1993/08/31      18180.13                    17817.97
  1993/09/30      18447.40                    18020.92
  1993/10/31      18456.65                    18055.70
  1993/11/30      18299.01                    17896.63
  1993/12/31      18688.58                    18274.43
  1994/01/31      18932.17                    18483.12
  1994/02/28      18472.48                    18004.41
  1994/03/31      17659.68                    17271.27
  1994/04/30      17751.61                    17417.73
  1994/05/31      17951.43                    17568.74
  1994/06/30      17921.84                    17461.40
  1994/07/31      18210.75                    17781.46
  1994/08/31      18273.01                    17842.99
  1994/09/30      18013.89                    17581.05
  1994/10/31      17703.90                    17268.81
  1994/11/30      17282.82                    16956.59
  1994/12/31      17747.48                    17329.81
  1995/01/31      18291.19                    17825.09
  1995/02/28      18844.55                    18343.45
  1995/03/31      19110.85                    18554.21
  1995/04/30      19167.63                    18576.11
  1995/05/31      19679.71                    19168.87
  1995/06/30      19487.27                    19002.10
  1995/07/31      19657.91                    19182.24
  1995/08/31      19865.77                    19425.47
  1995/09/30      20089.25                    19548.43
  1995/10/31      20335.03                    19832.67
  1995/11/30      20654.39                    20161.69
  1995/12/31      20841.95                    20355.45
  1996/01/31      21047.48                    20509.13
  1996/02/29      20894.44                    20370.69
  1996/03/31      20607.33                    20110.36
  1996/04/30      20513.81                    20053.44
  1996/05/31      20482.22                    20045.42
  1996/06/30      20686.47                    20263.72
  1996/07/31      20874.02                    20448.12
  1996/08/31      20881.91                    20443.21
  1996/09/30      21129.45                    20729.41
  1996/10/31      21359.60                    20963.86
  1996/11/30      21751.83                    21347.50
  1996/12/31      21678.97                    21257.84
  1997/01/31      21707.82                    21298.02
  1997/02/28      21892.64                    21493.54
  1997/03/31      21606.75                    21207.03
  1997/04/30      21756.62                    21384.53
  1997/05/31      22035.71                    21706.15
  1997/06/30      22248.94                    21937.32
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Spartan Pennsylvania Municipal Income Fund on June 30, 1987. As the chart shows, by June 30, 1997, the value of the investment would have grown to $22,249 - a 122.49% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year - did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $21,937 - a 119.37% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will
do tomorrow. Bond prices,
for example, generally
move in the opposite
direction of interest rates. In
turn, the share price, return
and yield of a fund that
invests in bonds will vary.
That means if you sell your
shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
      SIX MONTHS   YEARS ENDED DECEMBER 31,
      ENDED
      JUNE 30,

      1997         1996                       1995   1994   1993   1992

Dividend returns        2.44%   5.01%    6.52%    5.73%     6.68%    7.00%

Capital appreciation    0.19%   -1.00%   10.91%   -10.77%    6.49%   2.11%
 returns

Total returns           2.63%   4.01%    17.43%   -5.04%    13.17%   9.11%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains paid by the fund are reinvested, if any. For the periods through December 31, 1996, capital appreciation and total returns include the effect of the $5 account closeout fee on an average size account.
DIVIDENDS AND YIELD

PERIODS ENDED JUNE 30, 1997              PAST 1        PAST 6         PAST 1
                                         MONTH         MONTHS         YEAR

Dividends per share                      4.11(cents)   25.14(cents)   51.19(cents)

Annualized dividend rate                 4.75%         4.86%          4.90%

30-day annualized yield                  4.69%         -              -

30-day annualized tax-equivalent yield   7.54%         -              -


DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $10.53 over the past one month, $10.44 over the past six months and $10.44 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 37.79% combined effective 1997 federal and state tax bracket. A portion of the fund's income may be subject to the federal alternative minimum tax.
SPARTAN PENNSYLVANIA MUNICIPAL INCOME FUND

FUND TALK: THE MANAGER'S OVERVIEW


NOTE TO SHAREHOLDERS:
Jonathan Short became Portfolio Manager of Spartan Pennsylvania Municipal Income Fund on April 1, 1997.
Q. HOW DID THE FUND PERFORM, JON?
A. For the six-month period that ended June 30, 1997, the fund had a total return of 2.63%. To get a sense of how the fund did relative to its competitors, the Pennsylvania municipal debt funds average returned 2.88% for the same six-month period, as tracked by Lipper Analytical Services. Additionally, the Lehman Brothers Pennsylvania Municipal Bond Index returned 3.06%. For the 12-month period that ended June 30, 1997, the fund had a total return of 7.55%, the Pennsylvania municipal debt funds average returned 7.69%, according to Lipper, and the Lehman Brothers index returned 8.07%.
Q. THE BOND MARKET WAS SOMEWHAT JITTERY DURING THE SIX-MONTH PERIOD. WHAT CAUSED ALL THE UNCERTAINTY AND HOW DID MUNICIPALS FARE IN THE MIDST OF IT?
A. The main reason for the bond market's skittishness was the fear of inflation. Worried that the economy was growing at too quick a pace - and much faster than anticipated - investors sent Treasury bond yields higher and prices lower. Bond investors, of course, react negatively to even the threat of higher inflation because it can eat away at the fixed-income payments their bonds generate. While there weren't any tangible signs that inflation was on the upswing, investors continued to be concerned about the future and whether the Federal Reserve Board would raise interest rates as an anti-inflationary measure sometime down the road. Municipals, however, fared better during this troubled period, and their yields generally ended the period where they had started it. Municipals' strong performance can be attributed to the fact that the supply of them was limited while demand increased. As a result, tax-free bonds generally were able to hold their ground better than many taxable fixed-income investments, including Treasuries.
Q. ARE THERE SIGNIFICANT DIFFERENCES BETWEEN YOUR INVESTMENT STYLE AND THAT OF THE FUND'S PREVIOUS MANAGER?
A. No, there aren't. While I did buy and sell bonds based on what I believed their value to be relative to other bonds available in the marketplace, my basic strategy is the same as the previous manager's strategy. I continued to keep the fund's duration - which measures how sensitive it is to changes in interest rates - in line with the Pennsylvania municipal market as a whole, as reflected by the fund's benchmark index. In theory, I guess it's possible to accurately predict where interest rates are headed. But practically speaking, it has proved to be very difficult to do so with consistency over any meaningful stretch of time. By maintaining a fairly consistent duration, I hope to deliver better-than-market returns by avoiding whipsaws when the market goes through its ups and downs.
Q. WHAT CHANGES HAVE YOU MADE SINCE TAKING OVER?
A. I changed the way the fund's investments were allocated among bonds with various maturities, specifically by adding more intermediate-term bonds with maturities of between 10 and 16 years. In my view, longer-term bonds - with maturities of more than 20 years - didn't offer an adequate amount of yield to compensate for their heightened sensitivity to interest rate changes. Generally speaking, the longer a bond's maturity, the more its price will fall when interest rates rise and vice versa. When I took over the fund and through the end of the period, I felt that intermediate-maturity bonds offered the best reward given their risk. What's more, long-term bonds tend to be callable, which means they can be redeemed by their issuer before maturity. Callable bonds tend to rise less in up markets and fall more in down markets. I like the fact that intermediate-maturity bonds, on the other hand, typically aren't susceptible to being called.
Q. AT THE END OF THE PERIOD, ONLY ABOUT 9% OF THE FUND'S INVESTMENTS WERE IN BONDS WITH CREDIT RATINGS OF BAA AS JUDGED BY MOODY'S INVESTORS SERVICE. WHY DID THE FUND HAVE SO LITTLE INVESTED IN HIGHER-YIELDING BAA-RATED BONDS?
A. Generally speaking, bonds rated Baa carry a fairly large amount of additional yield over higher-rated bonds in order to compensate investors for the additional credit risk they carry - the risk of the issuer defaulting on its debt, in other words. For a variety of reasons having to do with the strength of the economy, the improving creditworthiness of various municipal issuers and the scarcity of higher-yielding bonds, the difference in yield between Baa-rated and higher-rated municipals remained small. To give you an example, the yield on a 15-year Aaa-rated Pennsylvania general obligation bond (GO) was 5.35%, while a Baa-rated 15-year GO offered a yield of 5.75% at the end of the period. In my view, Baa-rated bonds didn't offer adequate reward in the form of yield to compensate for their added risks. What's more, I was able to maintain the fund's high credit quality without sacrificing much yield.
Q. WHAT'S YOUR OUTLOOK?
A. From a supply and demand standpoint, I'm optimistic about municipals. I don't expect to see a tremendous amount of new bonds issued, and the increase in supply we're likely to see will be easily digested if demand remains firm. How municipals fare over the next year will depend heavily on the direction of interest rates. That said, we may continue to see some volatility in the bond market as long as there are conflicting signs about the economy and inflation trends.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: to provide high current
income exempt from federal
and Pennsylvania personal
income taxes by investing
normally in investment-grade
municipal securities
FUND NUMBER: 402
TRADING SYMBOL: FPXTX
START DATE: August 6, 1986
SIZE: as of June 30, 1997,
more than $261 million
MANAGER: Jonathan Short,
since April 1997; manager,
various Fidelity and Spartan
Municipal funds; joined
Fidelity in 1990
(checkmark)
JONATHAN SHORT ON THE
PENNSYLVANIA ECONOMY:
"Over the past year, the state
of Pennsylvania showed
several signs of economic
improvement. The strongest
evidence of economic
improvement came in the
form of job growth, which
increased about two percent
over the past year. I think it's a
positive sign that the state's
job growth is broad based,
meaning there were
employment gains in the
manufacturing, as well as in
the retail and service sectors.
Because economic growth has
been stronger than expected,
the state recently posted a
$500 million budgetary
surplus, which was another
positive development. The
main question from here is
how will consolidation among
some of Pennsylvania's major
employers affect the state's
employment outlook? I
believe that the merger of Bell
Atlantic and Nynex and the
acquisition of Conrail by
Norfolk Southern & CSX
could lead to job losses.
What's more, business taxes
are still high relative to other
surrounding states, even after
recent reductions in the
state's corporate tax rate.
High corporate taxes could
impede the state's ability to
attract new business."

SPARTAN PENNSYLVANIA MUNICIPAL INCOME FUND


INVESTMENT CHANGES


TOP FIVE MARKET SECTORS AS OF JUNE 30, 1997
                        % OF FUND'S    % OF FUND'S
                        INVESTMENTS    INVESTMENTS
                                       IN THESE MARKET
                                       SECTORS
                                       6 MONTHS AGO

General Obligation      35.0           38.2

Water & Sewer           13.3           11.1

Health Care             10.1           7.1

Education               9.7            8.8

Escrowed/Pre-Refunded   9.2            10.8

AVERAGE YEARS TO MATURITY AS OF JUNE 30, 1997
               6 MONTHS AGO

Years   12.5   12.7

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF JUNE 30, 1997
              6 MONTHS AGO

Years   6.7   7.1

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF JUNE 30, 1997 AS OF DECEMBER 31, 1996
Aaa 61.0%
Aa, A 28.0%
Baa 9.2%
Non-rated 1.0%
Short-term
investments 0.8%
Aaa 55.8%
Aa, A 28.3%
Baa 11.8%
Non-rated 3.4%
Short-term
investments 0.7%
Row: 1, Col: 1, Value: 2.0
Row: 1, Col: 2, Value: 2.2
Row: 1, Col: 3, Value: 9.0
Row: 1, Col: 4, Value: 27.8
Row: 1, Col: 5, Value: 59.0
Row: 1, Col: 1, Value: 1.5
Row: 1, Col: 2, Value: 3.4
Row: 1, Col: 3, Value: 11.8
Row: 1, Col: 4, Value: 28.3
Row: 1, Col: 5, Value: 55.0
WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS.
SPARTAN PENNSYLVANIA MUNICIPAL INCOME FUND

INVESTMENTS JUNE 30, 1997 (UNAUDITED)
Showing Percentage of Total Value of Investment in Securities


MUNICIPAL BONDS - 99.2%
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
PENNSYLVANIA - 98.8%
Allegheny County Gen. Oblig. (Cap. Appreciation)
Series 18, 0% 4/1/11 (MBIA Insured)  Aaa $ 2,560,000 $ 1,235,200
Allegheny County Higher Ed. Bldg. Auth. Rev.
(Duquesne Univ. Proj.) 6.50% 3/1/10
(AMBAC Insured)  Aaa  400,000  447,500
Allegheny County Hosp. Dev. Auth. Rev. Rfdg.
(Univ. of Pittsburgh Medical Center)
5.55% 4/1/12 (MBIA Insured)  Aaa  2,845,000  2,877,006
Allegheny County Ind. Dev. Auth. Rev.
(YMCA Pittsburgh Proj.) Series 1990,
8.75% 3/1/10  -  2,435,000  2,602,406
Allegheny County Residential Fin. Auth.
Mtg. Single-Family Rev.:
  Series H, 8% 6/1/17 (GNMA Coll.)  Aaa  185,000  190,781
  Series 1990, 7.95% 6/1/23 (GNMA Coll.) (c)  Aaa  1,320,000  1,381,050
Allegheny County San. Auth. Swr. Rev.
0% 12/1/12 (FGIC Insured) (Escrowed
to Maturity) (d)  Aaa  2,260,000  997,225
Bethlehem Wtr. Auth. Rev. Rfdg. 4.875%
11/15/14 (MBIA Insured)  Aaa  3,700,000  3,417,875
Delaware County Auth. Hosp. Rev.:
 (Crozer-Chester):
  6% 12/15/09  Baa1  1,000,000  1,007,500
  6% 12/15/20  Baa1  6,700,000  6,616,250
Delaware County Gen. Oblig. Rfdg.
5.30% 11/15/01  Aa  2,200,000  2,271,500
Delaware County Ind. Dev. Auth. Rfdg. Resource
Recovery Facs. Series A, 6.10% 7/1/13  Baa1  1,300,000  1,324,375
Erie County Series B, 6.75% 9/1/16 (FGIC
Insured) (Pre-Refunded 9/1/01 @ 100) (d)  Aaa  1,000,000  1,086,250
Harrisburg Auth. Rev. (Pooled Bond Program)
Series I, 5.625% 4/1/15 (MBIA Insured)  Aaa  6,000,000  6,052,500
Lehigh County Gen. Purpose Auth. Series B, 9%
7/1/15 (Pre-Refunded to 11/15/01 @ 102) (d)  Aaa  1,020,000  1,020,000
Meadville Rfdg. Series B, 6% 10/1/05
(AMBAC Insured)  Aaa  3,210,000  3,462,783
Northumberland County Auth. Commonwealth
Lease Rev. 0% 10/15/10 (MBIA Insured)
(Escrowed to Maturity) (d)  Aaa  1,000,000  493,750
Pennsbury School Dist. Rfdg.:
 6% 8/15/05 (FGIC Insured)  Aaa  1,605,000  1,741,425
 6.80% 8/15/14 (FGIC Insured)
 (Pre-Refunded to 8/15/04 @ 100) (d)  Aaa  1,025,000  1,153,125
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
PENNSYLVANIA - CONTINUED
Pennsylvania Convention Ctr. Auth. Rev.
Rfdg. Series A:
  6.60% 9/1/09 (MBIA Insured)  Aaa $ 9,150,000 $ 10,042,125
  6.70% 9/1/14 (MBIA Insured)  Aaa  3,965,000  4,416,019
  6.75% 9/1/19 (MBIA Insured)  Aaa  2,670,000  2,970,375
Pennsylvania Gen. Oblig.:
 Series 1:
  Rfdg. 5% 4/15/13  A1  7,665,000  7,339,238
  Rfdg. 5.30% 5/1/04  A1  2,500,000  2,578,125
  6% 9/15/01  A1  1,100,000  1,164,625
  6.125% 9/15/03  A1  2,000,000  2,142,500
 Series 2:
  (Cap. Appreciation) 0% 7/1/07
  (AMBAC Insured)  Aaa  1,770,000  1,079,700
  Rfdg. 5.10% 6/15/03 (MBIA Insured)  Aaa  1,000,000  1,022,500
  5.50% 7/1/01  A1  4,135,000  4,290,063
  5.60% 7/1/02  A1  1,000,000  1,046,250
  6.25% 7/1/10  A1  2,000,000  2,207,500
  6.25% 7/1/11  A1  1,200,000  1,324,500
 Series 3:
  6.10% 11/15/03 (AMBAC Insured)
  (Pre-Refunded to 11/15/01 @ 101.50) (d)  Aaa  10,310,000  11,096,138
  6.10% 11/15/04 (FGIC Insured) (e)  Aaa  1,000,000  1,085,000
Pennsylvania Higher Ed. Assistance Agcy.
Student Loan Rev.:
  6.173% 3/1/22 (AMBAC Insured) (c)  Aaa  4,000,000  4,045,000
  6.854% 9/3/26 (AMBAC Insured) (c)  Aaa  2,000,000  2,085,000
Pennsylvania Higher Edl. Facs. Auth.:
College & Univ. Rev. Rfdg.:
  (Carnegie-Mellon Univ.) 6% 11/1/05  AA-  1,000,000  1,087,500
  (Univ. of Pennsylvania):
   Series A:
    7% 9/1/01  Aa2  2,000,000  2,190,000
    6.50% 9/1/02  Aa2  2,750,000  2,990,625
    6.50% 9/1/04  Aa2  2,650,000  2,924,938
    5.90% 9/1/15  Aa2  1,200,000  1,230,000
   Series B:
    6.50% 9/1/02  Aa2  1,950,000  2,110,875
    6.50% 9/1/04  Aa2  2,100,000  2,317,875
    7% 9/1/05  Aa2  2,000,000  2,292,500
 Health Svc. Rev. 5.35% 1/1/08  Aa  4,000,000  4,085,000
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
PENNSYLVANIA - CONTINUED
Pennsylvania Hsg. Fin. Agcy.:
 Single-Family Mtg.:
  Series 51, 5.65% 4/1/20 (c)  Aa $ 2,875,000 $ 2,896,563
  Series 52B, 5.55% 10/1/12 (c)  Aa  1,580,000  1,603,700
  Series 53A, 5.40% 10/1/27 (c)  Aa  1,000,000  1,008,750
  Series 54A, 5.375% 10/1/28 (c)  Aa  500,000  504,375
  Series V, 7.80% 4/1/16  Aa  500,000  516,875
 6.10% 10/1/13 (c)  Aa  5,000,000  5,081,250
Pennsylvania Ind. Dev. Auth. Econ. Dev. Rev.:
 7% 7/1/06 (AMBAC Insured)  Aaa  1,000,000  1,146,250
 7% 1/1/07 (AMBAC Insured)  Aaa  1,500,000  1,728,750
 7% 7/1/07 (AMBAC Insured)  Aaa  2,650,000  3,070,688
 5.80% 1/1/08 (AMBAC Insured)  Aaa  2,000,000  2,130,000
 5.80% 7/1/09 (AMBAC Insured)  Aaa  1,295,000  1,375,938
Pennsylvania Intergovernmental Coop Auth.
 Spl. Tax Rev.:
  Rfdg. Series A, 5% 6/15/13  A  1,750,000  1,623,125
  (Philadelphia City Funding Prog.):
   6.75% 6/15/21 (Pre-Refunded to
   6/15/05 @ 100) (d)  Aaa  2,190,000  2,474,700
   6.80% 6/1/22 (Pre-Refunded to
   6/15/02 @ 100) (d)  Aaa  2,000,000  2,197,500
Pennsylvania Turnpike Commission Rev.:
 Rfdg. Series P, 5.70% 12/1/05  A1  1,460,000  1,525,700
 Series L, 6.25% 6/1/11 (AMBAC Insured)  Aaa  3,000,000  3,195,000
 Series J, 7.20% 12/1/17 (FGIC Insured)
 (Pre-Refunded to 12/1/01 @ 102) (d)  Aaa  1,000,000  1,125,000
 Series N, 5.50% 12/1/17  A1  5,000,000  4,887,500
Philadelphia Arpt. Rev. Rfdg. 6% 6/15/08
(FGIC Insured) (c) (f)  Aaa  3,000,000  3,120,000
Philadelphia Gas Works Rev. Rfdg.
Series A-14, 6.375% 7/1/26  Baa1  5,905,000  6,104,294
Philadelphia Gen. Oblig.:
 Rfdg. 5.125% 5/15/03 (FGIC Insured)  Aaa  8,000,000  8,130,000
 6.25% 5/15/10 (MBIA Insured)  Aaa  3,200,000  3,476,000
Philadelphia Hosp. & Higher Ed. Facs.
Auth. Rev. Rfdg.:
  6.05% 7/1/04  Baa2  2,500,000  2,600,000
  6.15% 7/1/05  Baa2  2,100,000  2,194,500
  6.25% 7/1/06  Baa2  2,600,000  2,726,750
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
PENNSYLVANIA - CONTINUED
Philadelphia Muni. Auth. Rev. (Cap.
Appreciation) (Muni. Svcs. Bldg. Lease):
  0% 3/15/11 (FSA Insured)  Aaa $ 1,000,000 $ 475,000
  0% 3/15/14 (FSA Insured)  Aaa  7,360,000  2,888,800
Philadelphia Redev. Auth. Hsg. Rev. Sub-
Series 3, 8.125% 8/1/26 (GNMA Coll.)  Aaa  45,000  47,445
Philadelphia Wtr. & Swr. Rev. (Cap. Appreciation)
14th Series, 0% 10/1/08 (MBIA Insured)  Aaa  5,300,000  2,961,375
Philadelphia Wtr. & Wastewtr. Rev.:
 6.75% 8/1/04 (MBIA Insured)  Aaa  2,085,000  2,335,200
 6.75% 8/1/05 (MBIA Insured)  Aaa  3,110,000  3,502,638
 5.65% 6/15/12 (FGIC Insured)  Aaa  7,000,000  6,982,500
Pittsburgh Gen. Oblig. Series A:
 5.875% 9/1/00 (MBIA Insured)  Aaa  1,315,000  1,374,175
 5.50% 9/1/14 (AMBAC Insured)  Aaa  5,310,000  5,422,838
Pittsburgh School Dist. (Cap. Appreciation)
Series C:
  0% 8/1/07 (AMBAC Insured)  Aaa  2,610,000  1,572,525
  0% 8/1/08 (AMBAC Insured)  Aaa  2,000,000  1,140,000
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys.
Rev. Rdfg. Series A:
  0% 9/1/04 (FGIC Insured)
  (Escrowed to Maturity) (d)  Aaa  5,000,000  3,518,750
  6.50% 9/1/13 (FGIC Insured)  Aaa  10,000,000  11,262,500
  4.75% 9/1/16 (FGIC Insured)  Aaa  3,000,000  2,700,000
Scranton Parking Auth. Parking Rev. 8.125%
9/15/14, LOC Northeastern Bank
(Pre-Refunded to 9/15/98 @ 100) (d)  A  500,000  523,125
Southeastern Pennsylvania Transp. Auth. Spl. Rev.:
 Series A:
  6.50% 3/1/03 (FGIC Insured)  Aaa  2,520,000  2,753,100
  6.50% 3/1/04 (FGIC Insured)  Aaa  1,485,000  1,633,500
 5.35% 3/1/09 (FGIC Insured)  Aaa  4,000,000  4,070,000
Wilson Area School Dist. (Cap. Appreciation):
 0% 5/15/09 (AMBAC Insured)  Aaa  3,275,000  1,752,125
 0% 5/15/10 (AMBAC Insured)  Aaa  3,280,000  1,656,400
 0% 5/15/11 (AMBAC Insured)  Aaa  3,500,000  1,662,500
Wyoming Ind. Dev. Auth. Poll. Cont. Rev. Rfdg.
(Proctor & Gamble Paper Proj.) 5.55%
5/1/10 (c)  Aa2  5,000,000  5,162,500
MUNICIPAL BONDS - CONTINUED
 MOODY'S PRINCIPAL VALUE
 RATINGS (C) AMOUNT (NOTE 1)
PENNSYLVANIA - CONTINUED
York City Swr. Auth. Swr. Rev. (Cap.
Appreciation) 0% 12/1/12 (MBIA Insured)  Aaa $ 3,235,000 $ 1,374,875
  253,757,551
PUERTO RICO - 0.4%
Puerto Rico Commonwealth Urban Renewal &
Hsg. Corp. Rfdg. 7.875% 10/1/04  Baa  1,000,000  1,081,250
TOTAL MUNICIPAL BONDS
(Cost $246,576,741)   254,838,801
MUNICIPAL NOTES (B) - 0.8%
PENNSYLVANIA - 0.8%
Allegheny County Hosp. Dev. Auth. Health Center
Rev. Series 1990-B, 4.20%, VRDN
(MBIA Insured)  VMIG 1  1,100,000  1,100,000
Pennsylvania Higher Edl. Facs. Rev.
(Carnegie-Mellon Univ.) 4.15% VRDN (BPA
Morgan Guaranty Trust Co., New York)  A-1+  1,000,000  1,000,000
TOTAL MUNICIPAL NOTES
(Cost $2,100,000)   2,100,000
TOTAL INVESTMENTS - 100%
(Cost $248,676,741)   256,938,801
FUTURES CONTRACTS
    EXPIRATION UNDERLYING FACE UNREALIZED
   DATE AMOUNT AT VALUE GAIN/(LOSS)
SOLD
81 Municipal Bond Contracts   Sept. 1997 $ 9,436,500 $ 133,422
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 3.7%
SECURITY TYPE ABBREVIATIONS
VRDN - Variable Rate Demand Notes
LEGEND
22. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
23. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
24. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
25. Security collateralized by an amount sufficient to pay interest and principal.
26. A portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $265,825.
27. Restricted security - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on the holding is as follows:
 ACQUISITION
SECURITY DATE COST
Philadelphia
Arpt. Rev. Rfdg.
6% 6/15/08
(FDIC Insured) 6/27/97 $ 3,120,000
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 88.3% AAA, AA, A 88.5%
Baa 9.2% BBB  8.7%
Ba 0.0% BB  0.0%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The percentage not rated by both S&P and Moody's amounted to 1.0%.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation  35.0%
Water and Sewer  13.3
Health Care  10.1
Education  9.7
Escrowed/Pre-Refunded  9.2
Housing  5.2
Transportation  5.0
Others (individually less than 5%)   12.5
TOTAL  100.0%
INCOME TAX INFORMATION
At June 30, 1997, the aggregate cost of investment securities for income tax purposes was $248,676,741. Net unrealized appreciation aggregated $8,262,060, of which $8,369,623 related to appreciated investment securities and $107,563 related to depreciated investment securities.
At December 31, 1996, the fund was required to defer approximately $1,726,000 of losses on futures contracts.
SPARTAN PENNSYLVANIA MUNICIPAL INCOME FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS JUNE 30, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (cost $248,676,741) -                  $ 256,938,801
See accompanying schedule

Cash                                                                       11,351

Receivable for investments sold                                            4,563,215

Interest receivable                                                        3,481,315

Redemption fees receivable                                                 14

Receivable for daily variation on futures contracts                        25,313

 TOTAL ASSETS                                                              265,020,009

LIABILITIES

Payable for investments purchased                           $ 3,132,690

Payable for fund shares redeemed                             81,288

Distributions payable                                        249,344

Accrued management fee                                       118,288

Other payables and accrued expenses                          3,229

 TOTAL LIABILITIES                                                         3,584,839

NET ASSETS                                                                $ 261,435,170

Net Assets consist of:

Paid in capital                                                           $ 254,438,275

Accumulated undistributed net realized gain (loss) on                      (1,398,587)
investments

Net unrealized appreciation (depreciation) on                              8,395,482
investments

NET ASSETS, for 24,872,319 shares outstanding                             $ 261,435,170

NET ASSET VALUE, offering price and redemption price                       $10.51
per share ($261,435,170 (divided by) 24,872,319 shares)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INTEREST INCOME                                                                $ 7,070,869

EXPENSES

Management fee                                                    $ 718,355

Non-interested trustees' compensation                              1,136

 Total expenses before reductions                                  719,491

 Expense reductions                                                (258)        719,233

NET INTEREST INCOME                                                             6,351,636

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                             940,842

 Futures contracts                                                 (597,540)    343,302

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                             103,049

 Futures contracts                                                 117,978      221,027

NET GAIN (LOSS)                                                                 564,329

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                                $ 6,915,965
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                         SIX MONTHS      YEAR ENDED
                                                         ENDED           DECEMBER 31,
                                                         JUNE 30, 1997   1996
                                                         (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                               $ 6,351,636     $ 13,767,988
Net interest income

 Net realized gain (loss)                                 343,302         2,378,566

 Change in net unrealized appreciation (depreciation)     221,027         (5,809,290)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          6,915,965       10,337,264
FROM OPERATIONS

Distributions to shareholders                             (6,351,636)     (13,767,988)
From net interest income

 From net realized gain                                   -               (1,824,023)

 TOTAL DISTRIBUTIONS                                      (6,351,636)     (15,592,011)

Share transactions                                        11,025,820      21,774,414
Net proceeds from sales of shares

 Reinvestment of distributions                            4,759,517       11,734,811

 Cost of shares redeemed                                  (25,896,266)    (45,710,814)

 Redemption fees                                          4,740           8,045

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          (10,106,189)    (12,193,544)
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 (9,541,860)     (17,448,291)

NET ASSETS

 Beginning of period                                      270,977,030     288,425,321

 End of period                                           $ 261,435,170   $ 270,977,030

OTHER INFORMATION
Shares

 Sold                                                     1,054,658       2,081,780

 Issued in reinvestment of distributions                  456,121         1,121,799

 Redeemed                                                 (2,481,901)     (4,380,499)

 Net increase (decrease)                                 (971,122)       (1,176,920)


FINANCIAL HIGHLIGHTS
      SIX MONTHS      YEARS ENDED DECEMBER 31,
      ENDED
      JUNE 30, 1997

      (UNAUDITED)     1996                       1995   1994   1993 D   1992


SELECTED PER-SHARE DATA

Net asset value,               $ 10.490    $ 10.670    $ 9.620     $ 11.130    $ 10.590    $ 10.370
beginning of period

Income from                     .251        .520        .590        .652        .679        .693
Investment
Operations
Net interest income

 Net realized and               .020        (.109)      1.049       (1.201)     .679        .219
 unrealized gain
 (loss)

 Total from                     .271        .411        1.639       (.549)      1.358       .912
investment
 operations



Less Distributions              (.251)      (.520)      (.590)      (.652)      (.679)      (.693)
From net interest
 income

 From net                       -           (.071)      -           (.310)      (.140)      -
 realized gain

 Total distributions            (.251)      (.591)      (.590)      (.962)      (.819)      (.693)

Redemption fees                 .000        .000        .001        .001        .001        .001
added to paid in
capital

Net asset value, end           $ 10.510    $ 10.490    $ 10.670    $ 9.620     $ 11.130    $ 10.590
of period

TOTAL RETURN B                  2.63%       4.02%       17.44%      (5.04)      13.18%      9.11
                                                                   %                       %

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of             $ 261,435   $ 270,977   $ 288,425   $ 241,729   $ 306,246   $ 242,375
period (000 omitted)

Ratio of expenses to            .55%        .55%        .55%        .55%        .55%        .55
average net assets             A                                                           %

Ratio of expenses to            .55%        .53%        .55%        .55%        .55%        .55
average net assets             A           C                                               %
after expense
reductions

Ratio of net interest           4.86%       4.98%       5.73%       6.33%       6.13%       6.65
income to average              A                                                           %
net assets

Portfolio turnover rate         20%         53%         49%         26%         38%         8
                               A                                                           %


F ANNUALIZED
G TOTAL RETURNS DO NOT INCLUDE THE FORMER ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
H FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
I EFFECTIVE JANUARY 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INTEREST INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.

SPARTAN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND



PERFORMANCE: THE BOTTOM LINE


To measure a money market fund's performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income, and capital gains (the profits earned upon the sale of securities that have grown in value), and the effect of the fund's $5 account closeout fee.
Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the past five and 10 years total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JUNE 30, 1997                PAST 6   PAST 1   PAST 5   PAST 10
                                           MONTHS   YEAR     YEARS    YEARS

Spartan Pennsylvania Municipal             1.63%    3.26%    15.38%   48.38%
 Money Market

All Tax-Free Money Market Funds Average    1.53%    3.04%    14.13%   44.04%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the all tax-free money market funds average, which reflects the performance of all tax-free money market funds tracked by IBC Financial Data, Inc. The past six months average represents a peer group of 430 mutual funds. (The periods covered by IBC Financial Data, Inc. numbers are the closest available match to those covered by the fund.)
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JUNE 30, 1997                    PAST 1   PAST 5   PAST 10
                                               YEAR     YEARS    YEARS

Spartan Pennsylvania Municipal                 3.26%    2.90%    4.03%
 Money Market

All Tax-Free Money Market Funds Averag         3.04%    2.68%    3.71%
e

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
YIELDS
      6/30/97   3/31/97   12/30/96   9/30/96   7/1/96

Spartan Pennsylvania       3.68%   3.10%   3.54%   3.39%   3.08%
Municipal Money Market



All Tax-Free               3.48%   2.93%   3.32%   3.18%   2.89%
Money Market Funds
Average



Spartan Pennsylvania       5.92%   4.98%   5.69%   5.45%   4.95%
Municipal Money Market -
Tax-equivalent


Row: 1, Col: 1, Value: 4.18
Row: 1, Col: 2, Value: 3.95
Row: 2, Col: 1, Value: 3.08
Row: 2, Col: 2, Value: 2.87
Row: 3, Col: 1, Value: 3.08
Row: 3, Col: 2, Value: 2.89
Row: 4, Col: 1, Value: 3.39
Row: 4, Col: 2, Value: 3.18
Row: 5, Col: 1, Value: 3.54
Row: 5, Col: 2, Value: 3.32
Spartan Pennsylvania
Municipal Money
Market
All Tax-Free Money
Market Funds
Average
5% -
4% -
3% -
2% -
1% -
0%
YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the all tax-free money market funds average as tracked by IBC Financial Data, Inc. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective 1997 federal and state income tax rate of 37.79%. A portion of the fund's income may be subject to the federal alternative minimum tax.
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE
Yields on tax-free investments
are usually lower than yields
on taxable investments.
However, a straight
comparison between the two
may be misleading because it
ignores the way taxes reduce
taxable returns. Tax-equivalent
yield - the yield you'd have to
earn on a similar taxable
investment to match the
tax-free yield - makes the
comparison more
meaningful. Keep in mind that
the U.S. Government neither
insures nor guarantees a
money market fund. In fact,
there is no assurance that a
money fund will maintain a $1
share price.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


NOTE TO SHAREHOLDERS:
Diane McLaughlin became Portfolio Manager of Spartan Pennsylvania Municipal Money Market Fund on July 1, 1997, after the period ended.
Q. DIANE, WHAT WAS THE INVESTING ENVIRONMENT LIKE OVER THE PAST SIX MONTHS?
A. While the Federal Reserve Board in mid-1996 had stated its bias toward raising short-term interest rates to dampen economic growth and head off inflation, it had not acted by January 1997, and the market became complacent with steady Fed policy. That sentiment changed in late February, however, after Fed Chairman Alan Greenspan's Humphrey-Hawkins testimony before Congress. Greenspan outlined his concerns that low unemployment might exert upward pressure on the economy's core inflation. More importantly, he mentioned the possibility that the Fed might raise the rate banks charge each other for overnight loans - known as the fed funds target rate - from the 5.25% level it had maintained since January 1996. The rationale behind such a move would be to raise rates to curb inflation before it passed through to the consumer. Shortly after Greenspan's remarks, data for February showed an additional 293,000 non-farm jobs had been added to the economy, lowering unemployment to 5.3%. Interest rates rose as the Fed's March 25 Open Market Committee meeting approached and fears heightened that there would be a shift in Fed policy. At that meeting, the Fed raised the fed funds target rate by 0.25% to 5.50% as expected.
Q. HOW HAS THE ECONOMY PERFORMED SINCE THE FED'S MARCH MEETING?
A. First quarter 1997 data indicated continued economic strength, with gross domestic product growing at a stronger-than-expected annual rate of nearly 6%. In addition, in April unemployment fell to 4.9%, the lowest level since 1973. Since then, economic data has shown signs of a slowdown during the second quarter. Perhaps more importantly, inflation continues to remain in check. In fact, in the first half of the year there were six consecutive monthly drops in the producer price index, and the first half of the year's consumer price index was the lowest in 10 years.
Q. WHAT WAS THE FUND'S STRATEGY DURING THE PERIOD?
A. Early in the period, the fund's maturity was at 55 days. As strong first-quarter economic data was released, however, the fund's maturity rolled down in anticipation of higher rates. The maturity reached a low of 20 days in mid-June, and ended the period at 31 days. The fund's maturity increased toward the end of the period because of the purchase of one-year paper during the municipal market's annual note borrowing season. The rates offered by these securities typically increase as most borrowers issue notes at the same time, causing a temporary imbalance between supply and demand. Prior to the purchase of these longer securities, the fund didn't give up yield by having a shorter maturity in spite of the lack of an increase in rates by the Fed. In fact, the fund actually picked up yield by having a larger percentage invested in variable rate demand notes (VRDNs) - variable-rate securities that can be redeemed on short notice, typically one or seven days. Year-to-date, these VRDNs have been priced at historically attractive ratios relative to the targeted fed funds rate.
Q. HOW DID THE FUND PERFORM?
A. The fund's seven-day yield on June 30, 1997, was 3.68%, compared to 3.56% six months ago. The latest yield was the equivalent of a taxable yield of 5.92% for Pennsylvania investors in the 37.79% combined federal and state tax bracket. The fund's total return during the six-month period was 1.63%. That beat the total return of 1.53% for the all tax-free money market funds average, according to IBC Financial Data, Inc.
Q. WHAT'S YOUR OUTLOOK?
A. The Fed may not need to raise short-term rates further if the pace of economic growth persists without any significant signs of inflation. I will probably purchase more one-year notes as the municipal borrowing season continues, but will keep the fund's maturity relatively neutral. This position will allow me to extend the fund's average maturity with higher-yielding notes if a pick-up in economic growth in the third and fourth quarters leads to price increases and further action by the Fed.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: to seek high current
income exempt from federal
and Pennsylvania state
income tax by investing in
high-quality, short-term
municipal money market
securities, while maintaining
a $1.00 share price
FUND NUMBER: 401
TRADING SYMBOL: FPTXX
START DATE: August 6, 1986
SIZE: as of June 30, 1997,
more than $225 million
MANAGER: Diane
McLaughlin, since July 1997;
manager, various Fidelity
and Spartan municipal
money market funds; joined
Fidelity in 1992
(checkmark)

SPARTAN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND


INVESTMENT CHANGES


MATURITY DIVERSIFICATION
DAYS        % OF FUND    % OF FUND    % OF FUND
            ASSETS       ASSETS       ASSETS
            6/30/97      12/31/96     6/30/96

  0 - 30    85           67           83

 31 - 90    7            12           3

 91 - 180   1            3            7

181 - 397   7            18           7

WEIGHTED AVERAGE MATURITY
                             6/30/97    12/31/96   6/30/96

Spartan Pennsylvania          31 days   55 days    44 days
Municipal
Money Market Fund

All Tax-Free Money Market     44 days   51 days    50 days
Funds Average *

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF JUNE 30, 1997 AS OF DECEMBER 31, 1996

Row: 1, Col: 1, Value: 5.0
Row: 1, Col: 2, Value: 4.0
Row: 1, Col: 3, Value: 13.0
Row: 1, Col: 4, Value: 40.0
Row: 1, Col: 5, Value: 38.0
Row: 1, Col: 1, Value: 2.0
Row: 1, Col: 2, Value: 18.0
Row: 1, Col: 3, Value: 15.0
Row: 1, Col: 4, Value: 65.0
Variable rate
demand notes
(VRDNs) 78%
Commercial paper
(including
CP mode) 13%
Municipal
notes 4%
Other 5%

Variable rate
demand notes
 (VRDNs) 66%
Commercial paper
(Including
CP mode) 15%
Municipal
notes 18%
Other 1%

* SOURCE: IBC'S MONEY FUND SOURCE(registered trademark)
SPARTAN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

INVESTMENTS JUNE 30, 1997 (UNAUDITED)
Showing Percentage of Total Value of Investment in Securities


MUNICIPAL SECURITIES (A) - 100%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
PENNSYLVANIA - 100%
Allegheny County Hosp. Dev. Auth. Rev.
(St. Margaret Mem. Hosp.) Series 1992 A,
4.40%, LOC Mellon Bank, NA, VRDN  $ 8,865,000 $ 8,865,000
Allegheny County Ind. Dev. Auth. Ind. Dev. Rev.
(Union Elec. Steel Co. Proj.) :
  Series 1996 A, 4.40%, LOC PNC Bank, NA,
  VRDN (b)    3,120,000  3,120,000
  Series 1996 B, 4.40%, LOC PNC Bank, NA,
  VRDN (b)    500,000  500,000
Allegheny County Ind. Dev. Auth.:
 (R.I. Lampus Co. Proj.) Series 1997 A, 4.40%,
 LOC Nat'l. City Bank of Pennsylvania, VRDN (b)   2,560,000  2,560,000
 (Doren, Inc. Proj.) Series 1997 C, 4.40%, LOC Nat'l.
 City Bank of Pennsylvania, VRDN (b)   2,325,000  2,325,000
Beaver County Ind. Dev. Auth. Poll. Cont. Rev. (Duquesne
Lt. Co. Beaver Valley Proj.) Series 1990 B, 4.05%,
LOC Barclays PLC, VRDN (b)    600,000  600,000
Berks County Ind. Dev. Auth. Mfg. Facs. Rev.:
 (The Bachman Co. Proj.) Series 1994, 4.45%,
 LOC Corestates Bank, VRDN (b)    2,310,000  2,310,000
 (Grafika Commercial Printing, Inc.) Series 1995,
 4.45%, LOC Corestates Bank, VRDN (b)   1,655,000  1,655,000
Berks County Ind. Dev. Auth. Facs. Rev.
(RAM Industries, Inc.) Series 1996, 4.45%,
LOC Corestates Bank, VRDN (b)    3,200,000  3,200,000
Berks County Ind. Dev. Auth. Rev.:
 Bonds (Citizens Utilities Co. Proj.) Series 1996
 3.85% 8/12/97 CP mode (b)    4,200,000  4,200,000
 (Construction Fastener Proj.) Series 1996 B,
 4.45%, LOC Corestates Bank, VRDN (b)   1,030,000  1,030,000
Bucks County Ind. Dev. Auth. (Associates Proj.)
Series 1993, 4.45%, LOC Corestates Bank, VRDN (b)  1,290,000  1,290,000
Butler County Ind. Dev. Auth. (Armco, Inc. Proj.) Series 1996 A,
4.40%, LOC Chase Manhattan, VRDN (b)   1,400,000  1,400,000
Carbon County Ind. Dev. Auth. Resource Recovery Rev.
Bonds (Panther Creek Partners Proj.):
  Series 1990 A, 3.90% 7/11/97, LOC Nat'l.
  Westminster Bank, PLC, CP mode (b)   2,800,000  2,800,000
  Series 1990 B, 3.85% 7/22/97, LOC Nat'l.
  Westminster Bank, PLC, CP mode (b)   2,200,000  2,200,000
  Series 1991 A, 3.85% 8/14/97, LOC Nat'l.
  Westminster Bank, PLC, CP mode (b)   2,500,000  2,500,000
  Series 1991 A, 3.85% 8/20/97, LOC Nat'l.
  Westminster Bank, PLC, CP mode (b)   1,500,000  1,500,000
Chester County Ind. Dev. Auth. Rfdg. Rev. (General Motors
Corp. Proj.) Series 1996, 4.20%, VRDN   2,800,000  2,800,000
Chester County Health & Ed. Facs. Auth. Rev Bonds
Series 1996 A, 3.90% 7/1/97 (MBIC Insured)   1,165,000  1,165,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
PENNSYLVANIA - CONTINUED
Cumberland County Ind. Dev. Auth. (Lane Enterprises,
Inc. Proj.) 4.45%, LOC Corestates Bank, VRDN (b)  $ 2,600,000 $ 2,600,000
Delaware County Auth. Hosp. Rev. (Crozer-Chester Med. Ctr.)
Series 1996, 4.23%, LOC Kriedietbank NV, VRDN   4,900,000  4,900,000
Delaware County Ind. Dev. Auth. Poll. Cont. Rev.
(Philadelphia Elec.) Series 1988 B:
  3.65% 7/8/97 (FGIC Insured) (Liquidity Facility
  FGIC Security Purchase, Inc.) CP mode   4,000,000  4,000,000
  3.70% 7/23/97 (FGIC Insured) (Liquidity Facility
  FGIC Security Purchase, Inc.) CP mode   1,000,000  1,000,000
Delaware Valley Reg'l. Fin. Auth. Local Gov't.:
 Series 1985 A, 4.15%, LOC Credit Suisse First
 Boston, VRDN    1,400,000  1,400,000
 Series 1986, 4.15%, LOC Credit Suisse First
 Boston, VRDN    2,400,000  2,400,000
Doylestown Hosp. Auth. Rev. (Doylestown Hosp.)
Participating VRDN, Series BT-63, 4.31%
(Liquidity Facility ADP) (c)    10,098,000  10,098,000
Emmaus Gen. Auth. Rev. Local Gov't. Rev. Pool Prog.:
 (Franklin Reg.) Series 1989 D-10, 4.20%, LOC Canadian
 Imperial Bank of Commerce, VRDN   2,500,000  2,500,000
 (Saucon Valley) Series D-12, 4.20%, LOC Canadian
 Imperial Bank of Commerce, VRDN   1,900,000  1,900,000
 Series 1989 E-7, 4.30%, LOC Midland Bank PLC, VRDN  3,100,000  3,100,000
 Series 1989 G-7, 4.30% (Liquidity Facility Midland
 Bank PLC) VRDN    3,000,000  3,000,000
Erie County Ind. Dev. Auth. Rev. (Carlisle Corp. Proj.)
Series 1993, 4.30%, LOC SunTrust Bank, VRDN (b)   1,000,000  1,000,000
Lancaster Higher Ed. Facs. Auth. College Rev.
(Franklin & Marshall College Proj.):
  4.10% (BPA Chase Manhattan Bank) VRDN   5,000,000  5,000,000
  4.125%, VRDN    850,000  850,000
Lehigh County Ind. Dev. Auth. Poll. Cont. Rev.
(Allegheny Elec. Coop., Inc. Proj.):
 Series 1984 A, 3.80%, LOC Rabobank Nederland,
  VRDN    500,000  500,000
  Series 1984 B, 3.80%, LOC Rabobank
  Nederland, VRDN    1,000,000  1,000,000
Lycoming County Ind. Dev. Auth. (Coastal
Aluminum Rolling Mills) Series 1995, 4.45%,
LOC Corestates Bank, VRDN (b)    1,910,000  1,910,000
Montgomery County Ind. Dev. Auth. Rev.:
 (H.P. Cadwallader, Inc. Proj.)  Series 1995, 4.45%,
 LOC Corestates Bank, VRDN (b)    1,030,000  1,030,000
 (RJI Limited Partnership Proj.)  Series 1992, 4.45%,
 LOC Corestates Bank, VRDN (b)    1,705,000  1,705,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
PENNSYLVANIA - CONTINUED
Montgomery County Ind. Dev. Auth. Rev.: - continued
 (Sirius Dev. Assoc. Proj.) 4.40%, LOC PNC Bank,
 VRDN (b)   $ 1,500,000 $ 1,500,000
Moon Ind. Dev. Auth. Rev. (One Thorn Run Center Proj.)
Series 1995 A, 4.25%, LOC Nat'l. City Bank of
Pennsylvania, VRDN (b)    3,420,000  3,420,000
North Pennsylvania Wtr. Auth. Rev. Participating VRDN, Series
SGA-30, 4.35% (Liquidity Facility Societe Generale) (c)  10,000,000
10,000,000
Northampton County Ind. Dev. Auth. Rev.:
 (Bedford Park Proj.):
  Series 1996 A, 4.35%, LOC Harris Trust, VRDN (b)  2,105,000  2,105,000
  Series 1996 B, 4.35%, LOC Harris Trust, VRDN (b)  950,000  950,000
 Bonds (Citizens Utilities Co. Proj.) Series 1991, 3.75%
 7/24/97 CP mode (b)    1,100,000  1,100,000
 (Victoria Vogue Proj.) 4.45%, LOC Corestates
 Bank, VRDN (b)    2,615,000  2,615,000
Northeastern Hosp. & Ed. Auth. (Allhealth Pooled Fing.)
Series 1996, 4.25%, LOC Chase Manhattan Bank,
VRDN     5,000,000  5,000,000
Northumberland County Ind. Dev. Auth. (Foster
Wheeler Mt. Carmel, Inc. Proj.):
  Series 1987 A, 4.25%, LOC Union Bank of
  Switzerland, VRDN (b)    17,380,000  17,380,000
  Series 1987 B, 4.25%, LOC Union Bank of
  Switzerland, VRDN (b)    2,340,000  2,340,000
Pennsylvania Econ. Dev. Fin. Auth. Econ. Rev.:
 (Esschem, Inc.) Series 1991 D-10, 4.40%,
 LOC PNC Bank, NA, VRDN (b)    700,000  700,000
 (Henry Molded Prod., Inc.) Series 1992 A-4, 4.40%,
 LOC PNC Bank, NA, VRDN (b)    700,000  700,000
 (Landmark LP) Series 1995 I-3, LOC PNC Bank, NA,
 VRDN (b)    2,100,000  2,100,000
 (McDowell Manufacturing Co. Proj.) Series 1996 F-4,
 4.40%, LOC PNC Bank, VRDN (b)   1,000,000  1,000,000
 (Pappafava Proj. ) Series 1989 D-7, 4.40%,
 LOC PNC Bank, NA, VRDN (b)    200,000  200,000
 (Payne Printery Proj.) Series 1989 B-8, 4.40%, LOC
 PNC Bank, NA, VRDN (b)    275,000  275,000
 (Port Erie Plastics Proj.) Series 1989 D-9, 4.40%,
 LOC PNC Bank, NA, VRDN (b)    500,000  500,000
 (Respironics, Inc. Proj.) Series 1989 F, 4.40%, LOC PNC Bank,
 NA, VRDN (b)    800,000  800,000
 (The Babcock & Wilcox Co. Proj.) Series 1989 A-2,
 4.40%, LOC PNC Bank, NA, VRDN (b)   4,825,000  4,825,000
 Series 1996 A-1, 4.40%, LOC PNC Bank, NA,
 VRDN (b)    625,000  625,000
 Series 1996 A-2, 4.40%, LOC PNC Bank, NA,
 VRDN (b)    2,100,000  2,100,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
PENNSYLVANIA - CONTINUED
Pennsylvania Econ. Dev. Fin. Auth. Econ. Rev.: - continued
 Series 1996 A-3, 4.40%, LOC PNC Bank, NA,
 VRDN (b)   $ 1,000,000 $ 1,000,000
 Series 1996 A-7, 4.40%, LOC PNC Bank, NA,
 VRDN (b)    750,000  750,000
 Series 1996 A-8, 4.40%, LOC PNC Bank, NA,
 VRDN (b)    900,000  900,000
 (Suntory Wtr. Group, Inc. Proj.) Series1992 D,
 4.30%, LOC Wachovia Bank & Trust, VRDN (b)   4,900,000  4,900,000
Pennsylvania Energy Dev. Auth. Rev. (B & W Edensburg
Proj.) Series 1986, 4.25%, LOC Swiss Bank Corp.,
VRDN (b)    600,000  600,000
Pennsylvania State Bonds Series A, 6.80% 5/15/98   1,000,000  1,024,747
Pennsylvania Higher Ed. Assistance Agcy. Student Loan Rev.:
 Series 88-B, 4.25%, LOC Student Loan Marketing
 Assoc., VRDN (b)    4,000,000  4,000,000
 Series 1997 A, 4.25%, LOC Student Loan Marketing
 Assoc., VRDN (b)    5,000,000  5,000,000
Pennsylvania Higher Ed. Facs. Auth.:
 (Carnegie Mellon Univ.) Series 1995 A, 4.15%
 (BPA Morgan Guaranty Trust Co.) VRDN   2,700,000  2,700,000
 (Temple University) Series 1984, 4.05%,
 LOC Landesbank Hessen-Thuringen, VRDN   300,000  300,000
Pennsylvania Tpk. Commission Oil Franchise Tax Rev.
Bonds, Series 1994 A, 4.60% 12/1/97 (AMBAC Insured)  2,235,000  2,243,667
Philadelphia Arpt. Rev. Bonds 5% 6/15/98
(FGIC Insured) (d)    7,865,000  7,943,021
Philadelphia Redev. Auth. RAN (Southwark Plaza Proj.)
Series 1996, 3.85% 12/30/97, LOC FGIC/Capital
Market Svc. (b)    8,000,000  8,000,000
Pittsburgh Wtr. & Swr. Sys. Rev. Participating VRDN,
Series BT-181, 4.275% (Liquidity Facility Bankers
Trust Co.) (c)    4,935,000  4,935,000
Schuylkill County Ind. Dev. Auth. Rev.:
 (Craftex Mills, Inc. Proj.) Series 1996, 4.45%,
 LOC Corestates Bank, NA, VRDN (b)   2,000,000  2,000,000
 (Interlock Realty Co.) 4.40%, LOC Star Bank, VRDN (b) 50,000 50,000 (Metal Sales Manufacturing Corp.) Series 1995,
 4.30%, LOC Star Bank, VRDN (b)   1,200,000  1,200,000
 (Prime Packaging, Inc. Proj.) Series 1995, 4.45%
 LOC Corestates Bank, VRDN (b)    1,935,000  1,935,000
Venango Ind. Dev. Auth. Resource Recovery Rev.
Bonds (Scrubgrass Generating Co. Proj.):
  Series 1990 A:
   3.85% 8/20/97,  LOC Nat'l. Westminster
   Bank, PLC, CP mode (b)    3,000,000  3,000,000
   3.90% 8/14/97, LOC Nat'l. Westminster
   Bank, PLC, CP mode (b)    1,400,000  1,400,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
PENNSYLVANIA - CONTINUED
Venango Ind. Dev. Auth. Resource Recovery Rev.
Bonds (Scrubgrass Generating Co. Proj.): - continued
  Series 1990 A: - continued
   3.95% 7/15/97, LOC Nat'l. Westminster
   Bank, PLC, CP mode (b)   $ 3,000,000 $ 3,000,000
   3.80% 8/13/97, LOC Nat'l. Westminster
   Bank, PLC, CP mode (b)    2,500,000  2,500,000
  Series 1990 B, 3.80% 7/11/97, LOC Nat'l.
  Westminster Bank, PLC, CP mode (b)   2,000,000  2,000,000
Westmoreland County Ind. Dev. Auth. (Nat'l.
Waste & Energy Corp.) 4.40%, LOC Fleet Bank,
NA, VRDN (b)    9,200,000  9,200,000
York City Gen. Auth. Pooled Fing. Rev. Series 1996,
4.15%, LOC First Union Nat'l. Bank of North
Carolina, VRDN    6,500,000  6,500,000
TOTAL INVESTMENTS - 100%  $ 233,229,435
Total Cost for Income Tax Purposes  $ 233,229,435
SECURITY TYPE ABBREVIATIONS
CP - Commercial Paper
RAN - Revenue Anticipation Notes
VRDN - Variable Rate Demand Notes
LEGEND
1. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
2. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
3. Provides evidence of ownership in one or more underlying municipal bonds.
4. Security purchased on a delayed delivery or when-issued basis (see Note #2 of Notes to Financial Statements).
INCOME TAX INFORMATION
At December 31, 1996, the fund had a capital loss carryforward of approximately $65,000 of which $5,000, $5,000, $19,000, $10,000 and $26,000 will expire on December 31, 1997, 1998, 2002, 2003 and 2004, respectively. SPARTAN PENNSYLVANIA MUNICIPAL MONEY MARKET FUND
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS JUNE 30, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value -                                      $ 233,229,435
See accompanying schedule

Cash                                                                       553,592

Interest receivable                                                        1,140,704

 TOTAL ASSETS                                                              234,923,731

LIABILITIES

Payable for investments purchased                           $ 1,400,000
Regular delivery

 Delayed delivery                                            7,952,852

Distributions payable                                        25,169

Accrued management fee                                       91,621

Other payables and accrued expenses                          4,354

 TOTAL LIABILITIES                                                         9,473,996

NET ASSETS                                                                $ 225,449,735

Net Assets consist of:

Paid in capital                                                           $ 225,513,285

Accumulated net realized gain (loss) on investments                        (63,550)

NET ASSETS, for 225,511,334 shares outstanding                            $ 225,449,735

NET ASSET VALUE, offering price and redemption price                       $1.00
per share ($225,449,735 (divided by) 225,511,334 shares)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INTEREST INCOME                                                               $ 4,306,204

EXPENSES

Management fee                                                    $ 570,452

Non-interested trustees' compensation                              1,103

 Total expenses before reductions                                  571,555

 Expense reductions                                                (2,698)     568,857

NET INTEREST INCOME                                                            3,737,347

NET REALIZED GAIN (LOSS) ON INVESTMENTS                                        1,161

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                          $ 3,738,508


STATEMENT OF CHANGES IN NET ASSETS

                                                           SIX MONTHS      YEAR ENDED
                                                           ENDED           DECEMBER 31,
                                                           JUNE 30, 1997   1996
                                                           (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                                 $ 3,737,347     $ 7,511,918
Net interest income

 Net realized gain (loss)                                   1,161           (26,471)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            3,738,508       7,485,447
FROM OPERATIONS

Distributions to shareholders from net interest income      (3,737,347)     (7,511,918)

Share transactions at net asset value of $1.00 per share    73,772,897      168,791,356
Proceeds from sales of shares

 Reinvestment of distributions from net interest income     3,603,862       7,197,082

 Cost of shares redeemed                                    (94,314,567)    (175,218,462)

 NET INCREASE (DECREASE) IN NET ASSETS AND SHARES           (16,937,808)    769,976
RESULTING FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                   (16,936,647)    743,505

NET ASSETS

 Beginning of period                                        242,386,382     241,642,877

 End of period                                             $ 225,449,735   $ 242,386,382


FINANCIAL HIGHLIGHTS
      SIX MONTHS      YEARS ENDED DECEMBER 31,
      ENDED
      JUNE 30, 1997

      (UNAUDITED)     1996                       1995   1994   1993   1992


SELECTED PER-SHARE DATA

Net asset value,               $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000
beginning of period

Income from                     .016        .032        .035        .026        .022        .029
Investment
Operations
Net interest income



Less Distributions

 From net interest              (.016)      (.032)      (.035)      (.026)      (.022)      (.029)
 income

Net asset value, end           $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000
of period

TOTAL RETURN B                  1.63%       3.21%       3.56%       2.61%       2.21%       2.90%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end                $ 225,450   $ 242,386   $ 241,643   $ 257,608   $ 240,983   $ 243,335
of period
(000 omitted)

Ratio of expenses to            .50% A      .50%        .50%        .50%        .50%        .47%
average net assets                                                                         C

Ratio of expenses to            .50% A      .48%        .50%        .50%        .50%        .47%
average net assets                         D
after expense
reductions

Ratio of net interest           3.27% A     3.17%       3.50%       2.58%       2.19%       2.88%
income to average
net assets


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE FORMER ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
NOTES TO FINANCIAL STATEMENTS
For the period ended June 30, 1997 (Unaudited)




47. SIGNIFICANT ACCOUNTING POLICIES.
Spartan Pennsylvania Municipal Income Fund (the income fund) is a fund of Fidelity Municipal Trust. Spartan Pennsylvania Municipal Money Market Fund (the money market fund) is a fund of Fidelity Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Municipal Trust and Fidelity Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware business trust, respectively. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the money market fund and the income fund:
SECURITY VALUATION.
INCOME FUND. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
MONEY MARKET FUND. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. For the money market fund, accretion of market discount represents unrealized gain until realized at the time of a security disposition or maturity.
EXPENSES. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for market discount, capital loss carryforwards and losses deferred due to futures and options. The income fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Accumulated undistributed net realized gain
(loss) on investments may include temporary book and tax differences which will reverse in a sequent period. Any taxable gain remaining at fiscal year end is distributed in the following year.
REDEMPTION FEES. Shares held in the income fund less than 180 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the income fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
48. OPERATING POLICIES.
WHEN-ISSUED SECURITIES. Each fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or forward commitment basis are identified as such in each applicable fund's schedule of investments. Each fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of when-issued securities having the same settlement date and broker are offset. When-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the applicable statements of assets and liabilities under the caption "Delayed delivery." Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or
2. OPERATING POLICIES -
CONTINUED
WHEN-ISSUED SECURITIES -
CONTINUED
if the issuer does not issue the securities due to political, economic, or other factors.
FUTURES CONTRACTS. Each fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
RESTRICTED SECURITIES. Each fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $3,120,000 or 2.1% of net assets for the income fund.
49. PURCHASES AND SALES OF INVESTMENTS.
INCOME FUND. Purchases and sales of securities, other than short-term securities, aggregated $25,298,556 and $39,350,585, respectively.
The market value of futures contracts opened and closed during the period amounted to $24,253,336 and $17,617,648, respectively.
50. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As each fund's investment adviser, Fidelity Management Research Company (FMR) pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .55% and .50% of average net assets for the income and money market funds, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
MANAGEMENT FEE - CONTINUED
FMR also bears the cost of providing shareholder services to each fund. To offset the cost of providing these services, FMR or its affiliates collect certain transaction fees from the funds' shareholders which amounted to $990 and $3,341 for the period for the income and money market funds, respectively. Effective April 1, 1997, these transaction fees were eliminated for the income fund.
SUB-ADVISER FEE. As the money market fund's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
51. EXPENSE REDUCTIONS.
FMR has entered into arrangements on behalf of each fund with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the income and money market fund's expenses were reduced by $258 and $2,698, respectively, under these arrangements.
PROXY VOTING RESULTS


A special meeting of Spartan Pennsylvania Municipal Money Market Fund's shareholders was held on July 16, 1997. The results of votes taken among shareholders on proposals are listed below.
PROPOSAL 1
To elect as Trustees the following twelve nominees.
 # OF  % OF
 SHARES VOTED SHARES VOTED
J. GARY BURKHEAD
Affirmative  444,689,929.498 96.136
Withheld  17,871,441.790 3.864
 TOTAL  462,561,371.288 100.000
RALPH F. COX
Affirmative  443,768,598.498 95.937
Withheld  18,792,772.790 4.063
 TOTAL  462,561,371.288 100.000
PHYLLIS BURKE DAVIS
Affirmative  443,103,899.148 95.794
Withheld  19,457,472.140 4.206
 TOTAL  462,561,371.288 100.000
ROBERT M. GATES
Affirmative  443,950,387.378 95.977
Withheld  18,610,983.910 4.023
 TOTAL  462,561,371.288 100.000
EDWARD C. JOHNSON 3RD
Affirmative  444,259,190.958 96.043
Withheld  18,302,180.330 3.957
 TOTAL  462,561,371.288 100.000
E. BRADLEY JONES
Affirmative  442,923,945.528 95.755
Withheld  19,637,425.760 4.245
 TOTAL  462,561,371.288 100.000
 # OF  % OF
 SHARES VOTED SHARES VOTED
DONALD J. KIRK
Affirmative  444,464,359.398 96.088
Withheld  18,097,011.890 3.912
 TOTAL  462,561,371.288 100.000
PETER S. LYNCH
Affirmative  444,937,445.098 96.190
Withheld  17,623,926.190 3.810
 TOTAL  462,561,371.288 100.000
WILLIAM O. MCCOY
Affirmative  444,154,888.538 96.021
Withheld  18,406,482.750 3.979
 TOTAL  462,561,371.288 100.000
GERALD C. MCDONOUGH
Affirmative  443,149,018.198 95.803
Withheld  19,412,353.090 4.197
 TOTAL  462,561,371.288 100.000
MARVIN L. MANN
Affirmative  444,770,167.908 96.154
Withheld  17,791,203.380 3.846
 TOTAL  462,561,371.288 100.000
THOMAS R. WILLIAMS
Affirmative  444,019,634.298 95.992
Withheld  18,541,736.990 4.008
 TOTAL  462,561,371.288 100.000
PROPOSAL 2
To ratify the selection of Coopers & Lybrand L.L.P. as independent accountants of the trust.
 # OF  % OF
 SHARES VOTED SHARES VOTED
Affirmative     435,395,650.683    94.127

Against         13,012,889.495     2.813

Abstain         14,152,831.110     3.060

TOTAL           462,561,371.288    100.000

PROPOSAL 3
To amend the Declaration of Trust to provide voting rights based on a shareholder's total dollar investment in a fund, rather than on the number of shares owned.
 # OF % OF
 SHARES VOTED SHARES VOTED
 OF THE TRUST OF THE TRUST
Affirmative     409,553,827.698    88.560

Against         31,050,994.330     6.714

Abstain         21,856,323.260     4.726

TOTAL           462,461,145.288    100.000

 # OF % OF
 SHARES VOTED SHARES VOTED
 OF THE FUND OF THE FUND
Affirmative     123,572,725.628    88.100

Against         11,158,538.880     7.956

Abstain         5,532,227.170      3.944

TOTAL           140,263,491.678    100.000

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day. BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.
1
 For quotes.*
2
 For account balances and holdings.
3
 To review orders and mutual
fund activity.
4
 To change your PIN.
5
 To speak to a Fidelity representative.
*
0
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services. (PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC
(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
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(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC
(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
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TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
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OVERNIGHT EXPRESS
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PHIC)FOR RETIREMENT
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SELLING SHARES
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OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602




INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research Company
Boston, MA
SUB-ADVISER, MONEY MARKET FUND
FMR Texas Inc.
Irving, TX
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning Jr., Vice President - INCOME FUND
Dwight D. Churchill, Vice President - INCOME FUND
Boyce Greer, Vice President -
MONEY MARKET FUND
Diane M. McLaughlin, Vice President - MONEY MARKET FUND
Jonathan D. Short, Vice President -
INCOME FUND
Arthur S. Loring, Secretary
Richard A. Silver, Treasurer
Thomas D. Maher, Assistant Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox*
Phyllis Burke Davis*
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones*
Donald J. Kirk*
Peter S. Lynch
Marvin L. Mann*
William O. McCoy*
Gerald C. McDonough*
Robert C. Pozen
Thomas R. Williams*
ADVISORY BOARD
J. Gary Burkhead
* INDEPENDENT TRUSTEES
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
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Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
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 for the deaf and hearing impaired
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TouchTone Xpress   1-800-544-5555
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(2_FIDELITY_LOGOS)SPARTAN(registered trademark)

INSURED MUNICIPAL INCOME FUND
(FORMERLY FIDELITY INSURED MUNICIPAL
INCOME FUND)
SEMIANNUAL REPORT
JUNE 30, 1997
CONTENTS


PRESIDENT'S MESSAGE    3     Ned Johnson on investing
                             strategies.

PERFORMANCE            4     How the fund has done over time.

FUND TALK              7     The manager's review of fund
                             performance, strategy and outlook.

INVESTMENT CHANGES     10    A summary of major shifts in the
                             fund's investments over the past six
                             months.

INVESTMENTS            11    A complete list of the fund's
                             investments with their market
                             values.

FINANCIAL STATEMENTS   21    Statements of assets and liabilities,
                             operations, and changes in net
                             assets,
                             as well as financial highlights.

NOTES                  25    Notes to the financial statements.




THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Through the first six months of 1997, stock and bond markets experienced the kind of short-term volatility that can affect them periodically. The stock market rebounded strongly from its early spring correction to continue on its record-setting pace, as seen by the roughly 20% year-to-date gain by the Standard & Poor's 500 Index. The bond market posted moderate returns over the first half of the year, as positive news on the inflation front helped soften the effects of a hike in short-term interest rates by the Federal Reserve Board in late March.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government. Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED JUNE 30, 1997          PAST 6   PAST 1   PAST 5   PAST 10
                                     MONTHS   YEAR     YEARS    YEARS

Spartan Insured Municipal            2.97%    8.02%    38.56%   113.14%
Income

Lehman Brothers Insured Municipal    3.12%    8.34%    42.17%   n/a
 Bond Index

Insured Municipal Debt               2.42%    7.19%    36.05%   110.48%
 Funds Average

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Insured Municipal Bond Index - a total return performance benchmark for municipal bonds that are backed by insurers with Aaa/AAA ratings and have maturities of at least one year. To measure how the fund's performance stacked up against its peers, you can compare it to the insured municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 50 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED JUNE 30, 1997          PAST 1   PAST 5   PAST 10
                                     YEAR     YEARS    YEARS

Spartan Insured Municipal Income     8.02%    6.74%    7.86%

Lehman Brothers Insured Municipal    8.34%    7.29%    n/a
 Bond Index

Insured Municipal Debt               7.19%    6.34%    7.71%
 Funds Average

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)
$10,000 OVER 10 YEARS
 1987/06/30      10000.00                    10000.00
  1987/07/31      10093.51                    10102.00
  1987/08/31      10151.18                    10124.73
  1987/09/30       9584.81                     9751.43
  1987/10/31       9780.31                     9785.95
  1987/11/30      10020.89                    10041.46
  1987/12/31      10206.13                    10187.16
  1988/01/31      10698.73                    10550.03
  1988/02/29      10787.45                    10661.54
  1988/03/31      10470.33                    10537.87
  1988/04/30      10530.64                    10617.96
  1988/05/31      10559.74                    10587.27
  1988/06/30      10739.39                    10742.16
  1988/07/31      10798.77                    10812.20
  1988/08/31      10838.39                    10821.72
  1988/09/30      11041.51                    11017.59
  1988/10/31      11328.91                    11211.50
  1988/11/30      11149.98                    11108.80
  1988/12/31      11348.06                    11222.45
  1989/01/31      11526.39                    11454.53
  1989/02/28      11398.65                    11323.83
  1989/03/31      11398.76                    11296.77
  1989/04/30      11708.78                    11564.95
  1989/05/31      11934.64                    11805.16
  1989/06/30      12096.22                    11965.47
  1989/07/31      12194.97                    12128.32
  1989/08/31      12074.49                    12009.58
  1989/09/30      12032.59                    11973.79
  1989/10/31      12162.84                    12120.23
  1989/11/30      12362.07                    12332.34
  1989/12/31      12420.37                    12433.22
  1990/01/31      12339.14                    12374.41
  1990/02/28      12462.16                    12484.54
  1990/03/31      12475.14                    12488.29
  1990/04/30      12312.19                    12397.87
  1990/05/31      12621.15                    12668.52
  1990/06/30      12724.10                    12779.87
  1990/07/31      12920.33                    12967.74
  1990/08/31      12709.63                    12779.44
  1990/09/30      12768.72                    12786.73
  1990/10/31      12957.02                    13018.68
  1990/11/30      13264.17                    13280.49
  1990/12/31      13299.66                    13338.26
  1991/01/31      13489.72                    13517.26
  1991/02/28      13583.12                    13634.86
  1991/03/31      13544.62                    13639.76
  1991/04/30      13699.31                    13821.17
  1991/05/31      13843.03                    13944.04
  1991/06/30      13806.18                    13930.24
  1991/07/31      14003.10                    14099.91
  1991/08/31      14163.78                    14285.60
  1991/09/30      14350.94                    14471.60
  1991/10/31      14477.01                    14601.85
  1991/11/30      14498.47                    14642.59
  1991/12/31      14839.06                    14956.82
  1992/01/31      14848.69                    14990.92
  1992/02/29      14855.73                    14995.71
  1992/03/31      14817.29                    15001.26
  1992/04/30      14943.50                    15134.77
  1992/05/31      15138.68                    15312.91
  1992/06/30      15381.95                    15569.86
  1992/07/31      15864.33                    16036.65
  1992/08/31      15650.75                    15880.29
  1992/09/30      15738.87                    15984.15
  1992/10/31      15376.35                    15827.02
  1992/11/30      15826.00                    16110.48
  1992/12/31      16013.07                    16274.97
  1993/01/31      16215.06                    16464.25
  1993/02/28      16999.81                    17059.76
  1993/03/31      16774.60                    16879.44
  1993/04/30      16959.67                    17049.75
  1993/05/31      17026.01                    17145.57
  1993/06/30      17339.30                    17431.73
  1993/07/31      17332.94                    17454.57
  1993/08/31      17763.99                    17817.97
  1993/09/30      17980.25                    18020.92
  1993/10/31      17957.73                    18055.70
  1993/11/30      17745.58                    17896.63
  1993/12/31      18230.13                    18274.43
  1994/01/31      18440.54                    18483.12
  1994/02/28      17883.82                    18004.41
  1994/03/31      16914.67                    17271.27
  1994/04/30      16959.68                    17417.73
  1994/05/31      17175.91                    17568.74
  1994/06/30      16996.26                    17461.40
  1994/07/31      17383.29                    17781.46
  1994/08/31      17420.45                    17842.99
  1994/09/30      17114.29                    17581.05
  1994/10/31      16747.54                    17268.81
  1994/11/30      16346.15                    16956.59
  1994/12/31      16821.49                    17329.81
  1995/01/31      17471.56                    17825.09
  1995/02/28      18067.17                    18343.45
  1995/03/31      18259.11                    18554.21
  1995/04/30      18258.05                    18576.11
  1995/05/31      18837.93                    19168.87
  1995/06/30      18547.73                    19002.10
  1995/07/31      18711.10                    19182.24
  1995/08/31      18955.52                    19425.47
  1995/09/30      19066.86                    19548.43
  1995/10/31      19377.39                    19832.67
  1995/11/30      19751.78                    20161.69
  1995/12/31      19962.80                    20355.45
  1996/01/31      20127.96                    20509.13
  1996/02/29      19970.92                    20370.69
  1996/03/31      19651.78                    20110.36
  1996/04/30      19564.85                    20053.44
  1996/05/31      19531.55                    20045.42
  1996/06/30      19730.88                    20263.72
  1996/07/31      19915.35                    20448.12
  1996/08/31      19895.74                    20443.21
  1996/09/30      20164.22                    20729.41
  1996/10/31      20418.92                    20963.86
  1996/11/30      20825.92                    21347.50
  1996/12/31      20698.20                    21257.84
  1997/01/31      20746.20                    21298.02
  1997/02/28      20927.63                    21493.54
  1997/03/31      20628.61                    21207.03
  1997/04/30      20802.38                    21384.53
  1997/05/31      21103.30                    21706.15
  1997/06/30      21313.75                    21937.32
$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Spartan Insured Municipal Income Fund on June 30, 1987. As the chart shows, by June 30, 1997, the value of the investment would have grown to $21,314 - a 113.14% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $21,937 - a 119.37% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield of
a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
      SIX        YEARS ENDED DECEMBER 31,
      MONTHS
      ENDED
      JUNE 30,

      1997       1996                       1995   1994   1993   1992

Dividend return         2.47%   4.93%    5.97%    5.01%     5.77%    6.13%

Capital appreciation    0.50%   -1.25%   12.70%   -12.74%    8.08%   1.78%
 return

Total return            2.97%   3.68%    18.67%   -7.73%    13.85%   7.91%

TOTAL RETURN COMPONENTS include both dividend returns and capital appreciation returns. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains paid by the fund are reinvested, if any.
DIVIDENDS AND YIELD

PERIODS ENDED JUNE 30, 1997              PAST 1        PAST 6         PAST 1
                                         MONTH         MONTHS         YEAR

Dividends per share                      4.85(cents)   28.82(cents)   57.19(cents)

Annualized dividend rate                 4.93%         4.90%          4.85%

30-day annualized yield                  4.66%         -              -

30-day annualized tax-equivalent yield   7.28%         -              -


DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $11.98 over the past one month, $11.85 over the past six months and $11.80 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable. If Fidelity had not reimbursed certain expenses during the period shown, the yield and the tax equivalent yield would have been 4.63% and 7.23%, respectively.
FUND TALK: THE MANAGER'S OVERVIEW


An interview with George Fischer, Portfolio Manager of Spartan Insured Municipal Bond Fund
Q. GEORGE, HOW DID THE FUND PERFORM OVER THE PAST SIX MONTHS?
A. For the six months that ended June 30, 1997, the fund had a total return of 2.97%. To get a sense of how the fund did relative to its peers, the insured municipal debt funds average returned 2.42% for the same period, according to Lipper Analytical Services. The Lehman Brothers Insured Municipal Bond Index, which tracks the types of securities in which the fund invests, had a six-month return of 3.12%. For the year that ended June 30, 1997, the fund returned 8.02%, while the insured municipal debt funds average returned 7.19%, according to Lipper. For the same one-year period, the Lehman Brothers index returned 8.34%.
Q. HOW WOULD YOU CHARACTERIZE THE MUNICIPAL BOND MARKET OVER THE PAST SIX
MONTHS?
A. With yields moving both up and down during the period, I'd characterize it as a somewhat choppy environment, although municipal bonds fared better than U.S. Treasury securities. Evidence that the economy was growing at a much-quicker-than-expected pace sent Treasury bond yields higher and, correspondingly, their prices lower during much of the period. On the other hand, yields on municipal securities didn't react as negatively, and muni bond prices were more stable throughout the period. The divergence between Treasuries and municipals was greatest in the long-maturity end of the market. As an example, the yield on a 30-year Treasury yield rose 0.15%, while the yield on a 30-year Aaa-rated muni fell 0.15%. In the short-maturity end of the market, the yield on a five-year Treasury rose 0.20%, while the yield on a five-year Aaa-rated muni rose only 0.10%. Municipal prices were supported by the fact that there was a limited supply of municipals available while demand for them grew.
Q. THE WORD "INSURED" OFTEN IMPLIES THAT AN INVESTOR WON'T SUSTAIN ANY MONETARY LOSSES. IS THAT THE CASE WITH INSURED MUNICIPAL BONDS AS WELL?
A. No, and it's important for shareholders to realize that insured bond prices - like other bond prices - rise and fall with interest rate moves, supply and demand, and other factors. When a municipal bond is insured, it means that the bond's timely principal and interest payments - but not its price at any given moment - are guaranteed by a municipal bond insurer.
Q. WHICH OF THE FUND'S HOLDINGS HELPED PERFORMANCE? WHICH DETRACTED?
A. Bonds issued in New York and California were some of the fund's - and the municipal market's - best performers during the period. Both states enjoyed the benefits of having strengthening local economies, which translated into higher revenue collections and better fiscal health. As far as detractors go, I can't think of any specific bond that was a disappointment. However, a higher stake in California bonds might have helped the fund since they were among the market's best performers during the period.
Q. HOW WAS THE FUND STRUCTURED DURING THE PAST SIX MONTHS?
A. In terms of maturity, I kept the fund heavily weighted in bonds with maturities of between 10 and 15 years. There were a couple of reasons why I emphasized intermediate-maturity bonds. First, the yield these bonds generate tends to be higher than the yield generated by owning a combination of long- and short-maturity bonds. What's more, long-term bonds tend to be callable, which means they can be redeemed by their issuer before maturity. Callable bonds tend to rise less in up markets and fall more in down markets. Intermediate-maturity bonds, on the other hand, typically aren't susceptible to being called.
Q. WERE THERE ANY SIGNIFICANT CHANGES IN THE WAY THE FUND'S HOLDINGS WERE ALLOCATED AMONG SECTORS DURING THE PERIOD?
A. Not really. General obligation bonds (GOs) remained the fund's largest sector concentration. A GO is backed by the full faith and credit - which includes the taxing power - of a city, county, state or other issuer. A GO is repaid with general revenue such as taxes. General revenues are sensitive to both the economy and a municipality's fiscal health, both of which have been strong during the period in many of the areas the fund emphasized. In choosing GOs, I put an emphasis on staying diversified and not taking on very large positions in any one security.
Q. WHAT'S YOUR OUTLOOK FOR MUNICIPALS?
A. Until investors feel like they have a good handle on where the economy, interest rates and inflation are headed, the bond market is likely to remain choppy. The past six months have been a relatively good period compared to U.S. Treasuries and, by the end of the period, munis seemed fairly valued in relation to their taxable counterparts. I think that the municipal market will need to continue to experience strong demand and weak supply in order to continue outperforming Treasuries.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: seeks high income
free from federal income tax
with preservation of capital
FUND NUMBER: 013
TRADING SYMBOL: FMUIX
START DATE: November 13,
1985
SIZE: as of June 30, 1997,
more than $315 million
MANAGER: George Fischer,
since 1995; manager,
Spartan Connecticut
Municipal Income Fund,
since 1996; joined Fidelity in
1989
(checkmark)
GEORGE FISCHER ON THE
RELATIONSHIP BETWEEN BOND
PRICES AND BOND YIELDS:
"When choosing investments
for the fund, I consider a
bond's price, its coupon - or
income - and its yield. While
a bond's coupon - which is the
interest rate the issuer
promises to pay the holder
until maturity - remains
constant, its price changes
practically every day. In fact,
it's not uncommon for a
municipal bond's price to
fluctuate as much as 1% any
given day. A bond's yield is its
coupon divided by its price.
For example, a bond selling
for $1,000 with a 10% coupon
offers a 10% current yield.
When a bond's price fluctuates
- because of changes in
demand and supply, credit
quality or other factors - its
yield also changes. The
relationship between a bond's
price and its yield can be
thought of as a seesaw; yield
up, price down; yield down,
price up. When investing, I try
to get bonds that offer
competitive current yields of
course. But at the same time,
I also consider where future
yields will be since they
determine future prices and,
therefore, play into total
return."
INVESTMENT CHANGES


TOP FIVE STATES AS OF JUNE 30, 1997
                % OF FUND'S    % OF FUND'S
                INVESTMENTS    INVESTMENTS
                               IN THESE STATES
                               6 MONTHS AGO

California      11.4           11.3

Massachusetts   8.8            8.9

Illinois        8.5            7.6

Texas           8.4            7.9

New York        5.2            5.1

TOP FIVE MARKET SECTORS AS OF JUNE 30, 1997
                     % OF FUND'S    % OF FUND'S
                     INVESTMENTS    INVESTMENTS
                                    IN THESE MARKET
                                    SECTORS
                                    6 MONTHS AGO

General Obligation   25.8           22.5

Electric Revenue     19.6           21.4

Health Care          15.0           14.3

Water & Sewer        8.7            8.9

Education            7.1            6.8

AVERAGE YEARS TO MATURITY AS OF JUNE 30, 1997
               6 MONTHS AGO

Years   13.4   13.7

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF JUNE 30, 1997
              6 MONTHS AGO

Years   7.6   7.9

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF JUNE 30, 1997 AS OF DECEMBER 31, 1996
Aaa 89.1%
Aa, A 9.1%
Short-term
investments 1.8%
Aaa 86.5%
Aa, A 10.5%
Short-term
investments 3.0%
Row: 1, Col: 1, Value: 1.8
Row: 1, Col: 2, Value: 9.1
Row: 1, Col: 3, Value: 89.09999999999999
Row: 1, Col: 1, Value: 3.0
Row: 1, Col: 2, Value: 10.5
Row: 1, Col: 3, Value: 86.5
WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. AMOUNTS SHOWN ARE AS
A PERCENTAGE OF THE FUND'S INVESTMENTS.
INVESTMENTS JUNE 30, 1997 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


MUNICIPAL BONDS - 98.2%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
ALABAMA - 0.7%
Huntsville Rfdg. Gen. Oblig. Series D, 6% 8/1/08   $ 2,200,000 $ 2,348,500
ARIZONA - 0.9%
Arizona Trans. Board Excise Tax Rev. Rfdg. (Maricopa
County) 6% 7/1/05 (AMBAC Insured)    2,500,000  2,700,000
ARKANSAS - 0.3%
Little Rock Arpt. Passenger Facs. Charge Rev.
5.65% 5/1/16 (AMBAC Insured) (c)    945,000  966,263
CALIFORNIA - 10.8%
California Hsg. Fin. Agcy. Rev. Rfdg. (Home Mtg.) Series A,
5.30% 8/1/14 (MBIA Insured)    1,600,000  1,612,000
California Pub. Works Board Lease Rev. Rfdg.
(Dept. Corrections St. Prisons) Series A,
5% 12/1/19 (AMBAC Insured)    1,450,000  1,355,750
California Rural Home Mtg. Fin. Auth. Lease Rev.
Series A, 4.45% 8/1/01 (MBIA Insured)    1,625,000  1,618,900
Compton Commty. Redev. Agcy. Rfdg. Tax Allocation
Series A, 6.50% 8/1/13 (FSA Insured)    4,000,000  4,360,000
East Bay Muni. Util. Dist.:
Wastewtr. Treatment Sys. Rev. Rfdg.
 4.75% 6/1/21 (FGIC Insured)    2,300,000  2,026,875
 Wtr. Sys. Rev. Rfdg. 4.75% 6/1/21
 (FGIC Insured)    1,450,000  1,277,813
Los Angeles County Trans. Commission Sales Tax
Rev. 6.25% 7/1/13 (MBIA Insured)    2,300,000  2,423,625
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series E,
6.50% 7/1/05 (MBIA Insured)    1,685,000  1,819,800
Oceanside Ctfs. of Prtn. Rfdg. (Oceanside Civic
Ctr. Proj.) 6% 8/1/08 (MBIA Insured)    1,350,000  1,476,563
Pleasant Hill Jt. Pwrs. Fin. Auth. Lease Rev. (Cap. Impt. Prog.)
Series A, 5% 12/1/12 (MBIA Insured)    1,490,000  1,426,675
Sacramento City Fing. Auth.:
(Tax Allocation Proj.) (Cap. Appreciation) Series B,
 0% 11/1/07 (MBIA Insured)    1,810,000  1,076,950
 Lease Rev. Rfdg. Series A, 5.375% 11/1/14
 (AMBAC Insured)    4,000,000  3,960,000
San Francisco City & County Swr. Rev. Rfdg.
5.90% 10/1/07 (AMBAC Insured)    4,000,000  4,255,000
Santa Barbara Wtr. Rev. Rfdg. Series A,
4.80% 9/1/14 (AMBAC Insured)    1,400,000  1,268,750
Univ. of California Rev. (Multiple Purpose Proj.)
Series D, 6.10% 9/1/10 (MBIA Insured)    1,000,000  1,056,250
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
West & Central Basin Fing. Auth. Rev. Rfdg.
(West Basin Rfdg. Proj.) Series A, 5% 8/1/13
(AMBAC Insured)   $ 3,000,000 $ 2,838,750
  33,853,701
COLORADO - 2.9%
Adams County School Dist. No. 12 Unltd. Tax Rfdg.
(Thornton) 6.20% 12/15/10 (FGIC Insured)    1,000,000  1,065,000
Colorado Univ. Hosp. Auth. Hosp. Rev. Series A,
6.25% 11/15/12 (AMBAC Insured)    1,000,000  1,066,250
Denver City & County School Dist. #1 Rfdg. Series A,
0% 12/1/08 (MBIA Insured)    10,400,000  5,772,000
Highlands Ranch Metropolitan Dist. #2 Rfdg.
(Cap. Guaranty) 6.50% 6/15/12 (FSA Insured)    1,000,000  1,126,250
Jefferson County Single Family Mtg. Rev. Series 1991 A,
8.875% 10/1/13 (MBIA Insured)    105,000  111,563
  9,141,063
CONNECTICUT - 2.5%
Connecticut Health & Edl. Facs. Auth. Rev. (St. Raphael Hosp.)
Series H, 5.25% 7/1/12 (AMBAC Insured)    3,035,000  3,053,969
Connecticut Resource Recovery Auth. Rev. Rfdg.
(Middle Connecticut Sys.) Series A, 5.375% 11/15/10
(MBIA Insured)    2,100,000  2,107,875
Connecticut Spl. Tax Rev. (Trans. Infrastructure)
6% 10/1/06 (MBIA Insured)    2,500,000  2,696,875
  7,858,719
DISTRICT OF COLUMBIA - 2.0%
District of Columbia Gen. Oblig. Rfdg. Series D,
6% 6/1/05 (Ambac Insured)    3,695,000  3,921,319
District of Columbia Rev. Rfdg. (Georgetown Univ.)
Series A, 6% 4/1/18 (MBIA Insured) (h)    1,200,000  1,209,000
Washington D.C. Metropolitan Area Trans. Auth.
Gross Rev. Rfdg. 5.25% 7/1/14 (FGIC Insured)    1,300,000  1,264,250
  6,394,569
FLORIDA - 0.6%
Dade County Seaport Rev. Rfdg. Series 95,
6.20% 10/1/10 (MBIA Insured)    1,000,000  1,087,500
Gainesville Util. Sys. Rev. 5% 10/1/16    1,000,000  933,750
  2,021,250
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
GEORGIA - 2.5%
Atlanta Downtown Dev. Auth. Rev. Rfdg.
(Underground Atlanta Proj.) 6.25% 10/1/12   $ 1,250,000 $ 1,315,625
Georgia Gen. Oblig. 6% 7/1/04    4,535,000  4,914,806
Georgia Muni. Elec. Pwr. Rev. Series O,
7.80% 1/1/20 (AMBAC Insured)    1,500,000  1,553,790
  7,784,221
ILLINOIS - 8.1%
Chicago Gen. Oblig. Rfdg. Series A-2:
5.25% 1/1/01 (AMBAC Insured)    5,510,000  5,633,975
 6.25% 1/1/15 (AMBAC Insured)    4,885,000  5,312,438
Chicago O'Hare Int'l. Arpt. Rev. Rfdg. (Gen. Arpt. Proj.)
(2nd Lien) Series A:
 6.375% 1/1/12 (MBIA Insured)    1,000,000  1,076,250
  6.375% 1/1/15 (MBIA Insured)    1,200,000  1,284,000
Chicago Residential Mtg. Rev. Rfdg. (Cap. Appreciation)
Series B, 0% 10/1/09 (MBIA Insured)    5,290,000  2,261,475
Cook County Commty. College Dist. #508 Series C,
7.70% 12/1/07 (MBIA Insured)    2,500,000  3,075,000
Illinois Health Facs. Auth. Rev. (Swedish American Hosp.)
5.375% 11/15/13 (AMBAC Insured)    3,000,000  2,910,000
Illinois Reg'l. Trans. Auth. Series C, 7.75% 6/1/13
(FGIC Insured)    2,045,000  2,538,356
Illinois Toll Hwy. Auth. Hwy. Rev. 6% 1/1/09
(FGIC Insured)    1,000,000  1,075,000
  25,166,494
INDIANA - 2.4%
Indiana Health Facs. Fing. Auth. Hosp. Rev. Rfdg.
(Columbus Reg'l. Hosp.) 7% 8/15/15 (FSA Insured)   2,000,000  2,300,000
Indiana Muni. Pwr. Agcy. (Pwr. Supply Sys. Rev.)
Series B, 5.50% 1/1/16 (MBIA Insured)    2,000,000  1,997,500
Indianapolis Arpt. Auth. Rev. Rfdg. Series A,
5.60% 7/1/15 (FGIC Insured)    1,000,000  993,750
Jasper County Poll. Cont. Rev. Rfdg. (Northern Indiana
Pub. Svc.) 7.10% 7/1/1 (MBIA Insured)    2,000,000  2,162,500
  7,453,750
KANSAS - 2.2%
Reno County Mtg. Rev. Rfdg. (Single Family) Series B,
8.70% 9/1/11    510,000  547,613
Wichita Hosp. Rev. Series III-A, 6.465%  10/20/17
(MBIA Insured)     6,000,000  6,307,500
  6,855,113
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
KENTUCKY - 1.9%
Jefferson County Hosp. Rev. (Alliant Health Sys. Proj.)
6.367% 10/9/08 (FGIC Insured)    $ 4,000,000 $ 4,290,000
Kentucky Tpk. Auth. Econ. Dev. Road Rev. Rfdg.
(Revitalization Proj.) 5.50% 7/1/09 (AMBAC Insured)  1,630,000  1,687,050
  5,977,050
LOUISIANA - 1.2%
East Baton Rouge Parish Sales & Use Tax Series ST-A,
4.80% 2/1/12 (FGIC Insured)    1,000,000  926,250
New Orleans Gen. Oblig. Rfdg. (Cap. Appreciation)
0% 9/1/09 (AMBAC Insured)    3,000,000  1,578,750
New Orleans Pub. Impt. Unltd. Tax 7% 9/1/19 (FGIC Insured)
(Pre-Refunded to 9/1/02 @ 100) (d)    1,000,000  1,111,250
  3,616,250
MARYLAND - 0.9%
Montgomery County Gen. Oblig. 5.60% 7/1/04    2,775,000  2,927,625
MASSACHUSETTS - 8.8%
Boston Gen. Oblig. Series A:
4.875% 9/1/09 (FSA Insured)    1,000,000  970,000
 4.875% 9/1/11 (FSA Insured)    1,925,000  1,833,563
Boston Metropolitan Dist. Gen. Oblig. Rfdg.
8% 12/1/03 (MBIA Insured)    1,260,000  1,485,225
Haverhill Gen. Oblig. Rfdg. Series A,
6.70% 9/1/10 (AMBAC Insured)    5,000,000  5,387,500
Holyoke Gen. Oblig. Ltd. Tax 8.15% 6/15/06 (MBIA Insured)
(Pre-Refunded to 6/15/02 @ 103) (d)    2,205,000  2,610,169
Massachusetts Health & Edl. Facs. Auth. Rev.:
(Bentley College) Series H, 6.90% 7/1/21 (MBIA Insured)  6,720,000
7,324,800
 (Northeastern Univ.) Series B, 7.60% 10/1/10
 (AMBAC Insured)    1,000,000  1,060,000
 Rfdg. (Massachusetts Gen. Hosp.) Series F,
 6.25% 7/1/12 (AMBAC Insured)    2,000,000  2,217,500
Massachusetts Muni. Wholesale Elec. Co. Pwr. Supply Sys.
Rev. 5% 7/1/10 (AMBAC Insured)    1,610,000  1,553,650
Palmer Gen. Oblig. Rfdg. 5.50% 10/1/10
(MBIA Insured)    3,000,000  3,022,500
  27,464,907
MICHIGAN - 1.9%
Jackson County Hosp. Fin. Auth. Hosp. Rev. Rfdg. (W A Foote
Mem. Hosp.) Series A, 4.75% 6/1/15 (FGIC Insured)   2,000,000  1,797,500
Michigan Bldg. Auth. Rev. Series II, 6.25% 10/1/20
(MBIA Insured)    1,100,000  1,146,750
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
MICHIGAN - CONTINUED
Michigan Hosp. Fin. Auth. Rev. Rfdg. (Sisters of Mercy
Health Corp.) 5.375% 8/15/14 (MBIA Insured)   $ 3,000,000 $ 2,981,250
  5,925,500
MINNESOTA - 4.1%
Edina Hosp. Sys. Rev. (Fairview Hosp.) Series A,
7.125% 7/1/19 (MBIA Insured)    2,780,000  2,960,700
Minneapolis & St. Paul Hsg. & Redev. Auth. Healthcare
Sys. Rev. Rfdg. (Healthspan Health Sys. Corp.)
Series A, 4.75% 11/15/18 (AMBAC Insured)    1,000,000  893,750
Minnesota Univ. Rfdg. 4.80% 8/15/03    5,000,000  5,025,000
St. Cloud Hosp. Facs. Auth. Rev. Rfdg. (St. Cloud Hosp. Proj.)
Series C, 5.25% 10/1/13 (AMBAC Insured)    2,000,000  1,957,500
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev.
Series B, 6% 1/1/04 (AMBAC Insured)    1,890,000  2,022,300
  12,859,250
NEW JERSEY - 3.0%
New Jersey Health Care Facs. Fin. Auth. Rev. (Christ Hosp.
Group Issue) 7% 7/1/06 (Connie Lee Insured)    1,635,000  1,876,163
New Jersey Tpk. Auth. Tpk. Rev. Rfdg. Series C,
6.50% 1/1/09 (AMBAC Insured) (e)    1,000,000  1,120,000
Passaic County Utils. Auth. Solid Waste Disp. Resource
Recovery Rev. Rfdg. 0% 3/1/00 (MBIA Insured)    5,880,000  5,233,200
Warren County Poll. Cont. Fing. Auth. Resource Recovery Rev.
6.55% 12/1/06 (MBIA Insured)    1,000,000  1,098,750
  9,328,113
NEW MEXICO - 2.2%
Albuquerque Arpt. Rev. Rfdg. 6.70% 7/1/18
(AMBAC Insured) (c)    2,500,000  2,737,500
Albuquerque Refuse Removal & Disp. Resource Recovery
Rev. Rfdg. 5.25% 7/1/09 (AMBAC Insured)    2,500,000  2,546,875
Rio Rancho Wtr. & Wastewtr. Rev. Series A,
5.90% 5/15/15 (FSA Insured)    1,600,000  1,634,000
  6,918,375
NEW YORK - 5.2%
New York City Gen. Oblig. Rfdg. Series H,
6% 8/1/07 (FGIC Insured)    4,000,000  4,300,000
New York City Ind. Dev. Agcy. Ind. Dev. Rev. (Japan Airlines
Co. Ltd. Proj.) Series 91, 6% 11/1/15
LOC Morgan Guaranty Trust Co. (FSA Insured) (c)   1,000,000  1,046,250
New York State Dorm. Auth. Lease Rev. Rfdg. (State Univ.
Dorm. Facs.) Series A, 6% 7/1/03 (AMBAC Insured)   2,500,000  2,675,000
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
NEW YORK - CONTINUED
New York State Dorm. Auth. Rev. Rfdg. (State Univ. Edl. Facs.)
Series A, 5.25% 5/15/15 (AMBAC Insured)   $ 2,500,000 $ 2,450,000
New York State Local Gov't. Assistance Corp. Rfdg.:
Series C, 5.50% 4/1/17    1,000,000  1,006,250
 Series E, 6% 4/1/14    2,000,000  2,142,500
New York State Med. Care Facs. Fing. Agcy. Rev.
(Mtg. Proj.) Series A, 6.20% 2/15/15 (FHA Insured)   1,500,000  1,567,500
New York State Urban Dev. Corp. Rev.
5.10% 1/1/09 (AMBAC Insured)    1,000,000  1,005,000
  16,192,500
NORTH CAROLINA - 1.0%
North Carolina Muni. Pwr. Agcy. #1 Rev. (Catawba Elec.)
5% 1/1/18 (MBIA Insured)    3,300,000  3,036,000
NORTH DAKOTA - 2.5%
Mercer County Poll. Cont. Rev. Rfdg. (Basin Electric Pwr.)
(Antelope Valley Station Proj.) 7.20% 6/30/13
(AMBAC Insured)    6,500,000  7,775,625
OREGON - 0.6%
Portland Swr. Sys. Rev. Series A, 6.25% 6/1/15    1,875,000  1,975,781
PENNSYLVANIA - 2.9%
Cambria County Hosp. Dev. Auth. Hosp. Rev. Rfdg. & Impt.
(Conemaugh Valley Hosp.) Series 1992 B,
6.375% 7/1/18 (Connie Lee Insured)     1,500,000  1,567,500
Pennsylvania Convention Ctr. Auth. Rev. Series A,
6.70% 9/1/16 (FGIC Insured) (Escrowed to Maturity) (d)   2,000,000
2,312,500
Pennsylvania Hsg. Fin. Agcy. Rfdg.:
(Multi-Family Section 8) Series C, 8.10%
 7/1/13 (FHA Insured)    2,000,000  2,170,000
 (Single Family Mtg.) Series 51, 5.65% 4/1/20  (c)   1,500,000  1,511,250
Philadelphia Wtr. & Wastewtr. Rev. 6.25% 8/1/09
(MBIA Insured)    1,230,000  1,357,613
  8,918,863
SOUTH CAROLINA - 4.4%
Lexington County Health Svcs. Dist. Inc. Hosp. Rev.
7% 10/1/08 (FSA Insured)    3,000,000  3,296,250
Richland County Hosp. Facs. Rev. (Commty. Provider
Pooled Loan) Series A, 7.125% 7/1/17 (FSA Insured)
(Escrowed to Maturity) (d)    1,500,000  1,670,625
South Carolina Ed. Assistance Auth. Insured Student Loan Rev.:
6.40% 9/1/02 (c)    1,500,000  1,599,375
 6.625% 9/1/06 (c)    2,000,000  2,130,000
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
SOUTH CAROLINA - CONTINUED
South Carolina Gen. Oblig. 5.75% 8/1/04   $ 2,300,000 $ 2,455,250
South Carolina Svc. Auth. Rev. (Forward Deal Settlement)
6.25% 1/1/03 (AMBAC Insured)    2,500,000  2,690,625
  13,842,125
SOUTH DAKOTA - 0.4%
South Dakota Lease Rev. Rfdg. (Trust Cfts.) Series A,
6.625% 9/1/12 (FSA Insured)    1,000,000  1,112,500
TENNESSEE - 2.7%
Knox County Health Edl. & Hsg. Facs. Rev. Rfdg.
(Sanders Alliance Hosp. Facs.) Series C,
5.75% 1/1/14 (MBIA Insured)    2,000,000  2,062,500
Metropolitan Gov't. Nashville & Davidson County
Wtr. & Swr. Rev. Rfdg. (Cap. Appreciation)
0% 1/1/12 (FGIC Insured) (a)    5,600,000  6,230,000
  8,292,500
TEXAS - 7.9%
Austin Util. Sys. Rev. Rfdg. (Cap. Appreciation)
0% 11/15/10 (AMBAC Insured)    2,400,000  1,173,000
Conroe Independent School Dist. Rfdg. (Cap. Appreciation)
0% 2/15/07 (PSF Guaranteed)    1,000,000  616,250
Dallas Independent School Dist. Unltd. Tax Rfdg.
(Cap. Appreciation) 0% 8/15/07 (PSF Insured)    3,810,000  2,290,763
Fort Bend Independent School Dist. Gen. Oblig.
7% 2/15/05 (PSF Insured)    2,500,000  2,853,125
Houston Wtr. & Swr. Sys. Rev. Rfdg. (Sr. Lien) Series C,
0% 12/1/06 (AMBAC Insured)    6,735,000  4,184,119
Matagorda County Navigation Dist. #1 Rev. Rfdg.
(Houston Lt. & Pwr. Proj.) Series C, 7.125% 7/1/19
(FGIC insured)    1,700,000  1,810,500
San Antonio Elec. & Gas Rev. Rfdg. (Cap. Appreciation)
Series B, 0% 2/1/10 (FGIC insured)    14,000,000  7,105,000
San Antonio Gen. Impt. Rfdg. (Cap. Appreciation)
Series C, 0% 8/1/06    1,920,000  1,216,800
Spring Independent School Dist. 4.875% 8/15/10
(PSF Insured)    1,500,000  1,445,625
Texas Pub. Fin. Auth. Bldg. Rev. Rfdg. (Cap. Appreciation)
Series 1990, 0% 2/1/12 (MBIA Insured)    4,400,000  1,974,500
  24,669,682
MUNICIPAL BONDS - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
UTAH - 4.2%
Intermountain Pwr. Agcy. Pwr. Supply Sys. Rev. Rfdg.:
Spl. Oblig. Sixth Series B:
 6.50% 7/1/05 (MBIA Insured)   $ 2,000,000 $ 2,207,500
  6.50% 7/1/10 (MBIA Insured)    1,000,000  1,120,000
  6% 7/1/16 (MBIA Insured)    3,000,000  3,108,750
 Series B, 5.75% 7/1/16 (MBIA Insured)    5,760,000  5,803,200
 Series D, 5% 7/1/21 (MBIA Insured)    900,000  829,125
  13,068,575
VIRGINIA - 1.2%
Virginia Beach Dev. Auth. Hosp. Facs. Rev.
(Virginia Beach Gen. Hosp. Proj.):
 6% 2/15/12 (AMBAC Insured)    2,150,000  2,287,063
  6% 2/15/13 (AMBAC Insured)    1,460,000  1,549,425
  3,836,488
WASHINGTON - 4.8%
Benton County Pub. Util. Dist. #1 Elec. Rev. Rfdg.
6% 11/1/04 (AMBAC Insured)    1,740,000  1,863,975
Washington Pub. Pwr. Supply Sys. Rev. Rfdg.:
Nuclear Proj. #1 Series B, 7.25% 7/1/12
 (FGIC Insured) (Pre-Refunded to 7/1/00 @ 102) (d)  1,500,000  1,644,375
 Nuclear Proj. #2:
 5.55% 7/1/10 (FGIC Insured)     8,000,000  7,930,000
  Series A, 6% 7/1/07    2,500,000  2,634,375
 Nuclear Proj. #3 Series B, 7% 7/1/05 (FGIC Insured)   750,000  800,625
  14,873,350
WYOMING - 0.5%
Wyoming Muni. Pwr. Agcy. Pwr. Supply Rev. Rfdg.
Series A, 6.125% 1/1/16 (MBIA Insured)    1,500,000  1,565,625
TOTAL MUNICIPAL BONDS
(Cost $295,091,165)   306,720,327
MUNICIPAL NOTES (B) - 1.5%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
CALIFORNIA - 0.6%
Los Angeles Unified School Dist. Tax & Rev. Series B,
4.50% 9/30/97 TRAN   $ 2,000,000 $ 2,003,200
ILLINOIS - 0.4%
Chicago Gen. Oblig. Tender Notes Series 1997, 3.65%,
tender 2/5/98, LOC Morgan Guaranty Trust Co.   1,200,000  1,198,980
TEXAS - 0.5%
Texas Gen. Oblig. Series 1996, 4.75% 8/29/97 TRAN    1,500,000  1,502,010
TOTAL MUNICIPAL NOTES
(Cost $4,704,264)   4,704,190
CASH EQUIVALENTS - 0.3%
     SHARES
Municipal Central Cash Fund (f)(g)
(Cost $855,835)    855,835  855,835
TOTAL INVESTMENTS - 100%
(Cost $300,651,264)  $ 312,280,352
FUTURES CONTRACTS
    EXPIRATION UNDERLYING FACE UNREALIZED
   DATE AMOUNT AT VALUE GAIN/(LOSS)
PURCHASED
20 US Treasury Bond Future Contracts   September, 1997 $ 2,172,056 $ 49,194
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 0.7%
SECURITY TYPE ABBREVIATIONS
TRAN - Tax and Revenue Anticipation Notes
LEGEND
5. Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date.
6. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
7. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
8. Security collateralized by an amount sufficient to pay interest and principal.
9. A portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $156,800.
10. Information in this report regarding holdings by state and security types do not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.
11. At the period end, the seven-day yield of the Municipal Central Cash Fund was 4.17% The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
12. Security purchased on a delayed delivery or a when-issued basis (see
Note 2 of Notes to Financial Statements).
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows:
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 96.4% AAA, AA, A 98.0%
Baa 0.0% BBB  0.0%
Ba 0.0% BB  0.0%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation  25.8%
Electric Revenue  19.6
Health Care  15.0
Water & Sewer  8.7
Education  7.1
Transportation  5.8
Others (individually less than 5%)   18.0
TOTAL  100.0%
INCOME TAX INFORMATION
At June 30, 1997, the aggregate cost of investment securities for income tax purposes was $300,651,460. Net unrealized appreciation aggregated $11,628,892, of which $12,184,410 related to appreciated investment securities and $555,518 related to depreciated investment securities.
At December 31, 1996, the fund had a capital loss carryforward of approximately $2,242,000 all of which will expire on December 31, 2003. FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

AMOUNTS IN THOUSANDS JUNE 30, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value (cost $300,651,264) -                 $ 312,280,352
See accompanying schedule

Interest receivable                                                       5,150,602

 TOTAL ASSETS                                                             317,430,954

LIABILITIES

Payable to custodian bank                                   $ 13,704

Payable for investments purchased                            1,190,148
on delayed delivery basis

Payable for fund shares redeemed                             436,635

Distributions payable                                        467,567

Accrued management fee                                       102,982

Payable for daily variation on futures contracts             11,250

Other payables and accrued expenses                          64,952

 TOTAL LIABILITIES                                                        2,287,238

NET ASSETS                                                               $ 315,143,716

Net Assets consist of:

Paid in capital                                                          $ 304,416,121

Accumulated undistributed net realized gain (loss)                        (950,687)
on investments

Net unrealized appreciation (depreciation) on                             11,678,282
investments

NET ASSETS, for 26,367,138 shares outstanding                            $ 315,143,716

NET ASSET VALUE, offering price and redemption price                      $11.95
per share ($315,143,716 (divided by) 26,367,138 shares)


STATEMENT OF OPERATIONS

AMOUNTS IN THOUSANDS SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)

INTEREST INCOME                                                                $ 8,660,998

EXPENSES

Management fee                                                    $ 623,740

Transfer agent, accounting and custodian fees and                  280,853
expenses

Non-interested trustees' compensation                              708

Registration fees                                                  23,963

Audit                                                              24,980

Legal                                                              1,619

Miscellaneous                                                      939

 Total expenses before reductions                                  956,802

 Expense reductions                                                (38,231)     918,571

NET INTEREST INCOME                                                             7,742,427

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                             1,231,198

 Futures contracts                                                 150,993      1,382,191

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                             203,506

 Futures contracts                                                 45,333       248,839

NET GAIN (LOSS)                                                                 1,631,030

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                                $ 9,373,457
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                         SIX MONTHS      YEAR ENDED
                                                         ENDED           DECEMBER 31,
                                                         JUNE 30, 1997   1996
                                                         (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS

Operations                                               $ 7,742,427     $ 16,510,227
Net interest income

 Net realized gain (loss)                                 1,382,191       1,420,872

 Change in net unrealized appreciation (depreciation)     248,839         (6,245,623)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          9,373,457       11,685,476
FROM OPERATIONS

Distributions to shareholders                             (7,742,427)     (16,510,227)
From net interest income

Share transactions                                        27,112,369      96,451,875
Net proceeds from sales of shares

 Reinvestment of distributions                            5,216,648       11,267,262

 Cost of shares redeemed                                  (49,145,498)    (129,582,316)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          (16,816,481)    (21,863,179)
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 (15,185,451)    (26,687,930)

NET ASSETS

 Beginning of period                                      330,329,167     357,017,097

 End of period                                           $ 315,143,716   $ 330,329,167

OTHER INFORMATION
Shares

 Sold                                                     2,287,781       8,173,060

 Issued in reinvestment of distributions                  440,313         957,709

 Redeemed                                                 (4,146,423)     (11,003,240)

 Net increase (decrease)                                 (1,418,329)     (1,872,471)


FINANCIAL HIGHLIGHTS
      SIX MONTHS      YEARS ENDED DECEMBER 31,
      ENDED
      JUNE 30, 1997

      (UNAUDITED)     1996                       1995   1994   1993 C   1992


SELECTED PER-SHARE DATA

Net asset value,               $ 11.890    $ 12.040    $ 10.690    $ 12.370    $ 11.720    $ 11.630
beginning of period

Income from                     .288        .574        .599        .627        .655        .689
Investment
Operations
Net interest income

 Net realized and               .060        (.150)      1.358       (1.560)     .930        .200
 unrealized
 gain (loss)

 Total from investment          .348        .424        1.957       (.933)      1.585       .889

 operations



Less Distributions              (.288)      (.574)      (.599)      (.627)      (.655)      (.689)
From net interest
 income

 From net                       -           -           (.008)      (.120)      (.280)      (.110)
 realized gain

 Total distributions            (.288)      (.574)      (.607)      (.747)      (.935)      (.799)

Net asset value, end           $ 11.950    $ 11.890    $ 12.040    $ 10.690    $ 12.370    $ 11.720
of period

TOTAL RETURN B, F               2.97%       3.68%       18.67%      (7.73)      13.85%      7.91%
                                                                   %

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of             $ 315,144   $ 330,329   $ 357,017   $ 319,551   $ 448,396   $ 371,122
period (000 omitted)

Ratio of expenses to            .58% A,     .61%        .61%        .58%        .61%        .63%
average net assets              E

Ratio of expenses to            .58% A      .60%        .61%        .58%        .61%        .63%
average net assets                         D
after expense
reductions

Ratio of net interest           4.90% A     4.87%       5.24%       5.52%       5.31%       5.91%
income to average
net assets

Portfolio turnover rate         22% A       31%         61%         56%         78%         69%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C EFFECTIVE JANUARY 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INTEREST INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
E FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended June 30, 1997 (Unaudited)




1. SIGNIFICANT ACCOUNTING POLICIES.
Spartan Insured Municipal Income Fund (the fund) (formerly Fidelity Insured Municipal Income Fund) is a fund of Fidelity Municipal Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940
Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures and options transactions and market discount.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net interest income and realized and unrealized gain (loss). Any taxable gain remaining at fiscal year end is distributed in the following year.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund may invest in the Municipal Central Cash Fund (the Cash Fund) managed by FMR Texas, an affiliate of Fidelity Management & Research Company (FMR). The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income in the accompanying financial statements. WHEN-ISSUED SECURITIES. The fund may purchase or sell securities on a when-issued basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities is fixed at the time the transaction is negotiated. The market values of the securities purchased on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its custodial records with a value at least equal to the amount of the commitment. The payables and receivables associated with the purchases and sales of when-issued securities having the same settlement date and broker are offset. When-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the statement of assets and liabilities under the caption "Delayed delivery." Losses may arise due to changes in the market value of the underlying securities, if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at
2. OPERATING POLICIES -
CONTINUED
FUTURES CONTRACTS - CONTINUED
period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $34,388,475 and $54,783,144, respectively.
The market value of futures contracts opened and closed during the period amounted to $25,137,640 and $23,693,028, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .39% of average net assets.
TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian and transfer and shareholder servicing agent for the fund. The Bank has entered into a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the fund's transfer and shareholder servicing agent and accounting functions. The fund pays account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses. For the period, FSC received transfer agent and accounting fees amounting to $203,651 and $67,771, respectively. For the period, the transfer agent fees were equivalent to an annualized rate of .13% of average net assets.
5. EXPENSE REDUCTIONS.
Effective April 1, 1997, FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of .55% of the funds average net assets. For the period, the reimbursement reduced expenses by $38,231. MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day. BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.
1
 For quotes.*
2
 For account balances and holdings.
3
 To review orders and mutual
fund activity.
4
 To change your PIN.
5
 To speak to a Fidelity representative.
*
0
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services. (PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC
(PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
SM
(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC)(PHONE_GRAPHIC
(PHONE_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
815 East Birch Street
Brea, CA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
4001 Tamiami Trail, North
Naples, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3525 Piedmont Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
215 East Erie Street
Chicago, IL
One North Franklin Street
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
INDIANA
4729 East 82nd Street
Indianapolis, IN
LOUISIANA
201 St. Charles Avenue
New Orleans, LA
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1055 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
10 Bank Street
White Plains, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
1903 East Ninth Street
Cleveland, OH
OREGON
121 S.W. Morrison Street
Portland, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
6150 Poplar Road
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
7001 Preston Road
Dallas, TX
1155 Dairy Ashford Street
Houston, TX
2701 Drexel Drive
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
19740 IH 45 North
Spring, TX
UTAH
215 South State Street
Salt Lake City, UT
VERMONT
199 Main Street
Burlington, VT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street, N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
George A. Fischer, Vice President
Arthur S. Loring, Secretary
Richard A. Silver, Treasurer
Thomas D. Maher, Assistant Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
* INDEPENDENT TRUSTEES
FIDELITY'S MUNICIPAL BOND FUNDS
Aggressive Municipal
California Insured Municipal Income
California Municipal Income
Spartan Insured Municipal Income
Limited Term Municipal Income
Spartan Massachusetts Municipal Income
Spartan Michigan Municipal Income
Spartan Minnesota Municipal Income
Municipal Income
New York Municipal Income
New York Municipal Income Insured
Spartan Ohio Municipal Income
Spartan Arizona Municipal Income
Spartan California Intermediate
Municipal Income
Spartan California Municipal Income
Spartan Connecticut Municipal Income
Spartan Florida Municipal Income
Spartan Intermediate Municipal Income
Spartan Maryland Municipal Income
Spartan Municipal Income
Spartan New Jersey Municipal Income
Spartan New York Intermediate
Municipal Income
Spartan New York Municipal Income
Spartan Pennsylvania Municipal Income
Spartan Short-Intermediate
Municipal Income
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress  1-800-544-5555
SM
 AUTOMATED LINE FOR QUICKEST SERVICE